BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2023
Consolidated Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Bermuda — 0.0%
BPCRE Ltd., Series 2022-FL2, Class A,
(1-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 7.09%, 01/16/37
(a)(b)
USD 10,398 $ 10,291,143
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 9,749,647
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 13,173,193
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,440,959
24,363,799
Cayman Islands — 6.8%
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class CR, (3-mo.
LIBOR USD at 2.40% Floor +
2.40%), 7.21%, 04/20/30 .... USD 500 489,440
Series 2019-4A, Class DR, (3-mo.
LIBOR USD at 3.65% Floor +
3.65%), 8.46%, 04/20/30 .... 3,500 3,171,258
ACAS CLO Ltd.
(a)(b)
Series 2015-1A, Class AR3, (3-mo.
LIBOR USD at 0.89% Floor +
0.89%), 5.68%, 10/18/28 .... 3,434 3,395,947
Series 2015-1A, Class BRR, (3-mo.
LIBOR USD + 1.60%), 6.39%,
10/18/28 ............... 500 488,287
Series 2015-1A, Class CRR, (3-mo.
LIBOR USD + 2.20%), 6.99%,
10/18/28 ............... 3,690 3,511,423
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (3-mo. LIBOR USD at 3.30%
Floor + 3.30%), 8.09%, 01/15/33
(a)(b)
375 351,210
AGL CLO 5 Ltd., Series 2020-5A, Class
A2R, (3-mo. LIBOR USD at 1.40%
Floor + 1.40%), 6.21%, 07/20/34
(a)(b)
390 373,101
AGL CLO 9 Ltd., Series 2020-9A, Class
E, (3-mo. LIBOR USD at 7.26%
Floor + 7.26%), 12.07%, 01/20/34
(a)
(b)
...................... 970 906,208
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (3-mo. LIBOR USD at
1.39% Floor + 1.39%), 6.20%,
04/20/32
(a)(b)
............... 4,775 4,747,887
AIMCO CLO
(a)(b)
Series 2015-AA, Class X, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 5.74%, 10/17/34 .... 1,750 1,741,384
Series 2018-BA, Class AR, (3-mo.
LIBOR USD at 1.10% Floor +
1.10%), 5.89%, 01/15/32 .... 2,000 1,969,014
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, (3-mo. LIBOR USD +
0.00%), 0.00%, 04/20/34
(a)(b)
.... 20,000 14,854,500
Allegro CLO II-S Ltd.
(a)(b)
Series 2014-1RA, Class B, (3-mo.
LIBOR USD at 2.15% Floor +
2.15%), 6.97%, 10/21/28 .... 2,740 2,663,953
Series 2014-1RA, Class C, (3-mo.
LIBOR USD at 3.00% Floor +
3.00%), 7.82%, 10/21/28 .... 7,480 6,979,754
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (3-mo. LIBOR USD
at 1.55% Floor + 1.55%), 6.34%,
01/15/30
(a)(b)
............... USD 1,630 $ 1,589,250
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (3-mo. LIBOR USD at
0.95% Floor + 0.95%), 5.74%,
10/16/30
(a)(b)
............... 3,829 3,783,657
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (3-mo. LIBOR USD at
1.13% Floor + 1.13%), 5.92%,
01/17/31
(a)(b)
............... 1,350 1,331,472
Allegro CLO VII Ltd., Series 2018-1A,
Class A, (3-mo. LIBOR USD at
1.10% Floor + 1.10%), 5.89%,
06/13/31
(a)(b)
............... 3,500 3,444,408
Allegro CLO VIII Ltd.
(a)(b)
Series 2018-2A, Class A, (3-mo.
LIBOR USD at 1.10% Floor +
1.10%), 5.89%, 07/15/31 .... 19,500 19,236,106
Series 2018-2A, Class B1, (3-mo.
LIBOR USD at 1.67% Floor +
1.67%), 6.46%, 07/15/31 .... 500 480,183
Allegro CLO XI Ltd., Series 2019-2A,
Class C, (3-mo. LIBOR USD at
3.00% Floor + 3.00%), 7.80%,
01/19/33
(a)(b)
............... 560 547,098
ALM Ltd.
(a)(b)
Series 2020-1A, Class A2, (3-mo.
LIBOR USD + 1.85%), 6.64%,
10/15/29 ............... 12,790 12,526,677
Series 2020-1A, Class B, (3-mo.
LIBOR USD + 2.00%), 6.79%,
10/15/29 ............... 500 481,048
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/16
(a)(b)
...... 12,160 3,526
AMMC CLO 21 Ltd., Series 2017-
21A, Class A, (3-mo. LIBOR USD
at 1.25% Floor + 1.25%), 6.06%,
11/02/30
(a)(b)
............... 1,712 1,696,601
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (3-mo. LIBOR USD +
1.05%), 5.87%, 07/24/29
(a)(b)
.... 3,382 3,359,500
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class A, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 5.85%, 01/28/31 .... 2,889 2,849,768
Series 2014-3RA, Class B, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.30%, 01/28/31 .... 9,800 9,442,888
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%),
6.65%, 01/28/31
(a)(b)
.......... 1,500 1,438,603
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.24%, 01/15/30 .... 16,585 16,297,973
Series 2014-5RA, Class C, (3-mo.
LIBOR USD at 1.85% Floor +
1.85%), 6.64%, 01/15/30 .... 5,245 5,092,441
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%),
5.84%, 07/15/30
(a)(b)
.......... 6,522 6,449,347

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (3-mo.
LIBOR USD at 1.09% Floor +
1.09%), 5.89%, 01/28/31 .... USD 14,595 $ 14,459,041
Series 2015-7A, Class BR2, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 6.55%, 01/28/31 .... 8,000 7,785,593
Series 2015-7A, Class CR2, (3-mo.
LIBOR USD at 2.20% Floor +
2.20%), 7.00%, 01/28/31 .... 7,325 7,082,767
Series 2015-7A, Class D1R2, (3-mo.
LIBOR USD at 3.50% Floor +
3.50%), 8.30%, 01/28/31 .... 8,610 7,610,443
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo.
LIBOR USD + 1.25%), 6.06%,
10/13/30 ............... 2,910 2,883,876
Series 2013-1A, Class A2R, (3-mo.
LIBOR USD + 1.65%), 6.46%,
10/13/30 ............... 3,680 3,572,838
Series 2013-1A, Class BR, (3-mo.
LIBOR USD + 2.15%), 6.96%,
10/13/30 ............... 1,160 1,112,860
Series 2013-1A, Class CR, (3-mo.
LIBOR USD + 3.20%), 8.02%,
10/13/30 ............... 1,583 1,509,028
Series 2014-5RA, Class A, (3-mo.
LIBOR USD at 0.99% Floor +
0.99%), 5.78%, 01/15/30 .... 505 500,848
Series 2018-1RA, Class A1, (3-mo.
LIBOR USD at 0.99% Floor +
0.99%), 5.81%, 04/13/31 .... 6,650 6,573,675
Anchorage Credit Funding 3 Ltd.
(a)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 5,303,229
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(b)(c)
........ 7,500 5,205,000
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, (3-mo.
LIBOR USD + 0.00%), 0.00%,
01/21/40
(a)(b)
............... 10,000 8,200,000
Apidos CLO XII, Series 2013-12A,
Class AR, (3-mo. LIBOR USD at
1.08% Floor + 1.08%), 5.87%,
04/15/31
(a)(b)
............... 22,250 21,997,051
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. LIBOR USD
at 1.01% Floor + 1.01%), 5.82%,
04/20/31
(a)(b)
............... 4,630 4,582,716
Apidos CLO XVIII, Series 2018-18A,
Class A1, (3-mo. LIBOR USD at
1.14% Floor + 1.14%), 5.96%,
10/22/30
(a)(b)
............... 1,167 1,151,913
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A1R, (3-mo.
LIBOR USD at 1.06% Floor +
1.06%), 5.87%, 04/20/31 .... 1,765 1,744,185
Series 2015-22A, Class BR, (3-mo.
LIBOR USD at 1.95% Floor +
1.95%), 6.76%, 04/20/31 .... 3,250 3,152,988
Series 2015-22A, Class CR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.76%, 04/20/31 .... 800 751,975
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. LIBOR USD
at 0.95% Floor + 0.95%), 5.76%,
10/20/30
(a)(b)
............... USD 21,350 $ 21,051,516
Apidos CLO XXV, Series 2016-25A,
Class A1R, (3-mo. LIBOR USD
at 1.17% Floor + 1.17%), 5.98%,
10/20/31
(a)(b)
............... 400 393,559
Apidos CLO XXVI
(a)(b)
Series 2017-26A, Class A1AR, (3-
mo. LIBOR USD at 0.90% Floor +
0.90%), 5.69%, 07/18/29 .... 3,500 3,463,707
Series 2017-26A, Class BR, (3-mo.
LIBOR USD at 1.95% Floor +
1.95%), 6.74%, 07/18/29 .... 2,750 2,678,436
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. LIBOR USD
at 0.93% Floor + 0.93%), 5.72%,
07/17/30
(a)(b)
............... 10,950 10,830,066
Apidos CLO XXXI, Series 2019-31A,
Class BR, (3-mo. LIBOR USD at
1.55% Floor + 1.55%), 6.34%,
04/15/31
(a)(b)
............... 250 243,258
Apidos CLO XXXII, Series 2019-32A,
Class D, (3-mo. LIBOR USD at
3.50% Floor + 3.50%), 8.31%,
01/20/33
(a)(b)
............... 300 286,476
Apidos CLO XXXVI, Series 2021-
36A, Class B, (3-mo. LIBOR USD
at 1.60% Floor + 1.60%), 6.41%,
07/20/34
(a)(b)
............... 1,320 1,277,443
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. LIBOR USD at
6.30% Floor + 6.30%), 11.12%,
10/22/34
(a)(b)
............... 850 793,379
Apollo Credit Funding IV Ltd., Series
4A, Class A2R, (3-mo. LIBOR USD
at 1.60% Floor + 1.60%), 6.39%,
07/15/30
(a)(b)
............... 750 732,187
Apres Static CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo.
LIBOR USD + 1.07%), 5.86%,
10/15/28 ............... 714 710,891
Series 2019-1A, Class A2R, (3-mo.
LIBOR USD + 1.70%), 6.49%,
10/15/28 ............... 500 495,228
Series 2019-1A, Class CR, (3-mo.
LIBOR USD + 4.25%), 9.04%,
10/15/28 ............... 9,150 8,609,762
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 6.68%, 05/15/37
(a)(b)
19,015 18,682,238
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (3-mo. LIBOR USD
at 1.05% Floor + 1.05%), 5.87%,
04/22/31
(a)(b)
............... 2,000 1,972,709
Ares Loan Funding I Ltd.
(a)(b)
Series 2021-ALFA, Class E, (3-mo.
LIBOR USD at 6.70% Floor +
6.70%), 11.49%, 10/15/34 .... 10,850 10,166,110
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 10,185,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ares XL CLO Ltd., Series 2016-40A,
Class A1RR, (3-mo. LIBOR USD
at 0.87% Floor + 0.87%), 5.66%,
01/15/29
(a)(b)
............... USD 5,350 $ 5,297,363
Ares XLII CLO Ltd., Series 2017-42A,
Class AR, (3-mo. LIBOR USD at
0.92% Floor + 0.92%), 5.74%,
01/22/28
(a)(b)
............... 8,799 8,734,381
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (3-mo. LIBOR USD at
2.05% Floor + 2.05%), 6.84%,
10/15/30
(a)(b)
............... 1,125 1,077,921
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (3-mo. LIBOR USD at
0.92% Floor + 0.92%), 5.71%,
04/15/30
(a)(b)
............... 2,300 2,272,107
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (3-mo. LIBOR USD +
1.17%), 5.96%, 10/15/30
(a)(b)
.... 1,499 1,486,325
Assurant CLO Ltd., Series 2018-2A,
Class A, (3-mo. LIBOR USD at
1.04% Floor + 1.04%), 5.85%,
04/20/31
(a)(b)
............... 1,350 1,333,830
Atrium IX
(a)(b)
Series 9A, Class AR2, (3-mo. LIBOR
USD at 0.99% Floor + 0.99%),
5.94%, 05/28/30 .......... 2,308 2,283,604
Series 9A, Class BR2, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%),
6.45%, 05/28/30 .......... 325 317,173
Series 9A, Class CR2, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%),
6.95%, 05/28/30 .......... 3,105 2,971,438
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(b)
.......... 13,300 9,975
Atrium XV, Series 15A, Class D, (3-mo.
LIBOR USD at 3.00% Floor +
3.00%), 7.82%, 01/23/31
(a)(b)
.... 250 236,860
Avery Point IV CLO Ltd., Series 2014-
1A, Class D, (3-mo. LIBOR USD
at 3.50% Floor + 3.50%), 8.32%,
04/25/26
(a)(b)
............... 2,032 2,030,007
Babson CLO Ltd.
(a)(b)
Series 2015-IA, Class AR, (3-mo.
LIBOR USD at 0.99% Floor +
0.99%), 5.80%, 01/20/31 .... 3,600 3,558,379
Series 2015-IA, Class BR, (3-mo.
LIBOR USD at 1.40% Floor +
1.40%), 6.21%, 01/20/31 .... 250 243,619
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.31%, 07/20/30 .... 1,400 1,345,668
Series 2018-1A, Class A1, (3-mo.
LIBOR USD + 0.96%), 5.78%,
04/23/31 ............... 12,750 12,584,920
Series 2018-2A, Class A1, (3-mo.
LIBOR USD at 1.08% Floor +
1.08%), 5.88%, 07/19/31 .... 5,210 5,160,811
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class B, (3-mo.
LIBOR USD at 2.30% Floor +
2.30%), 7.11%, 01/20/34 ..... 250 244,022
Series 2020-14A, Class D, (3-mo.
LIBOR USD at 7.00% Floor +
7.00%), 11.81%, 01/20/34 .... 250 227,094
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ballyrock CLO Ltd.
(a)(b)
Series 2018-1A, Class A1, (3-mo.
LIBOR USD + 1.00%), 5.81%,
04/20/31 ............... USD 800 $ 787,293
Series 2018-1A, Class A2, (3-mo.
LIBOR USD + 1.60%), 6.41%,
04/20/31 ............... 2,300 2,216,793
Series 2019-2A, Class A1AR, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.92%, 11/20/30 ..... 486 480,739
Series 2020-2A, Class DR, (3-mo.
LIBOR USD at 6.15% Floor +
6.15%), 10.96%, 10/20/31 .... 1,340 1,213,172
Bardot CLO Ltd., Series 2019-2A, Class
DR, (3-mo. LIBOR USD at 3.00%
Floor + 3.00%), 7.82%, 10/22/32
(a)(b)
940 875,958
Barings CLO Ltd.
(a)(b)
Series 2016-2A, Class AR2, (3-mo.
LIBOR USD at 1.07% Floor +
1.07%), 5.88%, 01/20/32 .... 2,500 2,463,789
Series 2018-3A, Class A1, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 5.76%, 07/20/29 .... 2,986 2,968,240
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (3-mo. LIBOR USD at
3.25% Floor + 3.25%), 8.04%,
07/15/31
(a)(b)
............... 450 398,561
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A2R2, (3-mo.
LIBOR USD at 1.55% Floor +
1.55%), 6.34%, 07/18/30 .... 11,000 10,717,173
Series 2015-8A, Class BR2, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.79%, 07/18/30 .... 8,500 8,256,052
Bean Creek CLO Ltd., Series 2015-1A,
Class AR, (3-mo. LIBOR USD at
1.02% Floor + 1.02%), 5.83%,
04/20/31
(a)(b)
............... 2,250 2,223,393
Benefit Street Partners CLO II Ltd.
(a)(b)
Series 2013-IIA, Class A1R2, (3-mo.
LIBOR USD at 0.87% Floor +
0.87%), 5.66%, 07/15/29 .... 3,462 3,436,782
Series 2013-IIA, Class A2R2, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.24%, 07/15/29 .... 4,000 3,936,144
Benefit Street Partners CLO III Ltd.
(a)(b)
Series 2013-IIIA, Class A1R2, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.81%, 07/20/29 .... 317 315,144
Series 2013-IIIA, Class A2R2, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.46%, 07/20/29 .... 2,850 2,823,104
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A, (3-
mo. LIBOR USD at 1.09% Floor +
1.09%), 5.90%, 04/20/31
(a)(b)
.... 3,800 3,760,147
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-
mo. LIBOR USD at 1.10% Floor +
1.10%), 5.91%, 01/20/31
(a)(b)
.... 3,640 3,596,768
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (3-mo.
LIBOR USD + 2.00%), 6.79%,
10/15/30
(a)(b)
............... 1,375 1,327,511

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo.
LIBOR USD at 6.75% Floor +
6.75%), 11.54%, 07/15/34
(a)(b)
.... USD 1,000 $ 888,495
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (3-mo.
LIBOR USD at 6.81% Floor +
6.81%), 11.63%, 04/25/34
(a)(b)
.... 1,250 1,111,876
Birch Grove CLO 2 Ltd., Series 2021-
2A, Class D1, (3-mo. LIBOR USD
at 3.30% Floor + 3.30%), 8.10%,
10/19/34
(a)(b)
............... 10,250 9,309,425
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class D1, (3-mo. LIBOR USD
at 3.20% Floor + 3.20%), 8.00%,
01/19/35
(a)(b)
............... 1,250 1,129,370
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class BR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%),
6.62%, 06/15/31 .......... 2,000 1,939,597
Series 19A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%),
7.07%, 06/15/31 .......... 6,000 5,704,664
Series 19A, Class DR, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%),
8.22%, 06/15/31 .......... 4,795 4,531,144
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo.
LIBOR USD + 1.18%), 6.00%,
10/22/30 ............... 3,048 3,017,184
Series 2013-2A, Class BR, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.42%, 10/22/30 .... 4,000 3,858,759
Series 2016-2A, Class C1R2, (3-mo.
LIBOR USD at 3.10% Floor +
3.10%), 8.02%, 08/20/32 .... 250 231,396
Series 2018-1A, Class B, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.50%, 07/30/30 .... 273 259,962
Series 2018-2A, Class A, (3-mo.
LIBOR USD at 1.11% Floor +
1.11%), 5.97%, 08/15/31 ..... 1,234 1,213,078
Series 2018-2A, Class B, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.56%, 08/15/31 .... 2,750 2,650,074
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%),
5.87%, 07/15/31
(a)(b)
.......... 18,975 18,695,637
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%),
7.97%, 07/25/34
(a)(b)
.......... 250 225,148
BlueMountain CLO XXVIII Ltd.
(a)(b)
Series 2021-28A, Class A, (3-mo.
LIBOR USD at 1.26% Floor +
1.26%), 6.05%, 04/15/34 .... 450 440,375
Series 2021-28A, Class D, (3-mo.
LIBOR USD at 2.90% Floor +
2.90%), 7.69%, 04/15/34 .... 2,000 1,752,830
BlueMountain CLO XXXIII Ltd., Series
2021-33A, Class D, (3-mo. LIBOR
USD at 3.50% Floor + 3.50%),
8.42%, 11/20/34
(a)(b)
.......... 1,510 1,316,827
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain Fuji US CLO I Ltd.,
Series 2017-1A, Class A1R, (3-mo.
LIBOR USD at 0.98% Floor +
0.98%), 5.79%, 07/20/29
(a)(b)
.... USD 3,962 $ 3,908,612
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
LIBOR USD + 1.00%), 5.81%,
10/20/30
(a)(b)
............... 4,250 4,199,099
Bristol Park CLO Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.24%, 04/15/29 .... 6,250 6,074,176
Series 2016-1A, Class DR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.74%, 04/15/29 .... 500 446,730
Burnham Park CLO Ltd.
(a)(b)
Series 2016-1A, Class AR, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 5.96%, 10/20/29 .... 11,219 11,144,623
Series 2016-1A, Class DR, (3-mo.
LIBOR USD at 2.85% Floor +
2.85%), 7.66%, 10/20/29 .... 500 450,564
Buttermilk Park CLO Ltd., Series 2018-
1A, Class D, (3-mo. LIBOR USD
at 3.10% Floor + 3.10%), 7.89%,
10/15/31
(a)(b)
............... 875 779,262
Canyon CLO Ltd., Series 2020-3A,
Class E, (3-mo. LIBOR USD at
7.25% Floor + 7.25%), 12.04%,
01/15/34
(a)(b)
............... 380 343,763
Carbone CLO Ltd., Series 2017-1A,
Class A1, (3-mo. LIBOR USD +
1.14%), 5.95%, 01/20/31
(a)(b)
.... 4,000 3,953,827
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.79%, 01/15/31 .... 1,478 1,464,899
Series 2014-1A, Class A1R2, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 5.76%, 04/17/31 .... 24,196 23,904,615
Series 2014-2RA, Class A1, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 5.91%, 05/15/31 .... 1,000 989,349
Series 2014-3RA, Class A1A, (3-mo.
LIBOR USD + 1.05%), 5.86%,
07/27/31 ............... 41,836 41,353,345
Series 2015-4A, Class A1R, (3-mo.
LIBOR USD + 1.34%), 6.15%,
07/20/32 ............... 400 395,002
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1AR, (3-mo.
LIBOR USD at 0.90% Floor +
0.90%), 5.71%, 07/20/29 .... 2,423 2,393,471
Series 2017-4A, Class A1, (3-mo.
LIBOR USD at 1.18% Floor +
1.18%), 5.97%, 01/15/30 .... 2,400 2,378,151
Series 2018-1A, Class A1, (3-mo.
LIBOR USD + 1.02%), 5.83%,
04/20/31 ............... 19,500 19,281,832
Series 2018-4A, Class A2, (3-mo.
LIBOR USD at 1.80% Floor +
1.80%), 6.61%, 01/20/31 .... 550 536,973
Series 2019-2A, Class A1R, (3-mo.
LIBOR USD at 1.12% Floor +
1.12%), 5.91%, 07/15/32 .... 3,000 2,952,150

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-2A, Class CR, (3-mo.
LIBOR USD at 3.20% Floor +
3.20%), 8.02%, 01/25/35 .... USD 1,750 $ 1,595,311
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. LIBOR USD +
2.89%), 7.68%, 07/16/31
(a)(b)
.... 1,455 1,317,005
CarVal CLO II Ltd., Series 2019-1A,
Class CR, (3-mo. LIBOR USD at
2.00% Floor + 2.00%), 6.81%,
04/20/32
(a)(b)
............... 700 663,466
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo.
LIBOR USD at 3.25% Floor +
3.25%), 8.04%, 10/15/34 .... 500 466,232
Series 2021-2A, Class E, (3-mo.
LIBOR USD at 6.75% Floor +
6.75%), 11.54%, 10/15/34 .... 250 220,091
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo.
LIBOR USD + 1.25%), 6.06%,
07/20/30 ............... 20,101 19,938,590
Series 2017-1A, Class C, (3-mo.
LIBOR USD + 2.40%), 7.21%,
07/20/30 ............... 750 729,361
Series 2018-7A, Class B1, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.41%, 07/20/31 .... 1,000 968,957
Series 2019-9A, Class B2, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 6.69%, 02/12/30 .... 4,750 4,670,813
Cedar Funding IX CLO Ltd.
(a)(b)
Series 2018-9A, Class A1, (3-mo.
LIBOR USD at 0.98% Floor +
0.98%), 5.79%, 04/20/31 .... 29,400 29,033,735
Series 2018-9A, Class D, (3-mo.
LIBOR USD at 2.60% Floor +
2.60%), 7.41%, 04/20/31 .... 250 225,165
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%),
5.89%, 07/17/31
(a)(b)
.......... 5,450 5,369,984
Cedar Funding VII CLO Ltd.
(a)(b)
Series 2018-7A, Class A1, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.81%, 01/20/31 .... 3,500 3,464,060
Series 2018-7A, Class A2, (3-mo.
LIBOR USD at 1.13% Floor +
1.13%), 5.94%, 01/20/31 .... 250 241,054
Series 2018-7A, Class E, (3-mo.
LIBOR USD at 4.55% Floor +
4.55%), 9.36%, 01/20/31 .... 2,963 2,488,446
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%),
6.30%, 05/29/32
(a)(b)
.......... 1,000 973,521
Cedar Funding XIV CLO Ltd.
(a)(b)
Series 2021-14A, Class B, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.39%, 07/15/33 .... 4,000 3,857,375
Series 2021-14A, Class D, (3-mo.
LIBOR USD at 3.25% Floor +
3.25%), 8.04%, 07/15/33 .... 13,250 11,753,225
Series 2021-14A, Class E, (3-mo.
LIBOR USD at 6.34% Floor +
6.34%), 11.13%, 07/15/33 .... 3,850 3,440,810
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... USD 15,040 $ 7,479,392
CIFC Funding 2013-III-R Ltd., Series
2013-3RA, Class A1, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%),
5.80%, 04/24/31
(a)(b)
.......... 12,000 11,855,088
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
LIBOR USD at 1.06% Floor +
1.06%), 5.87%, 04/27/31
(a)(b)
.... 5,100 5,034,320
CIFC Funding 2015-III Ltd., Series
2015-3A, Class AR, (3-mo. LIBOR
USD at 0.87% Floor + 0.87%),
5.67%, 04/19/29
(a)(b)
.......... 6,413 6,347,113
CIFC Funding 2017-IV Ltd., Series
2017-4A, Class A1R, (3-mo. LIBOR
USD at 0.95% Floor + 0.95%),
5.77%, 10/24/30
(a)(b)
.......... 19,133 18,924,898
CIFC Funding 2022-VII Ltd., Series
2022-7A, Class E, (3-mo. CME Term
SOFR at 8.94% Floor + 8.94%),
13.15%, 10/22/35
(a)(b)
......... 500 494,490
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A2, (3-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.06%, 01/20/28 .... 250 245,925
Series 2013-1A, Class A2R, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 6.54%, 07/16/30 .... 1,250 1,221,488
Series 2013-1A, Class CR, (3-mo.
LIBOR USD at 3.55% Floor +
3.55%), 8.34%, 07/16/30 .... 500 459,458
Series 2013-2A, Class A1L2, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.79%, 10/18/30 .... 21,859 21,635,171
Series 2013-3RA, Class B, (3-mo.
LIBOR USD at 1.85% Floor +
1.85%), 6.67%, 04/24/31 .... 650 632,059
Series 2013-3RA, Class C, (3-mo.
LIBOR USD at 2.90% Floor +
2.90%), 7.72%, 04/24/31 .... 1,050 974,826
Series 2013-4A, Class DRR, (3-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.61%, 04/27/31 .... 250 232,904
Series 2014-1A, Class A1R2, (3-mo.
LIBOR USD + 1.10%), 5.89%,
01/18/31 ............... 630 624,542
Series 2014-2RA, Class A1, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 5.87%, 04/24/30 .... 11,924 11,820,914
Series 2014-2RA, Class B1, (3-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.62%, 04/24/30 .... 650 611,036
Series 2014-3A, Class A1R2, (3-mo.
LIBOR USD + 1.20%), 6.02%,
10/22/31 ............... 840 830,584
Series 2014-5A, Class A1R2, (3-mo.
LIBOR USD at 1.20% Floor +
1.20%), 5.99%, 10/17/31 .... 1,000 989,900
Series 2015-1A, Class ARR, (3-mo.
LIBOR USD at 1.11% Floor +
1.11%), 5.93%, 01/22/31 ..... 1,892 1,874,635
Series 2015-1A, Class BRR, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.27%, 01/22/31 .... 400 389,610

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-3A, Class BR, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 5.95%, 04/19/29 .... USD 8,750 $ 8,512,425
Series 2017-1A, Class AR, (3-mo.
LIBOR USD at 1.01% Floor +
1.01%), 5.83%, 04/23/29 .... 8,450 8,374,135
Series 2017-1A, Class B, (3-mo.
LIBOR USD + 1.70%), 6.52%,
04/23/29 ............... 2,870 2,823,443
Series 2017-1A, Class C, (3-mo.
LIBOR USD + 2.45%), 7.27%,
04/23/29 ............... 9,770 9,495,613
Series 2017-2A, Class AR, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 5.76%, 04/20/30 .... 9,818 9,714,418
Series 2017-3A, Class A1, (3-mo.
LIBOR USD at 1.22% Floor +
1.22%), 6.03%, 07/20/30 .... 10,655 10,579,778
Series 2017-5A, Class A1, (3-mo.
LIBOR USD + 1.18%), 5.97%,
11/16/30 ............... 17,285 17,131,775
Series 2017-5A, Class C, (3-mo.
LIBOR USD + 2.85%), 7.64%,
11/16/30 ............... 800 738,240
Series 2018-1A, Class A, (3-mo.
LIBOR USD + 1.00%), 5.79%,
04/18/31 ............... 250 247,041
Series 2018-2A, Class A1, (3-mo.
LIBOR USD + 1.04%), 5.85%,
04/20/31 ............... 6,990 6,912,648
Series 2021-4A, Class B, (3-mo.
LIBOR USD at 1.58% Floor +
1.58%), 6.37%, 07/15/33 .... 500 485,647
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (3-mo.
LIBOR USD at 1.20% Floor +
1.20%), 6.01%, 10/20/30 .... 2,393 2,368,557
Series 2015-1A, Class DR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.76%, 10/20/30 .... 2,900 2,708,202
Crown City CLO III
(a)(b)
Series 2021-1A, Class A1A, (3-mo.
LIBOR USD at 1.17% Floor +
1.17%), 5.98%, 07/20/34 .... 250 243,878
Series 2021-1A, Class C, (3-mo.
LIBOR USD at 3.30% Floor +
3.30%), 8.11%, 07/20/34 ..... 3,500 3,039,258
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. LIBOR USD
at 3.75% Floor + 3.75%), 8.54%,
07/14/34
(a)(b)
............... 1,000 900,747
Deer Creek CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
LIBOR USD at 1.18% Floor +
1.18%), 5.99%, 10/20/30 .... 3,276 3,240,667
Series 2017-1A, Class B, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.46%, 10/20/30 .... 1,750 1,708,569
Series 2017-1A, Class D, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.76%, 10/20/30 .... 900 834,223
Series 2017-1A, Class E, (3-mo.
LIBOR USD at 6.35% Floor +
6.35%), 11.16%, 10/20/30 .... 500 433,653
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 106 CLO Ltd., Series 2022-
106A, Class E, (3-mo. CME Term
SOFR at 8.87% Floor + 8.87%),
13.43%, 10/15/35
(a)(b)
......... USD 500 $ 497,123
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. LIBOR
USD at 0.82% Floor + 0.82%),
5.68%, 11/15/28
(a)(b)
.......... 7,180 7,117,522
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo. LIBOR
USD at 1.02% Floor + 1.02%),
5.81%, 04/15/29
(a)(b)
.......... 11,319 11,265,138
Dryden 37 Senior Loan Fund, Series
2015-37A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%),
5.89%, 01/15/31
(a)(b)
.......... 1,500 1,484,289
Dryden 45 Senior Loan Fund
(a)(b)
Series 2016-45A, Class BR, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.49%, 10/15/30 .... 4,000 3,880,846
Series 2016-45A, Class CR, (3-mo.
LIBOR USD at 2.20% Floor +
2.20%), 6.99%, 10/15/30 .... 375 361,952
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%),
6.39%, 07/18/30
(a)(b)
.......... 1,000 970,004
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.39%,
07/18/30
(a)(b)
............... 700 680,936
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (3-mo. LIBOR USD at
1.00% Floor + 1.00%), 5.92%,
05/20/34
(a)(b)
............... 203 202,047
Dryden 78 CLO Ltd., Series 2020-78A,
Class D, (3-mo. LIBOR USD at
3.00% Floor + 3.00%), 7.79%,
04/17/33
(a)(b)
............... 250 228,427
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class AR, (3-mo. LIBOR
USD + 0.90%), 5.69%, 04/15/29
(a)(b)
3,152 3,119,587
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(3-mo. LIBOR USD at 1.20% Floor +
1.20%), 6.06%, 08/15/30
(a)(b)
.... 23,082 22,912,311
Elevation CLO Ltd., Series 2014-2A,
Class A1R, (3-mo. CME Term SOFR
+ 1.49%), 6.12%, 10/15/29
(a)(b)
... 182 180,869
Elmwood CLO 19 Ltd.
(a)(b)
Series 2022-6A, Class D, (3-mo.
CME Term SOFR at 5.30% Floor
+ 5.30%), 8.92%, 10/17/34 ... 12,000 11,796,769
Series 2022-6A, Class E, (3-mo.
CME Term SOFR at 8.55% Floor
+ 8.55%), 12.17%, 10/17/34 .. 3,000 2,953,813
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.26%, 10/20/33 .... 2,000 1,986,867
Series 2019-1A, Class DR, (3-mo.
LIBOR USD at 4.40% Floor +
4.40%), 9.21%, 10/20/33 .... 6,750 6,410,756
Series 2019-1A, Class ER, (3-mo.
LIBOR USD at 7.71% Floor +
7.71%), 12.52%, 10/20/33 .... 2,625 2,482,573

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class ER, (3-mo.
LIBOR USD at 6.80% Floor +
6.80%), 11.61%, 04/20/34 .... USD 14,500 $ 13,751,671
Series 2019-2A, Class FR, (3-mo.
LIBOR USD at 8.00% Floor +
8.00%), 12.81%, 04/20/34 .... 7,500 6,335,152
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 2,982,848
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (3-mo. LIBOR USD at
6.10% Floor + 6.10%), 10.91%,
10/20/34
(a)(b)
............... 4,850 4,466,464
Elmwood CLO VII Ltd.
(a)(b)
Series 2020-4A, Class E, (3-mo.
LIBOR USD at 7.10% Floor +
7.10%), 11.89%, 01/17/34 .... 2,703 2,541,721
Series 2020-4A, Class F, (3-mo.
LIBOR USD at 8.01% Floor +
8.01%), 12.80%, 01/17/34 .... 5,000 4,151,342
Elmwood CLO VIII Ltd.
(a)(b)
Series 2021-1A, Class E1, (3-mo.
LIBOR USD at 6.00% Floor +
6.00%), 10.81%, 01/20/34 .... 750 693,037
Series 2021-1A, Class F1, (3-mo.
LIBOR USD at 8.00% Floor +
8.00%), 12.81%, 01/20/34 .... 1,500 1,342,198
Series 2021-1A, Class F2, (3-mo.
LIBOR USD at 8.00% Floor +
8.00%), 12.81%, 01/20/34 .... 1,500 1,342,115
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo.
LIBOR USD at 1.04% Floor +
1.04%), 5.85%, 10/20/34 .... 1,000 984,245
Series 2021-3A, Class E, (3-mo.
LIBOR USD at 5.85% Floor +
5.85%), 10.66%, 10/20/34 .... 3,000 2,699,784
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (3-mo. LIBOR USD at
3.00% Floor + 3.00%), 7.87%,
11/16/34
(a)(b)
............... 800 746,138
FS Rialto, Series 2021-FL3, Class A,
(1-mo. LIBOR USD at 1.25% Floor +
1.25%), 5.98%, 11/16/36
(a)(b)
.... 2,300 2,258,433
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (3-mo. LIBOR USD
at 1.20% Floor + 1.20%), 5.99%,
04/16/34
(a)(b)
............... 850 830,366
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (3-mo. LIBOR USD
at 0.87% Floor + 0.87%), 5.69%,
04/24/29
(a)(b)
............... 15,744 15,556,264
Galaxy XXIV CLO Ltd., Series 2017-
24A, Class A, (3-mo. LIBOR USD +
1.12%), 5.91%, 01/15/31
(a)(b)
.... 6,827 6,740,128
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class A, (3-mo. LIBOR USD
at 1.20% Floor + 1.20%), 6.11%,
11/22/31
(a)(b)
............... 900 888,627
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. LIBOR USD
at 1.02% Floor + 1.02%), 5.89%,
05/16/31
(a)(b)
............... 20,504 20,188,245
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. LIBOR USD
at 1.07% Floor + 1.30%), 6.09%,
07/15/31
(a)(b)
............... USD 550 $ 541,257
Generate CLO 2 Ltd., Series 2A, Class
AR, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 5.97%, 01/22/31
(a)(b)
18,319 18,093,971
Generate CLO 3 Ltd.
(a)(b)
Series 3A, Class AR, (3-mo. LIBOR
USD + 1.25%), 6.06%, 10/20/29 5,403 5,361,266
Series 3A, Class BR, (3-mo. LIBOR
USD + 1.75%), 6.56%, 10/20/29 10,455 10,323,633
Series 3A, Class DR, (3-mo. LIBOR
USD + 3.60%), 8.41%, 10/20/29 10,778 10,268,834
Series 3A, Class ER, (3-mo. LIBOR
USD + 6.40%), 11.21%, 10/20/29 7,052 6,283,187
Series 3A, Class FR, (3-mo. LIBOR
USD + 7.25%), 12.06%, 10/20/29 2,917 2,329,644
Generate CLO 4 Ltd.
(a)(b)
Series 4A, Class BR, (3-mo. LIBOR
USD + 1.55%), 6.36%, 04/20/32 2,750 2,660,055
Series 4A, Class DR, (3-mo. LIBOR
USD + 3.15%), 7.96%, 04/20/32 1,500 1,370,826
Generate CLO 5 Ltd., Series 5A, Class
B, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 6.57%, 10/22/31
(a)(b)
1,750 1,714,784
Generate CLO 7 Ltd., Series 7A, Class
C, (3-mo. LIBOR USD at 2.75%
Floor + 2.75%), 7.57%, 01/22/33
(a)(b)
500 480,590
Gilbert Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
LIBOR USD at 1.19% Floor +
1.19%), 5.98%, 10/15/30 .... 3,850 3,813,301
Series 2017-1A, Class C, (3-mo.
LIBOR USD at 1.95% Floor +
1.95%), 6.74%, 10/15/30 .... 7,160 6,917,302
Series 2017-1A, Class D, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.74%, 10/15/30 .... 6,223 5,673,026
GoldenTree Loan Management US
CLO 3 Ltd., Series 2018-3A, Class
D, (3-mo. LIBOR USD + 2.85%),
7.66%, 04/20/30
(a)(b)
.......... 750 705,674
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
BR, (3-mo. LIBOR USD at 1.55%
Floor + 1.55%), 6.36%, 10/20/32
(a)(b)
2,040 1,978,467
GoldenTree Loan Opportunities IX
Ltd.
(a)(b)
Series 2014-9A, Class AR2, (3-mo.
LIBOR USD at 1.11% Floor +
1.11%), 5.91%, 10/29/29 ..... 8,788 8,731,596
Series 2014-9A, Class BR2, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.40%, 10/29/29 .... 3,500 3,442,543
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(3-mo. LIBOR USD at 1.07% Floor +
1.07%), 5.86%, 01/18/31
(a)(b)
.... 5,095 5,044,813
GoldentTree Loan Management US
CLO 1 Ltd., Series 2021-11A, Class
E, (3-mo. LIBOR USD at 5.35%
Floor + 5.35%), 10.16%, 10/20/34
(a)
(b)
...................... 5,515 4,960,881

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (3-mo.
LIBOR USD at 6.56% Floor +
6.56%), 11.37%, 07/20/34
(a)(b)
.... USD 2,440 $ 2,174,204
Gracie Point International Funding
(a)(b)
Series 2021-1A, Class B, (1-mo.
LIBOR USD + 1.40%), 6.06%,
11/01/23 ............... 1,320 1,318,805
Series 2021-1A, Class C, (1-mo.
LIBOR USD + 2.40%), 7.06%,
11/01/23 ............... 1,729 1,726,619
Series 2022-2A, Class A, (SOFR 30
Day Average + 2.75%), 7.27%,
07/01/24 ............... 21,046 21,052,238
Series 2022-2A, Class B, (SOFR 30
Day Average + 3.35%), 7.87%,
07/01/24 ............... 8,470 8,472,364
Series 2022-3A, Class A, (SOFR 30
Day Average at 3.25% Floor +
3.25%), 7.77%, 11/01/24 ..... 13,085 13,105,500
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 5.96%, 07/15/39
(a)(b)
.... 3,230 3,167,103
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. LIBOR USD +
2.10%), 6.90%, 07/28/31
(a)(b)
.... 500 488,956
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%),
6.79%, 04/15/33
(a)(b)
.......... 250 239,663
Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A1, (3-mo. LIBOR
USD at 1.32% Floor + 1.32%),
6.11%, 04/15/34
(a)(b)
.......... 1,000 979,128
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (3-mo.
LIBOR USD + 1.25%), 6.04%,
07/18/31 ............... 930 907,822
Series 3A-2014, Class A1R, (3-mo.
LIBOR USD + 1.18%), 5.97%,
07/18/29 ............... 897 890,701
Series 7A-2015, Class BR, (3-mo.
LIBOR USD + 1.18%), 6.04%,
03/15/27 ............... 580 579,471
Series 7A-2015, Class CR, (3-mo.
LIBOR USD + 1.70%), 6.56%,
03/15/27 ............... 1,670 1,644,275
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo.
LIBOR USD at 1.02% Floor +
1.02%), 5.83%, 05/06/30 .... 28,060 27,761,898
Series 6A-2015, Class A1R, (3-mo.
LIBOR USD + 1.00%), 5.81%,
02/05/31 ............... 12,807 12,699,191
KKR CLO 10 Ltd., Series 10, Class
BR, (3-mo. LIBOR USD + 1.70%),
6.57%, 09/15/29
(a)(b)
.......... 3,000 2,944,936
KKR CLO 13 Ltd., Series 13, Class
A1R, (3-mo. LIBOR USD at 0.80%
Floor + 0.80%), 5.63%, 01/16/28
(a)(b)
542 539,664
LCM 26 Ltd., Series 26A, Class D,
(3-mo. LIBOR USD at 2.50% Floor +
2.50%), 7.31%, 01/20/31
(a)(b)
.... 400 335,324
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
LCM XIII LP, Series 13A, Class AR3,
(3-mo. LIBOR USD at 0.87% Floor +
0.87%), 5.67%, 07/19/27
(a)(b)
.... USD 2,533 $ 2,506,652
LCM XIV LP, Series 14A, Class AR, (3-
mo. LIBOR USD + 1.04%), 5.85%,
07/20/31
(a)(b)
............... 750 736,281
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. LIBOR USD at 1.02% Floor +
1.02%), 5.83%, 04/20/31
(a)(b)
.... 10,700 10,550,718
LCM XX LP, Series 20A, Class BR, (3-
mo. LIBOR USD + 1.55%), 6.36%,
10/20/27
(a)(b)
............... 5,000 4,941,939
LCM XXI LP
(a)(b)
Series 21A, Class AR, (3-mo. LIBOR
USD + 0.88%), 5.69%, 04/20/28 2,145 2,139,138
Series 21A, Class BR, (3-mo. LIBOR
USD + 1.40%), 6.21%, 04/20/28 250 247,404
LCM XXIV Ltd., Series 24A, Class AR,
(3-mo. LIBOR USD at 0.98% Floor +
0.98%), 5.79%, 03/20/30
(a)(b)
.... 949 936,952
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 Day
Average at 1.55% Floor + 1.55%),
6.11%, 01/17/37
(a)(b)
.......... 6,215 6,012,206
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,814 3,142,077
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 9,086 7,169,024
Longfellow Place CLO Ltd., Series
2013-1A, Class BR3, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%),
6.54%, 04/15/29
(a)(b)
.......... 7,000 6,947,550
Madison Park Funding Ltd., Series
2023-63A, Class E, (3-mo. CME
Term SOFR at 8.57% Floor +
8.57%), 0.00%, 04/21/35
(a)(b)
.... 2,000 1,950,000
Madison Park Funding XI Ltd., Series
2013-11A, Class AR2, (3-mo. LIBOR
USD at 0.90% Floor + 0.90%),
5.72%, 07/23/29
(a)(b)
.......... 7,431 7,348,472
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 5.75%, 04/19/30 .... 7,239 7,189,063
Series 2014-13A, Class BR2, (3-mo.
LIBOR USD + 1.50%), 6.30%,
04/19/30 ............... 5,000 4,921,851
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2, (3-
mo. LIBOR USD at 0.92% Floor +
0.92%), 5.74%, 01/22/28 .... 9,984 9,910,106
Series 2015-19A, Class A2R2, (3-
mo. LIBOR USD at 1.50% Floor +
1.50%), 6.32%, 01/22/28 .... 5,000 4,906,270
Madison Park Funding XLI Ltd.
(a)(b)
Series 12A, Class AR, (3-mo. LIBOR
USD + 0.83%), 5.65%, 04/22/27 18,322 18,189,037
Series 12A, Class CR, (3-mo. LIBOR
USD + 1.65%), 6.47%, 04/22/27 4,365 4,229,289
Madison Park Funding XLII Ltd.
(a)(b)
Series 13A, Class A1, (3-mo. LIBOR
USD + 1.18%), 6.00%, 11/21/30 1,990 1,973,031
Series 13A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%),
6.62%, 11/21/30 .......... 6,000 5,723,799

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XLII, Ltd., Series
13A, Class A2, (3-mo. LIBOR USD
at 1.25% Floor + 1.25%), 6.07%,
11/21/30
(a)(b)
............... USD 1,000 $ 967,275
Madison Park Funding XLIX Ltd., Series
2021-49A, Class E, (3-mo. LIBOR
USD at 6.25% Floor + 6.25%),
11.05%, 10/19/34
(a)(b)
......... 2,750 2,610,486
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(b)
............... 2,000 1,588,354
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class C, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.80%, 04/19/33
(a)(b)
.... 3,385 3,277,439
Madison Park Funding XVII Ltd.
(a)(b)
Series 2015-17A, Class AR2, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.82%, 07/21/30 .... 1,419 1,405,069
Series 2015-17A, Class CR2, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 6.72%, 07/21/30 .... 5,924 5,699,280
Madison Park Funding XVIII Ltd.
(a)(b)
Series 2015-18A, Class ARR, (3-mo.
LIBOR USD at 0.94% Floor +
0.94%), 5.76%, 10/21/30 .... 77,285 76,312,828
Series 2015-18A, Class DR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.77%, 10/21/30 .... 2,750 2,531,620
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class AR, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 5.78%, 07/27/31 .... 19,278 19,064,193
Series 2017-23A, Class CR, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.81%, 07/27/31 .... 3,000 2,874,627
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR, (3-mo.
CME Term SOFR + 2.01%), 6.65%,
10/20/29
(a)(b)
............... 7,250 7,164,163
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class E, (3-mo.
LIBOR USD at 5.70% Floor +
5.70%), 10.49%, 10/18/30
(a)(b)
... 1,750 1,577,222
Madison Park Funding XXV Ltd.
(a)(b)
Series 2017-25A, Class A1R, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 5.79%, 04/25/29 .... 8,582 8,480,196
Series 2017-25A, Class A2R, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.47%, 04/25/29 .... 6,500 6,350,497
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
LIBOR USD + 1.20%), 6.00%,
07/29/30
(a)(b)
............... 4,363 4,333,910
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class A1A, (3-mo.
LIBOR USD + 1.03%), 5.84%,
04/20/30 ............... 1,900 1,881,665
Series 2018-27A, Class C, (3-mo.
LIBOR USD + 2.60%), 7.41%,
04/20/30 ............... 2,125 1,977,515
Madison Park Funding XXX Ltd.
(b)
Series 2018-30A, Class A, (3-mo.
LIBOR USD at 0.75% Floor +
0.75%), 5.54%, 04/15/29
(a)
... 24,608 24,353,907
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-30A, Class E, (3-mo.
LIBOR USD at 4.95% Floor +
4.95%), 9.74%, 04/15/29
(a)
... USD 2,050 $ 1,842,258
Series 2018-30X, Class E, (3-mo.
LIBOR USD at 4.95% Floor +
4.95%), 9.74%, 04/15/29
(d)
... 1,000 898,662
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class D, (3-mo.
LIBOR USD at 3.00% Floor +
3.00%), 7.82%, 01/23/31
(a)(b)
.... 5,500 5,221,595
Madison Park Funding XXXIV Ltd.
(a)(b)
Series 2019-34A, Class AR, (3-mo.
LIBOR USD at 1.12% Floor +
1.12%), 5.94%, 04/25/32 .... 250 246,262
Series 2019-34A, Class DR, (3-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.17%, 04/25/32 .... 250 240,821
Madison Park Funding XXXV Ltd.,
Series 2019-35A, Class A1R, (3-
mo. LIBOR USD at 0.99% Floor +
0.99%), 5.80%, 04/20/32
(a)(b)
.... 20,000 19,628,990
Madison Park Funding XXXVIII Ltd.
(a)(b)
Series 2021-38A, Class C, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 6.69%, 07/17/34 .... 250 236,778
Series 2021-38A, Class E, (3-mo.
LIBOR USD at 6.00% Floor +
6.00%), 10.79%, 07/17/34 .... 1,500 1,403,292
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. LIBOR
USD at 3.65% Floor + 3.65%),
8.47%, 01/22/35
(a)(b)
.......... 500 459,179
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (3-mo.
LIBOR USD at 0.99% Floor +
0.99%), 5.81%, 07/23/29 .... 165 163,995
Series 2016-3A, Class BR2, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.32%, 07/23/29 .... 5,250 5,158,944
Series 2016-3A, Class CR2, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 6.87%, 07/23/29 .... 23,000 22,058,198
Series 2016-3A, Class DR2, (3-mo.
LIBOR USD at 2.90% Floor +
2.90%), 7.72%, 07/23/29 .... 3,750 3,421,311
MF1 Ltd., Series 2021-FL7, Class A,
(1-mo. LIBOR USD at 1.08% Floor +
1.08%), 5.84%, 10/16/36
(a)(b)
.... 1,918 1,857,583
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. LIBOR USD at 1.07%
Floor + 1.07%), 5.88%, 10/20/30
(a)(b)
247 243,841
Myers Park CLO Ltd.
(a)(b)
Series 2018-1A, Class B1, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.41%, 10/20/30 .... 250 243,199
Series 2018-1A, Class C, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 6.86%, 10/20/30 .... 1,000 957,265
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-
mo. LIBOR USD at 1.03% Floor +
1.03%), 5.83%, 01/28/30
(a)(b)
.... 2,263 2,242,410
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
LIBOR USD at 0.92% Floor +
0.92%), 5.71%, 10/15/29
(a)(b)
.... 15,986 15,802,720

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman CLO XVII Ltd.
(a)(b)
Series 2014-17A, Class AR2, (3-mo.
LIBOR USD at 1.03% Floor +
1.03%), 5.85%, 04/22/29 .... USD 12,039 $ 11,923,878
Series 2014-17A, Class CR2, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.82%, 04/22/29 .... 5,350 5,154,486
Series 2014-17A, Class DR2A, (3-
mo. LIBOR USD at 2.80% Floor +
2.80%), 7.62%, 04/22/29 .... 1,500 1,372,487
Neuberger Berman CLO XX Ltd.
(a)(b)
Series 2015-20A, Class ARR, (3-mo.
LIBOR USD at 1.16% Floor +
1.16%), 5.95%, 07/15/34 .... 439 428,031
Series 2015-20A, Class BRR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 07/15/34 .... 500 482,320
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 10/17/30 .... 400 391,398
Series 2016-22A, Class CR, (3-mo.
LIBOR USD at 2.20% Floor +
2.20%), 6.99%, 10/17/30 .... 250 241,044
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. LIBOR USD at 0.92% Floor +
0.92%), 5.71%, 10/18/30
(a)(b)
.... 1,900 1,881,201
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(3-mo. LIBOR USD at 6.10% Floor +
6.10%), 10.90%, 01/20/32
(a)(b)
... 425 374,867
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.40%, 01/19/33
(a)(b)
.... 500 488,547
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(3-mo. LIBOR USD at 7.20% Floor +
7.20%), 12.01%, 01/20/32
(a)(b)
... 250 236,828
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class B,
(3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.46%, 01/20/36
(a)(b)
.... 750 725,061
OCP CLO Ltd.
(a)
Series 2013-4A, Class A2RR, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.27%, 04/24/29
(b)
... 5,250 5,165,036
Series 2013-4A, Class BRR, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 6.72%, 04/24/29
(b)
... 19,500 18,996,325
Series 2013-4A, Class CRR, (3-mo.
LIBOR USD at 3.00% Floor +
3.00%), 7.82%, 04/24/29
(b)
... 12,000 11,523,280
Series 2013-4A, Class DR, (3-mo.
LIBOR USD at 6.77% Floor +
6.77%), 11.59%, 04/24/29
(b)
... 1,379 1,249,695
Series 2014-5A, Class A1R, (3-mo.
LIBOR USD at 1.08% Floor +
1.08%), 5.90%, 04/26/31
(b)
... 2,810 2,777,030
Series 2014-5A, Class CR, (3-mo.
LIBOR USD at 2.90% Floor +
2.90%), 7.72%, 04/26/31
(b)
... 1,430 1,263,607
Series 2014-6A, Class A1R, (3-mo.
LIBOR USD at 1.26% Floor +
1.26%), 6.09%, 10/17/30
(b)
... 1,500 1,486,981
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-7A, Class A1RR, (3-mo.
LIBOR USD + 1.12%), 5.93%,
07/20/29
(b)
.............. USD 894 $ 885,322
Series 2014-7A, Class A2RR, (3-mo.
LIBOR USD + 1.65%), 6.46%,
07/20/29
(b)
.............. 1,600 1,558,745
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,375,127
Series 2015-9A, Class BR2, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.38%, 01/15/33
(b)
.. 10,250 9,786,161
Series 2017-13A, Class A1AR, (3-
mo. LIBOR USD at 0.96% Floor +
0.96%), 5.75%, 07/15/30
(b)
... 17,500 17,238,473
Series 2017-14A, Class A1A, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.07%, 11/20/30
(b)
... 3,200 3,170,784
Series 2017-14A, Class B, (3-mo.
LIBOR USD at 1.95% Floor +
1.95%), 6.87%, 11/20/30
(b)
... 1,200 1,142,048
Series 2019-16A, Class AR, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.81%, 04/10/33
(b)
... 500 491,115
Series 2019-16A, Class DR, (3-mo.
LIBOR USD at 3.15% Floor +
3.15%), 7.96%, 04/10/33
(b)
... 2,200 1,987,769
Series 2020-18A, Class AR, (3-mo.
LIBOR USD at 1.09% Floor +
1.09%), 5.90%, 07/20/32
(b)
... 1,000 985,051
Series 2020-18A, Class DR, (3-mo.
LIBOR USD at 3.20% Floor +
3.20%), 8.01%, 07/20/32
(b)
... 4,750 4,420,825
Series 2020-20A, Class D1, (3-mo.
LIBOR USD at 3.95% Floor +
3.95%), 8.76%, 10/09/33
(b)
... 2,500 2,362,067
Series 2020-20A, Class E, (3-mo.
LIBOR USD at 7.66% Floor +
7.66%), 12.47%, 10/09/33
(b)
.. 1,500 1,402,974
Series 2022-25A, Class E1, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 9.63%, 07/20/35
(b)
.. 1,500 1,330,444
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A, Class A1A, (3-mo.
LIBOR USD + 0.96%), 5.75%,
04/16/31
(a)(b)
............... 9,026 8,907,338
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
LIBOR USD + 1.00%), 5.81%,
03/17/30
(a)(b)
............... 1,714 1,696,583
Octagon Investment Partners 31 Ltd.,
Series 2017-1A, Class AR, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 5.86%, 07/20/30
(a)(b)
.... 4,850 4,799,232
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 5.74%, 07/15/29
(a)(b)
.... 4,318 4,268,363
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
LIBOR USD + 1.19%), 6.00%,
01/20/31
(a)(b)
............... 1,750 1,731,291
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (3-mo.
LIBOR USD at 1.06% Floor +
1.06%), 5.87%, 01/20/31
(a)(b)
.... 1,945 1,922,821

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 5.76%, 04/15/31
(a)(b)
.... USD 55,250 $ 54,592,039
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (3-mo.
LIBOR USD at 1.58% Floor +
1.58%), 6.40%, 07/25/30
(a)(b)
.... 1,000 970,870
Octagon Investment Partners XIV
Ltd., Series 2012-1A, Class AARR,
(3-mo. LIBOR USD at 0.95% Floor +
0.95%), 5.74%, 07/15/29
(a)(b)
.... 6,465 6,403,746
Octagon Investment Partners XV Ltd.
(a)
(b)
Series 2013-1A, Class A1RR, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 5.77%, 07/19/30 .... 13,604 13,445,488
Series 2013-1A, Class A2R, (3-mo.
LIBOR USD + 1.35%), 6.15%,
07/19/30 ............... 1,000 987,631
Octagon Investment Partners XVI
Ltd., Series 2013-1A, Class A1R,
(3-mo. LIBOR USD at 1.02% Floor +
1.02%), 5.81%, 07/17/30
(a)(b)
.... 3,000 2,961,499
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%),
6.62%, 11/18/31
(a)(b)
.......... 250 241,975
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%),
6.46%, 07/02/35
(a)(b)
.......... 250 242,290
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%),
5.97%, 10/22/36
(a)(b)
.......... 500 487,184
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%),
5.95%, 07/20/34
(a)(b)
.......... 1,000 978,978
OHA Credit Partners VII Ltd., Series
2012-7A, Class CR3, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%),
6.72%, 02/20/34
(a)(b)
.......... 8,463 8,057,896
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR, (3-mo.
LIBOR USD at 2.15% Floor +
2.15%), 6.96%, 01/20/32 .... 300 292,337
Series 2015-11A, Class DR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.76%, 01/20/32 .... 1,000 938,111
OHA Credit Partners XIII Ltd., Series
2016-13A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%),
6.52%, 10/25/34
(a)(b)
.......... 750 727,993
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (3-mo. LIBOR USD +
1.04%), 5.96%, 05/23/31
(a)(b)
.... 14,402 14,251,230
OSD CLO Ltd.
(a)(b)
Series 2021-23A, Class E, (3-mo.
LIBOR USD at 6.00% Floor +
6.00%), 10.79%, 04/17/31 .... 500 448,505
Series 2023-27A, Class E, (3-mo.
CME Term SOFR at 8.25% Floor
+ 8.25%), 0.00%, 04/16/35 ... 3,500 3,275,420
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OZLM Funding IV Ltd.
(a)(b)
Series 2013-4A, Class A1R, (3-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.07%, 10/22/30 .... USD 919 $ 911,041
Series 2013-4A, Class A2R, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.52%, 10/22/30 .... 960 939,553
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a)(b)
...... 3,200 162,880
OZLM VII Ltd., Series 2014-7RA, Class
A1R, (3-mo. LIBOR USD at 1.01%
Floor + 1.01%), 5.80%, 07/17/29
(a)(b)
37,919 37,672,909
OZLM VIII Ltd.
(a)(b)
Series 2014-8A, Class A2R3, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 10/17/29 .... 3,815 3,728,073
Series 2014-8A, Class CRR, (3-mo.
LIBOR USD at 3.15% Floor +
3.15%), 7.94%, 10/17/29 .... 1,835 1,681,324
OZLM XX Ltd., Series 2018-20A, Class
A2, (3-mo. LIBOR USD at 1.65%
Floor + 1.65%), 6.46%, 04/20/31
(a)(b)
250 240,583
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A2R3, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.30%, 10/17/31 .... 1,250 1,214,771
Series 2014-1A, Class A1R2, (3-mo.
LIBOR USD at 1.13% Floor +
1.13%), 5.92%, 01/17/31 .... 2,320 2,302,265
Series 2015-2A, Class CR2, (3-mo.
LIBOR USD at 2.75% Floor +
2.75%), 7.56%, 07/20/30 .... 500 463,271
Series 2018-1A, Class A1, (3-mo.
LIBOR USD at 1.03% Floor +
1.03%), 5.82%, 04/18/31 .... 6,260 6,188,784
Series 2018-2A, Class D, (3-mo.
LIBOR USD at 5.60% Floor +
5.60%), 10.43%, 07/16/31 .... 750 672,285
Series 2020-3A, Class A2R, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.46%, 11/15/31 ..... 2,040 1,987,865
Series 2021-2A, Class E, (3-mo.
LIBOR USD at 6.35% Floor +
6.35%), 11.14%, 07/15/34 .... 250 238,405
Series 2021-3A, Class A1, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 5.94%, 01/15/35 .... 250 243,061
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2018-5A, Class SUB, 0.00%,
01/20/27 ............... 4,750 475
Series 2020-1A, Class A1, (3-mo.
LIBOR USD at 0.80% Floor +
0.80%), 5.48%, 02/20/28 .... 844 840,463
Series 2020-1A, Class A2, (3-mo.
LIBOR USD at 1.35% Floor +
1.35%), 6.03%, 02/20/28 .... 7,600 7,474,929
Series 2020-1A, Class C, (3-mo.
LIBOR USD at 2.50% Floor +
2.50%), 7.18%, 02/20/28 .... 4,150 4,034,797
Series 2020-1A, Class D, (3-mo.
LIBOR USD at 4.85% Floor +
4.85%), 9.53%, 02/20/28 .... 600 575,928
Series 2020-4A, Class B, (3-mo.
LIBOR USD at 2.30% Floor +
2.30%), 7.26%, 11/25/28 ..... 7,500 7,447,303

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-4A, Class C, (3-mo.
LIBOR USD at 3.60% Floor +
3.60%), 8.56%, 11/25/28 ..... USD 3,000 $ 2,975,488
Series 2020-4A, Class D, (3-mo.
LIBOR USD at 7.05% Floor +
7.05%), 12.01%, 11/25/28 .... 2,500 2,412,035
Series 2020-4A, Class E, (3-mo.
LIBOR USD at 8.57% Floor +
8.57%), 13.53%, 11/25/28 .... 1,000 950,400
Series 2021-1A, Class A1, (3-mo.
LIBOR USD at 0.90% Floor +
0.90%), 5.71%, 04/20/29 .... 7,860 7,782,988
Series 2021-1A, Class D, (3-mo.
LIBOR USD at 6.00% Floor +
6.00%), 10.81%, 04/20/29 .... 3,000 2,864,214
Series 2021-2A, Class A2, (3-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.17%, 05/20/29 .... 11,750 11,397,075
Series 2021-2A, Class D, (3-mo.
LIBOR USD at 5.00% Floor +
5.00%), 9.92%, 05/20/29 .... 500 452,565
Series 2021-3A, Class A1, (3-mo.
LIBOR USD at 0.80% Floor +
0.80%), 5.61%, 07/20/29 .... 17,023 16,823,619
Series 2021-3A, Class C, (3-mo.
LIBOR USD at 2.50% Floor +
2.50%), 7.31%, 07/20/29 .... 5,250 4,981,048
Series 2021-3A, Class D, (3-mo.
LIBOR USD at 5.00% Floor +
5.00%), 9.81%, 07/20/29 .... 4,875 4,400,959
Series 2021-4A, Class A1, (3-mo.
LIBOR USD at 0.80% Floor +
0.80%), 5.59%, 10/15/29 .... 1,817 1,792,955
Series 2021-4A, Class B, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 6.54%, 10/15/29 .... 500 478,267
Series 2021-4A, Class C, (3-mo.
LIBOR USD at 2.60% Floor +
2.60%), 7.39%, 10/15/29 .... 2,000 1,879,253
Series 2021-4A, Class D, (3-mo.
LIBOR USD at 5.00% Floor +
5.00%), 9.79%, 10/15/29 .... 10,000 8,996,640
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.56%, 10/15/30 ... 25,000 24,345,595
Series 2022-2A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 6.86%, 10/15/30 ... 10,500 10,087,215
Series 2022-2A, Class C, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.76%, 10/15/30 ... 6,000 5,625,532
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.20%), 10.86%, 10/15/30 .. 11,500 10,438,782
Parallel Ltd., Series 2015-1A, Class
C1R, (3-mo. LIBOR USD + 1.75%),
6.56%, 07/20/27
(a)(b)
.......... 1,670 1,653,272
Park Avenue Institutional Advisers CLO
Ltd., Series 2019-1A, Class A1,
(3-mo. LIBOR USD at 1.48% Floor +
1.48%), 6.34%, 05/15/32
(a)(b)
.... 500 494,217
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.00%,
07/24/31
(a)(b)
............... 500 493,844
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (3-mo. LIBOR USD at
3.25% Floor + 3.25%), 8.04%,
07/15/34
(a)(b)
............... USD 375 $ 327,586
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (3-mo. LIBOR USD at
6.43% Floor + 6.43%), 11.35%,
05/18/34
(a)(b)
............... 500 432,184
Post CLO Ltd.
(a)(b)
Series 2018-1A, Class D, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.74%, 04/16/31 .... 2,250 2,103,830
Series 2021-1A, Class E, (3-mo.
LIBOR USD at 6.45% Floor +
6.45%), 11.24%, 10/15/34 .... 750 651,044
PPM CLO 2 Ltd., Series 2019-2A, Class
DR, (3-mo. LIBOR USD at 3.40%
Floor + 3.40%), 8.20%, 04/16/32
(a)(b)
1,250 1,138,271
Prima Capital CRE Securitization Ltd.,
Series 2015-4A, Class C, 4.00%,
08/24/49
(a)
................ 3,006 2,923,544
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (3-mo. LIBOR USD
at 0.94% Floor + 0.94%), 5.73%,
10/15/30
(a)(b)
............... 4,903 4,835,456
Rad CLO 1 Ltd., Series 2018-1A, Class
AR, (3-mo. LIBOR USD + 0.98%),
5.77%, 07/15/31
(a)(b)
.......... 12,000 11,792,725
Rad CLO 17 Ltd., Series 2022-17A,
Class E, (3-mo. CME Term SOFR
at 8.30% Floor + 8.30%), 12.26%,
10/20/35
(a)(b)
............... 500 478,416
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo.
LIBOR USD at 1.55% Floor +
1.55%), 6.34%, 04/15/32 .... 400 383,288
Series 2019-3A, Class CR, (3-mo.
LIBOR USD at 1.85% Floor +
1.85%), 6.64%, 04/15/32 .... 700 673,426
Series 2019-3A, Class DR, (3-mo.
LIBOR USD at 2.75% Floor +
2.75%), 7.54%, 04/15/32 .... 750 681,846
Rad CLO 4 Ltd.
(a)(b)
Series 2019-4A, Class C, (3-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.62%, 04/25/32 .... 1,425 1,383,480
Series 2019-4A, Class D, (3-mo.
LIBOR USD at 3.85% Floor +
3.85%), 8.67%, 04/25/32 .... 2,000 1,889,681
Rad CLO 5 Ltd., Series 2019-5A, Class
DR, (3-mo. LIBOR USD at 3.15%
Floor + 3.15%), 7.97%, 07/24/32
(a)(b)
250 229,476
Rad CLO 7 Ltd., Series 2020-7A, Class
A1, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 5.99%, 04/17/33
(a)(b)
250 245,184
Rad CLO 9 Ltd.
(a)(b)
Series 2020-9A, Class B1, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 6.69%, 01/15/34 .... 500 483,082
Series 2020-9A, Class E, (3-mo.
LIBOR USD at 7.59% Floor +
7.59%), 12.38%, 01/15/34 .... 3,000 2,778,057
Regatta Funding LP, Series 2013-2A,
Class CR2, (3-mo. LIBOR USD +
3.70%), 8.49%, 01/15/29
(a)(b)
.... 2,000 1,923,399

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo.
LIBOR USD at 1.80% Floor +
1.80%), 6.59%, 04/17/30 .... USD 1,250 $ 1,226,038
Series 2017-1A, Class C, (3-mo.
LIBOR USD at 2.45% Floor +
2.45%), 7.24%, 04/17/30 .... 2,320 2,250,898
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (3-mo. LIBOR USD
at 3.10% Floor + 3.10%), 7.91%,
04/20/34
(a)(b)
............... 3,000 2,835,786
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.11%, 06/20/34 ..... 1,300 1,266,437
Series 2016-1A, Class BR2, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.56%, 06/20/34 .... 250 242,117
Regatta VIII Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.49%, 10/17/30 .... 5,020 4,904,850
Series 2017-1A, Class D, (3-mo.
LIBOR USD at 3.20% Floor +
3.20%), 7.99%, 10/17/30 .... 840 795,934
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. LIBOR USD +
1.07%), 5.86%, 07/17/31
(a)(b)
.... 3,250 3,211,264
Regatta XIII Funding Ltd., Series 2018-
2A, Class C, (3-mo. LIBOR USD +
3.10%), 7.89%, 07/15/31
(a)(b)
.... 625 585,002
Regatta XIV Funding Ltd., Series 2018-
3A, Class A, (3-mo. LIBOR USD
at 1.19% Floor + 1.19%), 6.01%,
10/25/31
(a)(b)
............... 1,400 1,381,787
Regatta XVI Funding Ltd., Series 2019-
2A, Class B, (3-mo. LIBOR USD
at 2.05% Floor + 2.05%), 6.84%,
01/15/33
(a)(b)
............... 250 245,358
Regatta XVII Funding Ltd.
(a)(b)
Series 2020-1A, Class D, (3-mo.
LIBOR USD at 4.15% Floor +
4.15%), 8.94%, 10/15/33 .... 600 570,564
Series 2020-1A, Class E, (3-mo.
LIBOR USD at 7.61% Floor +
7.61%), 12.40%, 10/15/33 .... 500 469,875
Regatta XVIII Funding Ltd., Series
2021-1A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%),
6.54%, 01/15/34
(a)(b)
.......... 8,463 8,003,906
Regatta XXIV Funding Ltd., Series
2021-5A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%),
7.91%, 01/20/35
(a)(b)
.......... 500 471,795
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-2A, Class CR, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 6.69%, 10/15/29 .... 1,250 1,191,363
Series 2017-2A, Class DR, (3-mo.
LIBOR USD at 2.85% Floor +
2.85%), 7.64%, 10/15/29 .... 5,360 4,885,211
Series 2017-3A, Class A, (3-mo.
LIBOR USD at 1.19% Floor +
1.19%), 6.00%, 10/20/30 .... 11,725 11,596,882
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 743,381
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class A, (3-mo.
LIBOR USD at 1.10% Floor +
1.10%), 6.02%, 05/20/31 .... USD 6,000 $ 5,892,555
Series 2018-1A, Class B, (3-mo.
LIBOR USD at 1.72% Floor +
1.72%), 6.64%, 05/20/31 .... 250 242,456
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 725,081
Series 2018-2A, Class A, (3-mo.
LIBOR USD at 1.16% Floor +
1.16%), 5.97%, 10/20/31 .... 6,159 6,082,968
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 694,185
Series 2021-1A, Class C, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.81%, 07/20/34 .... 250 236,757
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)(b)
............... 5,000 3,250,000
Romark CLO II Ltd., Series 2018-2A,
Class A1, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 5.99%,
07/25/31
(a)(b)
............... 7,000 6,904,239
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (3-mo. LIBOR USD at
3.20% Floor + 3.20%), 8.01%,
07/10/34
(a)(b)
............... 3,500 3,125,746
Romark CLO Ltd., Series 2017-1A,
Class B, (3-mo. LIBOR USD +
2.15%), 6.97%, 10/23/30
(a)(b)
.... 1,650 1,578,560
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. LIBOR USD at
1.03% Floor + 1.03%), 5.84%,
04/20/31
(a)(b)
............... 17,986 17,742,183
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(b)
...... 475 337,723
RR 3 Ltd., Series 2018-3A, Class A1R2,
(3-mo. LIBOR USD at 1.09% Floor +
1.09%), 5.88%, 01/15/30
(a)(b)
.... 2,250 2,227,575
RR 4 Ltd., Series 2018-4A, Class
A2, (3-mo. LIBOR USD + 1.55%),
6.34%, 04/15/30
(a)(b)
.......... 2,000 1,941,682
Seneca Park CLO Ltd., Series 2014-1A,
Class SUB, 0.00%, 07/17/26
(a)(b)(c)
. 2,000 15,800
Shackleton CLO Ltd., Series 2015-
7RA, Class C, (3-mo. LIBOR USD
at 2.35% Floor + 2.35%), 7.14%,
07/15/31
(a)(b)
............... 250 238,398
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A, (3-mo. LIBOR USD
at 1.11% Floor + 1.11%), 5.93%,
04/25/31
(a)(b)
............... 5,000 4,942,189
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (3-mo.
LIBOR USD at 1.24% Floor +
1.24%), 6.05%, 07/20/30 .... 3,076 3,053,665
Series 2014-1A, Class DR, (3-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.16%, 07/20/30 .... 500 474,354
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (3-mo. LIBOR USD
at 5.90% Floor + 5.90%), 10.71%,
07/20/34
(a)(b)
............... 5,000 4,606,553

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sixth Street CLO XVI Ltd.
(a)(b)
Series 2020-16A, Class A1A, (3-mo.
LIBOR USD at 1.32% Floor +
1.32%), 6.13%, 10/20/32 .... USD 5,000 $ 4,944,324
Series 2020-16A, Class E, (3-mo.
LIBOR USD at 7.32% Floor +
7.32%), 12.13%, 10/20/32 .... 4,113 3,765,356
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (3-mo. LIBOR
USD at 6.20% Floor + 6.20%),
11.01%, 01/20/34
(a)(b)
......... 2,250 1,955,579
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (3-mo. LIBOR
USD at 6.50% Floor + 6.50%),
11.31%, 04/20/34
(a)(b)
......... 4,000 3,528,166
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. LIBOR USD
at 1.07% Floor + 1.07%), 5.89%,
01/26/31
(a)(b)
............... 525 518,867
Sound Point CLO XII Ltd.
(a)(b)
Series 2016-2A, Class AR2, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 5.86%, 10/20/28 .... 3,282 3,268,571
Series 2016-2A, Class BR2, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.31%, 10/20/28 .... 19,253 18,987,885
Series 2016-2A, Class CR2, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 6.86%, 10/20/28 .... 2,000 1,945,147
Sound Point CLO XV Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.32%, 01/23/29 .... 2,000 1,964,944
Series 2017-1A, Class CR, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 6.87%, 01/23/29 .... 3,350 3,232,467
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. LIBOR
USD at 3.50% Floor + 3.50%),
8.32%, 04/25/34
(a)(b)
.......... 345 298,807
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (3-mo. LIBOR USD
at 1.25% Floor + 1.25%), 6.04%,
10/15/30
(a)(b)
............... 418 413,225
Strata CLO I Ltd.
(a)(b)
Series 2018-1A, Class E, (3-mo.
LIBOR USD at 7.08% Floor +
7.08%), 11.87%, 01/15/31 .... 1,690 1,555,628
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 3,356,160
Stratus CLO Ltd.
(a)(b)
Series 2021-1A, Class E, (3-mo.
LIBOR USD at 5.00% Floor +
5.00%), 9.81%, 12/29/29 .... 3,750 3,300,887
Series 2021-1A, Class SUB, 0.00%,
12/29/29 ............... 2,820 1,257,720
Series 2021-2A, Class E, (3-mo.
LIBOR USD at 5.75% Floor +
5.75%), 10.56%, 12/28/29 .... 1,250 1,136,881
Series 2021-3A, Class C, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 6.86%, 12/29/29 .... 250 236,321
Series 2021-3A, Class E, (3-mo.
LIBOR USD at 5.75% Floor +
5.75%), 10.56%, 12/29/29 .... 600 546,360
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%),
6.49%, 07/14/26
(a)(b)
.......... USD 14,289 $ 14,284,037
Symphony CLO XV Ltd., Series 2014-
15A, Class AR3, (3-mo. LIBOR USD
at 1.08% Floor + 1.08%), 5.87%,
01/17/32
(a)(b)
............... 4,750 4,670,330
Symphony CLO XVI Ltd., Series 2015-
16A, Class AR, (3-mo. LIBOR USD
at 1.15% Floor + 1.15%), 5.94%,
10/15/31
(a)(b)
............... 300 296,070
Symphony CLO XXIII Ltd.
(a)(b)
Series 2020-23A, Class CR, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.79%, 01/15/34 .... 510 495,415
Series 2020-23A, Class ER, (3-mo.
LIBOR USD at 6.15% Floor +
6.15%), 10.94%, 01/15/34 .... 510 454,900
Symphony Static CLO I Ltd., Series
2021-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%),
6.67%, 10/25/29
(a)(b)
.......... 1,500 1,425,519
TCI-Symphony CLO Ltd.
(a)(b)
Series 2016-1A, Class AR2, (3-mo.
LIBOR USD at 1.02% Floor +
1.02%), 5.83%, 10/13/32 .... 8,020 7,907,991
Series 2017-1A, Class AR, (3-mo.
LIBOR USD at 0.93% Floor +
0.93%), 5.72%, 07/15/30 .... 35,866 35,348,760
TIAA CLO I Ltd., Series 2016-1A, Class
AR, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.01%, 07/20/31
(a)(b)
1,850 1,824,626
TIAA CLO III Ltd.
(a)(b)
Series 2017-2A, Class A, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 5.94%, 01/16/31 .... 269 265,739
Series 2017-2A, Class B, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.29%, 01/16/31 .... 750 719,856
TICP CLO I-2 Ltd.
(a)(b)
Series 2018-IA, Class A1, (3-mo.
LIBOR USD at 0.83% Floor +
0.83%), 5.65%, 04/26/28 .... 10,363 10,355,631
Series 2018-IA, Class B, (3-mo.
LIBOR USD at 2.20% Floor +
2.20%), 7.02%, 04/26/28 .... 4,739 4,734,760
Series 2018-IA, Class C, (3-mo.
LIBOR USD at 3.04% Floor +
3.04%), 7.86%, 04/26/28 .... 500 499,724
TICP CLO II-2 Ltd.
(a)(b)
Series 2018-IIA, Class A1, (3-mo.
LIBOR USD at 0.84% Floor +
0.84%), 5.65%, 04/20/28 .... 434 434,466
Series 2018-IIA, Class C, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.76%, 04/20/28 .... 590 590,000
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class A, (3-mo.
LIBOR USD at 1.14% Floor +
1.14%), 5.95%, 01/20/31 .... 3,000 2,971,399
Series 2017-9A, Class B, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.41%, 01/20/31 .... 250 243,759

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-9A, Class D, (3-mo.
LIBOR USD at 2.90% Floor +
2.90%), 7.71%, 01/20/31 .... USD 500 $ 473,728
TICP CLO V Ltd., Series 2016-5A,
Class DR, (3-mo. LIBOR USD +
3.15%), 7.94%, 07/17/31
(a)(b)
.... 250 235,024
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo.
LIBOR USD at 1.18% Floor +
1.18%), 5.99%, 10/20/31 .... 2,300 2,265,767
Series 2018-11A, Class B, (3-mo.
LIBOR USD at 1.73% Floor +
1.73%), 6.54%, 10/20/31 .... 2,000 1,959,206
Series 2018-11A, Class D, (3-mo.
LIBOR USD at 3.05% Floor +
3.05%), 7.86%, 10/20/31 .... 250 239,413
Series 2018-11A, Class E, (3-mo.
LIBOR USD at 6.00% Floor +
6.00%), 10.81%, 10/20/31 .... 1,425 1,282,308
TICP CLO XII Ltd., Series 2018-12A,
Class AR, (3-mo. LIBOR USD at
1.17% Floor + 1.17%), 5.96%,
07/15/34
(a)(b)
............... 1,000 976,256
TICP CLO XIV Ltd., Series 2019-14A,
Class DR, (3-mo. LIBOR USD at
6.70% Floor + 6.70%), 11.51%,
10/20/32
(a)(b)
............... 2,500 2,328,136
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (3-mo.
LIBOR USD at 1.28% Floor +
1.28%), 6.09%, 04/20/33 .... 250 245,806
Series 2020-15A, Class E, (3-mo.
LIBOR USD at 6.15% Floor +
6.15%), 10.96%, 04/20/33 .... 500 452,643
Trestles CLO III Ltd., Series 2020-3A,
Class B1, (3-mo. LIBOR USD at
1.85% Floor + 1.85%), 6.66%,
01/20/33
(a)(b)
............... 1,500 1,436,375
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. LIBOR USD at
1.17% Floor + 1.17%), 5.99%,
07/21/34
(a)(b)
............... 1,000 976,842
Trestles CLO Ltd., Series 2017-1A,
Class CR, (3-mo. LIBOR USD at
2.90% Floor + 2.90%), 7.72%,
04/25/32
(a)(b)
............... 1,500 1,344,222
TRESTLES CLO V Ltd., Series 2021-
5A, Class E, (3-mo. LIBOR USD
at 6.35% Floor + 6.35%), 11.16%,
10/20/34
(a)(b)
............... 4,250 3,700,702
Triaxx Prime CDO Ltd., Series 2006-
1A, Class A2, (3-mo. LIBOR USD
at 0.45% Floor + 0.45%), 5.43%,
03/03/39
(a)(b)
............... 50,060 228,469
Trimaran Cavu Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 6.71%, 07/20/32 .... 1,250 1,223,091
Series 2019-1A, Class B, (3-mo.
LIBOR USD at 2.20% Floor +
2.20%), 7.01%, 07/20/32 .... 250 245,182
Series 2019-1A, Class C1, (3-mo.
LIBOR USD at 3.15% Floor +
3.15%), 7.96%, 07/20/32 .... 500 492,015
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-1A, Class E, (3-mo.
LIBOR USD at 7.04% Floor +
7.04%), 11.85%, 07/20/32 .... USD 1,250 $ 1,122,292
Series 2021-1A, Class C, (3-mo.
LIBOR USD at 2.10% Floor +
2.10%), 6.92%, 04/23/32 .... 12,060 11,351,239
Series 2021-1A, Class E, (3-mo.
LIBOR USD at 6.50% Floor +
6.50%), 11.32%, 04/23/32 .... 2,000 1,812,740
Series 2021-2A, Class D1, (3-mo.
LIBOR USD at 3.25% Floor +
3.25%), 8.07%, 10/25/34 .... 1,550 1,401,903
Trimaran CAVU Ltd.
(a)(b)
Series 2019-2A, Class C, (3-mo.
LIBOR USD at 4.72% Floor +
4.72%), 9.51%, 11/26/32 ..... 575 533,499
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.12% Floor
+ 6.12%), 10.47%, 01/20/36 .. 3,000 2,893,280
Series 2022-2A, Class E, (3-mo.
CME Term SOFR at 8.81% Floor
+ 8.81%), 13.16%, 01/20/36 .. 3,500 3,280,093
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. LIBOR USD
at 1.40% Floor + 1.40%), 6.19%,
10/18/31
(a)(b)
............... 900 873,692
Trinitas CLO XIV Ltd., Series 2020-
14A, Class C, (3-mo. LIBOR USD
at 3.00% Floor + 3.00%), 7.82%,
01/25/34
(a)(b)
............... 625 608,237
Voya CLO Ltd.
(a)(b)
Series 2013-1A, Class A1AR, (3-mo.
LIBOR USD at 1.21% Floor +
1.21%), 6.00%, 10/15/30 .... 5,164 5,116,977
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.04%, 10/18/31 ... 1,495 1,479,703
Series 2014-1A, Class AAR2, (3-mo.
CME Term SOFR + 1.25%),
5.88%, 04/18/31 .......... 32,001 31,711,538
Series 2014-2A, Class A1RR, (3-mo.
LIBOR USD at 1.02% Floor +
1.02%), 5.81%, 04/17/30 .... 7,422 7,355,167
Series 2014-4A, Class BR2, (3-mo.
LIBOR USD + 2.09%), 6.88%,
07/14/31 ............... 1,200 1,116,376
Series 2015-1A, Class A1R, (3-mo.
LIBOR USD at 0.90% Floor +
0.90%), 5.69%, 01/18/29 .... 9,274 9,181,610
Series 2015-3A, Class A1R, (3-mo.
LIBOR USD at 1.19% Floor +
1.19%), 6.00%, 10/20/31 .... 2,500 2,465,796
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.97%, 01/20/31 ... 1,100 1,091,654
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 7.55%, 01/20/31 ... 1,085 951,035
Series 2016-2A, Class A1R, (3-mo.
LIBOR USD + 1.15%), 5.95%,
07/19/28 ............... 1,828 1,816,052
Series 2017-2A, Class A1R, (3-mo.
LIBOR USD at 0.98% Floor +
0.98%), 5.77%, 06/07/30 .... 1,056 1,044,546

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-2A, Class A2AR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 06/07/30 .... USD 750 $ 730,284
Series 2017-4A, Class A1, (3-mo.
LIBOR USD at 1.13% Floor +
1.13%), 5.92%, 10/15/30 .... 3,573 3,544,681
Series 2017-4A, Class B, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.24%, 10/15/30 .... 750 725,328
Series 2018-3A, Class A1A, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 5.94%, 10/15/31 .... 300 296,670
Series 2019-1A, Class AR, (3-mo.
LIBOR USD at 1.06% Floor +
1.06%), 5.85%, 04/15/31 .... 4,300 4,248,639
Series 2019-2A, Class E, (3-mo.
LIBOR USD at 6.60% Floor +
6.60%), 11.41%, 07/20/32 .... 250 228,501
Series 2019-3A, Class BR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 10/17/32 .... 1,300 1,263,710
Series 2021-1A, Class X, (3-mo.
LIBOR USD at 0.75% Floor +
0.75%), 5.54%, 07/15/34 .... 962 959,750
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class CR, (3-mo.
LIBOR USD at 3.05% Floor +
3.05%), 7.87%, 07/24/32 .... 8,780 8,118,829
Series 2019-1A, Class DR, (3-mo.
LIBOR USD at 6.40% Floor +
6.40%), 11.22%, 07/24/32 .... 5,050 4,566,095
Series 2019-1A, Class SUB, 0.00%,
07/24/32 ............... 4,300 2,336,190
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class DR, (3-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.17%, 10/24/34 .... 6,750 6,206,310
Series 2020-2A, Class ER, (3-mo.
LIBOR USD at 7.10% Floor +
7.10%), 11.92%, 10/24/34 .... 2,000 1,798,817
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class D, (3-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.14%, 10/15/34 .... 5,750 5,165,372
Series 2021-3A, Class E, (3-mo.
LIBOR USD at 6.85% Floor +
6.85%), 11.64%, 10/15/34 .... 6,720 6,070,936
Whitebox CLO IV Ltd., Series 2023-4A,
Class E, (3-mo. CME Term SOFR
at 8.01% Floor + 8.01%), 12.79%,
04/20/36
(a)(b)
............... 7,000 6,765,489
York CLO 1 Ltd., Series 2014-1A, Class
CRR, (3-mo. LIBOR USD + 2.10%),
6.92%, 10/22/29
(a)(b)
.......... 2,250 2,194,181
2,533,763,965
France — 0.0%
(b)(d)
FCT Autonoria
Series 2019-1, Class C, (1-mo.
EURIBOR + 1.20%), 4.10%,
09/25/35 ............... EUR 192 207,548
Series 2019-1, Class D, (1-mo.
EURIBOR + 1.60%), 4.50%,
09/25/35 ............... 128 136,789
Security
Par (000)
Par (000) Value
France (continued)
Series 2019-1, Class E, (1-mo.
EURIBOR + 2.70%), 5.60%,
09/25/35 ............... EUR 320 $ 338,827
Series 2019-1, Class F, (1-mo.
EURIBOR + 3.70%), 6.60%,
09/25/35 ............... 107 113,352
FCT E-Carat 10
Series 10FR, Class C, (1-mo.
EURIBOR + 1.10%), 3.66%,
12/20/28 ............... 50 54,142
Series 10FR, Class D, (1-mo.
EURIBOR + 1.50%), 4.06%,
12/20/28 ............... 25 27,072
FCT Noria
Series 2018-1, Class D, (1-mo.
EURIBOR + 1.50%), 4.40%,
06/25/38 ............... 192 207,166
Series 2018-1, Class E, (1-mo.
EURIBOR + 2.65%), 5.55%,
06/25/38 ............... 204 219,227
Series 2021-1, Class B, (1-mo.
EURIBOR + 0.70%), 3.60%,
10/25/49 ............... 930 994,927
Series 2021-1, Class C, (1-mo.
EURIBOR + 1.10%), 4.00%,
10/25/49 ............... 644 685,715
Series 2021-1, Class D, (1-mo.
EURIBOR + 1.50%), 4.40%,
10/25/49 ............... 1,288 1,352,449
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR + 1.75%), 4.44%,
02/25/38 ................. 263 273,557
4,610,771
Germany — 0.0%
(b)(d)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR + 1.15%), 3.71%,
01/26/43 ............... 400 432,898
Series 2023-DE, Class C, (1-mo.
EURIBOR + 2.10%), 4.66%,
01/26/43 ............... 1,600 1,731,617
Series 2023-DE, Class D, (1-mo.
EURIBOR + 3.05%), 5.61%,
01/26/43 ............... 500 540,613
Series 2023-DE, Class E, (1-mo.
EURIBOR + 5.50%), 8.07%,
01/26/43 ............... 400 432,497
Series 2023-DE, Class F, (1-mo.
EURIBOR + 7.50%), 10.06%,
01/26/43 ............... 100 108,133
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
+ 0.75%), 3.40%, 09/15/30 ... 467 501,760
Series 8, Class C, (1-mo. EURIBOR
+ 0.95%), 3.60%, 09/15/30 ... 373 397,498
Red & Black Auto Germany UG
Series 6, Class C, (1-mo. EURIBOR
+ 1.40%), 4.05%, 10/15/28 ... 57 61,504
Series 6, Class D, (1-mo. EURIBOR
+ 2.25%), 4.90%, 10/15/28 ... 57 61,427
Series 8, Class D, (1-mo. EURIBOR
+ 1.35%), 4.00%, 09/15/30 ... 93 97,780
4,365,727

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Ireland — 0.6%
(b)
AlbaCore Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 4.60%
Floor + 4.60%), 6.94%, 07/15/35
(d)
EUR 2,605 $ 2,617,116
Alme Loan Funding V DAC, Series
5A, Class ER, (3-mo. EURIBOR
at 5.41% Floor + 5.41%), 7.75%,
07/15/31
(a)
................ 3,800 3,670,550
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 2.98%, 04/15/34
(a)
... 2,563 2,629,612
Series 2A, Class DR, (3-mo.
EURIBOR at 3.55% Floor +
3.55%), 5.88%, 04/15/34
(a)
... 2,110 2,029,620
Series 2X, Class ER, (3-mo.
EURIBOR at 6.45% Floor +
6.45%), 8.79%, 04/15/34
(d)
... 1,580 1,491,879
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.65%, 04/25/34
(a)
........... 590 572,874
Aqueduct European CLO DAC
Series 2017-2X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.49%, 10/15/30
(d)
... 2,518 2,624,930
Series 2017-2X, Class E, (3-mo.
EURIBOR at 4.40% Floor +
4.40%), 6.69%, 10/15/30
(d)
... 534 504,732
Series 2019-3X, Class AR, (3-mo.
EURIBOR at 0.93% Floor +
0.93%), 3.58%, 08/15/34
(d)
... 5,000 5,220,135
Series 2020-5A, Class CR, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.34%, 04/20/34
(a)
... 1,250 1,223,005
Series 2022-7X, Class A, (3-mo.
EURIBOR at 2.05% Floor +
2.05%), 5.25%, 03/15/36
(d)
... 5,114 5,509,915
Ares European CLO VII DAC, Series
7X, Class AAR, (3-mo. EURIBOR
at 1.50% Floor + 1.50%), 3.79%,
10/15/30
(a)(d)
............... 1,200 1,250,736
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 5.09%,
10/15/31
(a)
................ 2,000 1,935,050
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.04%,
04/20/32
(a)
................ 862 893,084
Armada Euro CLO III DAC, Series
3A, Class DR, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 5.64%,
07/15/31
(a)
................ 2,800 2,750,562
Aurium CLO II DAC, Series 2X, Class
ERR, (3-mo. EURIBOR at 6.08%
Floor + 6.08%), 8.97%, 06/22/34
(d)
1,050 960,207
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 3.07%, 01/16/31
(d)
2,098 2,224,696
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 3.76%, 06/23/34
(d)
.... 5,000 5,195,023
Avoca CLO, Series 28A, Class B1,
(3-mo. EURIBOR at 2.85% Floor +
2.85%), 0.00%, 04/15/37
(a)
..... 3,400 3,687,300
Security
Par (000)
Par (000) Value
Ireland (continued)
Avoca CLO XIV DAC
(d)
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 6.98%, 01/12/31 .... EUR 2,240 $ 2,079,360
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 8.63%, 01/12/31 .... 1,100 947,916
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 2,175,668
Avoca CLO XV DAC
(d)
Series 15X, Class B2R, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 3.34%, 04/15/31 .... 150 153,398
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 6.42%, 04/15/31 .... 1,305 1,177,319
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 8.13%, 04/15/31 .... 1,760 1,425,385
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 1,461,255
Avoca CLO XVIII DAC
(d)
Series 18X, Class B1, (3-mo.
EURIBOR at 1.25% Floor +
1.25%), 3.54%, 04/15/31 .... 5,800 5,985,698
Series 18X, Class C, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 4.04%, 04/15/31 .... 150 151,751
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 5.19%, 04/15/35
(a)
... 970 917,149
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.59%, 04/15/35
(d)
... 710 716,096
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 5.34%, 04/15/34
(a)
750 708,595
BBAM European CLO I DAC
(d)
Series 1X, Class AR, (3-mo.
EURIBOR at 0.87% Floor +
0.87%), 3.32%, 07/22/34 .... 5,000 5,203,686
Series 1X, Class ER, (3-mo.
EURIBOR at 5.91% Floor +
5.91%), 8.36%, 07/22/34 .... 1,050 975,194
Bilbao CLO I DAC, Series 1X, Class
A2A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 3.64%, 07/20/31
(d)
4,300 4,434,275
BlueMountain CLO DAC, Series
2021-1X, Class E, (3-mo. EURIBOR
at 5.41% Floor + 5.41%), 7.75%,
04/15/34
(d)
................ 1,050 952,167
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 5.08%, 01/20/37
(d)
11,650 12,615,276
Cairn CLO IX DAC, Series 2018-9X,
Class A, (3-mo. EURIBOR at 0.71%
Floor + 0.71%), 3.16%, 04/25/32
(d)
2,700 2,858,851
Capital Four CLO II DAC, Series 2X,
Class E, (3-mo. EURIBOR at 5.91%
Floor + 5.91%), 8.25%, 01/15/34
(d)
1,050 981,859
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.33%, 04/25/36
(d)
7,585 8,112,429

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Ireland (continued)
Carlyle Euro CLO DAC, Series 2021-
2A, Class C, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 5.59%,
10/15/35
(a)
................ EUR 2,690 $ 2,574,165
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
3.89%, 04/15/33
(d)
........... 400 407,794
CIFC European Funding CLO III DAC
Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 4.79%, 01/15/34
(a)
... 500 508,053
Series 3X, Class B1, (3-mo.
EURIBOR at 1.50% Floor +
1.50%), 3.79%, 01/15/34
(d)
... 4,500 4,557,976
Series 3X, Class E, (3-mo.
EURIBOR at 5.61% Floor +
5.61%), 7.90%, 01/15/34
(d)
... 850 785,958
Clontarf Park CLO DAC, Series 1X,
Class CE, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.59%,
08/05/30
(d)
................ 1,470 1,537,556
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 3.08%, 04/15/34
(d)
11,500 12,013,711
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.97%, 02/22/34
(d)
........... 1,120 1,137,626
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
6.71%, 12/23/33
(a)
........... 400 388,280
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
6.11%, 12/15/34
(d)
........... 755 711,230
Euro-Galaxy III CLO DAC
(a)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 4.77%, 04/24/34 .... 700 716,084
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 5.67%, 04/24/34 .... 1,380 1,351,652
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.85% Floor + 0.85%), 3.14%,
04/15/34
(d)
................ 5,000 5,250,679
Fidelity Grand Harbour CLO DAC,
Series 2021-1A, Class D, (3-mo.
EURIBOR at 3.60% Floor + 3.60%),
5.89%, 10/15/34
(a)
........... 1,490 1,413,842
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 3.49%, 10/15/30
(d)
700 723,541
Harvest CLO XXIII DAC
(d)
Series 23X, Class A, (3-mo.
EURIBOR at 0.95% Floor +
0.95%), 3.29%, 10/20/32 .... 1,817 1,916,789
Series 23X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.34%, 10/20/32 .... 1,360 1,311,401
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.45%, 04/25/34
(a)
... 500 477,011
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 3.80%, 04/25/34
(d)
... EUR 450 $ 454,362
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 3.54%,
11/14/32
(d)
................ 625 657,467
Invesco Euro CLO III DAC
(d)
Series 3X, Class B1, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 4.04%, 07/15/32 .... 450 463,550
Series 3X, Class F, (3-mo.
EURIBOR at 8.07% Floor +
8.07%), 10.36%, 07/15/32 .... 781 717,221
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.99%,
04/15/33
(a)
................ 625 637,567
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 4.76%, 04/20/36
(d)
8,500 9,077,143
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 6.14%, 01/15/34
(d)
450 440,595
Madison Park Euro Funding X DAC
(d)
Series 10X, Class A1, (3-mo.
EURIBOR at 0.74% Floor +
0.74%), 3.19%, 10/25/30 .... 2,699 2,865,257
Series 10X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.65%, 10/25/30 .... 1,850 1,905,003
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
4.50%, 02/15/31
(d)
........... 1,350 1,365,050
Madison Park Euro Funding XVI
DAC, Series 16A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.54%, 05/25/34
(a)
........... 1,250 1,192,247
Man GLG Euro CLO VI DAC, Series
6A, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.79%,
10/15/32
(a)
................ 950 932,089
Marino Park CLO DAC, Series 1X,
Class X, (3-mo. EURIBOR at 0.45%
Floor + 0.45%), 2.74%, 01/16/34
(d)
375 406,266
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 7.85%, 04/17/34
(d)
..... 658 605,976
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (3-mo.
EURIBOR at 5.66% Floor + 5.66%),
8.31%, 05/15/34
(d)
........... 420 382,509
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.40%, 11/25/33
(a)
........... 500 515,331
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(3-mo. EURIBOR at 1.90% Floor +
1.90%), 4.29%, 01/21/35
(a)
..... 425 435,151
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 3.54%, 01/20/32
(d)
..... 450 464,992

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Ireland (continued)
OCP Euro CLO DAC
Series 2017-2X, Class B, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 3.64%, 01/15/32
(d)
... EUR 200 $ 207,844
Series 2017-2X, Class E, (3-mo.
EURIBOR at 5.00% Floor +
5.00%), 7.29%, 01/15/32
(d)
... 897 858,124
Series 2017-2X, Class F, (3-mo.
EURIBOR at 6.40% Floor +
6.40%), 8.69%, 01/15/32
(d)
... 600 525,291
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 3.76%, 04/20/33
(a)
... 250 250,883
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 4.76%, 04/20/33
(a)
... 250 242,905
Penta CLO 11 DAC
(a)
Series 2022-11A, Class B, (3-mo.
EURIBOR at 2.45% Floor +
2.45%), 5.10%, 11/15/34 ..... 2,600 2,724,920
Series 2022-11A, Class D, (3-mo.
EURIBOR at 4.80% Floor +
4.80%), 7.45%, 11/15/34 ..... 2,030 2,078,369
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 3.84%,
07/25/34
(a)
................ 500 499,028
Prodigy Finance DAC
(a)
Series 2021-1A, Class A, (1-mo.
LIBOR USD + 1.25%), 6.10%,
07/25/51 ............... USD 6,192 6,037,339
Series 2021-1A, Class B, (1-mo.
LIBOR USD + 2.50%), 7.35%,
07/25/51 ............... 652 642,335
Series 2021-1A, Class C, (1-mo.
LIBOR USD + 3.75%), 8.60%,
07/25/51 ............... 700 693,202
Series 2021-1A, Class D, (1-mo.
LIBOR USD + 5.90%), 10.75%,
07/25/51 ............... 460 453,406
Rockford Tower Europe CLO DAC
(d)
Series 2018-1X, Class B, (3-mo.
EURIBOR at 1.85% Floor +
1.85%), 4.66%, 12/20/31 .... EUR 2,550 2,663,980
Series 2018-1X, Class C, (3-mo.
EURIBOR at 2.47% Floor +
2.47%), 5.29%, 12/20/31 .... 1,640 1,685,964
Series 2019-1X, Class B1, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 3.94%, 01/20/33 .... 5,012 5,143,985
RRE 9 Loan Management DAC, Series
9A, Class A2, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.03%,
10/15/36
(a)
................ 1,720 1,755,257
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
4.59%, 04/15/33
(d)
........... 750 759,490
Sound Point Euro CLO V Funding
DAC, Series 5X, Class E, (3-mo.
EURIBOR at 5.84% Floor + 5.84%),
8.29%, 07/25/35
(d)
........... 354 320,760
St Paul's CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.49%, 04/15/33
(d)
1,880 1,811,017
Security
Par (000)
Par (000) Value
Ireland (continued)
St. Paul's CLO XII DAC, Series 12X,
Class B1, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 3.89%,
04/15/33
(d)
................ EUR 1,350 $ 1,379,467
Sutton Park CLO DAC
(d)
Series 1X, Class A2A, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 4.35%, 11/15/31 ..... 345 357,828
Series 1X, Class BE, (3-mo.
EURIBOR at 2.35% Floor +
2.35%), 5.00%, 11/15/31 ..... 500 513,998
Tikehau CLO VII DAC, Series 7X, Class
A, (3-mo. EURIBOR at 2.00% Floor
+ 2.00%), 3.61%, 10/20/35
(d)
.... 11,500 12,380,560
Voya Euro CLO I DAC
(d)
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 3.04%, 10/15/30 .... 4,912 5,251,642
Series 1X, Class B1NE, (3-mo.
EURIBOR at 1.15% Floor +
1.15%), 3.44%, 10/15/30 .... 750 771,098
Voya Euro CLO II DAC
(a)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.67% Floor +
1.67%), 4.01%, 07/15/35 .... 250 253,703
Series 2A, Class CR, (3-mo.
EURIBOR at 2.15% Floor +
2.15%), 4.48%, 07/15/35 .... 250 248,125
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 3.98%,
04/15/33
(d)
................ 439 449,772
Voya Euro CLO V DAC, Series 5A,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.39%, 04/15/35
(a)
660 627,409
213,913,178
Italy — 0.0%
(b)(d)
Autoflorence 2 SRL, Series 2, Class B,
(1-mo. EURIBOR + 0.75%), 3.65%,
12/24/44 ................. 754 792,928
Autoflorence SRL
Series 2, Class C, (1-mo. EURIBOR
+ 1.15%), 4.05%, 12/24/44 ... 348 354,693
Series 2, Class D, (1-mo. EURIBOR
+ 2.35%), 5.25%, 12/24/44 ... 186 192,127
Brignole Co. SRL
Series 2021, Class B, (1-mo.
EURIBOR + 0.80%), 3.70%,
07/24/36 ............... 143 152,686
Series 2021, Class D, (1-mo.
EURIBOR + 1.60%), 4.50%,
07/24/36 ............... 100 105,707
Koromo Italy SRL, Series 1, Class A,
(1-mo. EURIBOR + 0.80%), 3.35%,
02/26/35 ................. 4,291 4,651,039
Red & Black Auto Italy Srl, Series 1,
Class D, (1-mo. EURIBOR + 2.85%),
5.78%, 12/28/31 ............ 598 619,103
6,868,283

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Jersey — 0.1%
(a)(b)
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
6.65%, 04/21/31 ............ USD 21,500 $ 20,660,300
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class E, (3-mo. CME Term
SOFR at 9.15% Floor + 9.15%),
14.09%, 04/20/36 ........... 1,280 1,247,180
Stratus Static CLO Ltd., Series 2022-
3A, Class D, (3-mo. CME Term
SOFR at 5.29% Floor + 5.29%),
9.49%, 10/20/31 ............ 1,000 1,000,000
Valley Stream Park CLO Ltd., Series
2022-1A, Class E1, (3-mo. CME
Term SOFR at 8.38% Floor +
8.38%), 12.45%, 10/20/34 ...... 5,500 5,402,944
28,310,424
Luxembourg — 0.0%
(b)(d)
BL Consumer Credit
Series 2021-1, Class C, (1-mo.
EURIBOR + 1.10%), 4.00%,
09/25/38 ............... EUR 528 558,690
Series 2021-1, Class D, (1-mo.
EURIBOR + 1.65%), 4.55%,
09/25/38 ............... 681 715,465
Series 2021-1, Class E, (1-mo.
EURIBOR + 2.85%), 5.75%,
09/25/38 ............... 355 367,824
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (1-mo.
EURIBOR + 1.75%), 4.38%,
11/14/34 ............... 1,914 2,058,634
Series 2020-1, Class D, (1-mo.
EURIBOR + 2.50%), 5.13%,
11/14/34 ............... 785 833,895
4,534,508
Netherlands — 0.0%
OZLME IV DAC, Series 4X, Class B,
(3-mo. EURIBOR at 1.35% Floor +
1.35%), 3.81%, 07/27/32
(b)(d)
.... 2,890 2,990,692
Portugal — 0.0%
TAGUS - Sociedade de Titularizacao de
Creditos SA
(d)
Series 2, Class D, (1-mo. EURIBOR
+ 2.85%), 5.67%, 09/23/38
(b)
.. 780 823,117
Series 7, Class SEN, 0.70%,
02/12/24 ............... 2,918 3,108,773
3,931,890
Spain — 0.0%
(d)
Autonoria Spain
(b)
Series 2021-SP, Class B, (1-mo.
EURIBOR + 0.80%), 3.70%,
01/31/39 ............... 977 1,041,755
Series 2021-SP, Class C, (1-mo.
EURIBOR + 1.05%), 3.95%,
01/31/39 ............... 1,578 1,658,907
Series 2021-SP, Class D, (1-mo.
EURIBOR + 1.55%), 4.45%,
01/31/39 ............... 676 709,694
Series 2021-SP, Class E, (1-mo.
EURIBOR + 2.65%), 5.55%,
01/31/39 ............... 376 387,965
Security
Par (000)
Par (000) Value
Spain (continued)
Series 2021-SP, Class F, (1-mo.
EURIBOR + 3.90%), 6.80%,
01/31/39 ............... EUR 150 $ 155,194
Series 2022-SP, Class C, (1-mo.
EURIBOR + 2.80%), 5.70%,
01/27/40 ............... 1,600 1,715,388
Series 2022-SP, Class D, (1-mo.
EURIBOR + 4.20%), 7.10%,
01/28/40 ............... 400 431,118
Series 2022-SP, Class E, (1-mo.
EURIBOR + 7.00%), 9.90%,
01/29/40 ............... 2,300 2,479,676
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR + 0.95%), 3.70%,
03/21/33
(b)
.............. 429 452,590
Series 2020-1, Class C, (3-mo.
EURIBOR + 1.95%), 4.70%,
03/21/33
(b)
.............. 129 134,108
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 215 211,839
9,378,234
United Kingdom — 0.2%
Azure Finance No. 2 plc, Series
2, Class C, (Sterling Overnight
Index Average + 3.00%), 7.18%,
07/20/30
(b)(d)
............... GBP 1,699 2,092,055
Dowson plc
(b)(d)
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.68%), 4.86%, 10/20/28 .... 822 1,013,585
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 5.38%, 10/20/28 .... 1,200 1,474,252
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 5.78%, 10/20/28 .... 1,300 1,582,141
Series 2022-1, Class C, (Sterling
Overnight Index Average +
2.25%), 6.43%, 01/20/29 .... 2,528 3,077,064
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.70%), 6.88%, 01/20/29 .... 725 870,582
Series 2022-2, Class C, (Sterling
Overnight Index Average +
3.70%), 7.88%, 08/20/29 .... 1,814 2,250,946
Series 2022-2, Class D, (Sterling
Overnight Index Average +
5.25%), 9.43%, 08/20/29 .... 989 1,232,169
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(d)
... 3,448 3,645,600
Series B1,  (Sterling Overnight
Index Average + 1.92%), 6.10%,
12/15/34
(b)
.............. 2,472 2,319,510
Series B2,  (Sterling Overnight
Index Average + 2.20%), 6.38%,
03/15/36
(b)(d)
............. 100 92,520
Newday Funding Master Issuer plc
(b)(d)
Series 2021-1X, Class B, (Sterling
Overnight Index Average +
1.55%), 5.73%, 03/15/29 .... 775 949,094
Series 2021-3X, Class A1, (Sterling
Overnight Index Average +
0.90%), 5.08%, 11/15/29 ..... 2,321 2,828,933

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-3X, Class B, (Sterling
Overnight Index Average +
1.35%), 5.53%, 11/15/29 ..... GBP 677 $ 819,932
Series 2022-2X, Class C, (Sterling
Overnight Index Average +
5.00%), 9.18%, 07/15/30 .... 3,271 4,024,324
PCL Funding V plc, Series 2021-
1, Class C, (Sterling Overnight
Index Average + 1.70%), 5.88%,
10/15/25
(b)(d)
............... 116 140,202
PCL Funding VI plc
(b)(d)
Series 2022-1, Class A, (Sterling
Overnight Index Average +
1.40%), 5.58%, 07/15/26 .... 14,896 18,115,652
Series 2022-1, Class B, (Sterling
Overnight Index Average +
3.10%), 7.28%, 07/15/26 .... 1,937 2,342,824
Satus plc
(b)(d)
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 4.88%, 08/17/28 .... 79 96,812
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.20%), 5.38%, 08/17/28 .... 400 491,378
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 5.78%, 08/17/28 .... 300 365,070
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.90%), 6.08%, 08/17/28 .... 200 241,874
Series 2021-1, Class E, (Sterling
Overnight Index Average +
3.20%), 7.38%, 08/17/28 .... 166 198,613
Tower Bridge Funding plc
(b)(d)
Series 2022-1X, Class A, (Sterling
Overnight Index Average +
0.72%), 4.90%, 12/20/63 .... 4,969 6,069,510
Series 2023-1X, Class B, (Sterling
Overnight Index Average +
2.20%), 6.40%, 10/20/64 .... 1,469 1,807,133
Series 2023-1X, Class C, (Sterling
Overnight Index Average +
3.15%), 7.35%, 10/20/64 .... 993 1,221,539
Series 2023-1X, Class D, (Sterling
Overnight Index Average +
4.30%), 8.50%, 10/20/64 .... 1,116 1,372,685
Trafford Centre Finance Ltd. (The),
Series B2,  (Sterling Overnight
Index Average + 0.94%), 5.15%,
07/28/35
(b)(d)
............... 3,400 3,218,660
Turbo Finance plc, Series 9, Class B,
(Sterling Overnight Index Average +
1.65%), 5.83%, 08/20/28
(b)(d)
.... 1,590 1,955,967
Unique Pub Finance Co. plc (The)
(d)
Series A4,  5.66%, 06/30/27 .... 5,387 6,548,902
Series M,  7.39%, 03/28/24
(e)
.... 7,059 8,616,833
Series N,  6.46%, 03/30/32
(e)
.... 4,765 5,922,081
86,998,442
United States — 6.1%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(e)
USD 8,616 8,295,012
522 Funding CLO Ltd., Series 2018-3A,
Class CR, (3-mo. LIBOR USD at
2.05% Floor + 2.05%), 6.86%,
10/20/31
(a)(b)
............... 750 705,590
Security
Par (000)
Par (000) Value
United States (continued)
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. LIBOR USD at
0.30% Floor + 0.30%), 5.26%,
05/25/36
(b)
................ USD 2,668 $ 2,575,836
ACE Securities Corp. Home Equity
Loan Trust
(b)
Series 2007-HE4, Class A2A, (1-mo.
LIBOR USD at 0.26% Floor +
0.26%), 5.11%, 05/25/37 ..... 7,350 1,267,451
Series 2007-HE4, Class A2C, (1-mo.
LIBOR USD at 0.60% Floor +
0.60%), 5.45%, 05/25/37 .... 363 63,727
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)(c)
....... 4,314 3,220,866
ACREC LLC, Series 2023-FL2, Class
A, (1-mo. CME Term SOFR at 2.23%
Floor + 2.23%), 6.92%, 02/19/38
(a)(b)
11,660 11,520,005
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (1-mo. LIBOR
USD at 1.20% Floor + 1.20%),
5.91%, 06/15/36
(a)(b)
.......... 1,348 1,307,560
Ajax Mortgage Loan Trust
(a)
Series 2017-D, Class B, 0.00%,
12/25/57
(b)
.............. 96 48,058
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 204 201,704
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 466 404,240
Series 2018-E, Class C, 0.00%,
06/25/58
(b)
.............. 8 7,475
Series 2018-F, Class C, 0.00%,
11/25/58 ............... 637 421,330
Series 2019-E, Class B, 4.88%,
09/25/59
(e)
.............. 953 943,134
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,187 12,122,805
Series 2019-G, Class A, 3.00%,
09/25/59
(e)
.............. 3,332 3,286,834
Series 2019-G, Class B, 4.25%,
09/25/59
(e)
.............. 4,576 4,256,773
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 10,571 5,809,535
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 3,928 3,732,622
Series 2020-A, Class A, 2.37%,
12/25/59
(e)
.............. 32,410 31,965,282
Series 2020-A, Class B, 3.50%,
12/25/59
(e)
.............. 7,074 6,937,234
Series 2020-A, Class C, 0.00%,
12/25/59 ............... 16,656 10,318,375
Series 2020-C, Class A, 2.25%,
09/27/60
(e)
.............. 1,466 1,424,646
Series 2020-C, Class B, 5.00%,
09/27/60
(e)
.............. 4,968 4,620,992
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 15,591 13,224,764
Series 2020-D, Class A, 2.25%,
06/25/60
(e)
.............. 6,986 6,678,522
Series 2020-D, Class B, 5.00%,
06/25/60
(e)
.............. 7,064 6,570,276
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 16,678 14,435,743
Series 2021-C, Class A, 2.12%,
01/25/61
(e)
.............. 22,380 20,923,700

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-C, Class B, 3.72%,
01/25/61
(e)
.............. USD 6,014 $ 5,421,483
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,153 15,622,161
Series 2021-D, Class A, 2.00%,
03/25/60
(e)
.............. 53,336 48,569,676
Series 2021-D, Class B, 4.00%,
03/25/60
(b)
.............. 10,911 9,860,908
Series 2021-D, Class C, 0.00%,
03/25/60
(b)
.............. 16,044 16,633,419
Series 2021-E, Class A1, 1.74%,
12/25/60
(b)
.............. 45,631 39,066,811
Series 2021-E, Class A2, 2.69%,
12/25/60
(b)
.............. 8,637 7,088,689
Series 2021-E, Class B1, 3.73%,
12/25/60
(b)
.............. 5,214 4,207,904
Series 2021-E, Class B3, 3.42%,
12/25/60
(b)
.............. 12,755 4,737,750
Series 2021-E, Class M1, 2.94%,
12/25/60
(b)
.............. 8,544 6,779,120
Series 2021-E, Class SA, 0.00%,
12/25/60
(b)
.............. 186 88,371
Series 2021-E, Class XS, 0.00%,
12/25/60
(b)
.............. 185,178 7,425,161
Series 2021-F, Class A, 1.87%,
06/25/61
(e)
.............. 85,117 76,286,677
Series 2021-F, Class B, 3.75%,
06/25/61
(e)
.............. 11,970 10,812,122
Series 2021-F, Class C, 0.00%,
06/25/61
(c)
.............. 22,301 21,032,296
Series 2021-G, Class A, 1.87%,
06/25/61
(b)
.............. 79,462 73,068,458
Series 2021-G, Class B, 3.75%,
06/25/61
(b)
.............. 14,966 13,228,278
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 27,025 26,813,220
American Homes 4 Rent Trust
(a)
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 8,545,656
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(b)
......... 22,187 222
AMSR Trust
(a)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 1,961,775
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,641,433
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,036,970
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,210,706
Series 2021-SFR1, Class F, 3.60%,
06/17/38
(b)
.............. 5,128 4,273,789
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 5,850,439
Aqua Finance Trust
(a)
Series 2021-A, Class A, 1.54%,
07/17/46 ............... 1,030 923,874
Series 2021-A, Class B, 2.40%,
07/17/46 ............... 5,070 4,209,598
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (1-mo. LIBOR USD at 1.35%
Floor + 1.35%), 6.03%, 11/15/36
(a)(b)
5,854 5,729,920
Security
Par (000)
Par (000) Value
United States (continued)
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. LIBOR
USD at 0.48% Floor + 0.48%),
5.33%, 05/25/35
(b)
........... USD 5,617 $ 4,854,646
Arm Master Trust LLC, Series 2021-T1,
Class A, 2.43%, 11/15/27
(a)
..... 3,429 3,199,943
BankAmerica Manufactured Housing
Contract Trust
(b)
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 1,266,494
Series 1998-2, Class B1, 7.33%,
12/10/25 ............... 8,475 1,721,601
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 700,128
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (3-mo. LIBOR USD
at 2.08% Floor + 2.08%), 6.96%,
05/17/31
(a)(b)
............... 250 244,913
Bayview Financial Revolving Asset
Trust
(a)(b)
Series 2004-B, Class A1, (1-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.83%, 05/28/39 .... 21,313 17,028,883
Series 2004-B, Class A2, (1-mo.
LIBOR USD at 1.30% Floor +
1.30%), 6.13%, 05/28/39 .... 862 732,182
Series 2005-A, Class A1, (1-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.83%, 02/28/40 .... 10,503 9,059,194
Series 2005-E, Class A1, (1-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.83%, 12/28/40 .... 666 661,850
BCMSC Trust
(b)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 1,016,837
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 975,732
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 745,101
Bear Stearns Asset-Backed Securities
I Trust
(b)
Series 2004-HE7, Class M2, (1-mo.
LIBOR USD at 1.73% Floor +
1.73%), 6.57%, 08/25/34 .... 100 98,316
Series 2006-HE1, Class 1M4, (1-mo.
LIBOR USD at 1.02% Floor +
1.02%), 5.50%, 12/25/35 .... 4,515 6,429,962
Series 2006-HE7, Class 1A2, (1-mo.
LIBOR USD at 0.34% Floor +
0.34%), 5.19%, 09/25/36 .... 2,466 2,345,668
Series 2006-HE8, Class 1A3, (1-mo.
LIBOR USD at 0.52% Floor +
0.52%), 5.37%, 10/25/36 .... 2,391 1,973,017
Series 2007-FS1, Class 1A3, (1-mo.
LIBOR USD at 0.34% Floor +
0.34%), 5.19%, 05/25/35 .... 579 567,846
Series 2007-HE2, Class 1A4, (1-mo.
LIBOR USD at 0.32% Floor +
0.32%), 5.17%, 03/25/37 .... 3,118 2,747,777
Series 2007-HE2, Class 22A, (1-mo.
LIBOR USD at 0.14% Floor +
0.14%), 4.99%, 03/25/37 .... 1,907 1,685,772
Series 2007-HE2, Class 23A, (1-mo.
LIBOR USD at 0.14% Floor +
0.14%), 4.99%, 03/25/37 .... 2,914 2,571,480

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-HE3, Class 1A3, (1-mo.
LIBOR USD at 0.25% Floor +
0.25%), 5.10%, 04/25/37 .... USD 1,187 $ 1,639,297
Series 2007-HE3, Class 1A4, (1-mo.
LIBOR USD at 0.35% Floor +
0.35%), 5.20%, 04/25/37 .... 18,480 18,033,592
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 3,435 3,214,065
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,743,813
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 137,532
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,292,137
Series 2021-B, Class D, 3.17%,
10/17/34 ............... 175 137,564
Series 2022-A, Class C, 3.08%,
02/20/35 ............... 8,348 6,894,774
Series 2022-A, Class E, 4.30%,
02/20/35 ............... 600 463,102
Series 2022-C, Class A, 5.32%,
10/17/35 ............... 9,697 9,613,209
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,675 3,670,115
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
Series 2012-3A, Class A1A2, (3-mo.
LIBOR USD at 1.18% Floor +
1.18%), 5.97%, 01/14/32 .... 12,925 12,743,745
Series 2013-1A, Class A1RR, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 5.82%, 08/14/30 .... 1,440 1,423,141
Carrington Mortgage Loan Trust
(b)
Series 2006-NC1, Class M2, (1-mo.
LIBOR USD at 0.63% Floor +
0.63%), 5.48%, 01/25/36 .... 1,620 1,283,769
Series 2006-NC4, Class A3, (1-mo.
LIBOR USD at 0.16% Floor and
12.50% Cap + 0.16%), 5.01%,
10/25/36 ............... 1,191 1,138,310
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(b)
17,727 16,661,830
C-BASS Trust, Series 2006-CB7, Class
A4, (1-mo. LIBOR USD at 0.32%
Floor + 0.32%), 5.17%, 10/25/36
(b)
1,161 753,419
Citigroup Mortgage Loan Trust
(b)
Series 2007-AHL2, Class A3B, (1-
mo. LIBOR USD at 0.20% Floor +
0.20%), 5.05%, 05/25/37 .... 12,732 8,383,612
Series 2007-AHL2, Class A3C, (1-
mo. LIBOR USD at 0.27% Floor +
0.27%), 5.12%, 05/25/37 .... 5,784 3,820,832
Series 2007-AHL3, Class A3B, (1-
mo. LIBOR USD at 0.17% Floor +
0.17%), 5.02%, 07/25/45 .... 6,205 4,340,084
Series 2007-AMC1, Class A1, (1-mo.
LIBOR USD at 0.16% Floor +
0.16%), 5.01%, 12/25/36
(a)
... 6,993 3,854,023
College Avenue Student Loans LLC
(a)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 6,057 5,358,734
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 1,443 1,285,207
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 2,090 1,836,898
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-B, Class C, 2.72%,
06/25/52 ............... USD 900 $ 761,177
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 220 186,762
Series 2021-C, Class D, 4.11%,
07/26/55 ............... 530 441,060
Concord Music Royalties LLC,
Series 2022-1A, Class A2, 6.50%,
01/20/73
(a)
................ 18,639 18,386,852
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%,
11/15/28
(b)
.............. 2,667 2,516,660
Series 1997-3, Class M1, 7.53%,
03/15/28
(b)
.............. 2,433 2,285,670
Series 1997-6, Class M1, 7.21%,
01/15/29
(b)
.............. 1,794 1,673,374
Series 1998-4, Class M1, 6.83%,
04/01/30
(b)
.............. 718 645,506
Series 1998-6, Class M1, 6.63%,
06/01/30
(b)
.............. 1,954 1,826,021
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... 71 70,605
Series 1998-8, Class M1, 6.98%,
09/01/30
(b)
.............. 6,291 5,687,710
Series 1999-5, Class A5, 7.86%,
03/01/30
(b)
.............. 2,594 1,065,651
Series 1999-5, Class A6, 7.50%,
03/01/30
(b)
.............. 2,783 1,099,542
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(b)
.............. 4,152 886,224
Series 2000-4, Class A6, 8.31%,
05/01/32
(b)
.............. 5,128 1,037,961
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,283 1,908,550
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,440 3,579,197
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 3.04%,
12/25/36
(e)
.............. 1,061 834,317
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(a)(e)
............. 1,577 1,498,796
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(e)
............. 11,899 713,227
Series 2007-CB6, Class A4, (1-mo.
LIBOR USD at 0.34% Floor +
0.34%), 5.19%, 07/25/37
(a)(b)
.. 1,474 962,071
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(a)
...... 2,370 1,864,394
CWABS Asset-Backed Certificates
Trust
(b)
Series 2005-16, Class 1AF, 4.52%,
04/25/36 ............... 6,108 5,287,774
Series 2006-11, Class 3AV2, (1-mo.
LIBOR USD at 0.16% Floor +
0.16%), 5.01%, 09/25/46 .... 63 63,085
Series 2006-12, Class 1A, (1-mo.
LIBOR USD at 0.26% Floor +
0.26%), 5.11%, 12/25/36 ..... 2,780 2,489,316
Series 2006-18, Class M1, (1-mo.
LIBOR USD at 0.45% Floor +
0.45%), 5.30%, 03/25/37 .... 12,881 10,988,229

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. LIBOR USD at 0.27% Floor
and 16.00% Cap + 0.27%), 4.95%,
03/15/34
(b)
................ USD 208 $ 198,785
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.73%,
01/25/29
(e)
.............. 138 201,239
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 293 368,843
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B,
(1-mo. LIBOR USD at 0.30%
Floor and 16.00% Cap + 0.30%),
4.98%, 12/15/33 .......... 12 11,515
Series 2006-RES, Class 5B1A,
(1-mo. LIBOR USD at 0.19%
Floor and 16.00% Cap + 0.19%),
4.87%, 05/15/35 .......... 90 88,680
Series 2006-RES, Class 5B1B,
(1-mo. LIBOR USD at 0.19%
Floor and 16.00% Cap + 0.19%),
4.87%, 05/15/35 .......... 144 140,414
CWHEQ Revolving Home Equity Loan
Trust
(b)
Series 2005-B, Class 2A, (1-mo.
LIBOR USD at 0.18% Floor and
16.00% Cap + 0.18%), 4.86%,
05/15/35 ............... 522 512,476
Series 2006-C, Class 2A, (1-mo.
LIBOR USD at 0.18% Floor and
16.00% Cap + 0.18%), 4.86%,
05/15/36 ............... 2,051 1,959,374
Series 2006-H, Class 1A, (1-mo.
LIBOR USD at 0.15% Floor and
16.00% Cap + 0.15%), 4.83%,
11/15/36 ............... 1,208 1,164,772
Dewolf Park CLO Ltd., Series 2017-1A,
Class AR, (3-mo. LIBOR USD at
0.90% Floor + 0.92%), 5.71%,
10/15/30
(a)(b)
............... 10,700 10,560,604
Diameter Capital CLO 1 Ltd.
(a)(b)
Series 2021-1A, Class D, (3-mo.
LIBOR USD at 6.05% Floor +
6.05%), 10.84%, 07/15/36 .... 5,000 4,285,155
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 3,717,325
Eaton Vance CLO Ltd.
(a)(b)
Series 2014-1RA, Class A2, (3-mo.
LIBOR USD + 1.49%), 6.28%,
07/15/30 ............... 1,750 1,714,968
Series 2018-1A, Class C, (3-mo.
LIBOR USD at 2.20% Floor +
2.20%), 6.99%, 10/15/30 .... 1,000 960,816
Series 2019-1A, Class ER, (3-mo.
LIBOR USD at 6.50% Floor +
6.50%), 11.29%, 04/15/31 .... 5,000 4,506,774
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(c)
.. 75 3,187,500
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,328,319
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(a)
..... 7,369 7,152,169
Security
Par (000)
Par (000) Value
United States (continued)
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(b)
............... USD 2,479 $ 2,144,980
Elmwood CLO 15 Ltd., Series 2022-2A,
Class D, (3-mo. CME Term SOFR
at 3.67% Floor + 3.67%), 8.32%,
04/22/35
(a)(b)
............... 2,960 2,725,381
First Franklin Mortgage Loan Trust
(b)
Series 2004-FFH3, Class M3, (1-mo.
LIBOR USD at 1.05% Floor +
1.05%), 5.90%, 10/25/34 .... 2,818 2,543,745
Series 2006-FF13, Class A1, (1-mo.
LIBOR USD at 0.24% Floor +
0.24%), 5.09%, 10/25/36 .... 4,780 3,162,467
Series 2006-FF13, Class A2C, (1-
mo. LIBOR USD at 0.32% Floor +
0.32%), 5.17%, 10/25/36 .... 2,803 1,861,094
Series 2006-FF16, Class 2A4, (1-
mo. LIBOR USD at 0.42% Floor +
0.42%), 5.27%, 12/25/36 .... 5,291 2,223,604
FirstKey Homes Trust
(a)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 6,030,321
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 6,825,219
Series 2022-SFR1, Class E2,
5.00%, 05/17/39 .......... 5,000 4,547,931
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,398,780
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. LIBOR USD at
0.98% Floor + 0.98%), 5.84%,
05/15/30
(a)(b)
............... 6,978 6,909,613
Foundation Finance Trust, Series 2021-
2A, Class A, 2.19%, 01/15/42
(a)
.. 8,893 8,182,010
Fremont Home Loan Trust
(b)
Series 2006-3, Class 1A1, (1-mo.
LIBOR USD at 0.28% Floor +
0.28%), 5.13%, 02/25/37 .... 5,575 4,263,381
Series 2006-3, Class 2A3, (1-mo.
LIBOR USD at 0.34% Floor +
0.34%), 5.19%, 02/25/37 .... 5,465 1,876,223
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL5, Class A, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.30%), 6.99%, 06/19/37 ... 9,954 9,972,931
Series 2022-FL6, Class A, (1-mo.
CME Term SOFR at 2.58% Floor
+ 2.58%), 7.27%, 08/17/37 ... 24,153 24,224,269
Series 2022-FL7, Class A, (1-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.59%, 10/19/39 ... 11,152 11,052,631
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 6.00%, 08/27/51
(a)(b)
.... 7,685 7,189,413
GoldenTree Loan Opportunities X
Ltd.
(a)(b)
Series 2015-10A, Class AR, (3-mo.
LIBOR USD at 1.12% Floor +
1.12%), 5.93%, 07/20/31 .... 5,083 5,027,450
Series 2015-10A, Class DR, (3-mo.
LIBOR USD at 3.05% Floor +
3.05%), 7.86%, 07/20/31 .... 1,000 946,309

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Goldman Home Improvement Trust
Issuer Trust
(a)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... USD 4,583 $ 4,079,775
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 9,085 9,068,817
GoodLeap Sustainable Home Solutions
Trust
(a)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 18,307 14,430,629
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 11,884 11,324,155
Series 2023-1GS, Class A, 5.52%,
02/22/55
(c)
.............. 10,189 9,938,661
Greenpoint Manufactured Housing
(b)
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 1,457 1,446,096
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,793 2,433,739
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
LIBOR USD at 1.26% Floor +
1.26%), 6.07%, 01/20/30 .... 2,521 2,506,531
Series 2017-1A, Class D, (3-mo.
LIBOR USD at 3.30% Floor +
3.30%), 8.11%, 01/20/30 ..... 3,950 3,715,142
GSAA Home Equity Trust
(b)
Series 2005-14, Class 1A2, (1-mo.
LIBOR USD at 0.70% Floor +
0.70%), 5.55%, 12/25/35 .... 1,962 810,263
Series 2006-4, Class 1A1, 3.60%,
03/25/36 ............... 3,881 2,701,386
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,458 290,525
GSAMP Trust
(b)
Series 2007-H1, Class A1B, (1-mo.
LIBOR USD at 0.40% Floor +
0.40%), 5.25%, 01/25/47 .... 3,144 1,576,525
Series 2007-HS1, Class M6, (1-mo.
LIBOR USD at 3.38% Floor +
3.38%), 8.22%, 02/25/47 .... 3,414 3,170,715
Hipgnosis Music Assets LP, Series
2022-1, Class A, 5.00%, 05/16/62
(a)
16,232 15,224,313
Home Equity Asset Trust
(b)
Series 2006-3, Class M2, (1-mo.
LIBOR USD at 0.60% Floor +
0.60%), 5.45%, 07/25/36 .... 4,008 3,543,215
Series 2007-1, Class 2A3, (1-mo.
LIBOR USD at 0.30% Floor +
0.30%), 5.15%, 05/25/37 .... 4,951 3,758,971
Home Equity Mortgage Loan Asset-
Backed Trust
(b)
Series 2004-A, Class M2, (1-mo.
LIBOR USD at 2.03% Floor +
2.03%), 4.07%, 07/25/34 .... 1,013 967,556
Series 2007-A, Class 2A2, (1-mo.
LIBOR USD at 0.19% Floor +
0.19%), 5.04%, 04/25/37 .... 4,165 2,689,703
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(e)
................ 7,180 819,798
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. LIBOR
USD at 0.28% Floor and 13.00%
Cap + 0.28%), 5.13%, 12/25/36
(a)(b)
100 95,103
Security
Par (000)
Par (000) Value
United States (continued)
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
LIBOR USD at 0.41% Floor +
0.41%), 5.25%, 05/25/36
(b)
... USD 2,434 $ 2,344,461
Series 2007-CH1, Class MF1,
4.60%, 11/25/36
(e)
......... 11,109 10,898,804
Kapitus Asset Securitization LLC,
Series 2022-1A, Class A, 3.38%,
07/10/28
(a)
................ 16,278 15,293,217
KeyCorp Student Loan Trust
(b)
Series 2004-A, Class 2D, (3-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.06%, 07/28/42 .... 6,870 6,345,614
Series 2005-A, Class 2C, (3-mo.
LIBOR USD at 1.30% Floor +
1.30%), 6.43%, 12/27/38 .... 13,620 12,612,581
Legacy Mortgage Asset Trust
(a)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)
.............. 9,276 8,645,488
Series 2019-SL2, Class B, 0.00%,
02/25/59
(c)
.............. 4,353 537,653
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)
.............. 4,847 3,777,528
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(b)
.............. 7,895 7,808,207
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 633 577,579
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
LIBOR USD at 0.09% Floor +
0.09%), 4.94%, 06/25/37
(a)(b)
.... 929 644,876
Lending Funding Trust, Series 2020-2A,
Class B, 3.54%, 04/21/31
(a)
..... 3,340 2,906,324
LendingPoint Pass-Through Trust
(a)
Series 2022-ST1, Class A, 2.50%,
03/15/28 ............... 1,132 1,082,320
Series 2022-ST2, Class A, 3.25%,
04/15/28 ............... 1,782 1,713,204
Lendmark Funding Trust
(a)
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 5,820,516
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 7,253,096
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 1,950 1,589,781
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,084,510
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 19,003,560
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. 19,143 15,069,812
Long Beach Mortgage Loan Trust
(b)
Series 2006-2, Class 1A, (1-mo.
LIBOR USD at 0.36% Floor +
0.36%), 5.21%, 03/25/46 .... —
(f)
2
Series 2006-5, Class 2A3, (1-mo.
LIBOR USD at 0.30% Floor +
0.30%), 5.15%, 06/25/36 .... 8,306 3,897,301
Series 2006-7, Class 2A3, (1-mo.
LIBOR USD at 0.32% Floor +
0.32%), 5.17%, 08/25/36 .... 19,029 7,882,365

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (3-mo. LIBOR USD
at 1.38% Floor + 1.38%), 6.17%,
01/17/30
(a)(b)
............... USD 3,750 $ 3,604,880
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (1-mo. LIBOR USD at 3.25%
Floor + 3.25%), 8.10%, 03/25/32
(b)
893 891,552
Mariner Finance Issuance Trust
(a)
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,366,051
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,736,873
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 1,848,973
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,283,673
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 2,934,727
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 995,409
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 959,802
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 3,999,204
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 901,573
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 1,934,173
Series 2022-AA, Class A, 6.45%,
10/20/37 ............... 18,710 18,898,054
MASTR Asset-Backed Securities Trust
(b)
Series 2006-AM2, Class A4, (1-mo.
LIBOR USD at 0.52% Floor +
0.52%), 5.37%, 06/25/36
(a)
... 3,431 2,995,885
Series 2007-HE1, Class A4, (1-mo.
LIBOR USD at 0.28% Floor +
0.28%), 5.13%, 05/25/37 .... 5,000 3,825,150
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. LIBOR USD
at 0.26% Floor + 0.26%), 5.11%,
06/25/46
(a)(b)
............... 857 806,001
Mercury Financial Credit Card Master
Trust, Series 2022-1A, Class A,
2.50%, 09/21/26
(a)
........... 38,333 35,972,500
Merrill Lynch First Franklin Mortgage
Loan Trust
(b)
Series 2007-2, Class A2C, (1-mo.
LIBOR USD at 0.48% Floor +
0.48%), 5.33%, 05/25/37 .... 4,004 2,989,127
Series 2007-H1, Class 1A2, (1-mo.
LIBOR USD at 3.50% Floor +
3.50%), 8.35%, 10/25/37 .... 4,199 3,783,915
Merrill Lynch Mortgage Investors Trust
(b)
Series 2006-OPT1, Class M1, (1-
mo. LIBOR USD at 0.26% Floor +
0.26%), 5.11%, 08/25/37 ..... 1,118 883,393
Series 2006-RM3, Class A2B, (1-mo.
LIBOR USD at 0.18% Floor +
0.18%), 5.03%, 06/25/37 .... 2,809 576,026
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2022-FL10, Class
A, (1-mo. CME Term SOFR at 2.64%
Floor + 2.64%), 7.39%, 09/17/37
(a)(b)
7,710 7,742,832
Security
Par (000)
Par (000) Value
United States (continued)
Mill City Solar Loan Ltd.
(a)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... USD 10,473 $ 9,641,224
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 17,776 16,197,987
Morgan Stanley ABS Capital I, Inc.
Trust
(b)
Series 2005-HE5, Class M4, (1-mo.
LIBOR USD at 0.87% Floor +
0.87%), 5.72%, 09/25/35 .... 7,424 5,988,074
Series 2007-SEA1, Class 2A1, (1-
mo. LIBOR USD at 1.90% Floor +
1.90%), 6.75%, 02/25/47
(a)
... 982 916,672
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. LIBOR USD at 0.32% Floor +
0.32%), 5.17%, 04/25/36
(b)
..... 2,409 1,687,576
Mosaic Solar Loan Trust
(a)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 9,820 9,144,669
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 2,128 1,829,867
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 14,791 13,915,728
Series 2022-2A, Class A, 4.38%,
01/21/53 ............... 4,214 4,009,323
Series 2022-3A, Class A, 6.10%,
06/20/53 ............... 3,621 3,756,839
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 10,353 10,177,060
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
LIBOR USD at 0.41% Floor +
0.41%), 5.26%, 04/25/37
(b)
..... 5,455 4,860,001
Navient Private Education Loan Trust
(a)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 13,909,229
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 9,530,777
Navient Private Education Refi Loan
Trust
(a)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 193 183,974
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,579,197
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 5.76%, 04/15/60
(b)
16,837 15,455,713
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 3,100 2,896,441
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 7,137,220
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,314,464
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 34,412,194
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,661,072
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,631,661
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 20,002,324
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,300,444
Series 2021-BA, Class D, 4.75%,
04/20/62
(c)
.............. 2,780 2,396,082

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... USD 23,450 $ 18,917,876
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,015,783
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,538,561
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 13,044 10,905,216
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,741,089
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 523,503
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
LIBOR USD at 0.68% Floor +
0.68%), 5.52%, 12/25/35
(b)
..... 3,929 2,976,075
New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F, 4.00%,
09/04/39
(a)
................ 6,607 5,286,174
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. LIBOR USD
at 0.40% Floor + 0.40%), 5.25%,
10/25/36
(a)(b)
............... 109 121,074
Oakwood Mortgage Investors, Inc.
(b)
Series 2001-D, Class A2, 5.26%,
09/15/31 ............... 1,696 769,689
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,387 755,639
OneMain Financial Issuance Trust
(a)
Series 2019-2A, Class A, 3.14%,
10/14/36 ............... 2,415 2,217,252
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 11,123,098
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 9,350,102
Series 2021-1A, Class A2, (SOFR
30 Day Average + 0.76%),
5.32%, 06/16/36
(b)
......... 4,537 4,380,344
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 663,439
Series 2022-2A, Class A, 4.89%,
10/14/34 ............... 20,203 19,854,397
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 17,533 17,138,804
Series 2022-3A, Class A, 5.94%,
05/15/34 ............... 38,260 38,341,964
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 7,520 6,788,926
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 1,960 1,712,088
Series 2021-C, Class A, 2.18%,
10/08/31 ............... 22,168 19,959,768
Series 2021-C, Class B, 2.67%,
10/08/31 ............... 6,024 5,304,141
Series 2021-C, Class C, 3.61%,
10/08/31 ............... 2,325 2,029,167
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
LIBOR USD at 0.74% Floor +
0.74%), 5.58%, 11/25/35
(b)
... 6,618 5,146,170
Series 2007-CP1, Class 2A3, (1-mo.
LIBOR USD at 0.21% Floor +
0.21%), 5.06%, 03/25/37
(b)
... 6,755 5,225,863
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... USD 15,200 $ 12,344,212
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 13,207 11,081,812
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 6,465 5,663,596
Origen Manufactured Housing Contract
Trust
(b)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 3,065 2,793,517
Series 2007-B, Class A1, (1-mo.
LIBOR USD at 1.20% Floor and
18.00% Cap + 1.20%), 5.88%,
10/15/37
(a)
.............. 1,773 1,732,831
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(e)
................ 4,587 3,967,108
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 3,997 3,814,594
PRET LLC
(a)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(e)
.............. 19,911 18,742,839
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(b)
.............. 11,887 11,159,318
Progress Residential, Series 2021-
SFR3, Class F, 3.44%, 05/17/26
(a)
12,190 10,804,955
Progress Residential Trust
(a)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 890,702
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,234,360
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 7,952,603
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,366,779
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,732 1,435,108
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 6,994 5,784,700
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 9,504,774
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 13,387,671
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 2,709,274
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 5,560,667
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,214,323
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,650,567
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,494,533
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,125,600
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 3,850,051
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1-mo. LIBOR USD at
0.62% Floor and 14.00% Cap +
0.62%), 5.02%, 07/25/34
(b)
..... 2,552 2,041,773
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (1-mo. LIBOR USD at
0.24% Floor and 14.00% Cap +
0.24%), 5.33%, 11/25/36
(b)
...... 2,634 2,055,098

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Ready Capital Mortgage Financing LLC,
Series 2023-FL11, Class A, (1-mo.
CME Term SOFR at 2.37% Floor +
2.37%), 7.17%, 10/25/39
(a)(b)
.... USD 12,060 $ 12,029,850
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 8,870,181
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,049,423
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,359,005
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,032,905
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 455,206
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,076,926
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 9,895 9,269,951
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,530,441
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 991,510
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,143,533
Series 2022-2B, Class A, 7.10%,
11/17/32 ............... 23,215 23,554,334
Republic Finance Issuance Trust
(a)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 8,779,052
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 8,635,416
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,215,963
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 26,760 24,781,063
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,305,553
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 2,040 1,803,934
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,353,636
RMIT Cash Management LLC, Series
2021-3,  3.88%, 10/17/33
(a)(c)
.... 43,330 37,645,104
SACO I Trust, Series 2006-9, Class A1,
(1-mo. LIBOR USD at 0.30% Floor
and 11.00% Cap + 0.30%), 5.15%,
08/25/36
(b)
................ 15 28,737
Saxon Asset Securities Trust, Series
2007-1, Class M1, (1-mo. LIBOR
USD at 0.29% Floor + 0.29%),
5.14%, 01/25/47
(b)
........... 3,225 2,732,444
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (1-mo. LIBOR USD at 1.01%
Floor + 1.01%), 5.85%, 10/25/35
(b)
570 394,758
Service Experts Issuer LLC, Series
2021-1A, Class A, 2.67%, 02/02/32
(a)
11,266 10,344,346
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 19,718 18,528,129
SG Mortgage Securities Trust
(b)
Series 2006-FRE2, Class A2C, (1-
mo. LIBOR USD at 0.32% Floor +
0.32%), 5.17%, 07/25/36 .... 2,370 521,497
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OPT2, Class A3D, (1-
mo. LIBOR USD at 0.21% Floor +
0.21%), 5.06%, 10/25/36 .... USD 4,623 $ 3,116,631
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (3-mo.
LIBOR USD at 0.98% Floor +
0.98%), 5.79%, 04/20/29 .... 1,403 1,392,872
Series 2015-1A, Class BR2, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.31%, 04/20/29 .... 23,708 23,184,077
Series 2015-1A, Class CR2, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 6.71%, 04/20/29 .... 14,000 13,440,601
Series 2015-1A, Class DR2, (3-mo.
LIBOR USD at 2.85% Floor +
2.85%), 7.66%, 04/20/29 .... 1,500 1,395,133
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
LIBOR USD at 4.75% Floor +
4.75%), 9.43%, 10/15/41
(a)(b)
.... 23,231 25,243,099
SMB Private Education Loan Trust
(a)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 9,830,580
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 5,873,809
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,038,834
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,483,117
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 25,580 22,353,500
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 1,330 1,165,659
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (1-mo.
LIBOR USD at 0.80% Floor +
0.80%), 5.64%, 01/25/35
(b)
..... 105 94,657
SpringCastle America Funding LLC
(a)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 9,405 8,558,129
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 17,813,907
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. LIBOR USD at 2.40% Floor
+ 2.40%), 7.11%, 04/17/38
(a)(b)
... 1,870 1,742,211
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
15,810 14,236,673
Tricon American Homes Trust
(a)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,273,697
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,577,434
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 7,365,618
Upstart Pass-Through Trust, Series
2020-ST6, Class A, 3.00%,
01/20/27
(a)
................ 1,351 1,290,212
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(a)(e)
... 23,213 21,272,685
Washington Mutual Asset-Backed
CertificatesTrust
(b)
Series 2006-HE4, Class 2A2, (1-mo.
LIBOR USD at 0.36% Floor +
0.36%), 5.21%, 09/25/36 .... 12,747 3,768,974

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-HE5, Class 1A, (1-mo.
LIBOR USD at 0.16% Floor +
0.16%), 4.57%, 10/25/36 .... USD 3,851 $ 2,866,385
Yale Mortgage Loan Trust, Series
2007-1, Class A, (1-mo. LIBOR USD
at 0.40% Floor + 0.40%), 5.25%,
06/25/37
(a)(b)
............... 5,738 1,866,634
2,291,367,928
Total Asset-Backed Securities — 13.9%
(Cost: $5,597,700,749) ........................... 5,225,688,984
Shares
Shares
Common Stocks
Australia — 0.0%
Glencore plc ................. 442,164 2,544,309
Canada — 0.0%
Cameco Corp. ................ 28,858 755,668
CTC Triangle BV
(c)(g)
............ 1,318,669 357,524
George Weston Ltd. ............ 5,680 752,710
Hydro One Ltd.
(a)(d)
............. 26,106 743,292
Northern Graphite Corp.
(g)(h)
....... 435,208 161,009
2,770,203
France — 0.0%
BNP Paribas SA .............. 74,520 4,450,154
Hermes International ........... 405 820,229
LVMH Moet Hennessy Louis Vuitton SE 4,771 4,379,342
Orange SA .................. 64,347 764,454
Pernod Ricard SA ............. 3,513 795,452
Unibail-Rodamco-Westfield
(g)
...... 11,585 623,343
11,832,974
Germany — 0.1%
Fresenius SE & Co. KGaA ........ 617,395 16,671,674
Mercedes-Benz Group AG ........ 165,378 12,718,029
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 2,132 745,424
RWE AG ................... 17,270 743,100
Symrise AG ................. 36,121 3,930,831
34,809,058
Israel — 0.0%
Taboola.com, Ltd.
(g)
............ 430,575 1,171,164
Italy — 0.0%
Enel SpA ................... 1,056,039 6,440,731
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. . 2,903,400 18,606,928
Mizuho Financial Group, Inc. ...... 1,041,300 14,752,690
Sumitomo Mitsui Financial Group, Inc. 493,300 19,740,670
53,100,288
Netherlands — 0.1%
Climate Transition Capital Acquisition I
BV
(g)
.................... 310,735 3,302,523
ING Groep NV ................ 186,480 2,214,515
Koninklijke Ahold Delhaize NV ..... 23,136 790,444
Koninklijke DSM NV ............ 30,115 3,563,941
Shell plc .................... 181,916 5,212,090
Shell plc, ADR ................ 10,800 621,432
15,704,945
Security
Shares
Shares Value
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA . 94,185 $ 673,363
Sweden — 0.0%
Swedbank AB, Class A .......... 35,909 590,510
Switzerland — 0.0%
Swisscom AG (Registered) ....... 1,189 758,787
United Kingdom — 0.1%
Alphawave IP Group plc
(g)
........ 1,758,129 2,554,807
BP plc, ADR ................. 56,871 2,157,686
Exscientia plc, ADR
(g)(h)
.......... 777,600 4,121,280
Genius Sports Ltd.
(g)
............ 1,345,384 6,700,012
Hedosophia European Growth
(g)
.... 444,510 4,796,607
National Express Group plc
(g)
...... 2,543,814 3,818,809
NEW Look Retailers
(c)(g)
.......... 2,172,402 27
Rolls-Royce Holdings plc
(g)
....... 3,665,003 6,750,433
Standard Chartered plc .......... 77,649 588,507
31,488,168
United States — 1.1%
Activision Blizzard, Inc. .......... 33,300 2,850,147
Adobe, Inc.
(g)
................. 13,613 5,246,042
Advanced Micro Devices, Inc.
(g)
.... 17,010 1,667,150
Aiven, Inc.
(c)(g)
................ 169,258 13,549,103
Alphabet, Inc., Class C
(g)
......... 61,389 6,384,456
Applied Materials, Inc. .......... 50,000 6,141,500
Archer-Daniels-Midland Co. ....... 34,886 2,779,019
Astra Space, Inc., Class A
(g)
....... 1,048,175 445,474
Booking Holdings, Inc.
(g)
......... 283 750,632
Bunge Ltd. .................. 31,079 2,968,666
Caesars Entertainment, Inc.
(g)
..... 50,447 2,462,318
California Resources Corp. ....... 202,930 7,812,805
Carlson Travel, Inc.
(g)
........... 17,611 147,492
Caterpillar, Inc. ............... 3,319 759,520
CF Industries Holdings, Inc. ....... 25,767 1,867,850
Chesapeake Energy Corp. ....... 140,934 10,716,621
Chubb Ltd. .................. 21,111 4,099,334
Constellation Brands, Inc., Class A .. 21,000 4,743,690
Coterra Energy, Inc. ............ 60,480 1,484,179
Crown PropTech Acquisitions
(g)
..... 133,068 1,334,672
Crown PropTech Acquisitions
(c)(g)
... 229,536 146,903
Cummins, Inc. ................ 3,170 757,250
CVS Health Corp. ............. 12,273 912,007
Datadog, Inc., Class A
(g)
......... 27,705 2,013,045
Davidson Kempner Merchant Co- Invest
Fund LP, (Acquired 04/07/21, cost
$6,788,939)
(g)(i)(j)
............. —
(k)
30,885,651
Deere & Co. ................. 1,836 758,048
Delta Air Lines, Inc.
(g)
........... 141,607 4,944,916
Devon Energy Corp. ............ 32,408 1,640,169
Dexcom, Inc.
(g)
............... 6,450 749,361
DiamondRock Hospitality Co. ...... 769,114 6,252,897
Domino's Pizza, Inc. ............ 5,912 1,950,191
Dynatrace, Inc.
(g)
.............. 44,184 1,868,983
Eaton Corp. plc ............... 4,414 756,295
Edwards Lifesciences Corp.
(g)
..... 9,151 757,062
Element Solutions, Inc. .......... 302,555 5,842,337
Eli Lilly & Co. ................ 20,583 7,068,614
Energy Transfer LP ............ 177,872 2,218,064
EQT Corp. .................. 97,672 3,116,714
Fanatics Holdings Inc., Class
A, (Acquired 12/15/21, cost
$27,387,008)
(c)(g)(i)
........... 403,700 30,285,574
Forestar Group, Inc.
(g)
........... 118,660 1,846,350
Freeport-McMoRan, Inc. ......... 167,956 6,871,080
Green Plains, Inc.
(g)
............ 308,129 9,548,918

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
United States (continued)
Halliburton Co. ............... 394,315 $ 12,476,127
HCA Healthcare, Inc. ........... 19,543 5,153,098
Humana, Inc. ................ 5,625 2,730,712
Informatica, Inc., Class A
(g)(h)
...... 345,173 5,660,837
Intuit, Inc. ................... 4,668 2,081,134
Kins Technology
(c)(g)
............ 89,820 130,239
KLA Corp. ................... 15,390 6,143,226
Lam Research Corp. ........... 11,000 5,831,320
Latch, Inc.
(g)
................. 715,325 545,149
Lions Gate Entertainment Corp., Class
A
(g)(h)
.................... 679,791 7,525,286
Lululemon Athletica, Inc.
(g)
........ 2,090 761,157
Marathon Oil Corp. ............. 29,123 697,787
Marathon Petroleum Corp. ....... 50,673 6,832,241
McKesson Corp. .............. 4,801 1,709,396
MetLife, Inc. ................. 12,990 752,641
Micron Technology, Inc. .......... 72,871 4,397,036
Microsoft Corp. ............... 42,600 12,281,580
Mr Cooper Group, Inc.
(g)
......... 112,359 4,603,348
New Look Builders, Inc.
(c)(g)
....... 8,689,610 87
Nine Energy Service, Inc.
(g)
....... 40,320 224,179
Northrop Grumman Corp. ........ 19,975 9,222,857
Offerpad Solutions, Inc., Class A
(g)
.. 956,620 504,139
ONEOK, Inc. ................. 11,963 760,129
Opendoor Technologies, Inc.
(g)
..... 1,367,000 2,405,920
Park Hotels & Resorts, Inc. ....... 362,883 4,485,234
Phillips 66 ................... 110,897 11,242,738
Playstudios, Inc.
(g)
............. 1,145,983 4,228,677
Proof Acquisition Corp. I
(c)(g)
....... 178,596 141,091
Rockwell Automation, Inc. ........ 9,000 2,641,050
RXO, Inc.
(g)
.................. 20,000 392,800
Salesforce, Inc.
(g)
.............. 3,770 753,171
Sarcos Technology & Robotics Corp.
(g)
5,001,793 2,374,351
Sarcos Technology & Robotics Corp.
(g)
120,943 49,587
Sarcos Technology & Robotics Corp.
(g)(h)
443,506 210,532
Schlumberger NV ............. 79,128 3,885,185
Service Properties Trust ......... 766,304 7,632,388
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $609,993)
(c)(g)(i)
... 40,613 289,165
Sonder Holdings, Inc., Class A
(g)
.... 1,202,324 910,279
Sunstone Hotel Investors, Inc. ..... 331,117 3,271,436
Symbotic Corp., Class A
(g)(h)
....... 55,500 1,267,620
Symbotic Corp., Class A
(g)
........ 331,512 7,349,621
Tesla, Inc.
(g)
.................. 28,932 6,002,233
TransDigm Group, Inc. .......... 1,018 750,317
Transocean Ltd.
(g)(h)
............ 1,165,568 7,413,012
United Rentals, Inc. ............ 10,202 4,037,543
UnitedHealth Group, Inc. ......... 10,000 4,725,900
Valero Energy Corp. ............ 35,011 4,887,536
Visa, Inc., Class A ............. 50,000 11,273,000
Walt Disney Co. (The)
(g)
......... 53,325 5,339,432
Williams Cos., Inc. (The) ......... 25,400 758,444
Workday, Inc., Class A
(g)
......... 3,667 757,382
Xenia Hotels & Resorts, Inc. ...... 423,967 5,549,728
395,450,176
Total Common Stocks — 1.5%
(Cost: $653,999,781) ............................. 557,334,676
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Argentina — 0.0%
Generacion Mediterranea SA, 9.88%
,
12/01/27
(a)
................ USD 18,342 $ 13,868,885
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 11,461 9,951,730
BHP Billiton Finance Ltd., (5-Year EUR
Swap Annual + 4.80%), 5.63%
,
10/22/79
(b)(d)
............... EUR 6,900 7,429,322
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... USD 14,256 13,721,400
Glencore Capital Finance DAC, 1.25%
,
03/01/33
(d)
................ EUR 2,200 1,730,356
Oafit, 0.00%
,
03/28/26
(c)
......... AUD 19,039 12,520,448
Oceana Australian Fixed Income Trust
(c)
10.00%, 08/31/23 ........... 11,165 7,454,288
10.25%, 08/31/25 ........... 20,716 14,280,348
Origin Energy Finance Ltd., 1.00%
,
09/17/29
(d)
................ EUR 13,500 13,669,336
80,757,228
Austria — 0.1%
ams-OSRAM AG
(d)
0.00%, 03/05/25
(l)(m)
.......... 18,400 15,918,144
6.00%, 07/31/25 ............ 3,785 3,816,263
2.13%, 11/03/27
(m)
........... 5,100 3,827,417
Lenzing AG
(5-Year EUR Swap Annual +
11.21%), 5.75%
(b)(d)(n)
....... 21,300 18,934,947
42,496,771
Belgium — 0.2%
Anheuser-Busch InBev SA, 4.00%
,
09/24/25
(d)
................ GBP 4,900 5,952,072
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ............ USD 14,300 14,603,417
3.50%, 06/01/30 ............ 35,965 33,908,568
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(d)
.......... GBP 4,900 5,212,039
Solvay Finance SA, (5-Year EUR Swap
Annual + 3.70%), 5.43%
(b)(d)(n)
.... EUR 4,172 4,515,349
Solvay SA, (5-Year EUR Swap Annual
+ 2.98%), 2.50%
(b)(d)(n)
......... 12,400 12,002,162
76,193,607
Brazil — 0.3%
Atento Luxco 1 SA
8.00%, 02/10/26
(a)
........... USD 9,252 2,683,080
8.00%, 02/10/26
(d)
........... 3,000 870,000
Braskem Netherlands Finance BV
7.25%, 02/13/33
(a)
........... 3,155 3,022,490
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(a)(b)
.. 4,828 4,794,807
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(b)(d)
.. 2,967 2,946,602
BRF GmbH, 4.35%
,
09/29/26
(a)
.... 10,946 9,679,822
BRF SA, 4.88%
,
01/24/30
(d)
....... 3,424 2,817,952
CSN Resources SA, 5.88%
,
04/08/32
(a)
11,000 8,971,875
Embraer Netherlands Finance BV
6.95%, 01/17/28
(a)
........... 4,000 4,019,500
6.95%, 01/17/28
(d)
........... 5,000 5,024,375
GUSAP III LP, 4.25%
,
01/21/30
(d)
... 8,000 7,359,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Brazil (continued)
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ USD 9,608 $ 7,880,482
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(a)
........... 7,218 5,611,917
7.25%, 06/30/31
(d)
........... 2,792 2,170,391
Nexa Resources SA, 5.38%
,
05/04/27
(a)
1,284 1,202,145
Simpar Europe SA, 5.20%
,
01/26/31
(a)
10,925 7,927,453
Suzano Austria GmbH
5.75%, 07/14/26
(a)
........... 3,000 2,996,625
5.00%, 01/15/30 ............ 5,000 4,758,750
3.75%, 01/15/31 ............ 5,557 4,801,526
Series DM3N, 3.13%, 01/15/32 .. 12,357 10,070,955
99,609,747
Canada — 0.6%
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(a)
6,006 5,917,927
Alimentation Couche-Tard, Inc., 1.88%
,
05/06/26
(d)
................ EUR 20,100 20,411,851
ARI FCP Investments LP, (1-mo. LIBOR
USD + 3.50%), 8.20%
,
01/30/25
(b)(c)
USD 2,920 2,773,955
Brookfield Residential Properties, Inc.
(a)
6.25%, 09/15/27 ............ 3,900 3,427,992
5.00%, 06/15/29 ............ 2,892 2,212,380
Garda World Security Corp., 7.75%
,
02/15/28
(a)
................ 1,621 1,597,663
Hammerhead Resources, Inc., Series
AI, 12.00%
,
07/10/24
(c)
........ 15,000 14,999,733
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 99,478 96,493,660
Mattamy Group Corp.
(a)
5.25%, 12/15/27 ............ 6,229 5,863,046
4.63%, 03/01/30 ............ 7,171 6,237,199
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ 3,053 3,011,998
Nutrien Ltd., 4.90%
,
03/27/28 ..... 3,992 3,990,830
Rogers Communications, Inc., 3.80%
,
03/15/32
(a)
................ 23,605 21,184,314
Toronto-Dominion Bank (The)
Series FXD, 1.95%, 01/12/27 ... 15,000 13,427,817
2.80%, 03/10/27 ............ 1,414 1,304,525
2.88%, 04/05/27
(d)
........... GBP 4,900 5,512,252
208,367,142
Cayman Islands — 0.0%
Pearl Holding II Ltd., 6.00%
,
(6.00%
Cash or 14.00% PIK),
(d)(n)(o)
..... USD 3,340 83,500
Chile — 0.0%
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 10,354 7,764,206
4.70%, 01/22/28 ............ 2,532 1,457,166
9,221,372
China — 0.2%
Agile Group Holdings Ltd.
(d)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
11.25%), 8.38%
(b)(n)
........ 700 228,725
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
11.29%), 7.88%
(b)(n)
........ 901 283,815
5.75%, 01/02/25 ............ 701 371,530
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(c)(d)(g)(p)
.. CNY 2,990 —
China Evergrande Group, 10.00%
,
04/11/23
(d)(g)(p)
.............. USD 4,707 353,908
Security
Par (000)
Par (000) Value
China (continued)
China SCE Group Holdings Ltd.
(d)
7.38%, 04/09/24 ............ USD 1,349 $ 910,575
7.00%, 05/02/25 ............ 1,083 487,350
Country Garden Holdings Co. Ltd.,
2.70%
,
07/12/26
(d)
........... 1,670 947,725
Easy Tactic Ltd.
(o)
7.50%, (7.50% Cash or 7.50% PIK),
07/11/25 ............... 829 216,482
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28 ............... 778 162,960
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)(g)(m)(p)
.. EUR 13,600 13,053,042
Fantasia Holdings Group Co. Ltd.
(d)(g)(p)
11.75%, 04/17/22 ........... USD 10,350 1,060,875
7.95%, 07/05/22 ............ 5,938 624,262
11.88%, 06/01/23 ........... 3,142 322,055
9.88%, 10/19/23 ............ 3,695 378,738
6.95%, 12/17/23 ............ 3,180 325,950
Fortune Star BVI Ltd., 5.95%
,
10/19/25
(d)
................ 2,561 1,966,848
Greenland Global Investment Ltd.,
6.13%
,
04/22/25
(d)
........... 853 298,550
iQIYI, Inc., 6.50%
,
03/15/28
(d)(m)
.... 14,400 14,968,800
Jingrui Holdings Ltd., 12.00%
,
12/31/49
(d)(g)(p)
.............. 2,542 165,230
Knight Castle Investments Ltd., 7.99%
,
01/23/23
(d)(g)(p)
.............. 6,000 4,200,000
Modern Land China Co. Ltd.
(b)(d)(g)(o)(p)
7.00%, (7.00% Cash or 9.00% PIK),
12/30/23 ............... 399 21,748
8.00%, (8.00% Cash or 10.00%
PIK), 12/30/24 ........... 898 42,429
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/25 ........... 1,497 65,955
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/26 ........... 1,996 89,187
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/27 ........... 2,913 123,792
New Metro Global Ltd.
(d)
6.80%, 08/05/23 ............ 550 517,000
4.50%, 05/02/26 ............ 853 554,450
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(d)(g)(p)
.............. HKD 8,000 101,912
NXP BV
3.88%, 06/18/26 ............ USD 17,425 16,790,207
4.30%, 06/18/29 ............ 5,475 5,208,094
3.40%, 05/01/30 ............ 12,472 11,176,471
5.00%, 01/15/33 ............ 7,235 7,047,071
Pearl Holding III Ltd., 9.00%
,
10/22/25
(d)
2,660 815,611
Redsun Properties Group Ltd., 9.70%
,
04/16/23
(d)(g)(p)
.............. 4,244 488,060
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26
(d)
................ 2,318 1,659,978
Ronshine China Holdings Ltd.
(d)(g)(p)
7.35%, 12/15/23 ............ 464 31,320
7.10%, 01/25/25 ............ 4,000 270,000
Shui On Development Holding Ltd.,
5.75%
,
11/12/23
(d)
........... 300 293,250
Sinic Holdings Group Co. Ltd., 10.50%
,
06/18/22
(d)(g)(p)
.............. 2,919 29,190
Yango Justice International Ltd.
(g)(p)
10.25%, 09/15/22 ........... 1,207 24,140
8.25%, 11/25/23
(d)
........... 2,403 48,060

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
China (continued)
7.50%, 04/15/24
(d)
........... USD 2,633 $ 52,660
7.88%, 09/04/24
(d)
........... 1,150 23,000
7.50%, 02/17/25
(d)
........... 2,628 52,560
Yanlord Land HK Co. Ltd., 6.80%
,
02/27/24
(d)
................ 1,165 1,130,050
87,983,615
Colombia — 0.2%
ABRA Global Finance, 11.50%
,
(11.50%
Cash or 11.50% PIK), 03/02/28
(a)(o)
12,456 9,664,997
AI Candelaria Spain SA, 7.50%
,
12/15/28
(d)
................ 7,826 7,121,831
Avianca Midco 2 plc, 9.00%
,
12/01/28
(a)
21,111 17,310,782
Colombia Telecomunicaciones SA ESP,
4.95%
,
07/17/30
(d)
........... 6,000 4,428,000
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 15,115 11,421,650
Oleoducto Central SA, 4.00%
,
07/14/27
(d)
................ 12,000 10,318,500
Promigas SA ESP
3.75%, 10/16/29
(a)
........... 9,482 7,486,632
3.75%, 10/16/29
(d)
........... 5,000 3,947,812
SURA Asset Management SA, 4.88%
,
04/17/24
(d)
................ 4,442 4,353,160
76,053,364
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 1,750 1,643,687
Cyprus — 0.1%
ASG Finance DAC, 7.88%
,
12/03/24
(a)
13,214 12,734,992
Bank of Cyprus PCL, (1-Year EUR
Swap Annual + 2.79%), 2.50%
,
06/24/27
(b)(d)
............... EUR 5,397 4,886,943
17,621,935
Denmark — 0.0%
(d)
Danske Bank A/S
(b)
(1-Year EUR Swap Annual +
0.85%), 1.38%, 02/17/27 .... 5,000 4,964,971
(GUKG1 + 1.65%), 2.25%, 01/14/28 GBP 8,000 8,482,905
Nassa Topco A/S, 2.88%
,
04/06/24 .. EUR 3,200 3,367,155
16,815,031
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 2,568 2,495,775
Finland — 0.0%
Ahlstrom-Munksjo Holding 3 Oy
3.63%, 02/04/28
(d)
........... EUR 4,900 4,467,788
4.88%, 02/04/28
(a)
........... USD 2,800 2,367,974
OP Corporate Bank plc, 2.88%
,
12/15/25
(d)
................ EUR 7,300 7,731,896
14,567,658
France — 1.8%
Accor SA, 0.70%
,
12/07/27
(d)(m)
..... 2,684 1,310,383
Air France-KLM
(d)
0.13%, 03/25/26
(m)
.......... 10,201 1,858,636
7.25%, 05/31/26 ............ 6,200 6,816,556
8.13%, 05/31/28 ............ 3,600 3,927,586
Airbus SE, 2.38%
,
06/09/40
(d)
...... 16,700 14,215,442
Altice France SA
(d)
2.50%, 01/15/25 ............ 14,890 15,017,831
2.13%, 02/15/25 ............ 4,600 4,602,574
5.88%, 02/01/27 ............ 9,441 9,029,362
Security
Par (000)
Par (000) Value
France (continued)
Arkema SA, (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(b)(d)(n)
......... EUR 2,300 $ 2,163,849
Atos SE
(d)
0.00%, 11/06/24
(l)(m)
.......... 6,600 6,060,016
1.75%, 05/07/25 ............ 300 289,092
Banque Federative du Credit Mutuel
SA
(d)
4.00%, 11/21/29 ............ 10,400 11,497,203
5.13%, 01/13/33 ............ 9,000 9,809,224
BNP Paribas SA
(6-mo. LIBOR USD + 0.08%),
5.28%
(b)(n)
............... USD 1,090 794,693
(5-Year USD Swap Semi + 4.15%),
6.63%
(a)(b)(n)
.............. 2,400 2,256,768
(5-Year USD Swap Semi + 5.15%),
7.38%
(b)(d)(n)
.............. 1,000 949,090
3.38%, 01/23/26
(d)
........... GBP 4,900 5,724,891
1.88%, 12/14/27
(d)
........... 4,900 5,157,299
(3-mo. EURIBOR + 1.37%), 2.75%,
07/25/28
(b)(d)
............. EUR 9,000 9,144,905
(3-mo. EURIBOR + 0.95%), 0.50%,
09/01/28
(b)(d)
............. 9,100 8,345,006
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.45%), 5.13%, 01/13/29
(a)(b)
.. USD 8,200 8,216,796
(3-mo. EURIBOR + 1.35%), 1.13%,
04/17/29
(b)(d)
............. EUR 7,900 7,325,701
1.38%, 05/28/29
(d)
........... 5,700 5,217,177
(3-mo. EURIBOR + 0.92%), 3.88%,
01/10/31
(b)(d)
............. 10,000 10,719,198
Series TMO, (BFRTMO - 0.25%),
0.00%
(b)(n)
............... 2,563 1,970,226
BPCE SA
(d)
(3-mo. EURIBOR + 1.60%), 4.63%,
03/02/30
(b)
.............. 1,400 1,536,741
4.50%, 01/13/33 ............ 41,300 44,820,916
(5-Year EUR Swap Annual +
2.50%), 5.13%, 01/25/35
(b)
... 7,600 8,057,212
Burger King France SAS, (3-mo.
EURIBOR at 4.75% Floor + 4.75%),
7.23%
,
11/01/26
(b)(d)
.......... 3,800 4,076,386
Casino Guichard Perrachon SA
(b)(n)
(10-Year EURIBOR ICE Swap
Rate  at 9.00% Cap + 1.00%),
3.64% ................. 11,374 752,442
(5-Year EURIBOR ICE Swap Rate +
3.82%), 3.99%
(d)
.......... 11,400 799,658
Credit Agricole SA
(d)
(3-mo. EURIBOR + 1.25%), 1.00%,
04/22/26
(b)
.............. 12,700 12,928,470
4.88%, 10/23/29 ............ GBP 33,700 40,952,726
Faurecia SE
(d)
3.13%, 06/15/26 ............ EUR 3,888 3,952,412
7.25%, 06/15/26 ............ 3,025 3,379,372
2.75%, 02/15/27 ............ 8,652 8,328,228
3.75%, 06/15/28 ............ 4,611 4,475,563
Goldstory SASU
(d)
5.38%, 03/01/26 ............ 15,723 15,661,889
(3-mo. EURIBOR at 5.50% Floor +
5.50%), 8.22%, 03/01/26
(b)
... 2,350 2,497,603
Holding d'Infrastructures des Metiers de
l'Environnement, 0.63%
,
09/16/28
(d)
35,043 30,717,829
Iliad Holding SASU
(d)
5.13%, 10/15/26 ............ 4,419 4,609,412
5.63%, 10/15/28 ............ 300 302,353

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
France (continued)
iliad SA
(d)
5.38%, 06/14/27 ............ EUR 7,200 $ 7,745,558
5.63%, 02/15/30 ............ 9,500 9,993,667
IPD 3 BV, 5.50%
,
12/01/25
(d)
...... 2,778 2,950,926
Korian SA
(d)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%),
4.13%
(b)(n)
............... GBP 9,000 8,659,872
0.88%, 03/06/27
(m)
.......... EUR 5,441 2,545,595
La Financiere Atalian SASU
(d)
4.00%, 05/15/24 ............ 4,808 3,805,587
5.13%, 05/15/25 ............ 6,132 4,471,723
6.63%, 05/15/25 ............ GBP 1,471 1,206,382
La Poste SA, (5-Year EUR Swap
Annual + 2.44%), 3.13%
(b)(d)(n)
.... EUR 7,600 7,500,402
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 4.00% Floor + 4.00%),
6.96%
,
07/01/26
(b)(d)
.......... 1,331 1,391,144
L'Oreal SA, 0.38%
,
03/29/24
(d)
..... 2,000 2,105,609
Loxam SAS
(d)
4.25%, 04/15/24 ............ 826 893,558
3.25%, 01/14/25 ............ 2,277 2,394,544
3.75%, 07/15/26 ............ 6,481 6,510,704
4.50%, 02/15/27 ............ 1,457 1,480,942
4.50%, 04/15/27 ............ 500 450,246
5.75%, 07/15/27 ............ 828 770,006
Nexans SA, 5.50%
,
04/05/28
(d)
..... 2,600 2,873,500
Novafives SAS, 5.00%
,
06/15/25
(d)
.. 2,247 2,132,506
Orano SA, 2.75%
,
03/08/28
(d)
...... 6,300 6,290,982
Paprec Holding SA, 3.50%
,
07/01/28
(d)
4,265 4,021,871
Picard Groupe SAS, 3.88%
,
07/01/26
(d)
11,346 10,939,551
RCI Banque SA
(d)
4.13%, 12/01/25 ............ 8,108 8,783,577
4.63%, 07/13/26 ............ 4,275 4,653,920
4.50%, 04/06/27 ............ 6,100 6,586,024
(5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(b)
... 13,900 13,732,101
Renault SA, 2.38%
,
05/25/26
(d)
..... 1,800 1,783,731
Sabena Technics SAS, (Acquired
10/28/22, cost $16,959,903),
(3M EURIBOR + 5.00%), 6.58%
,
09/30/29
(b)(c)(i)
............... 17,291 18,752,089
Societe Generale SA
(5-Year USD Swap Semi + 4.30%),
7.38%
(a)(b)(n)
.............. USD 6,480 5,866,427
(5-Year USD Swap Semi + 4.30%),
7.38%
(b)(d)(n)
.............. 5,300 4,798,157
(5-Year USD Swap Semi + 4.98%),
7.88%
(a)(b)(n)
.............. 2,100 1,966,440
1.88%, 10/03/24
(d)
........... GBP 4,900 5,726,257
(5-Year USD Swap Rate + 5.87%),
8.00%
(a)(b)(n)
.............. USD 2,700 2,524,500
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(a)(b)(n)
........ 3,240 3,065,850
(3-mo. EURIBOR + 1.80%), 4.25%,
12/06/30
(b)(d)
............. EUR 24,300 25,439,152
Tereos Finance Groupe I SA, 7.25%
,
04/15/28
(d)
................ 1,775 1,888,728
TotalEnergies Capital Canada Ltd.,
2.13%
,
09/18/29
(d)
........... 13,300 13,156,260
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(d)
........... GBP 4,900 5,514,900
Security
Par (000)
Par (000) Value
France (continued)
TotalEnergies SE
(b)(d)(n)
(5-Year EUR Swap Annual +
2.75%), 2.71% ........... EUR 7,500 $ 8,102,516
(5-Year EUR Swap Annual +
1.77%), 1.75% ........... 34,878 36,293,271
(5-Year EUR Swap Annual +
2.15%), 2.63% ........... 18,224 18,658,795
(5-Year EUR Swap Annual +
1.90%), 2.00% ........... 12,800 12,014,367
(5-Year EUR Swap Annual +
2.40%), 2.00% ........... 4,200 3,475,708
Unibail-Rodamco-Westfield SE, (5-
Year EUR Swap Annual + 1.68%),
2.13%
(b)(d)(n)
................ 5,800 5,347,038
Vallourec SA, 8.50%
,
06/30/26
(d)
.... 7,007 7,561,207
Veolia Environnement SA, (5-Year EUR
Swap Annual + 2.50%), 2.88%
(b)(d)(n)
11,500 12,148,083
Verallia SA, 1.88%
,
11/10/31
(d)
..... 6,600 5,769,035
Wendel SE, 2.63%
,
03/27/26
(d)(m)
... 13,400 14,558,894
679,570,618
Germany — 2.4%
ADLER Group SA, 2.00%
,
11/23/23
(d)(e)
(g)(m)(p)
.................... 4,100 3,201,444
ADLER Real Estate AG
(d)
1.88%, 04/27/23 ............ 600 595,390
2.13%, 02/06/24 ............ 1,153 1,102,878
3.00%, 04/27/26 ............ 3,200 2,521,246
Agps Bondco plc
(d)
3.25%, 08/05/25
(g)(p)
.......... 10,900 4,687,046
2.75%, 11/13/26
(g)(p)
.......... 8,700 3,647,629
2.25%, 04/27/27
(g)(p)
.......... 2,800 1,139,940
2.25%, 01/14/29 ............ 8,000 3,101,670
Allianz SE, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.17%), 3.20%
(b)(d)(n)
......... USD 18,800 13,187,960
Aroundtown SA
(d)
(5-Year GBP Swap + 4.38%),
4.75%
(b)(n)
............... GBP 4,476 1,928,361
(5-Year EUR Swap Annual +
3.98%), 3.38%
(b)(n)
......... EUR 4,400 2,100,928
2.00%, 11/02/26 ............ 2,000 1,660,270
0.38%, 04/15/27 ............ 3,000 2,174,878
1.45%, 07/09/28 ............ 6,200 4,143,832
AT Securities BV, (5-Year USD Swap
Semi + 3.55%), 5.25%
(b)(d)(n)
..... USD 6,250 2,337,500
ATF Netherlands BV, (5-Year EUR
Swap Annual + 4.38%), 7.08%
(b)(d)(n)
EUR 13,400 6,872,325
BASF SE, 4.50%
,
03/08/35
(d)
...... 4,700 5,341,416
Bayer AG
(d)
0.05%, 01/12/25 ............ 4,400 4,481,770
(5-Year EUR Swap Annual +
2.55%), 3.75%, 07/01/74
(b)
... 2,772 2,914,219
(5-Year EURIBOR ICE Swap Rate +
2.65%), 2.38%, 11/12/79
(b)
... 50,400 50,665,975
(5-Year EUR Swap Annual +
3.75%), 4.50%, 03/25/82
(b)
... 15,000 15,046,136
Caresyntax, Inc., 0.00%
,
12/31/24
(c)(l)
USD 768 827,384
Cheplapharm Arzneimittel GmbH
(d)
3.50%, 02/11/27 ............ EUR 5,297 5,285,029
4.38%, 01/15/28 ............ 13,145 13,228,825
Commerzbank AG
(b)(d)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(n)
.......... 8,400 7,755,537
(3-mo. EURIBOR + 2.40%), 5.13%,
01/18/30 ............... 2,600 2,772,318

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Germany (continued)
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(d)
... EUR 14,100 $ 10,704,015
Deutsche Bahn Finance GmbH, (5-
Year EUR Swap Annual + 1.26%),
0.95%
(b)(d)(n)
................ 32,400 32,468,381
Deutsche Bank AG
(b)(d)
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(n)
......... 3,000 3,009,487
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00%, 06/24/32 .... 12,000 11,256,954
Deutsche Lufthansa AG
(d)
1.63%, 11/16/23 ............ 2,600 2,763,306
2.00%, 07/14/24 ............ 5,300 5,562,942
2.88%, 05/16/27 ............ 3,300 3,220,392
3.75%, 02/11/28 ............ 1,900 1,875,051
3.50%, 07/14/29 ............ 3,200 3,034,837
Deutsche Telekom International
Finance BV, 2.49%
,
09/19/23
(a)
.. USD 4,420 4,371,712
DIC Asset AG, 2.25%
,
09/22/26
(d)
... EUR 4,200 2,872,320
E.ON SE, 3.50%
,
10/26/37 ....... 15,000 15,213,854
EnBW Energie Baden-Wuerttemberg
AG
(b)(d)
(5-Year EUR Swap Annual +
1.42%), 1.13%, 11/05/79 ..... 9,100 9,159,373
(5-Year EUR Swap Annual +
2.18%), 2.13%, 08/31/81 .... 22,400 16,883,496
EnBW International Finance BV
(d)
3.63%, 11/22/26 ............ 5,795 6,328,859
4.00%, 01/24/35 ............ 12,480 13,420,653
Fresenius SE & Co. KGaA
(d)
4.25%, 05/28/26 ............ 13,500 14,719,664
5.00%, 11/28/29 ............ 4,200 4,647,142
2.88%, 05/24/30 ............ 21,100 20,644,265
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ............ 8,090 8,269,123
4.13%, 05/15/28 ............ 7,448 7,310,007
HeidelbergCement AG, 3.75%
,
05/31/32
(d)
................ 24,800 25,162,985
HT Troplast GmbH, 9.25%
,
07/15/25
(d)
4,898 5,223,736
IHO Verwaltungs GmbH
(o)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)(d)
............. 2,941 2,796,309
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 400 366,410
LANXESS AG, (5-Year EUR Swap
Annual + 4.51%), 4.50%
,
12/06/76
(b)
(d)
...................... EUR 12,013 12,827,466
Mercedes-Benz Finance North America
LLC, 4.80%
,
03/30/26
(a)
....... USD 10,000 10,006,089
Nidda Healthcare Holding GmbH,
7.50%
,
08/21/26
(d)
........... EUR 24,375 25,808,238
PCF GmbH
(d)
4.75%, 04/15/26 ............ 1,566 1,466,733
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.04%, 04/15/26
(b)
... 5,069 5,134,782
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25
(d)
................ 2,900 2,985,332
ProGroup AG, 3.00%
,
03/31/26
(d)
... 8,506 8,579,024
Project Montelena, (6M EURIBOR +
9.50%), 12.25%
,
06/20/30
(b)(c)
... 18,800 19,776,942
Renk AG, 5.75%
,
07/15/25
(d)
...... 6,239 6,613,320
RWE AG, 2.75%
,
05/24/30
(d)
...... 9,905 9,977,786
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(d)
....... 7,115 7,291,534
Security
Par (000)
Par (000) Value
Germany (continued)
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(d)
....... EUR 6,210 $ 6,271,206
Tele Columbus AG, 3.88%
,
05/02/25
(d)
13,477 10,844,928
thyssenkrupp AG, 2.88%
,
02/22/24
(d)
. 11,148 11,928,701
TK Elevator Midco GmbH
(d)
4.38%, 07/15/27 ............ 4,225 4,135,266
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.04%, 07/15/27
(b)
... 5,885 6,345,840
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 8,738 8,249,546
Vantage Towers AG
(d)
0.00%, 03/31/25 ............ EUR 7,000 7,535,105
0.38%, 03/31/27 ............ 30,700 33,086,395
0.75%, 03/31/30 ............ 35,300 38,044,348
Volkswagen Bank GmbH, 2.50%
,
07/31/26
(d)
................ 10,100 10,427,005
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(d)
........... 9,900 9,211,408
Volkswagen Financial Services NV
(d)
1.88%, 12/03/24 ............ GBP 2,700 3,139,203
4.25%, 10/09/25 ............ 2,100 2,515,434
5.50%, 12/07/26 ............ 26,400 32,545,415
Volkswagen International Finance NV
(d)
Series NC6, (6-Year EUR Swap
Annual + 2.97%), 3.38%
(b)(n)
... EUR 49,900 52,146,707
(5-Year EUR Swap Annual +
2.92%), 3.75%
(b)(n)
......... 9,600 9,190,924
4.25%, 02/15/28 ............ 20,000 21,766,566
Volkswagen Leasing GmbH
(d)
0.00%, 07/19/24 ............ 7,901 8,173,621
0.63%, 07/19/29 ............ 15,631 13,598,207
Wintershall Dea Finance 2 BV
(b)(d)(n)
Series NC5, (5-Year EUR Swap
Annual + 2.92%), 2.50% ..... 42,800 38,885,507
Series NC8, (5-Year EUR Swap
Annual + 3.32%), 3.00% ..... 5,500 4,399,003
Wintershall Dea Finance BV
(d)
0.84%, 09/25/25 ............ 10,400 10,382,699
1.33%, 09/25/28 ............ 23,600 21,330,127
1.82%, 09/25/31 ............ 10,100 8,454,908
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ............ 1,300 1,281,162
2.50%, 10/23/27 ............ 1,900 1,791,318
ZF Finance GmbH
(d)
3.00%, 09/21/25 ............ 7,900 8,136,259
5.75%, 08/03/26 ............ 6,600 7,175,337
2.00%, 05/06/27 ............ 1,800 1,679,458
2.75%, 05/25/27 ............ 3,100 2,995,908
2.25%, 05/03/28 ............ 1,900 1,730,174
3.75%, 09/21/28 ............ 10,600 10,245,726
912,117,836
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... USD 4,300 4,176,227
Guatemala — 0.0%
Millicom International Cellular SA
6.63%, 10/15/26
(a)
........... 5,400 5,144,512
5.13%, 01/15/28
(d)
........... 3,082 2,742,624
7,887,136
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%
,
05/30/23
(a)
........... 236 234,698

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hong Kong — 0.0%
AIA Group Ltd., 4.95%
,
04/04/33
(d)
.. USD 1,000 $ 1,003,950
Bank of East Asia Ltd. (The)
(b)(d)(n)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.26%), 5.88% ........... 876 760,916
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.53%), 5.83% ........... 800 672,000
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(d)
........... 450 405,000
5.63%, 07/17/27
(d)
........... 200 173,750
5.38%, 12/04/29
(a)
........... 392 320,460
REXLot Holdings Ltd.
(d)(g)(m)(p)
6.00%, 04/28/17
(c)
........... HKD 1,103 —
4.50%, 04/17/19 ............ 15,091 1,922
3,337,998
India — 0.2%
ABJA Investment Co. Pte. Ltd., 5.95%
,
07/31/24
(d)
................ USD 400 397,000
CA Magnum Holdings, 5.38%
,
10/31/26
(d)
................ 1,455 1,284,038
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(a)
........... 7,045 6,199,380
4.50%, 02/09/27
(d)
........... 827 727,558
GMR Hyderabad International Airport
Ltd.
(d)
4.75%, 02/02/26 ............ 1,090 1,010,839
4.25%, 10/27/27 ............ 200 173,918
Greenko Dutch BV, 3.85%
,
03/29/26
(d)
244 220,143
Greenko Solar Mauritius Ltd., 5.55%
,
01/29/25
(d)
................ 200 191,500
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 1,712 1,652,080
India Green Power Holdings, 4.00%
,
02/22/27
(d)
................ 1,228 1,040,730
Natural Foods, 0.00%
,
10/13/29
(b)(c)
.. EUR 30,581 32,628,033
Network i2i Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.27%), 5.65%
(b)(d)(n)
... USD 2,162 2,043,495
Periama Holdings LLC, 5.95%
,
04/19/26
(d)
................ 1,500 1,411,875
REC Ltd., 3.88%
,
07/07/27
(d)
...... 1,000 935,500
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(d)
................ 799 719,749
Vedanta Resources Finance II plc,
8.95%
,
03/11/25
(a)
........... 16,522 10,078,420
Vedanta Resources Ltd., 6.13%
,
08/09/24
(a)
................ 5,000 2,981,250
Videocon Industries Ltd., 2.84%
,
12/31/20
(c)(d)(e)(g)(m)(p)
........... 735 —
63,695,508
Indonesia — 0.1%
Freeport Indonesia PT
4.76%, 04/14/27
(a)
........... 5,835 5,679,278
4.76%, 04/14/27
(d)
........... 4,575 4,452,905
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(d)
................ 1,654 1,461,693
Minejesa Capital BV, 4.63%
,
08/10/30
(d)
2,000 1,755,220
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38
(d)
........... 2,700 2,309,006
Security
Par (000)
Par (000) Value
Indonesia (continued)
Theta Capital Pte. Ltd., 8.13%
,
01/22/25
(d)
................ USD 1,763 $ 1,416,240
17,074,342
Israel — 0.1%
Bank Leumi Le-Israel BM, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.47%), 7.13%
,
07/18/33
(a)(b)(d)
.............. 1,944 1,885,680
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(d)
...................... 1,897 1,884,314
Teva Pharmaceutical Finance
Netherlands II BV
4.50%, 03/01/25 ............ EUR 2,192 2,339,040
1.88%, 03/31/27
(d)
........... 2,710 2,469,307
3.75%, 05/09/27 ............ 11,256 11,015,411
7.38%, 09/15/29 ............ 15,607 17,089,294
4.38%, 05/09/30 ............ 4,764 4,353,794
7.88%, 09/15/31 ............ 2,359 2,626,617
Teva Pharmaceutical Finance
Netherlands III BV, 8.13%
,
09/15/31 USD 2,055 2,151,071
45,814,528
Italy — 0.8%
ASTM SpA
(d)
1.50%, 01/25/30 ............ EUR 2,600 2,262,950
2.38%, 11/25/33 ............ 2,075 1,738,814
Azzurra Aeroporti SpA
(d)
2.13%, 05/30/24 ............ 34,021 35,856,273
2.63%, 05/30/27 ............ 6,972 6,665,230
Banco BPM SpA
(b)(d)
(5-Year EUR Swap Annual +
5.42%), 5.00%, 09/14/30 .... 1,017 1,051,926
(5-Year EUR Swap Annual +
3.80%), 3.25%, 01/14/31 .... 10,600 10,085,752
(5-Year EUR Swap Annual +
3.17%), 2.88%, 06/29/31 .... 12,605 11,439,158
(5-Year EUR Swap Annual +
3.40%), 3.38%, 01/19/32 .... 8,605 7,764,326
Castor SpA, (3-mo. EURIBOR at 5.25%
Floor + 5.25%), 8.21%
,
02/15/29
(b)(d)
3,600 3,721,624
Cedacri Mergeco SpA, (3-mo.
EURIBOR at 4.63% Floor + 4.63%),
7.28%
,
05/15/28
(b)(d)
.......... 2,993 3,180,990
doValue SpA, 3.38%
,
07/31/26
(d)
... 5,313 5,027,300
Enel SpA, (5-Year EUR Swap Annual +
3.49%), 6.38%
(b)(d)(n)
.......... 4,400 4,795,659
Eni SpA, Series NC5., (5-Year EUR
Swap Annual + 3.17%), 2.63%
(b)(d)(n)
34,200 34,122,708
FCA Bank SpA, 0.00%
,
04/16/24
(d)
.. 9,300 9,688,467
Fiber Bidco SpA, 11.00%
,
10/25/27
(d)
2,500 2,907,816
IMA Industria Macchine Automatiche
SpA, 3.75%
,
01/15/28
(d)
....... 1,984 1,885,261
Inter Media & Communication SpA,
6.75%
,
02/09/27
(d)
........... 1,121 1,134,271
Intesa Sanpaolo SpA
(d)
(5-Year EUR Swap Annual +
7.19%), 7.75%
(b)(n)
......... 1,100 1,143,741
(5-Year EUR Swap Annual +
5.75%), 5.88%, 03/04/29
(b)
... 1,100 1,193,964
2.50%, 01/15/30 ............ GBP 3,291 3,264,399
5.15%, 06/10/30 ............ 9,125 9,176,448
Lottomatica SpA, 5.13%
,
07/15/25
(d)
. EUR 12,174 13,004,662
Nexi SpA, 0.00%
,
02/24/28
(d)(l)(m)
.... 17,100 13,701,009
Rekeep SpA, 7.25%
,
02/01/26
(d)
.... 5,841 5,574,417

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Italy (continued)
Rossini SARL
(d)
(3-mo. EURIBOR at 3.88% Floor +
3.88%), 6.34%, 10/30/25
(b)
... EUR 1,558 $ 1,672,755
6.75%, 10/30/25 ............ 16,710 18,183,066
TeamSystem SpA, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 6.04%
,
02/15/28
(b)(d)
............... 4,381 4,620,537
Telecom Italia Capital SA, 6.38%
,
11/15/33 .................. USD 1,298 1,175,235
Telecom Italia SpA
5.88%, 05/19/23 ............ GBP 3,000 3,693,236
4.00%, 04/11/24
(d)
........... EUR 4,677 5,022,752
2.75%, 04/15/25
(d)
........... 1,975 2,042,076
3.00%, 09/30/25
(d)
........... 600 617,124
2.88%, 01/28/26
(d)
........... 1,100 1,112,292
2.38%, 10/12/27
(d)
........... 2,222 2,078,075
6.88%, 02/15/28
(d)
........... 7,685 8,501,070
1.63%, 01/18/29
(d)
........... 12,930 10,972,112
UniCredit SpA
(b)
(5-Year EUR Swap Annual +
6.39%), 6.63%
(d)(n)
......... 5,800 6,157,731
(5-Year EUR Swap Annual +
4.93%), 5.38%
(d)(n)
......... 3,300 3,149,388
(3-mo. EURIBOR + 1.90%), 4.80%,
01/17/29
(d)
.............. 3,941 4,301,727
(3-mo. EURIBOR + 1.60%), 4.45%,
02/16/29
(d)
.............. 8,025 8,370,088
(5-Year EURIBOR ICE Swap Rate +
4.74%), 4.88%, 02/20/29
(d)
... 800 852,865
(5-Year EUR Swap Annual +
2.40%), 2.00%, 09/23/29
(d)
... 200 200,522
(5-Year EUR Swap Annual +
2.80%), 2.73%, 01/15/32
(d)
... 800 739,122
(5-Year USD Swap Rate + 4.91%),
7.30%, 04/02/34
(a)
......... USD 7,500 6,919,491
280,768,429
Jamaica — 0.0%
(a)
Digicel Group Holdings Ltd., 8.00%
,
(8.00% Cash or 8.00% PIK),
04/01/25
(o)
................ 5,084 1,943,596
Digicel International Finance Ltd.
8.75%, 05/25/24 ............ 4,843 4,407,433
13.00%, (13.00% Cash or 13.00%
PIK), 12/31/25
(o)
.......... 2,946 1,794,959
8.00%, 12/31/26 ............ 1,933 386,698
8,532,686
Japan — 0.4%
East Japan Railway Co.
(d)
2.61%, 09/08/25 ............ EUR 22,730 24,194,056
4.11%, 02/22/43 ............ 14,000 15,148,140
Mizuho Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%),
3.26%
,
05/22/30
(b)
........... USD 15,000 13,280,100
Nissan Motor Co. Ltd.
(d)
2.65%, 03/17/26 ............ EUR 3,940 4,013,879
3.20%, 09/17/28 ............ 6,160 5,991,625
Rakuten Group, Inc., 10.25%
,
11/30/24
(a)
................ USD 4,265 4,051,750
SoftBank Group Corp.
(d)
(5-Year USD Swap Rate + 4.23%),
6.00%
(b)(n)
............... 4,400 4,246,000
2.13%, 07/06/24 ............ EUR 19,951 20,446,832
4.50%, 04/20/25 ............ 689 716,181
Security
Par (000)
Par (000) Value
Japan (continued)
4.75%, 07/30/25 ............ EUR 5,081 $ 5,262,379
3.13%, 09/19/25 ............ 6,570 6,518,386
Sumitomo Mitsui Financial Group, Inc.,
2.47%
,
01/14/29 ............ USD 10,164 8,741,097
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ............ 11,885 12,013,069
2.05%, 03/31/30 ............ 22,529 19,023,348
143,646,842
Kuwait — 0.0%
Ahli United Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.01%), 3.88%
(b)
(d)(n)
..................... 1,551 1,417,226
Equate Petrochemical BV
4.25%, 11/03/26
(d)
........... 2,264 2,195,797
2.63%, 04/28/28
(a)
........... 2,452 2,163,584
MEGlobal Canada ULC, 5.88%
,
05/18/30
(d)
................ 1,500 1,526,062
7,302,669
Luxembourg — 0.5%
(d)
Altice Financing SA
2.25%, 01/15/25 ............ EUR 18,430 18,787,975
3.00%, 01/15/28 ............ 4,510 3,894,065
4.25%, 08/15/29 ............ 10,743 9,348,449
Altice Finco SA, 4.75%
,
01/15/28 ... 2,500 2,030,103
Cidron Aida Finco SARL, 6.25%
,
04/01/28 ................. GBP 4,887 5,117,380
Cullinan Holdco SCSp
4.63%, 10/15/26 ............ EUR 7,001 6,663,252
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.08%, 10/15/26
(b)
... 3,100 3,204,140
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 ............ 17,134 14,159,349
7.75%, 11/01/25 ............ GBP 12,479 11,584,056
Herens Midco SARL, 5.25%
,
05/15/29 EUR 3,310 2,379,968
INEOS Finance plc, 6.63%
,
05/15/28 4,613 5,045,392
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26 ................. 5,300 3,340,650
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25 ................. 1,588 1,715,790
Prologis International Funding II SA,
3.63%
,
03/07/30 ............ 12,992 12,818,330
SES SA
(b)(n)
(5-Year EUR Swap Annual +
5.40%), 5.63% ........... 8,300 8,798,820
(5-Year EUR Swap Annual +
3.19%), 2.88% ........... 53,974 47,413,190
Summer BC Holdco B SARL, 5.75%
,
10/31/26 ................. 15,754 14,864,135
Vivion Investments SARL
3.00%, 08/08/24 ............ 6,700 5,304,289
3.50%, 11/01/25 ............ 5,100 3,647,507
180,116,840
Macau — 0.0%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(d)
................ USD 1,150 960,106
MGM China Holdings Ltd.
5.38%, 05/15/24
(a)
........... 327 319,193
5.88%, 05/15/26
(a)
........... 327 307,748
5.88%, 05/15/26
(d)
........... 350 329,393
4.75%, 02/01/27
(d)
........... 1,466 1,305,781
Sands China Ltd., 4.88%
,
06/18/30
(e)
. 1,750 1,550,938

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Macau (continued)
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ USD 3,100 $ 2,356,000
Wynn Macau Ltd.
4.88%, 10/01/24
(a)
........... 747 719,212
4.88%, 10/01/24
(d)
........... 200 192,560
5.50%, 01/15/26
(d)
........... 1,700 1,564,000
5.50%, 10/01/27
(a)
........... 327 284,490
5.50%, 10/01/27
(d)
........... 200 174,000
4.50%, 03/07/29
(a)(m)
......... 5,000 5,420,000
5.13%, 12/15/29
(a)
........... 435 350,175
15,833,596
Malaysia — 0.0%
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28
(d)
........... 1,250 1,238,125
Mexico — 0.3%
Alpek SAB de CV
3.25%, 02/25/31
(a)
........... 782 632,100
3.25%, 02/25/31
(d)
........... 3,035 2,453,229
Axtel SAB de CV
6.38%, 11/14/24
(a)
........... 10,148 8,992,397
6.38%, 11/14/24
(d)
........... 4,907 4,348,215
Banco Mercantil del Norte SA
(b)(n)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.97%), 6.75%
(d)
.......... 855 810,540
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.64%), 5.88%
(a)
.......... 9,355 7,893,281
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.64%), 5.88%
(d)
.......... 6,000 5,062,500
(10-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.03%), 6.63%
(a)
.......... 5,855 4,713,275
(10-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.03%), 6.63%
(d)
.......... 5,300 4,266,500
Braskem Idesa SAPI
6.99%, 02/20/32
(a)
........... 7,632 5,685,840
6.99%, 02/20/32
(d)
........... 7,000 5,215,000
Cemex SAB de CV, 3.13%
,
03/19/26
(d)
EUR 3,223 3,335,432
FEL Energy VI SARL, 5.75%
,
12/01/40
(d)
................ USD 3,626 2,972,975
Food Service Project SA, 5.50%
,
01/21/27
(d)
................ EUR 1,701 1,675,111
Gruma SAB de CV, 4.88%
,
12/01/24
(d)
USD 7,000 6,912,500
Grupo Bimbo SAB de CV
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.28%), 5.95%
(a)(b)(n)
........ 1,712 1,703,226
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.28%), 5.95%
(b)(d)(n)
........ 3,896 3,876,033
3.88%, 06/27/24
(d)
........... 6,000 5,875,500
Grupo Posadas SAB de CV, 5.00%
,
12/30/27
(d)(e)
............... 7,058 5,591,958
Grupo Televisa SAB, 6.63%
,
01/15/40 2,691 2,852,124
Metalsa S A P I De Cv, 3.75%
,
05/04/31
(d)
................ 5,000 3,736,500
Mexico City Airport Trust
(d)
4.25%, 10/31/26 ............ 10,000 9,543,750
5.50%, 07/31/47 ............ 3,924 2,997,151
Minera Mexico SA de CV, 4.50%
,
01/26/50
(d)
................ 6,000 4,575,420
Security
Par (000)
Par (000) Value
Mexico (continued)
Nemak SAB de CV, 3.63%
,
06/28/31
(d)
USD 5,000 $ 3,775,000
Trust Fibra Uno
(d)
5.25%, 01/30/26 ............ 1,114 1,053,287
4.87%, 01/15/30 ............ 3,130 2,629,787
113,178,631
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 5,993 5,469,736
Netherlands — 0.8%
ABN AMRO Bank NV
(d)
2.38%, 06/01/27 ............ EUR 24,100 24,457,473
0.50%, 09/23/29 ............ 5,000 4,336,603
4.25%, 02/21/30 ............ 25,400 27,580,017
Cooperatieve Rabobank UA
(d)
(GUKG1 + 1.05%), 1.88%,
07/12/28
(b)
.............. GBP 4,900 5,247,835
4.00%, 01/10/30 ............ EUR 38,500 41,903,395
Heineken NV, 1.25%
,
05/07/33
(d)
... 2,202 1,893,357
ING Groep NV
(d)
3.00%, 02/18/26 ............ GBP 4,900 5,661,893
(3-mo. EURIBOR + 0.85%), 1.25%,
02/16/27
(b)
.............. EUR 27,400 27,212,559
(3-mo. EURIBOR + 1.85%), 4.88%,
11/14/27
(b)
.............. 12,000 13,221,157
(3-mo. EURIBOR + 0.68%), 0.25%,
02/18/29
(b)
.............. 5,000 4,415,759
(5-Year EUR Swap Annual +
1.20%), 1.00%, 11/13/30
(b)
... 5,000 4,836,924
JDE Peet's NV, 0.00%
,
01/16/26
(d)
.. 10,100 9,753,653
Koninklijke KPN NV, (5-Year EUR Swap
Annual + 2.34%), 2.00%
(b)(d)(n)
.... 6,200 6,333,242
Lincoln Financing SARL, 3.63%
,
04/01/24
(d)
................ 3,672 3,946,872
OCI NV, 3.63%
,
10/15/25
(d)
....... 3,155 3,336,481
Promontoria Holding 264 BV, 6.38%
,
03/01/27
(d)
................ 5,538 5,762,215
Q-Park Holding I BV
(d)
1.50%, 03/01/25 ............ 2,614 2,603,460
(3-mo. EURIBOR at 2.00% Floor +
2.00%), 4.72%, 03/01/26
(b)
... 3,412 3,626,308
2.00%, 03/01/27 ............ 1,488 1,339,417
Summer BidCo BV
(d)(o)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 2,119 1,691,306
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 8,759 6,968,820
Trivium Packaging Finance BV
3.75%, 08/15/26
(d)(e)
.......... 3,187 3,183,392
5.50%, 08/15/26
(a)(e)
.......... USD 4,128 3,954,624
(3-mo. EURIBOR at 3.75% Floor +
3.75%), 6.40%, 08/15/26
(b)(d)
.. EUR 1,483 1,572,126
Universal Music Group NV, 3.00%
,
06/30/27
(d)
................ 10,100 10,618,015
UPC Broadband Finco BV, 4.88%
,
07/15/31
(a)
................ USD 2,417 2,090,052
Viterra Finance BV
(d)
0.38%, 09/24/25 ............ EUR 13,300 13,005,005
1.00%, 09/24/28 ............ 36,157 32,071,251
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(d)
................ 13,200 11,398,637
Ziggo BV, 2.88%
,
01/15/30
(d)
...... 451 401,070
284,422,918

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
IHS Holding Ltd.
5.63%, 11/29/26
(a)
........... USD 8,000 $ 6,694,000
5.63%, 11/29/26
(d)
........... 2,882 2,411,514
6.25%, 11/29/28
(a)
........... 7,588 6,055,224
15,160,738
Norway — 0.0%
Aker BP ASA, 1.13%
,
05/12/29
(d)
... EUR 18,337 16,465,207
Oman — 0.0%
Oryx Funding Ltd., 5.80%
,
02/03/31
(a)
USD 1,712 1,640,096
Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 6,083 4,348,585
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(d)
. 1,190 1,095,395
InRetail Consumer, 3.25%
,
03/22/28
(a)
7,200 6,145,560
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
1,767 1,461,972
8,702,927
Portugal — 0.1%
(d)
Banco Espirito Santo SA
(g)(p)
2.63%, 05/08/17 ............ EUR 6,100 760,777
4.75%, 01/15/18 ............ 15,500 1,933,121
4.00%, 01/21/24 ............ 19,000 2,369,633
EDP - Energias de Portugal SA, (5-Year
EUR Swap Annual + 1.84%), 1.70%
,
07/20/80
(b)
................ 13,200 12,899,893
17,963,424
Romania — 0.0%
RCS & RDS SA, 2.50%
,
02/05/25
(d)
.. 8,500 8,655,361
Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ USD 11,500 10,580,000
Arabian Centres Sukuk Ltd., 5.38%
,
11/26/24
(d)
................ 6,000 5,827,500
EIG Pearl Holdings SARL
(a)
3.55%, 08/31/36 ............ 2,091 1,785,191
4.39%, 11/30/46 ............ 29,714 23,386,775
Gaci First Investment Co.
(d)
5.00%, 10/13/27 ............ 31,557 31,990,909
4.75%, 02/14/30 ............ 27,880 28,054,250
101,624,625
Singapore — 0.1%
DBS Group Holdings Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.92%), 3.30%
(b)
(d)(n)
..................... 1,332 1,235,430
Puma International Financing SA
5.13%, 10/06/24
(a)
........... 10,424 9,746,440
5.00%, 01/24/26
(d)
........... 9,000 8,008,875
Straits Trading Co. Ltd., 3.25%
,
02/13/28
(d)(m)
............... SGD 17,750 13,353,681
32,344,426
Slovenia — 0.1%
United Group BV
(d)
4.88%, 07/01/24 ............ EUR 10,573 11,125,339
4.00%, 11/15/27 ............ 4,978 3,967,699
4.63%, 08/15/28 ............ 2,108 1,683,800
Security
Par (000)
Par (000) Value
Slovenia (continued)
(3-mo. EURIBOR at 4.88% Floor +
4.88%), 7.36%, 02/01/29
(b)
... EUR 2,684 $ 2,426,150
19,202,988
South Africa — 0.3%
Anglo American Capital plc
(d)
1.63%, 09/18/25 ............ 11,800 12,071,664
4.50%, 09/15/28 ............ 3,360 3,708,053
5.00%, 03/15/31 ............ 20,030 22,227,932
4.75%, 09/21/32 ............ 16,250 17,704,755
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ USD 7,604 5,094,680
Sasol Financing USA LLC
5.88%, 03/27/24 ............ 15,000 14,820,000
4.38%, 09/18/26 ............ 19,021 17,193,795
6.50%, 09/27/28 ............ 3,607 3,367,585
5.50%, 03/18/31 ............ 6,766 5,650,879
Stillwater Mining Co., 4.00%
,
11/16/26
(d)
7,424 6,625,920
108,465,263
South Korea — 0.0%
Hanwha Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.00%),
4.70%
(b)(d)(n)
................ 2,167 2,143,028
KDB Life Insurance Co. Ltd., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.66%),
7.50%
(b)(d)(n)
................ 2,740 2,520,800
Kookmin Bank, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.64%), 4.35%
(b)(d)(n)
... 1,000 950,500
POSCO
5.63%, 01/17/26
(a)
........... 1,241 1,258,076
5.63%, 01/17/26
(d)
........... 200 202,752
5.75%, 01/17/28
(a)
........... 1,340 1,373,245
5.75%, 01/17/28
(d)
........... 200 204,962
5.88%, 01/17/33
(a)
........... 360 382,990
SK Hynix, Inc.
6.25%, 01/17/26
(d)
........... 800 808,320
6.38%, 01/17/28
(a)
........... 5,745 5,766,544
6.38%, 01/17/28
(d)
........... 350 351,312
6.50%, 01/17/33
(d)
........... 500 491,500
16,454,029
Spain — 1.0%
(d)
Abertis Infraestructuras Finance BV,
(5-Year EUR Swap Annual + 3.69%),
3.25%
(b)(n)
................. EUR 9,900 9,544,793
Banco Bilbao Vizcaya Argentaria SA,
(5-Year EUR Swap Annual + 6.04%),
6.00%
(b)(n)
................. 7,800 7,954,430
Banco de Sabadell SA
(b)
(1-Year EUR Swap Annual +
2.40%), 5.25%, 02/07/29 .... 5,200 5,349,986
(5-Year EUR Swap Annual +
2.20%), 2.00%, 01/17/30 .... 4,500 4,171,638
(5-Year EUR Swap Annual +
2.95%), 2.50%, 04/15/31 .... 7,200 6,451,050
Banco Santander SA
(3-mo. EURIBOR + 0.55%), 2.84%,
01/16/25
(b)
.............. 1,000 1,086,161
(5-Year EUR Swap Annual +
4.53%), 4.38%
(b)(n)
......... 6,400 5,457,454
3.75%, 01/16/26 ............ 4,800 5,201,790
(1-Year EUR Swap Annual +
1.05%), 3.63%, 09/27/26
(b)
... 19,200 20,634,665

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Spain (continued)
(GUKG1 + 1.80%), 3.13%,
10/06/26
(b)
.............. GBP 10,800 $ 12,371,520
3.88%, 01/16/28 ............ EUR 11,500 12,511,460
(GUKG1 + 2.50%), 4.75%,
08/30/28
(b)
.............. GBP 16,200 19,357,012
5.13%, 01/25/30 ............ 4,000 4,837,857
CaixaBank SA, (5-Year EUR Swap
Annual + 6.22%), 6.38%
(b)(n)
..... EUR 7,000 7,467,759
Cellnex Finance Co. SA
1.00%, 09/15/27 ............ 4,700 4,347,156
2.00%, 02/15/33 ............ 9,100 7,554,306
Cellnex Telecom SA
1.88%, 06/26/29 ............ 3,400 3,071,300
1.75%, 10/23/30 ............ 8,000 6,919,544
0.75%, 11/20/31
(m)
........... 23,600 20,209,019
Cirsa Finance International SARL
6.25%, 12/20/23 ............ 1,092 1,179,175
4.75%, 05/22/25 ............ 5,396 5,647,143
4.50%, 03/15/27 ............ 2,691 2,528,726
Ferrovial Netherlands BV, (5-Year EUR
Swap Annual + 2.13%), 2.12%
(b)(n)
3,825 3,830,459
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28 ................. 3,013 2,353,658
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29 ................. 3,163 2,999,843
Lorca Telecom Bondco SA, 4.00%
,
09/18/27 ................. 9,756 9,696,391
Naturgy Finance BV
(b)(n)
(9-Year EUR Swap Annual +
3.08%), 3.38% ........... 3,700 3,872,207
(5-Year EUR Swap Annual +
2.44%), 2.37% ........... 5,200 4,893,082
Repsol International Finance BV
(b)(n)
(5-Year EUR Swap Annual +
4.00%), 3.75% ........... 2,029 2,068,683
(5-Year EUR Swap Annual +
2.77%), 2.50% ........... 35,375 33,300,115
(5-Year EUR Swap Annual +
4.41%), 4.25% ........... 12,265 11,916,983
Telefonica Emisiones SA, 5.38%
,
02/02/26 ................. GBP 9,800 12,129,097
Telefonica Europe BV
(b)(n)
Series NC5, (5-Year EUR Swap
Annual + 2.45%), 3.00% ..... EUR 6,400 6,836,688
(10-Year EUR Swap Annual +
4.30%), 5.88% ........... 17,800 19,346,260
(6-Year EUR Swap Annual +
4.11%), 4.38% ........... 35,600 37,605,931
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 5,600 5,604,738
(8-Year EUR Swap Annual +
2.62%), 2.38% ........... 5,000 4,242,954
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 23,100 24,186,255
358,737,288
Sweden — 0.3%
Fastighets AB Balder, (5-Year EUR
Swap Annual + 3.19%), 2.87%
,
06/02/81
(b)(d)
............... 2,225 1,615,970
Heimstaden Bostad AB
(b)(d)(n)
(5-Year EUR Swap Annual +
3.67%), 3.25% ........... 3,300 2,183,457
(5-Year EUR Swap Annual +
3.15%), 2.63% ........... 9,577 5,193,128
Security
Par (000)
Par (000) Value
Sweden (continued)
Intrum AB
(d)
4.88%, 08/15/25 ............ EUR 10,541 $ 10,517,177
3.50%, 07/15/26 ............ 1,369 1,235,067
9.25%, 03/15/28 ............ 1,150 1,218,802
Samhallsbyggnadsbolaget i Norden
AB
(d)
(5-Year EUR Swap Annual +
3.23%), 2.63%
(b)(n)
......... 499 200,231
1.13%, 09/04/26 ............ 600 468,504
(5-Year EUR Swap Annual +
3.22%), 2.88%
(b)(n)
......... 2,400 913,895
SBB Treasury OYJ
(d)
0.75%, 12/14/28 ............ 6,600 4,002,901
1.13%, 11/26/29 ............ 2,400 1,408,807
Stena International SA
7.25%, 02/15/28
(d)
........... 6,475 7,042,502
Swedbank AB
(d)
(GUKG1 + 1.00%), 1.38%,
12/08/27
(b)
.............. GBP 4,900 5,194,727
4.25%, 07/11/28 ............ EUR 6,900 7,421,959
Verisure Holding AB
(d)
(3-mo. EURIBOR + 5.00%), 7.29%,
04/15/25
(b)
.............. 1,802 1,956,712
3.88%, 07/15/26 ............ 5,079 5,097,266
3.25%, 02/15/27 ............ 5,143 4,936,161
9.25%, 10/15/27 ............ 1,230 1,429,058
7.13%, 02/01/28 ............ 1,800 1,948,684
Volvo Car AB, 2.50%
,
10/07/27
(d)
... 2,818 2,735,228
Volvo Treasury AB
(d)
2.63%, 02/20/26 ............ 10,134 10,732,841
4.75%, 06/15/26 ............ GBP 13,460 16,615,293
94,068,370
Switzerland — 0.5%
Argentum Netherlands BV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.76%), 5.52%
(b)
(d)(n)
..................... USD 13,101 11,147,641
Credit Suisse AG
7.95%, 01/09/25 ............ 10,000 10,165,100
3.70%, 02/21/25 ............ 23,000 21,816,765
2.95%, 04/09/25 ............ 8,000 7,424,320
5.00%, 07/09/27 ............ 8,000 7,700,000
0.25%, 09/01/28
(d)
........... EUR 23,456 19,907,142
Credit Suisse Group AG
(b)(c)(g)(n)(p)
(5-Year USD Swap Semi + 3.46%),
6.25%
(a)
................ USD 4,961 1
(5-Year USD Swap Semi + 3.46%),
6.25%
(d)
................ 11,247 1
UBS Group AG
(5-Year USD Swap Semi + 4.34%),
7.00%
(a)(b)(n)
.............. 4,436 4,208,478
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
0.83%), 1.01%, 07/30/24
(a)(b)
.. 37,684 36,934,652
(5-Year USD Swap Semi + 4.87%),
7.00%
(b)(d)(n)
.............. 3,400 3,196,000
(1-Year EURIBOR ICE Swap Rate +
0.80%), 1.00%, 03/21/25
(b)(d)
.. EUR 15,000 15,702,204
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.55%), 4.49%, 05/12/26
(a)(b)
.. USD 7,970 7,686,524
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(b)(d)(n)
........ 750 623,437

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Switzerland (continued)
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.05%), 4.70%, 08/05/27
(a)(b)
.. USD 10,999 $ 10,525,236
(1-Year EURIBOR ICE Swap Rate +
1.55%), 4.38%, 01/11/31
(b)(d)
.. EUR 10,130 10,712,060
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.00%), 2.10%, 02/11/32
(a)(b)
.. USD 5,014 3,892,455
0.63%, 02/24/33
(d)
........... EUR 7,000 5,261,335
176,903,351
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. USD 8,821 8,374,437
Thailand — 0.0%
(d)
Bangkok Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.90%), 3.73%
,
09/25/34
(b)
................ 2,577 2,183,415
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 1,885 1,546,171
Kasikornbank PCL
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.94%), 5.28%
(n)
.......... 1,110 1,016,205
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.70%), 3.34%, 10/02/31 .... 906 790,485
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(n)
...................... 1,980 1,742,152
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 2,145 1,353,624
8,632,052
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(a)
................ 4,789 4,193,339
Ukraine — 0.0%
Kernel Holding SA
(d)
6.50%, 10/17/24 ............ 5,000 3,150,000
6.75%, 10/27/27 ............ 3,925 2,217,625
Metinvest BV
8.50%, 04/23/26
(d)
........... 3,257 1,986,770
8.50%, 04/23/26
(a)
........... 1,000 610,000
7.65%, 10/01/27
(d)
........... 5,372 3,090,579
7.75%, 10/17/29
(d)
........... 2,115 1,150,428
12,205,402
United Arab Emirates — 0.1%
DAE Funding LLC, 1.55%
,
08/01/24
(d)
2,065 1,938,519
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(d)(n)
... 3,424 3,404,740
Emirates NBD Bank PJSC, (6-Year
USD Constant Maturity + 3.66%),
6.13%
(b)(d)(n)
................ 10,000 9,723,750
MAF Global Securities Ltd.
(d)
4.75%, 05/07/24 ............ 3,935 3,885,321
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.54%), 6.38%
(b)(n)
......... 1,712 1,659,891
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 793 787,697
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... USD 10,061 $ 10,009,437
31,409,355
United Kingdom — 2.8%
AA Bond Co. Ltd., 4.88%
,
07/31/24
(d)
. GBP 3,200 3,859,869
Astrazeneca Finance LLC, 4.90%
,
03/03/30 ................. USD 8,000 8,182,653
AstraZeneca plc, 0.70%
,
04/08/26 .. 4,100 3,689,736
Barclays plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.67%), 8.00%
(b)(n)
......... 3,100 2,790,000
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.58%),
7.13%
(b)(n)
............... GBP 1,515 1,628,002
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.87%), 6.13%
(b)(n)
......... USD 4,200 3,565,870
3.00%, 05/08/26
(d)
........... GBP 4,900 5,557,055
3.25%, 02/12/27
(d)
........... 4,900 5,490,649
(1-Year EUR Swap Annual +
1.26%), 0.58%, 08/09/29
(b)(d)
.. EUR 25,000 21,598,414
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.75%),
8.41%, 11/14/32
(b)(d)
........ GBP 6,690 8,524,317
(1-Year EUR Swap Annual +
2.55%), 5.26%, 01/29/34
(b)(d)
.. EUR 28,568 31,465,935
BAT International Finance plc
(d)
2.75%, 03/25/25 ............ 3,300 3,506,922
4.00%, 09/04/26 ............ GBP 5,900 6,852,359
BCP V Modular Services Finance II
plc
(d)
4.75%, 11/30/28 ............ EUR 2,888 2,659,468
6.13%, 11/30/28 ............ GBP 1,200 1,258,272
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ............ 10,689 10,780,833
4.50%, 02/16/26 ............ 17,037 17,741,284
BG Energy Capital plc
(d)
5.13%, 12/01/25 ............ 8,950 11,123,415
5.00%, 11/04/36 ............ 4,100 4,936,346
BP Capital Markets plc, (5-Year EUR
Swap Annual + 3.88%), 3.25%
(b)(d)(n)
EUR 42,492 42,511,175
British Telecommunications plc
(b)
(5-Year EUR Swap Annual +
2.13%), 1.87%, 08/18/80
(d)
... 28,915 28,206,807
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(a)
... USD 4,500 3,899,025
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(a)
... 11,321 8,917,606
Chanel Ceres plc, 0.50%
,
07/31/26
(d)
. EUR 3,518 3,413,477
Channel Link Enterprises Finance
plc
(b)(d)
Series A8, (6-mo. EURIBOR +
5.90%), 2.71%, 06/30/50 .... 4,400 4,331,625
Series A5, (Sterling Overnight
Index Average + 0.28%), 3.04%,
06/30/50 ............... GBP 3,075 3,212,882
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 19,180 18,029,200
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(d)
........... GBP 4,498 4,036,703

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(d)
(m)
...................... GBP 2,900 $ 2,327,562
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 ............ 11,712 13,671,347
6.50%, 08/28/26 ............ 1,400 1,632,053
4.50%, 08/28/27 ............ 4,550 4,723,688
Dignity Finance plc
(d)
Series A, 3.55%, 12/31/34 ..... 1,633 1,829,241
Series B, 4.70%, 12/31/49 ..... 485 373,718
EC Finance plc, 3.00%
,
10/15/26
(d)
.. EUR 3,251 3,239,246
eG Global Finance plc, 3.63%
,
02/07/24
(d)
................ 8,954 9,480,472
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(d)
GBP 23,560 26,011,936
Global Switch Holdings Ltd., 2.25%
,
05/31/27
(d)
................ EUR 6,955 7,077,192
Harbour Energy plc, 5.50%
,
10/15/26
(a)
USD 2,500 2,187,500
Heathrow Finance plc
(d)(e)
4.75%, 03/01/24 ............ GBP 1,400 1,688,458
3.88%, 03/01/27 ............ 2,400 2,573,536
4.13%, 09/01/29 ............ 2,494 2,553,577
Heathrow Funding Ltd., 2.63%
,
03/16/28
(d)
................ 11,165 11,588,586
HSBC Bank Capital Funding Sterling
1 LP, (Sterling Overnight Index
Average + 2.04%), 5.84%
(b)(d)(n)
... 4,125 5,166,303
HSBC Bank plc
(b)(n)
Series 3M, (6-mo. LIBOR USD at
0.60% Floor + 0.10%), 5.25% . USD 1,940 1,396,800
Series 1M, (6-mo. LIBOR USD +
0.25%), 5.40% ........... 8,620 6,222,537
Series 2M, (6-mo. LIBOR USD +
0.25%), 5.46% ........... 5,280 3,811,484
HSBC Holdings plc
(b)
(BPISDS01 + 1.32%), 2.26%,
11/13/26
(d)
.............. GBP 18,600 20,888,403
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... 24,460 26,407,736
(BPSW1 + 1.65%), 3.00%, 07/22/28 3,700 4,082,903
(1-Day SOFR + 1.97%), 6.16%,
03/09/29 ............... USD 6,797 6,987,993
(5-Year EUR Swap Annual +
3.30%), 6.36%, 11/16/32
(d)
... EUR 7,200 8,135,931
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.55%),
8.20%, 11/16/34
(d)
......... GBP 9,100 11,796,366
(1-Day SOFR + 2.65%), 6.33%,
03/09/44 ............... USD 5,248 5,542,841
Imperial Brands Finance plc
(d)
8.13%, 03/15/24 ............ GBP 3,600 4,533,245
5.50%, 09/28/26 ............ 6,200 7,535,966
INEOS Quattro Finance 2 plc, 2.50%
,
01/15/26
(d)
................ EUR 6,058 5,883,346
INEOS Styrolution Group GmbH,
2.25%
,
01/16/27
(d)
........... 1,680 1,575,995
Informa plc
(d)
2.13%, 10/06/25 ............ 18,950 19,566,663
3.13%, 07/05/26 ............ GBP 4,900 5,607,226
International Consolidated Airlines
Group SA
(d)
0.50%, 07/04/23 ............ EUR 4,300 4,612,053
2.75%, 03/25/25 ............ 5,900 6,104,989
1.13%, 05/18/28
(m)
.......... 7,100 6,123,770
3.75%, 03/25/29 ............ 6,900 6,192,224
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(d)(g)(m)
(p)
...................... GBP 3,990 812,116
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(a)
........... USD 4,980 $ 4,882,691
6.88%, 11/15/26
(d)
........... EUR 1,200 1,240,950
5.88%, 01/15/28
(a)
........... USD 6,500 5,471,728
4.50%, 07/15/28
(d)
........... EUR 4,701 4,168,113
Jerrold Finco plc
(d)
4.88%, 01/15/26 ............ GBP 2,041 2,164,659
5.25%, 01/15/27 ............ 6,942 7,149,450
Kane Bidco Ltd., 6.50%
,
02/15/27
(d)
. 3,286 3,607,486
Lloyds Banking Group plc
(5-Year USD Swap Semi + 4.76%),
7.50%
(b)(n)
............... USD 4,575 4,324,336
2.25%, 10/16/24
(d)
........... GBP 9,800 11,487,524
(1-Year EUR Swap Annual +
1.60%), 4.50%, 01/11/29
(b)(d)
.. EUR 4,775 5,181,625
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.50%), 3.37%, 12/14/46
(b)
... USD 3,089 2,062,397
Market Bidco Finco plc, 5.50%
,
11/04/27
(d)
................ GBP 5,971 5,561,198
Marks & Spencer plc, 6.00%
,
06/12/25
(d)
(e)
...................... 3,500 4,260,944
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(o)
................ 1,052 499,836
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 6.55%
,
06/15/36
(b)(d)
............... 2,225 2,162,849
Motability Operations Group plc, 3.50%
,
07/17/31
(d)
................ EUR 7,200 7,693,538
National Express Group plc, (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(b)
(d)(n)
..................... GBP 2,575 2,788,667
National Grid plc
(d)
0.55%, 09/18/29 ............ EUR 10,900 9,527,884
3.25%, 03/30/34 ............ 15,500 15,141,618
Nationwide Building Society
(b)(d)(n)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.39%),
5.88% ................. GBP 1,000 1,104,112
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75% ................. 4,500 4,450,430
NatWest Group plc
(b)(d)
(3-mo. EURIBOR + 1.74%), 2.00%,
03/04/25 ............... EUR 3,000 3,180,296
(BPSW1 + 1.49%), 2.88%, 09/19/26 GBP 4,900 5,625,396
(BPSW1 + 2.01%), 3.13%, 03/28/27 4,900 5,572,808
(GUKG1 + 2.10%), 3.62%, 03/29/29 6,000 6,667,243
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.55%),
3.62%, 08/14/30 .......... 5,000 5,703,488
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.20%),
7.42%, 06/06/33 .......... 10,000 12,409,938
NatWest Markets plc, 4.25%
,
01/13/28
(d)
................ EUR 12,870 13,933,676
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 33,891 32,849,209
NGG Finance plc, (5-Year EUR Swap
Annual + 2.14%), 1.63%
,
12/05/79
(b)
(d)
...................... EUR 45,185 46,160,951
Ocado Group plc, 3.88%
,
10/08/26
(d)
. GBP 2,523 2,309,518

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(d)
................ GBP 20,875 $ 24,077,559
Premier Foods Finance plc, 3.50%
,
10/15/26
(d)
................ 3,999 4,476,434
Rolls-Royce plc
4.63%, 02/16/26
(d)
........... EUR 1,525 1,635,366
5.75%, 10/15/27
(a)
........... USD 325 323,765
5.75%, 10/15/27
(d)
........... GBP 485 570,068
1.63%, 05/09/28
(d)
........... EUR 1,700 1,525,620
Santander UK Group Holdings plc
(d)
(BPSWS5 + 5.79%), 6.75%
(b)(n)
.. GBP 2,650 2,885,843
3.63%, 01/14/26 ............ 4,900 5,705,475
(BPSWS1 + 2.87%), 7.10%,
11/16/27
(b)
.............. 4,000 5,054,227
SCC Power plc
(a)(o)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... USD 22,741 7,893,744
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 12,318 715,868
Sherwood Financing plc, 6.00%
,
11/15/26
(d)
................ GBP 3,900 4,000,909
SSE plc, 8.38%
,
11/20/28
(d)
....... 10,800 15,317,315
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ............ 13,340 15,098,125
8.25%, 07/31/25 ............ 10,173 11,678,734
Synthomer plc, 3.88%
,
07/01/25
(d)
... EUR 2,679 2,665,601
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(d)
................ GBP 2,908 4,039,140
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(d)
................ 6,516 7,924,250
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(d)
................ 3,095 3,782,364
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(d)
........... 5,602 6,081,602
Thames Water Utilities Finance plc
(d)
0.88%, 01/31/28 ............ EUR 5,700 5,333,883
4.38%, 01/18/31 ............ 30,010 32,530,694
Virgin Media Secured Finance plc
5.00%, 04/15/27
(d)
........... GBP 2,419 2,790,113
5.25%, 05/15/29
(d)
........... 2,948 3,163,888
5.50%, 05/15/29
(a)
........... USD 4,952 4,611,513
4.25%, 01/15/30
(d)
........... GBP 2,641 2,638,930
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(d)
....... 2,460 2,575,239
Vmed O2 UK Financing I plc
(d)
4.00%, 01/31/29 ............ 12,425 12,645,171
3.25%, 01/31/31 ............ EUR 7,636 6,736,376
4.50%, 07/15/31 ............ GBP 5,130 5,031,053
Vodafone Group plc
5.75%, 02/10/63 ............ USD 3,950 3,909,516
(5-Year EUR Swap Annual +
3.43%), 4.20%, 10/03/78
(b)(d)
.. EUR 2,210 2,183,914
(5-Year USD Swap Semi + 3.05%),
6.25%, 10/03/78
(b)(d)
........ USD 7,169 6,936,008
(5-Year EUR Swap Annual +
2.67%), 3.10%, 01/03/79
(b)(d)
.. EUR 51,342 54,759,779
Series NC6, (5-Year EUR Swap
Annual + 3.00%), 2.63%,
08/27/80
(b)(d)
............. 9,452 9,200,511
Series NC10, (5-Year EUR Swap
Annual + 3.48%), 3.00%,
08/27/80
(b)(d)
............. 3,386 2,962,642
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 3.25%, 06/04/81
(b)
... USD 2,080 $ 1,762,874
1,056,283,572
United States — 13.8%
AbbVie, Inc.
3.20%, 05/14/26 ............ 1,591 1,536,144
2.95%, 11/21/26 ............ 6,250 5,946,799
3.20%, 11/21/29 ............ 41,823 38,812,563
Affinity Interactive, 6.88%
,
12/15/27
(a)
4,747 4,234,417
Albertsons Cos., Inc.
(a)
4.63%, 01/15/27 ............ 588 568,646
3.50%, 03/15/29 ............ 3,640 3,167,142
4.88%, 02/15/30 ............ 435 406,023
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 ............ 3,950 3,823,550
2.95%, 03/15/34 ............ 5,310 4,247,028
4.75%, 04/15/35 ............ 1,905 1,785,232
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 8,741 8,741,000
7.25%, 08/15/27 ............ 4,805 4,783,377
Alliant Energy Corp., 3.88%
,
03/15/26
(a)
(m)
...................... 6,473 6,689,316
Allied Universal Holdco LLC
(d)
3.63%, 06/01/28 ............ EUR 15,660 13,960,248
4.88%, 06/01/28 ............ GBP 1,916 1,941,575
Ally Financial, Inc., 6.70%
,
02/14/33 . USD 3,134 2,784,197
Altria Group, Inc., 2.20%
,
06/15/27 .. EUR 3,300 3,287,825
Amazon.com, Inc.
4.65%, 12/01/29 ............ USD 16,400 16,750,569
2.10%, 05/12/31 ............ 23,125 19,765,759
4.70%, 12/01/32 ............ 25,800 26,444,202
Ambac Assurance Corp., 5.10%
(a)(n)
.. 1,407 2,068,901
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(c)
.... 679 676,594
American Airlines Pass-Through Trust
(c)
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 1,195 1,190,452
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 3,249 3,175,897
Series 2017-2, Class A, 3.50%,
12/15/27 ............... 32,544 30,184,931
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(c)
........... 1,092 1,084,244
American Electric Power Co., Inc.,
5.63%
,
03/01/33 ............ 7,880 8,150,891
American Express Co.
2.50%, 07/30/24 ............ 6,101 5,891,491
3.00%, 10/30/24 ............ 8,300 8,036,360
4.05%, 05/03/29 ............ 4,150 4,044,884
American Tower Corp.
1.95%, 05/22/26 ............ EUR 10,100 10,291,314
0.45%, 01/15/27 ............ 4,950 4,684,039
2.75%, 01/15/27 ............ USD 4,435 4,088,882
0.40%, 02/15/27 ............ EUR 12,750 11,949,866
0.50%, 01/15/28 ............ 7,900 7,144,309
2.10%, 06/15/30 ............ USD 4,150 3,390,650
2.70%, 04/15/31 ............ 12,000 10,063,676
2.30%, 09/15/31 ............ 20,460 16,402,833
5.65%, 03/15/33 ............ 16,600 17,086,013
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 4,870 3,979,710
American Water Capital Corp., 3.45%
,
06/01/29 ................. 12,000 11,226,584

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Amgen, Inc.
5.50%, 12/07/26
(d)
........... GBP 4,900 $ 6,117,345
5.15%, 03/02/28 ............ USD 12,000 12,252,254
1.65%, 08/15/28 ............ 7,633 6,628,120
3.00%, 02/22/29 ............ 5,894 5,420,647
4.05%, 08/18/29 ............ 31,525 30,416,211
2.45%, 02/21/30 ............ 5,125 4,468,143
2.30%, 02/25/31 ............ 19,038 16,022,371
2.00%, 01/15/32 ............ 4,150 3,378,308
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 5,750 5,750,694
Aptiv plc, 3.25%
,
03/01/32 ........ 7,588 6,608,495
Ardagh Metal Packaging Finance USA
LLC
6.00%, 06/15/27
(a)
........... 2,903 2,876,946
2.00%, 09/01/28
(d)
........... EUR 4,115 3,675,503
3.25%, 09/01/28
(a)
........... USD 13,190 11,350,816
3.00%, 09/01/29
(d)
........... EUR 1,427 1,149,079
4.00%, 09/01/29
(a)
........... USD 475 371,687
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... 9,543 9,399,855
2.13%, 08/15/26
(d)
........... EUR 9,260 8,774,818
4.75%, 07/15/27
(d)
........... GBP 11,080 10,447,079
Arrow Electronics, Inc., 6.13%
,
03/01/26 ................. USD 7,880 7,898,124
Ashland Services BV, 2.00%
,
01/30/28
(d)
................ EUR 4,400 4,109,226
Ashton Woods USA LLC
(a)
6.63%, 01/15/28 ............ USD 12,838 11,639,416
4.63%, 08/01/29 ............ 2,230 1,806,300
4.63%, 04/01/30 ............ 6,259 5,153,473
AT&T, Inc.
Series B, (5-Year EURIBOR ICE
Swap Rate + 3.14%), 2.88%
(b)(g)(n)
EUR 14,300 14,345,224
1.70%, 03/25/26 ............ USD 11,534 10,611,278
2.90%, 12/04/26 ............ GBP 9,800 11,205,360
5.50%, 03/15/27
(d)
........... 4,900 6,081,694
2.30%, 06/01/27 ............ USD 11,286 10,342,628
3.15%, 09/04/36 ............ EUR 7,900 7,563,142
Autodesk, Inc., 2.85%
,
01/15/30 .... USD 7,289 6,437,404
AvalonBay Communities, Inc.
3.35%, 05/15/27 ............ 1,650 1,555,180
5.00%, 02/15/33 ............ 3,365 3,413,594
Avantor Funding, Inc., 2.63%
,
11/01/25
(d)
................ EUR 4,481 4,664,219
Avis Budget Finance plc
(d)
4.50%, 05/15/25 ............ 2,101 2,237,029
4.75%, 01/30/26 ............ 1,099 1,160,877
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25
(d)
....... 1,816 1,939,910
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(d)
................ 232 240,247
Bank of America Corp.
(1-Day SOFR + 1.33%), 3.38%,
04/02/26
(b)
.............. USD 17,433 16,714,080
3.50%, 04/19/26 ............ 1,570 1,509,111
(3-mo. EURIBOR + 0.75%), 0.81%,
05/09/26
(b)(d)
............. EUR 9,000 9,114,023
(1-Day SOFR + 1.75%), 4.83%,
07/22/26
(b)
.............. USD 22,396 22,134,843
Series N, (1-Day SOFR + 0.91%),
1.66%, 03/11/27
(b)
......... 1,479 1,339,047
(3-mo. LIBOR USD + 1.58%),
3.82%, 01/20/28
(b)
......... 3,369 3,218,757
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. LIBOR USD + 1.51%),
3.71%, 04/24/28
(b)
......... USD 7,960 $ 7,522,240
(1-Day SOFR + 1.58%), 4.38%,
04/27/28
(b)
.............. 16,355 15,814,904
(3-mo. EURIBOR + 0.76%), 0.58%,
08/24/28
(b)(d)
............. EUR 13,040 12,062,317
(3-mo. LIBOR USD + 1.07%),
3.97%, 03/05/29
(b)
......... USD 5,000 4,733,640
(3-mo. EURIBOR + 0.73%), 0.58%,
08/08/29
(b)(d)
............. EUR 14,100 12,650,922
(3-mo. LIBOR USD + 1.21%),
3.97%, 02/07/30
(b)
......... USD 5,000 4,673,399
(3-mo. EURIBOR + 0.91%), 1.38%,
05/09/30
(b)(d)
............. EUR 15,000 13,785,275
(3-mo. LIBOR USD + 0.99%),
2.50%, 02/13/31
(b)
......... USD 24,350 20,622,748
(1-Day SOFR + 2.15%), 2.59%,
04/29/31
(b)
.............. 4,150 3,514,477
(1-Day SOFR + 1.37%), 1.92%,
10/24/31
(b)
.............. 4,150 3,309,976
Series N, (1-Day SOFR + 1.22%),
2.65%, 03/11/32
(b)
......... 12,420 10,368,474
(1-Day SOFR + 1.32%), 2.69%,
04/22/32
(b)
.............. 8,300 6,926,550
(1-Day SOFR + 1.22%), 2.30%,
07/21/32
(b)
.............. 12,420 10,009,245
(1-Day SOFR + 1.21%), 2.57%,
10/20/32
(b)
.............. 13,010 10,633,242
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 ............ 8,000 7,216,873
3.85%, 04/26/29 ............ 25,000 23,603,684
Baxter International, Inc., 2.54%
,
02/01/32 ................. 12,150 9,891,907
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 10,692,210
Becton Dickinson & Co.
0.03%, 08/13/25 ............ EUR 4,400 4,398,502
1.96%, 02/11/31 ............ USD 14,150 11,643,157
Becton Dickinson Euro Finance SARL,
1.34%
,
08/13/41 ............ EUR 8,815 5,953,121
Belden, Inc., 3.88%
,
03/15/28
(d)
.... 1,000 1,000,364
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 1,592 1,576,080
Booking Holdings, Inc.
4.00%, 11/15/26 ............ EUR 4,700 5,176,125
4.50%, 11/15/31 ............ 12,250 13,801,695
Boxer Parent Co., Inc., 6.50%
,
10/02/25
(d)
................ 12,782 13,698,784
Boyd Gaming Corp., 4.75%
,
12/01/27 USD 6,694 6,420,215
Broadcom, Inc.
4.00%, 04/15/29
(a)
........... 8,290 7,754,650
4.15%, 11/15/30 ............ 21,150 19,614,742
2.45%, 02/15/31
(a)
........... 27,351 22,392,780
4.30%, 11/15/32 ............ 8,300 7,647,136
3.42%, 04/15/33
(a)
........... 12,550 10,500,703
Buckeye Partners LP
4.35%, 10/15/24 ............ 4,975 4,868,112
4.13%, 03/01/25
(a)
........... 2,365 2,237,094
3.95%, 12/01/26 ............ 261 236,155
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ 5,752 5,752,269
8.13%, 07/01/27 ............ 10,979 11,198,580
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 4,843 4,902,714
Calpine Corp., 5.13%
,
03/15/28
(a)
... 4,315 3,950,686

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Carnival Corp.
(d)
10.13%, 02/01/26 ........... EUR 14,916 $ 16,985,222
7.63%, 03/01/26 ............ 10,580 10,211,869
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 9,333 7,513,065
Catalent Pharma Solutions, Inc., 2.38%
,
03/01/28
(d)
................ EUR 4,515 4,391,628
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ USD 5,562 5,372,002
Cedar Fair LP, 5.25%
,
07/15/29 .... 218 203,241
Centene Corp., 4.63%
,
12/15/29 ... 8,400 7,898,016
CenterPoint Energy Houston Electric
LLC, 5.30%
,
04/01/53 ......... 957 990,521
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 13,376,511
Charter Communications Operating
LLC
3.75%, 02/15/28 ............ 8,128 7,547,511
4.20%, 03/15/28 ............ 7,758 7,342,573
2.25%, 01/15/29 ............ 31,294 26,099,148
5.05%, 03/30/29 ............ 8,300 8,008,431
2.30%, 02/01/32 ............ 13,470 10,263,316
Chemours Co. (The), 4.00%
,
05/15/26 EUR 3,000 2,987,585
Chesapeake Energy Corp.
6.13%, 02/15/21
(c)(g)(p)
......... USD 27,853 3
5.38%, 06/15/23
(c)(g)(p)
......... 4,795 1
5.50%, 02/01/26
(a)
........... 1,968 1,936,669
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 261 255,541
4.75%, 01/15/28 ............ 218 204,141
Citigroup, Inc.
(1-Day SOFR + 1.53%), 3.29%,
03/17/26
(b)
.............. 8,407 8,055,391
3.40%, 05/01/26 ............ 537 512,447
(3-mo. EURIBOR + 1.07%), 1.50%,
07/24/26
(b)(d)
............. EUR 10,500 10,700,644
1.75%, 10/23/26 ............ GBP 7,470 8,162,013
(1-Day SOFR + 1.28%), 3.07%,
02/24/28
(b)
.............. USD 30,373 28,238,085
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30
(b)
......... 2,075 1,933,776
(1-Day SOFR + 1.15%), 2.67%,
01/29/31
(b)
.............. 16,570 14,142,633
(1-Day SOFR + 3.91%), 4.41%,
03/31/31
(b)
.............. 11,675 11,087,413
(1-Day SOFR + 2.11%), 2.57%,
06/03/31
(b)
.............. 28,500 24,045,717
(1-Day SOFR + 1.17%), 2.56%,
05/01/32
(b)
.............. 16,570 13,747,387
(3-mo. EURIBOR + 1.60%), 4.11%,
09/22/33
(b)(d)
............. EUR 8,000 8,430,677
Clarios Global LP, 4.38%
,
05/15/26
(d)
. 5,382 5,563,209
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... USD 747 670,433
Cloud Software Group Holdings, Inc.,
6.50%
,
03/31/29
(a)
........... 35,391 31,307,019
Comcast Corp.
2.35%, 01/15/27 ............ 7,932 7,388,512
3.30%, 02/01/27 ............ 7,037 6,786,770
3.55%, 05/01/28 ............ 677 650,603
4.15%, 10/15/28 ............ 9,828 9,722,106
3.40%, 04/01/30 ............ 16,629 15,547,010
1.95%, 01/15/31 ............ 1,776 1,477,796
5.50%, 11/15/32 ............ 2,239 2,387,624
4.65%, 02/15/33 ............ 12,824 12,889,363
Security
Par (000)
Par (000) Value
United States (continued)
Commercial Metals Co.
4.13%, 01/15/30 ............ USD 22,119 $ 19,523,463
4.38%, 03/15/32 ............ 7,677 6,603,951
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,317,687
Consolidated Edison Co. of New York,
Inc., 6.15%
,
11/15/52 ......... 1,855 2,090,684
Coty, Inc.
(d)
3.88%, 04/15/26 ............ EUR 7,059 7,349,266
4.75%, 04/15/26 ............ 2,300 2,416,776
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ USD 7,037 6,261,100
Crown Castle, Inc.
2.90%, 03/15/27 ............ 11,000 10,208,961
5.00%, 01/11/28 ............ 11,804 11,897,448
4.30%, 02/15/29 ............ 7,774 7,496,679
3.10%, 11/15/29 ............ 10,000 8,888,291
2.50%, 07/15/31 ............ 32,029 26,919,466
CSC Holdings LLC, 5.25%
,
06/01/24 . 133 128,345
CVS Health Corp.
2.88%, 06/01/26 ............ 2,375 2,256,738
3.63%, 04/01/27 ............ 3,175 3,058,621
1.30%, 08/21/27 ............ 11,955 10,411,142
3.75%, 04/01/30 ............ 12,530 11,721,745
1.75%, 08/21/30 ............ 25,506 20,735,002
1.88%, 02/28/31 ............ 23,380 18,936,053
5.63%, 02/21/53 ............ 3,940 3,991,341
Dana Financing Luxembourg SARL,
3.00%
,
07/15/29
(d)
........... EUR 550 458,999
Dana, Inc., 4.25%
,
09/01/30 ...... USD 1,736 1,391,414
Dell International LLC
6.02%, 06/15/26 ............ 11,945 12,259,333
5.75%, 02/01/33 ............ 5,050 5,081,093
Dollar General Corp., 3.50%
,
04/03/30 12,550 11,527,593
Duke Energy Corp., 3.10%
,
06/15/28 EUR 15,959 16,474,309
Duke Energy Florida LLC, 5.95%
,
11/15/52 .................. USD 150 166,900
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 17,147 16,638,210
Eaton Corp., 4.15%
,
03/15/33 ..... 26,450 25,581,841
Ecolab, Inc.
5.25%, 01/15/28 ............ 10,000 10,371,865
2.13%, 02/01/32 ............ 27,468 22,930,888
Edison International, 6.95%
,
11/15/29 4,150 4,489,517
Elevance Health, Inc.
1.50%, 03/15/26 ............ 11,312 10,321,111
3.65%, 12/01/27 ............ 3,402 3,287,473
2.88%, 09/15/29 ............ 8,000 7,262,353
2.55%, 03/15/31 ............ 19,600 16,868,170
4.10%, 05/15/32 ............ 4,150 3,966,603
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ............ EUR 7,337 7,228,197
5.38%, 02/15/26 ............ GBP 2,175 2,391,295
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(d)
........... EUR 2,644 2,293,934
Energy Transfer LP, 4.20%
,
09/15/23 USD 9,039 9,005,887
Enterprise Products Operating LLC
3.13%, 07/31/29 ............ 4,200 3,847,677
2.80%, 01/31/30 ............ 8,400 7,449,253
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 4,290 4,307,074
7.50%, 06/01/30 ............ 1,020 988,125
Equinix, Inc.
1.25%, 07/15/25 ............ 8,000 7,332,006

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
3.20%, 11/18/29 ............ USD 9,709 $ 8,666,760
2.50%, 05/15/31 ............ 8,080 6,653,222
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/23
(c)(g)(p)
......... 1,665 —
Eversource Energy, Series L, 2.90%
,
10/01/24 ................. 8,093 7,802,734
Exelon Corp., 2.75%
,
03/15/27 ..... 4,486 4,195,066
Expedia Group, Inc., 2.95%
,
03/15/31 742 619,157
Fidelity National Information Services,
Inc.
0.63%, 12/03/25 ............ EUR 4,400 4,388,863
1.50%, 05/21/27 ............ 19,800 19,539,877
Fiserv, Inc.
3.80%, 10/01/23 ............ USD 1,220 1,208,632
5.60%, 03/02/33 ............ 4,477 4,643,213
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ 21,761 19,574,019
FLYR, Inc., 7.74%
,
05/1 0/27
(c)
..... 11,894 10,972,215
Flyreel, Inc., 8.00%
,
07/20/23
(c)(m)
... 23,381 22,684,447
Ford Motor Co.
3.25%, 02/12/32 ............ 4,719 3,708,929
6.10%, 08/19/32 ............ 12,129 11,753,681
Ford Motor Credit Co. LLC
5.58%, 03/18/24 ............ 4,822 4,773,105
2.75%, 06/14/24 ............ GBP 2,841 3,329,425
4.54%, 03/06/25 ............ 9,946 11,759,863
6.86%, 06/05/26 ............ 26,289 32,295,525
4.87%, 08/03/27 ............ EUR 5,017 5,277,708
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ USD 2,712 2,439,864
5.00%, 03/01/28 ............ 18,586 16,634,470
Freed Corp., 10.00%
,
12/01/23
(c)
... 27,775 27,150,366
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 9,681 9,317,962
8.25%, 04/15/25 ............ 4,845 4,475,569
FreeWire Technologies, Inc., (3-mo.
CME Term SOFR + 10.00%),
14.91%
,
03/31/25
(b)(c)
......... 17,373 16,591,344
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 18,160 16,509,256
5.00%, 05/01/28 ............ 1,708 1,482,134
8.75%, 05/15/30 ............ 18,687 18,612,439
8.63%, 03/15/31 ............ 15,465 15,143,328
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 16,595 14,814,095
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,340,750
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3,216 2,926,560
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 999 1,067,357
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 12,373 12,437,340
7.13%, 09/30/30 ............ 8,044 8,003,780
General Mills, Inc.
4.20%, 04/17/28 ............ 5,630 5,569,033
3.91%, 04/13/29 ............ EUR 12,930 14,148,901
2.88%, 04/15/30 ............ USD 4,150 3,715,959
General Motors Co., 5.60%
,
10/15/32 8,000 7,832,639
General Motors Financial Co., Inc.,
2.35%
,
02/26/27 ............ 15,000 13,426,550
Georgia-Pacific LLC
(a)
0.95%, 05/15/26 ............ 3,000 2,667,514
Security
Par (000)
Par (000) Value
United States (continued)
2.30%, 04/30/30 ............ USD 5,183 $ 4,469,542
Gilead Sciences, Inc.
3.65%, 03/01/26 ............ 9,590 9,387,447
1.65%, 10/01/30 ............ 7,775 6,400,114
Global Payments, Inc.
4.00%, 06/01/23 ............ 5,600 5,581,033
4.88%, 03/17/31 ............ EUR 10,860 11,765,068
GLP Capital LP
3.35%, 09/01/24 ............ USD 10,317 9,817,348
4.00%, 01/15/31 ............ 3,678 3,155,026
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,096,095
Goldman Sachs Group, Inc. (The)
(1-Day SOFR + 0.79%), 1.09%,
12/09/26
(b)
.............. 12,566 11,253,537
(1-Day SOFR + 0.80%), 1.43%,
03/09/27
(b)
.............. 7,186 6,430,030
(1-Day SOFR + 0.82%), 1.54%,
09/10/27
(b)
.............. 36,586 32,173,628
(1-Day SOFR + 0.91%), 1.95%,
10/21/27
(b)
.............. 7,180 6,414,782
(1-Day SOFR + 1.85%), 3.62%,
03/15/28
(b)
.............. 20,249 19,154,799
7.25%, 04/10/28 ............ GBP 4,900 6,516,763
1.25%, 02/07/29
(d)
........... EUR 51,349 47,247,473
0.88%, 05/09/29
(d)
........... 31,500 28,053,629
(1-Day SOFR + 1.09%), 1.99%,
01/27/32
(b)
.............. USD 8,300 6,630,239
(1-Day SOFR + 1.28%), 2.62%,
04/22/32
(b)
.............. 6,225 5,185,362
(1-Day SOFR + 1.25%), 2.38%,
07/21/32
(b)
.............. 4,150 3,369,320
(1-Day SOFR + 1.26%), 2.65%,
10/21/32
(b)
.............. 20,200 16,690,288
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 18,019 9,220,770
Grand Canyon University
3.25%, 10/01/23 ............ 3,053 3,007,205
5.13%, 10/01/28 ............ 8,775 7,917,068
Graphic Packaging International LLC,
2.63%
,
02/01/29
(d)
........... EUR 1,246 1,170,107
GXO Logistics, Inc., 2.65%
,
07/15/31 USD 9,270 7,210,590
HCA, Inc.
5.38%, 02/01/25 ............ 5,270 5,272,205
4.50%, 02/15/27 ............ 20,000 19,528,876
3.13%, 03/15/27
(a)
........... 5,492 5,104,683
5.88%, 02/01/29 ............ 11,080 11,319,585
3.50%, 09/01/30 ............ 8,400 7,481,796
3.63%, 03/15/32
(a)
........... 5,242 4,620,983
Healthpeak OP LLC
1.35%, 02/01/27 ............ 3,840 3,374,210
5.25%, 12/15/32 ............ 3,146 3,155,172
Hewlett Packard Enterprise Co., 5.90%
,
10/01/24 ................. 7,950 8,050,237
Home Depot, Inc. (The)
2.95%, 06/15/29 ............ 16,735 15,462,790
1.38%, 03/15/31 ............ 34,397 27,523,214
4.50%, 09/15/32 ............ 27,450 27,647,605
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 28,500 26,006,250
Honeywell International, Inc., 0.75%
,
03/10/32 ................. EUR 1,247 1,041,207
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ USD 7,145 6,506,308
HSBC USA, Inc., 5.63%
,
03/17/25 .. 10,000 10,018,805
Humana, Inc., 0.65%
,
08/03/23 .... 10,760 10,607,738

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ USD 349 $ 307,624
5.25%, 08/15/27
(a)
........... 327 267,323
4.75%, 01/15/28
(a)
........... 218 172,220
Illumina, Inc., 5.80%
,
12/12/25 ..... 3,000 3,027,708
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ............ 8,750 8,265,758
4.35%, 06/15/29 ............ 8,300 8,186,821
1.85%, 09/15/32 ............ 14,150 11,082,407
International Business Machines Corp.,
1.95%
,
05/15/30 ............ 20,800 17,377,577
Iron Mountain UK plc, 3.88%
,
11/15/25
(d)
................ GBP 6,724 7,868,468
Jacobs Engineering Group, Inc., 5.90%
,
03/01/33 ................. USD 5,435 5,440,639
John Deere Capital Corp., 4.15%
,
09/15/27 ................. 5,275 5,247,222
JPMorgan Chase & Co.
(b)
(1-Day SOFR + 1.85%), 2.08%,
04/22/26 ............... 7,430 6,952,487
(1-Day SOFR + 1.32%), 4.08%,
04/26/26 ............... 22,913 22,495,645
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(d)
... GBP 12,200 13,733,865
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27
(d)
.............. EUR 6,000 5,978,267
(1-Day SOFR + 1.56%), 4.32%,
04/26/28 ............... USD 54,985 53,636,111
(3-mo. EURIBOR + 0.84%), 1.64%,
05/18/28
(d)
.............. EUR 14,100 13,818,394
(1-Day SOFR + 1.89%), 2.18%,
06/01/28 ............... USD 6,997 6,267,612
(1-Day SOFR + 1.99%), 4.85%,
07/25/28 ............... 18,535 18,501,815
(3-mo. EURIBOR + 1.13%), 1.96%,
03/23/30
(d)
.............. EUR 8,000 7,658,236
(3-mo. LIBOR USD + 1.16%),
3.70%, 05/06/30 .......... USD 22,213 20,648,897
(1-Day SOFR + 1.51%), 2.74%,
10/15/30 ............... 6,225 5,434,234
(3-mo. CME Term SOFR + 1.11%),
1.76%, 11/19/31 .......... 8,300 6,587,382
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 118 116,525
Keurig Dr Pepper, Inc., 3.95%
,
04/15/29 20,275 19,437,518
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
1,984 1,909,600
Kraft Heinz Foods Co.
4.13%, 07/01/27
(d)
........... GBP 2,985 3,552,433
3.75%, 04/01/30 ............ USD 10,375 9,811,751
4.25%, 03/01/31 ............ 6,910 6,686,558
Kronos International, Inc., 3.75%
,
09/15/25
(d)
................ EUR 4,487 4,454,407
Lessen, Inc., (3-mo. CME Term SOFR +
5.00%), 9.51%
,
01/05/28
(a)(b)(c)
... USD 39,939 38,340,992
Level 3 Financing, Inc.
(a)
4.63%, 09/15/27 ............ 3,705 2,227,631
4.25%, 07/01/28 ............ 2,148 1,211,902
Liberty Mutual Group, Inc., (5-Year
EUR Swap Annual + 3.70%), 3.63%
,
05/23/59
(b)(d)
............... EUR 13,075 12,974,551
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(m)
............... USD 4,313 2,372,150
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 16,999 11,176,843
Security
Par (000)
Par (000) Value
United States (continued)
Litigation Systems, Inc., 4.00%
,
10/30/27
(c)
................ USD 10,044 $ 9,680,295
Lowe's Cos., Inc.
4.80%, 04/01/26 ............ 3,787 3,808,617
3.35%, 04/01/27 ............ 9,489 9,096,137
3.10%, 05/03/27 ............ 10,000 9,502,614
4.50%, 04/15/30 ............ 6,225 6,151,675
1.70%, 10/15/30 ............ 12,800 10,349,270
2.63%, 04/01/31 ............ 16,300 13,931,608
3.75%, 04/01/32 ............ 4,150 3,831,901
5.15%, 07/01/33 ............ 7,155 7,223,217
5.75%, 07/01/53 ............ 1,180 1,202,403
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 10,019,965
Marvell Technology, Inc., 4.20%
,
06/22/23 ................. 4,145 4,127,300
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 7,992,627
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 450,885
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 33,107 33,107,000
Maxar Technologies, Inc., 7.75%
,
06/15/27
(a)
................ 13,604 14,215,340
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 45,890 39,809,575
Medtronic Global Holdings SCA
2.63%, 10/15/25 ............ EUR 4,940 5,235,548
4.25%, 03/30/28 ............ USD 10,429 10,412,380
3.13%, 10/15/31 ............ EUR 3,800 4,014,364
Metropolitan Life Global Funding I,
1.88%
,
01/11/27
(a)
........... USD 637 569,208
MGM Resorts International
5.75%, 06/15/25 ............ 109 108,738
4.63%, 09/01/26 ............ 391 369,790
5.50%, 04/15/27 ............ 1,517 1,471,677
Microchip Technology, Inc.
4.33%, 06/01/23 ............ 6,377 6,353,624
2.67%, 09/01/23 ............ 2,173 2,142,518
0.97%, 02/15/24 ............ 15,588 14,964,440
Micron Technology, Inc., 5.88%
,
02/09/33 ................. 7,980 8,068,198
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 6,911 6,007,965
Mondelez International Holdings
Netherlands BV, 1.25%
,
09/24/26
(a)
983 874,935
Moody's Corp., 0.95%
,
02/25/30 .... EUR 5,454 4,943,051
Morgan Stanley
(b)
(1-Day SOFR + 1.30%), 5.05%,
01/28/27 ............... USD 18,497 18,445,353
(1-Day SOFR + 0.86%), 1.51%,
07/20/27 ............... 1,562 1,388,108
(1-Day SOFR + 1.00%), 2.48%,
01/21/28 ............... 21,862 19,968,084
(1-Day SOFR + 1.61%), 4.21%,
04/20/28 ............... 31,932 30,988,573
(3-mo. EURIBOR + 0.87%), 0.50%,
10/26/29 ............... EUR 7,900 7,024,003
(3-mo. LIBOR USD + 1.63%),
4.43%, 01/23/30 .......... USD 2,075 2,001,371
(1-Day SOFR + 1.14%), 2.70%,
01/22/31 ............... 20,200 17,396,337
(1-Day SOFR + 3.12%), 3.62%,
04/01/31 ............... 6,640 6,072,068

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
(1-Day SOFR + 1.03%), 1.79%,
02/13/32 ............... USD 8,300 $ 6,515,999
(3-mo. EURIBOR + 1.25%), 2.95%,
05/07/32 ............... EUR 34,000 33,498,162
(3-mo. EURIBOR + 0.83%), 1.10%,
04/29/33 ............... 20,000 16,481,537
MPLX LP
5.00%, 03/01/33 ............ USD 102 99,814
5.65%, 03/01/53 ............ 137 131,749
MPT Operating Partnership LP, 3.33%
,
03/24/25 ................. EUR 5,767 5,187,076
National Grid North America, Inc.,
1.05%
,
01/20/31
(d)
........... 3,871 3,370,696
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ USD 2,465 2,236,987
5.50%, 08/15/28 ............ 7,695 6,598,463
5.13%, 12/15/30 ............ 7,284 5,597,208
5.75%, 11/15/31 ............ 3,441 2,669,057
Netflix, Inc., 4.63%
,
05/15/29 ...... EUR 5,416 5,982,972
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ USD 2,117 1,958,073
New York Life Global Funding, 4.35%
,
09/16/25
(d)
................ GBP 5,880 7,147,942
Newmont Corp.
2.80%, 10/01/29 ............ USD 8,035 7,105,155
2.25%, 10/01/30 ............ 15,869 13,331,014
2.60%, 07/15/32 ............ 20,362 17,042,702
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ 2,431 2,246,318
4.75%, 11/01/28 ............ 4,104 3,649,974
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 ............ 3,348 3,405,927
4.63%, 07/15/27 ............ 5,000 4,986,537
1.90%, 06/15/28 ............ 4,475 3,929,511
Nine Energy Service, Inc., 13.00%
,
02/01/28 ................. 8,064 7,660,800
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
14,916 15,451,783
NVIDIA Corp.
2.85%, 04/01/30 ............ 22,498 20,483,911
2.00%, 06/15/31 ............ 31,985 26,910,178
OA Leasing Corp., 8.00%
,
01/21/24
(c)
AUD 3,090 2,034,528
OI European Group BV
(d)
3.13%, 11/15/24 ............ EUR 630 667,118
2.88%, 02/15/25 ............ 4,779 5,035,384
Olympus Water US Holding Corp.
7.13%, 10/01/27
(a)
........... USD 5,254 4,933,506
3.88%, 10/01/28
(d)
........... EUR 4,804 4,215,164
Oncor Electric Delivery Co. LLC
5.75%, 03/15/29 ............ USD 11,227 11,908,746
2.75%, 05/15/30 ............ 9,000 8,018,499
Oracle Corp.
5.80%, 11/10/25 ............ 2,765 2,834,028
2.30%, 03/25/28 ............ 6,775 6,063,106
2.95%, 04/01/30 ............ 8,400 7,416,814
2.88%, 03/25/31 ............ 8,300 7,102,326
6.25%, 11/09/32 ............ 12,276 13,203,470
4.90%, 02/06/33 ............ 13,444 13,167,953
Organon & Co., 2.88%
,
04/30/28
(d)
.. EUR 5,200 4,955,623
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ USD 283 254,935
4.63%, 03/15/30 ............ 218 181,805
Pacific Gas & Electric Co.
3.85%, 11/15/23 ............ 6,410 6,316,425
3.25%, 02/16/24 ............ 353 345,698
4.95%, 06/08/25 ............ 6,440 6,362,755
Security
Par (000)
Par (000) Value
United States (continued)
5.45%, 06/15/27 ............ USD 1,771 $ 1,752,378
6.15%, 01/15/33 ............ 6,430 6,599,577
Pacific Life Global Funding II, 4.90%
,
04/04/28
(a)
................ 10,000 10,003,690
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 12,544 9,941,120
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 9,753 8,390,506
Parker-Hannifin Corp., 3.25%
,
06/14/29 15,000 13,817,162
PDC Energy, Inc., 5.75%
,
05/15/26 .. 261 254,070
Penske Truck Leasing Co. LP, 5.55%
,
05/01/28
(a)
................ 10,000 9,982,945
Permian Resources Operating LLC
(a)
5.38%, 01/15/26 ............ 31,270 29,638,716
7.75%, 02/15/26 ............ 1,526 1,529,815
6.88%, 04/01/27 ............ 4,962 4,854,428
5.88%, 07/01/29 ............ 2,835 2,684,433
Pfizer, Inc., 2.63%
,
04/01/30 ...... 9,539 8,611,209
Pioneer, Inc., 10.50%
,
11/18/30
(a)(b)(c)
. 27,272 26,726,560
Pitney Bowes, Inc.
4.63%, 03/15/24 ............ 173 171,928
6.88%, 03/15/27
(a)
........... 29,790 23,592,786
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,750 1,456,875
PPG Industries, Inc., 3.75%
,
03/15/28 7,000 6,727,084
Prologis Euro Finance LLC, 4.25%
,
01/31/43 ................. EUR 3,200 3,114,875
Prologis LP
2.25%, 01/15/32 ............ USD 2,751 2,262,708
4.63%, 01/15/33 ............ 6,898 6,817,208
Rand Parent LLC, 8.50%
,
02/15/30
(a)
24,036 22,593,840
Realty Income Corp.
4.88%, 06/01/26 ............ 1,000 994,662
3.65%, 01/15/28 ............ 7,400 6,962,563
5.63%, 10/13/32 ............ 6,400 6,645,725
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ 10,845 10,892,538
Republic Services, Inc.
4.88%, 04/01/29 ............ 4,640 4,690,193
5.00%, 04/01/34 ............ 2,202 2,243,452
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 772,251
Rocket Mortgage LLC
(a)
2.88%, 10/15/26 ............ 16,070 14,382,650
3.63%, 03/01/29 ............ 10,254 8,803,572
3.88%, 03/01/31 ............ 695 576,252
Royalty Pharma plc
0.75%, 09/02/23 ............ 2,116 2,063,224
2.20%, 09/02/30 ............ 8,000 6,534,547
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 16,640 15,674,880
7.38%, 09/01/25 ............ 5,040 4,503,215
11.25%, 12/15/27 ........... 4,842 4,511,969
Santander Holdings USA, Inc., (1-Day
SOFR + 2.36%), 6.50%
,
03/09/29
(b)
7,880 7,872,734
SC Johnson & Son, Inc., 3.35%
,
09/30/24
(a)
................ 1,210 1,178,905
SCIL IV LLC
(d)
4.38%, 11/01/26 ............ EUR 481 479,282
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 6.86%, 11/01/26
(b)
... 2,347 2,500,778

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Seagate HDD Cayman, 9.63%
,
12/01/32
(a)
................ USD 11,980 $ 13,425,593
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 26,248 25,460,560
Sempra Energy, 3.70%
,
04/01/29 ... 5,806 5,390,638
Service Properties Trust
4.35%, 10/01/24 ............ 4,105 3,926,473
4.50%, 03/15/25 ............ 2,878 2,644,532
7.50%, 09/15/25 ............ 8,341 8,230,461
5.50%, 12/15/27 ............ 1,318 1,179,610
Sherwin-Williams Co. (The), 2.95%
,
08/15/29 ................. 18,240 16,377,750
Shire Acquisitions Investments Ireland
DAC
2.88%, 09/23/23 ............ 4,195 4,143,764
3.20%, 09/23/26 ............ 6,000 5,708,285
Silgan Holdings, Inc.
3.25%, 03/15/25 ............ EUR 6,300 6,647,511
2.25%, 06/01/28 ............ 3,500 3,199,817
Sirius XM Radio, Inc., 5.00%
,
08/01/27
(a)
................ USD 1,302 1,218,945
Sitio Royalties Corp., (3-mo. CME Term
SOFR at 1.50% Floor + 6.50%),
11.08%
,
09/21/26
(b)(c)
......... 54,548 53,664,642
Skyworks Solutions, Inc., 0.90%
,
06/01/23 ................. 8,280 8,210,437
Southern California Edison Co.
5.30%, 03/01/28 ............ 5,525 5,663,603
2.85%, 08/01/29 ............ 3,800 3,398,476
2.75%, 02/01/32 ............ 11,150 9,570,683
5.95%, 11/01/32 ............ 4,925 5,334,990
5.70%, 03/01/53 ............ 2,261 2,352,683
Southern Co. (The), (5-Year EUR Swap
Annual + 2.11%), 1.88%
,
09/15/81
(b)
EUR 30,049 25,671,308
Southern Power Co., 1.85%
,
06/20/26 5,500 5,622,684
Spirit AeroSystems, Inc.
(a)
7.50%, 04/15/25 ............ USD 6,020 6,020,000
9.38%, 11/30/29 ............ 1,730 1,887,863
Sprint LLC, 7.88%
,
09/15/23 ...... 28,192 28,400,452
Sprint Spectrum Co. LLC
(a)
4.74%, 03/20/25 ............ 7,150 7,095,573
5.15%, 03/20/28 ............ 1,845 1,833,239
State Street Corp., (1-Day SOFR +
0.56%), 1.68%
,
11/18/27
(b)
..... 7,050 6,282,500
Steel Dynamics, Inc., 3.45%
,
04/15/30 20,575 18,716,316
Stellantis NV, 3.38%
,
07/07/23
(d)
.... EUR 4,110 4,457,072
Stem, Inc., 0.50%
,
12/01/28
(a)(m)
.... USD 1,234 697,147
Summer BC Bidco B LLC, 5.50%
,
10/31/26
(a)
................ 875 744,015
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(c)
........ 3,542 3,502,735
Sun Country, Inc.
(c)
Series 2019-1B, 4.70%, 12/15/25 3,445 3,319,965
4.84%, 03/15/31 ............ 8,194 8,041,255
Sunoco LP
5.88%, 03/15/28 ............ 3,502 3,361,920
4.50%, 04/30/30 ............ 8,738 7,902,385
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 16,966 14,863,201
Targa Resources Corp., 6.50%
,
02/15/53 ................. 6,738 6,896,184
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 4,828 4,736,411
Security
Par (000)
Par (000) Value
United States (continued)
TEGNA, Inc.
4.63%, 03/15/28 ............ USD 8,272 $ 7,217,320
5.00%, 09/15/29 ............ 4,796 4,145,207
Tenet Healthcare Corp.
6.25%, 02/01/27 ............ 653 642,154
5.13%, 11/01/27 ............ 653 626,913
4.63%, 06/15/28 ............ 861 794,152
4.25%, 06/01/29 ............ 34,027 30,784,567
4.38%, 01/15/30 ............ 17,771 15,949,472
6.13%, 06/15/30
(a)
........... 6,609 6,519,779
Texas Capital Bank NA, (3-mo. LIBOR
USD + 4.50%), 9.66%
,
09/30/24
(a)(b)
33,200 32,207,241
Thermo Fisher Scientific Finance I BV,
0.00%
,
11/18/25 ............ EUR 4,400 4,369,967
T-Mobile USA, Inc.
3.75%, 04/15/27 ............ USD 8,000 7,690,185
2.05%, 02/15/28 ............ 5,298 4,700,888
2.40%, 03/15/29 ............ 8,314 7,243,238
3.38%, 04/15/29 ............ 27,510 25,080,521
3.88%, 04/15/30 ............ 14,395 13,507,025
2.88%, 02/15/31 ............ 8,400 7,246,165
3.50%, 04/15/31 ............ 6,225 5,597,324
2.70%, 03/15/32 ............ 8,275 6,970,467
Topaz Solar Farms LLC, 5.75%
,
09/30/39
(a)
................ 9,747 9,227,383
Toyota Motor Credit Corp., 3.05%
,
03/22/27 ................. 2,414 2,290,511
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 2,888 2,971,954
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 3,032 3,092,640
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 11,685 11,100,750
5.70%, 06/15/28 ............ 562 540,756
UGI International LLC, 2.50%
,
12/01/29
(d)
................ EUR 3,036 2,566,734
Union Pacific Corp.
3.70%, 03/01/29 ............ USD 4,150 4,027,912
2.40%, 02/05/30 ............ 2,215 1,948,179
4.95%, 05/15/53 ............ 3,940 3,988,556
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 16,105 15,241,933
UnitedHealth Group, Inc.
3.38%, 04/15/27 ............ 8,090 7,790,255
3.88%, 12/15/28 ............ 8,171 8,004,843
4.25%, 01/15/29 ............ 30,000 29,778,548
2.30%, 05/15/31 ............ 10,840 9,287,509
4.20%, 05/15/32 ............ 8,300 8,135,032
5.35%, 02/15/33 ............ 34,085 36,225,262
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 12,163 11,798,110
US Bancorp, (1-Day SOFR + 0.73%),
2.22%
,
01/27/28
(b)
........... 8,228 7,388,575
Vantage Drilling International, 9.50%
,
02/15/28
(a)
................ 9,053 8,873,841
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 1,293 1,578,613
2.63%, 08/15/26 ............ USD 878 829,990
4.13%, 03/16/27 ............ 4,800 4,757,477
2.10%, 03/22/28 ............ 8,000 7,126,569
1.13%, 11/03/28 ............ GBP 4,900 4,926,986
3.88%, 02/08/29 ............ USD 5,000 4,830,893
4.02%, 12/03/29 ............ 2,075 1,986,320
3.15%, 03/22/30 ............ 12,450 11,340,809
1.68%, 10/30/30 ............ 13,225 10,674,836
2.55%, 03/21/31 ............ 30,538 26,015,052

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
2.36%, 03/15/32 ............ USD 8,300 $ 6,809,306
4.50%, 08/10/33 ............ 10,000 9,662,546
1.13%, 09/19/35 ............ EUR 1,823 1,428,382
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
USD 6,269 5,531,483
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... 11,391 10,696,149
VICI Properties LP
5.63%, 05/01/24
(a)
........... 9,193 9,112,607
3.50%, 02/15/25
(a)
........... 12,437 11,786,714
4.50%, 09/01/26
(a)
........... 434 408,245
4.25%, 12/01/26
(a)
........... 6,271 5,850,945
5.75%, 02/01/27
(a)
........... 4,419 4,337,831
3.75%, 02/15/27
(a)
........... 8,266 7,630,884
3.88%, 02/15/29
(a)
........... 5,000 4,445,600
4.63%, 12/01/29
(a)
........... 5,361 4,880,197
4.95%, 02/15/30 ............ 7,775 7,295,803
4.13%, 08/15/30
(a)
........... 10,119 8,937,974
5.13%, 05/15/32 ............ 12,876 12,130,995
5.63%, 05/15/52 ............ 4,700 4,232,209
Vistra Operations Co. LLC
(a)
3.55%, 07/15/24 ............ 19,463 18,792,925
5.13%, 05/13/25 ............ 9,423 9,182,954
5.00%, 07/31/27 ............ 4,883 4,616,876
VMware, Inc.
4.65%, 05/15/27 ............ 7,659 7,540,677
4.70%, 05/15/30 ............ 26,083 25,320,945
2.20%, 08/15/31 ............ 4,150 3,285,594
Walt Disney Co. (The)
2.00%, 09/01/29 ............ 14,615 12,684,786
3.80%, 03/22/30 ............ 4,150 4,001,021
2.65%, 01/13/31 ............ 22,455 19,840,572
Washington Mutual Bank
(c)(g)(p)
0.00%, 12/31/49
(b)
........... 25,126 2
0.00%, 12/31/49
(l)
........... 15,753 2
Washington Mutual Escrow Bonds
(c)(g)(p)
0.00%, 11/06/09 ............ 45,161 112,903
0.00%, 09/19/17
(l)
........... 2,631 —
Washington Mutual, Inc., 0.00%
,
12/31/49
(b)(c)(g)(p)
............. 14,745 1
Waste Management, Inc., 1.15%
,
03/15/28 ................. 12,000 10,280,568
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 2,612,238
Wells Fargo & Co.
(b)
(Sterling Overnight Index Average +
1.28%), 3.47%, 04/26/28
(d)
... GBP 11,300 12,749,869
(1-Day SOFR + 1.98%), 4.81%,
07/25/28 ............... USD 11,604 11,458,526
(3-mo. EURIBOR + 1.85%), 1.74%,
05/04/30
(d)
.............. EUR 19,700 18,427,651
(1-Day SOFR + 1.26%), 2.57%,
02/11/31 ............... USD 10,000 8,474,379
Wells Fargo Bank NA, 5.25%
,
08/01/23
(d)
................ GBP 16,100 19,781,715
Welltower OP LLC
4.25%, 04/15/28 ............ USD 7,400 7,076,903
2.05%, 01/15/29 ............ 7,945 6,626,490
2.75%, 01/15/32 ............ 15,000 12,262,948
Western Digital Corp., 1.50%
,
02/01/24
(e)(m)
............... 17,400 16,773,600
WMG Acquisition Corp., 2.25%
,
08/15/31
(d)
................ EUR 2,330 2,003,557
Workday, Inc., 3.70%
,
04/01/29 .... USD 11,600 10,874,017
WRKCo, Inc.
3.90%, 06/01/28 ............ 10,557 10,043,125
4.90%, 03/15/29 ............ 5,469 5,378,041
Security
Par (000)
Par (000) Value
United States (continued)
Wynn Las Vegas LLC
(a)
5.50%, 03/01/25 ............ USD 6,417 $ 6,296,681
5.25%, 05/15/27 ............ 1,624 1,534,680
Wynn Resorts Finance LLC
(a)
7.75%, 04/15/25 ............ 8,896 9,069,594
5.13%, 10/01/29 ............ 8,102 7,359,533
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 30,255 28,544,836
XHR LP
(a)
6.38%, 08/15/25 ............ 2,317 2,272,861
4.88%, 06/01/29 ............ 3,000 2,544,262
5,184,645,877
Zambia — 0.0%
First Quantum Minerals Ltd., 7.50%
,
04/01/25
(a)
................ 6,160 6,120,299
Total Corporate Bonds — 28.7%
(Cost: $11,405,983,843) ........................... 10,814,799,691
Floating Rate Loan Interests
Canada — 0.0%
(b)
Arterra Wines Canada, Inc., Term Loan
B1, (3-mo. LIBOR USD at 0.75%
Floor + 3.50%), 8.66%
,
 11/24/27
(j)
. 990 967,354
WestJet Airlines Ltd., Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
3.00%), 7.86%
,
 12/11/26 ....... 6 5,450
972,804
European Union — 0.1%
Project Casavo, Term Loan, (3-mo.
EURIBOR + 3.35%), 0.00% -
5.73%
,
 01/01/28
(b)(c)
.......... EUR 40,000 42,620,850
France — 0.0%
Tarkett Participation, Facility Term
Loan B, (6-mo. EURIBOR + 3.68%),
6.43%
,
 04/21/28
(b)
........... 1,888 1,855,594
Germany — 0.0%
(b)
Minimax Viking GmbH, Facility
Term Loan B1C, (1-mo. LIBOR
USD at 0.75% Floor + 2.50%),
7.34%
,
 07/31/25
(c)(j)
.......... USD 990 988,383
Rain Carbon, Inc., Term Loan,
(3-mo. EURIBOR + 2.75%),
5.63%
,
 01/16/25
(c)
........... EUR 1,300 1,378,128
Springer Nature Deutschland GmbH,
Term Loan B18, (3-mo. LIBOR
USD at 0.75% Floor + 3.00%),
8.16%
,
 08/14/26
(j)
........... USD 1,000 996,880
Tele Columbus AG, Facility Term Loan
A3, (3-mo. EURIBOR + 3.50%),
6.52%
,
 10/15/24
(c)
........... EUR 3,100 2,546,677
TK Elevator Midco GmbH, Facility
Term Loan B1, (6-mo. LIBOR
USD at 0.50% Floor + 3.50%),
8.60%
,
 07/30/27
(j)
........... USD 993 965,532
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR +
4.50%), 7.44%
,
 10/02/26 ...... EUR 4,000 2,909,410
9,785,010

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.1%
New Look Corp. Ltd., Term Loan
(c)
(6-mo. LIBOR USD + 0.00%),
16.50%, 11/10/27
(b)
........ GBP 232 $ 214,851
0.00%, 11/09/29
(q)
........... 161 3,972
Vita Global FinCo Ltd., Facility Term
Loan, (SONIA 6 Month + 7.00%),
11.18%
,
 07/06/27
(b)
.......... 7,644 8,792,563
Vita Global FinCo Ltd., Term Loan,
(6-mo. EURIBOR + 7.00%),
9.44%
,
 07 /0 6 /2 7
(b)
........... EUR 12,739 12,866,493
21,877,879
Luxembourg — 0.1%
(b)
AEA International Holdings SARL,
1st Lien Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 3.75%),
8.94%
,
 09/07/28
(c)
........... USD 7,316 7,261,319
Icon plc, Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
7.41%
,
 07/03/28
(j)
........... 673 670,590
Jazz Pharmaceuticals plc, Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%
,
 05/05/28
(j)
...... 1,339 1,332,217
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw Term
Loan, (3-mo. LIBOR USD + 9.25%),
13.93%
,
 01/01/28
(c)
.......... 2,850 2,821,363
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(3-mo. LIBOR USD + 11.50%),
13.98%
,
 05/27 /2 6
(c)
.......... 18,361 18,177,475
Rainbow UK Holdco Ltd., Facility
Term Loan B2, (6-mo. EURIBOR +
3.50%), 6.70%
,
 02/24/29 ...... EUR 2,600 2,651,392
32,914,356
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (3-mo. LIBOR USD +
3.75%), 0.00%
,
 02/21/24
(b)(c)(g)(p)
.. USD 2,240 168,000
Netherlands — 0.1%
(b)
Columbus Finance BV, Facility Term
Loan B, 01/01/38
(r)
........... EUR 5,600 4,872,043
Median BV, Facility Term Loan B1,
(6-mo. EURIBOR + 5.00%),
7.75%
,
 10/14/27 ............ 9,000 8,391,004
Nouryon Finance BV, Term Loan,
(3-mo. CME Term SOFR + 3.00%),
7.53%
,
 10/01/25
(j)
........... USD 990 980,733
14,243,780
Spain — 0.2%
(b)
Challenger, Term Loan, (1-
mo. EURIBOR + 3.25%),
5.16%
,
 01/01/28
(c)
........... EUR 33,291 35,472,311
Galapagos, Term Loan, (3-
mo. EURIBOR + 3.90%),
0.00%
,
 0 3 /01/2 6 ............ 32,244 34,969,050
70,441,361
United Kingdom — 0.2%
(b)
Connect Finco SARL, Term Loan
(1-mo. LIBOR USD at 1.00% Floor +
3.50%), 8.35%, 12/11/26
(b)(j)
... USD 15,248 15,134,105
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Emerald 2 Ltd., 1st Lien Term Loan
B1, (3-mo. LIBOR USD + 3.25%),
8.41%
,
 07/12/28
(j)
........... USD 990 $ 976,397
Froneri International Ltd., Facility 1st
Lien Term Loan B2, (3-mo. LIBOR
USD + 2.25%), 7.41%
,
 01/29/27
(j)
. 990 974,401
Ineos Quattro Holdings UK Ltd.,
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.59%
,
 01/29/26
(j)
........... 990 978,045
Mercia, Term Loan A1, (3-mo. LIBOR
GBP + 2.40%), 4.52%
,
 04 /0 8 /2 6
(c)
GBP 9,371 11,450,023
Mercia, Term Loan A2, (3-mo. LIBOR
GBP + 2.40%), 4.52%
,
 01/01/28
(c)
28,574 34,912,368
Mercia, Term Loan B1, (3-mo. LIBOR
GBP + 2.40%), 4.52%
,
 01/01/28
(c)
1,646 2,011,068
Misys Ltd., 1st Lien Term Loan, (3-mo.
EURIBOR at 1.00% Floor + 3.00%),
5.49%
,
 06/13/24 ............ EUR 5,384 5,227,752
Virgin Media SFA Finance Ltd., Facility
Term Loan M, 11/15/27
(r)
....... GBP 5,100 5,945,335
77,609,494
United States — 3.2%
Adeia, Inc., Term Loan B, (1-mo. LIBOR
USD + 3.50%), 8.35%
,
 06/08/28
(b)(j)
USD 1,281 1,262,517
Advantage Sales & Marketing, Inc.,
1st Lien Term Loan, (3-mo. LIBOR
USD at 0.75% Floor + 4.50%),
9.29%
,
 10/28/27
(b)(j)
.......... 990 846,342
Ahead DB Holdings LLC, 1st Lien
Term Loan B, (3-mo. LIBOR
USD at 0.75% Floor + 3.75%),
8.91%
,
 10/18/27
(b)(j)
.......... 990 968,889
AHP Health Partners, Inc., Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%
,
 08/24/28
(b)(j)
..... 742 727,613
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)
(1-mo. LIBOR USD + 3.75%),
8.59%, 02/02/26 .......... 8,187 7,798,554
(1-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.53%, 02/02/26 .... 3,282 3,126,082
AIT Worldwide Logistics Holdings, Inc.,
1st Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 4.75%),
9.45%
,
 04/06/28
(b)(j)
.......... 990 953,648
AlixPartners LLP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor +
2.75%), 7.61%
,
 02/04/28
(b)(j)
..... 990 985,256
Allied Universal Holdco LLC,
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.66%
,
 05/12/28
(b)
........... 7,388 7,003,943
Allspring Buyer LLC, Term Loan, (3-
mo. LIBOR USD at 0.50% Floor +
3.00%), 8.19%
,
 11/01/28
(b)(j)
..... 993 987,746
Alorica, Inc., Term Loan, (6-mo. CME
Term SOFR at 1.50% Floor +
6.88%), 11.57%
,
 12/21/27
(b)(c)
.... 22,736 22,508,393
Altar BidCo, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.10%), 5.50% -
7.99%
,
 02/01/29
(b)(j)
.......... 993 942,051

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.49%
,
 02/01/30
(b)
USD 19,953 $ 17,458,701
Altice France SA, Term Loan B14,
(3-mo. CME Term SOFR + 5.50%),
10.17%
,
 08/15/28
(b)(c)(j)
........ 992 942,617
Amentum Government Services
Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 4.00%), 8.76% -
9.03%
,
 02/15/29
(b)(j)
.......... 993 968,104
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.05%
,
 12/30/27
(b)
.......... 5,941 5,120,815
American Builders & Contractors
Supply Co., Inc., Term Loan, (1-
mo. CME Term SOFR + 2.00%),
6.91%
,
 01/15/27
(b)(j)
.......... 990 982,994
American Rock Salt Co. LLC, 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 4.00%),
8.84%
,
 06/09/28
(b)
........... 2,351 2,259,983
AMF MF Portfolio, Term Loan,
6.67%
,
 1 1/0 6 /28
(c)(q)
.......... 4,446 4,401,959
AmWINS Group, Inc., Term Loan,
(1-mo. LIBOR USD at 0.75% Floor +
2.25%), 7.09%
,
 02/19/28
(b)(j)
..... 990 976,714
Apex Group Treasury Ltd., 1st
Lien Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 3.75%),
8.56%
,
 07/27/28
(b)(j)
.......... 990 962,726
Apex Tool Group LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
10.09%
,
 02/08/29
(b)
.......... 13,633 11,944,158
AppLovin Corp., Term Loan, (1-mo.
CME Term SOFR + 3.35%),
8.16%
,
 08/15/25
(b)(j)
.......... 990 985,537
APX Group, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor +
3.25%), 8.25% - 10.25%
,
 07/10/28
(b)
(j)
....................... 992 986,081
Arches Buyer, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 8.16%
,
 12/06/27
(b)(j)
..... 997 937,393
Array Tech, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor +
3.25%), 8.17%
,
 10/14/27
(b)(j)
..... 925 905,727
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 3.75%),
8.59%
,
 11/24/27
(b)
........... 4,860 4,730,374
Ascend Performance Materials
Operations LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
4.75%), 9.71%
,
 08/27/26
(b)(j)
..... 990 971,620
Astoria Energy LLC, Term Loan B,
(1-mo. LIBOR USD at 1.00% Floor +
3.50%), 8.35%
,
 12/10/27
(b)(j)
..... 990 979,635
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR + 10.00%),
14.48%
,
 12/15/27
(b)
.......... 959 230,127
Security
Par (000)
Par (000) Value
United States (continued)
B&G Foods, Inc., Term Loan B4,
(1-mo. LIBOR USD + 2.50%),
7.34%
,
 10/10/26
(b)(j)
.......... USD 820 $ 795,884
Bakelite US Holdco, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.05%
,
 05/29/29
(b)
15,236 14,474,074
Bally's Corp., Facility Term Loan B
(1-mo. LIBOR USD at 0.50% Floor +
3.25%), 7.96%, 10/02/28
(b)(j)
... 31,061 29,591,814
BCP Renaissance Parent LLC,
Term Loan B3, (3-mo. CME Term
SOFR at 1.00% Floor + 3.50%),
8.40%
,
 11/02/26
(b)(j)
.......... 990 979,432
BCPE North Star US Holdco 2, Inc.,
1st Lien Term Loan, (3-mo. LIBOR
USD at 0.75% Floor + 4.00%),
9.16%
,
 06/09/28
(b)
........... 10,106 9,246,792
Beacon Roofing Supply, Inc., Term
Loan, (1-mo. LIBOR USD + 2.25%),
7.09%
,
 05/19/28
(b)(j)
.......... 990 982,916
Belron Group SA, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor +
2.43%), 7.30%
,
 04/13/28
(b)(j)
..... 991 987,721
Broadstreet Partners, Inc., Term Loan,
(1-mo. LIBOR USD + 3.00%),
7.84%
,
 01/27/27
(b)(j)
.......... 990 967,773
Brookfield Property REIT, Inc., Term
Loan B, (1-mo. CME Term SOFR +
2.50%), 7.41%
,
 08/27/25
(b)(j)
..... 983 964,202
Brown Group Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.41%
,
 06/07/28
(b)(j)
989 979,348
Cablevision Lightpath LLC, Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
3.25%), 7.93%
,
 11/30/27
(b)(j)
..... 992 980,189
Caliber Home Loans, Term Loan,
(1-mo. LIBOR USD + 3.25%),
8.18%
,
 07/01/25
(b)(c)
.......... 50,380 50,128,100
Calpine Construction Finance Co. LP,
Term Loan B, (1-mo. LIBOR USD +
2.00%), 6.84%
,
 01/15/25
(b)(j)
..... 990 987,221
Calpine Corp., Term Loan, (1-
mo. LIBOR USD + 2.00%),
6.85%
,
 04/05/26
(b)(j)
.......... 990 982,176
Carnival Corp., Term Loan, (1-mo.
LIBOR USD at 0.75% Floor +
3.00%), 7.84%
,
 06/30/25
(b)(j)
..... 990 974,727
Catalent Pharma Solutions, Inc.,
Term Loan B3, (1-mo. LIBOR
USD at 0.50% Floor + 2.00%),
6.81%
,
 02/22/28
(b)(j)
.......... 990 980,000
CCC Intelligent Solutions, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50%
Floor + 2.25%), 7.09%
,
 09/21/28
(b)(j)
990 980,283
CCI Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.90%
,
 12/17/27
(b)(j)
990 975,258
Central Parent, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
9.15%
,
 07/06/29
(b)(j)
.......... 998 993,091
Centuri Group, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor +
2.50%), 7.45%
,
 08/27/28
(b)(j)
..... 1,487 1,471,505

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
CHG Healthcare Services, Inc., 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.50% Floor + 3.25%),
8.09%
,
 09/29/28
(b)(j)
.......... USD 990 $ 979,278
Chobani LLC, Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
3.50%), 8.42%
,
 10/25/27
(b)(c)(j)
.... 990 979,949
Citadel Securities LP, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.42%
,
 02/02/28
(b)(j)
.......... 990 979,386
City Brewing Co. LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 3.50%), 8.33%
,
 04/05/28
(b)
3,937 1,580,445
Clarios Global LP, 1st Lien Term Loan,
(1-mo. LIBOR USD + 3.25%),
8.09%
,
 04/30/26
(b)(j)
.......... 1,000 992,500
CMG Media Corp., 1st Lien Term Loan
B, (3-mo. LIBOR USD + 3.50%),
8.66%
,
 12/17/26
(b)(j)
.......... 990 872,078
CML Hyatt Lost Pines, Term Loan,
(1-mo. LIBOR USD + 3.55%),
8.01%
,
 09/09/26
(b)(c)
.......... 25,700 25,150,146
CML La Quinta Resort, Term Loan,
(1-mo. LIBOR USD + 3.00%), 0.00%
- 7. 61%
,
 12 /0 9/26
(b)(c)
......... 21,590 20,886,253
CML Lake Tahoe Resort Hotel, Term
Loan, (1-mo. LIBOR USD + 2.90%),
0.00% - 7.47%
,
 10 / 25 / 26
(b)(c)
.... 13,471 12,979,802
CML Paradise Plaza, Term Loan,
(1-mo. LIBOR USD at 0.15% Floor +
3.60%), 0.00% - 8.18%
,
 12 /0 9 / 26
(b)(c)
24,581 23,791,596
CML ST Regis Aspen, Term Loan,
(3-mo. LIBOR USD at 0.10% Floor +
2.90%), 0.00% - 7.46%
,
 01/01/28
(b)(c)
29,614 28,448,995
CML Trigrams, Term Loan, (1-
mo. LIBOR USD + 2.25%),
3.13%
,
 09/15/24
(b)(c)
.......... 48,970 48,545,501
Coherent Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
2.75%), 7.67%
,
 07/02/29
(b)(j)
..... 1,434 1,417,444
Colorado Plaza, Term Loan,
(1-mo. LIBOR USD + 0.00%),
0.00%
,
 05/15/24
(b)(c)(g)(p)
........ 15,894 7,981,118
Conair Holdings LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.50%
Floor + 3.75%), 8.91%
,
 05/17/28
(b)
2,303 2,095,527
ConnectWise LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor +
3.50%), 8.34%
,
 09/29/28
(b)
..... 12,746 12,280,446
Coral US Co., Term Loan B6,
(1-mo. LIBOR USD + 3.00%),
7.68%
,
 10/15/29
(b)(j)
.......... 1,000 984,290
Core & Main LP, Term Loan B, (3-mo.
CME Term SOFR + 2.50%), 7.39% -
7.42%
,
 07/27/28
(b)(c)(j)
......... 1,489 1,477,500
Cornerstone Building Brands, Inc.,
Term Loan B, (1-mo. LIBOR
USD at 0.50% Floor + 3.25%),
7.93%
,
 04/12/28
(b)
........... 11,578 10,145,599
Coty, Inc., Term Loan B, (1-mo.
EURIBOR + 2.50%), 2.50% -
5.01%
,
 04/07/25
(b)
........... EUR 2,265 2,403,701
Security
Par (000)
Par (000) Value
United States (continued)
Covanta Holding Corp., Term Loan B,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.31%
,
 11/30/28
(b)(j)
USD 921 $ 916,019
Covanta Holding Corp., Term Loan C,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.31%
,
 11/30/28
(b)(j)
70 69,309
CP Iris Holdco I, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.41%
,
 10/02/28
(b)
........... 1,717 1,605,694
CP Iris Holdco I, Inc., Delayed Draw 1st
Lien Term Loan, 10/02/28
(b)(r)
.... 308 287,973
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor +
3.50%), 8.41%
,
 02/20/29
(b)(j)
..... 713 709,386
Cushman & Wakefield US Borrower
LLC, Term Loan
(b)(j)
(1-mo. LIBOR USD + 2.75%),
7.59%, 08/21/25 .......... 417 406,020
(1-mo. CME Term SOFR at
0.50% Floor + 3.25%),
8.16%, 01/31/30
(c)
......... 526 506,479
CWGS Group LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor +
2.50%), 7.21% - 7.34%
,
 06/03/28
(b)(j)
990 909,965
Dealer Tire Financial, LLC, Term
Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.31%
,
 12/14/27
(b)(j)
.......... 992 984,339
Diamond (BC) BV, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor +
2.75%), 7.58%
,
 09/29/28
(b)(j)
..... 990 985,490
DirecTV Financing LLC, Term Loan
(1-mo. LIBOR USD at 0.75% Floor +
5.00%), 9.84%, 08/02/27
(b)(j)
... 9,532 9,153,833
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
5.25%), 10.09%
,
 12/21/28
(b)
..... 6,251 5,555,452
DS Parent, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor +
5.75%), 10.79%
,
 12/10/28
(b)
..... 9,500 9,151,334
Dun & Bradstreet Corp. (The), Term
Loan, (1-mo. LIBOR USD + 3.25%),
8.10%
,
 02/06/26
(b)(j)
.......... 963 960,043
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.50%), 12.42%
,
 05/01/28
(b)
11,895 11,783,952
Ecovyst Catalyst Technologies
LLC, Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 2.50%),
7.33%
,
 06/09/28
(b)(j)
.......... 990 980,490
EFS Cogen Holdings I LLC, Term Loan
B, (3-mo. LIBOR USD at 1.00%
Floor + 3.50%), 8.66%
,
 10/01/27
(b)(j)
987 960,034
EIS Group, Ltd., Term Loan
(1-mo. CME Term SOFR at
0.75% Floor + 7.00%),
11.62%, 07/10/28
(b)(c)
....... 31,810 31,253,751
Electron Bidco, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50%
Floor + 3.00%), 7.84%
,
 11/01/28
(b)(j)
990 974,091
Element Materials Technology Group
US Holdings, Inc., Delayed Draw 1st
Lien Term Loan B, 06/22/29
(b)(j)(r)
.. 316 311,447

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Element Materials Technology Group
US Holdings, Inc., Term Loan B,
06/22/29
(b)(j)(r)
............... USD 683 $ 673,116
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.16%
,
 12/29/27
(b)
7,787 7,320,085
Engineered Machinery Holdings, Inc.,
1st Lien Term Loan, (3-mo. LIBOR
USD at 0.75% Floor + 3.50%),
8.66%
,
 05/19/28
(b)(j)
.......... 992 977,286
Ensemble RCM LLC, Term Loan,
(3-mo. CME Term SOFR + 3.75%),
8.53%
,
 08/03/26
(b)(j)
.......... 990 988,259
Entegris, Inc., Term Loan B, (1-mo.
CME Term SOFR + 2.75%), 7.37% -
7.64%
,
 07/06/29
(b)(j)
.......... 1,000 999,580
EP Purchaser LLC, 1st Lien Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.66%
,
 11/06/28
(b)(j)
..... 990 983,199
Evercommerce Solutions, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50%
Floor + 3.25%), 8.09%
,
 07/06/28
(b)(j)
990 979,555
Everi Holdings, Inc., Term Loan B,
(1-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.34%
,
 08/03/28
(b)(j)
..... 982 978,266
EW Scripps Co. (The), Term Loan B3,
(1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.67%
,
 01/07/28
(b)(j)
838 798,855
Fertitta Entertainment LLC, Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.81%
,
 01/27/29
(b)
15,296 15,033,812
FinCo I LLC, Term Loan, (1-mo. LIBOR
USD + 2.50%), 7.34%
,
 06/27/25
(b)(j)
748 747,442
First Advantage Holdings LLC, 1st Lien
Term Loan B1, (1-mo. LIBOR USD +
2.75%), 7.59%
,
 01/31/27
(b)(j)
..... 1,000 993,130
First Eagle Holdings, Inc., Term Loan,
(3-mo. LIBOR USD + 2.50%),
7.66%
,
 02/01/27
(b)(j)
.......... 989 957,959
First Student Bidco, Inc., Term Loan B,
(3-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.14%
,
 07/21/28
(b)(j)
..... 723 690,448
First Student Bidco, Inc., Term Loan C,
(3-mo. LIBOR USD at 0.50% Floor +
3.00%), 8.14%
,
 07/21/28
(b)(j)
..... 270 258,092
Flexera Software LLC, 1st Lien
Term Loan B1, (1-mo. LIBOR
USD at 0.75% Floor + 3.75%),
8.59%
,
 03/03/28
(b)(j)
.......... 990 974,990
Flexsys Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
10.17%
,
 11/01/28
(b)
.......... 4,521 4,072,506
Freeport LNG investments LLLP,
Term Loan B, (3-mo. LIBOR
USD at 0.50% Floor + 3.50%),
8.31%
,
 12/21/28
(b)(j)
.......... 992 959,109
Galaxy Brands, Delayed Draw Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 5.75%), 10.8 2%
,
 06/24 / 23
(b)
(c)
...................... 6,122 6,083,917
Security
Par (000)
Par (000) Value
United States (continued)
Galaxy Brands, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor +
5.75%), 9.07%
,
 1 1/1 2 / 26
(b)(c)
.... USD 28,160 $ 27,103,890
Gates Global LLC, Term Loan B3,
(1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 7.41%
,
 03/31/27
(b)(j)
990 982,628
Genesys Cloud Services Holdings I
LLC, Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 4.00%),
8.84%
,
 12/01/27
(b)(j)
.......... 992 976,120
Global Medical Response, Inc., Term
Loan, (3-mo. LIBOR USD at 1.00%
Floor + 4.25%), 9.24%
,
 10/02/25
(b)(j)
990 689,615
GoodRx, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD + 2.75%),
7.59%
,
 10/10/25
(b)(j)
.......... 990 981,708
GoTo Group, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD + 4.75%),
9.59%
,
 08/31/27
(b)
........... 29,234 16,541,527
Great Outdoors Group LLC, Term Loan
B2, (1-mo. LIBOR USD at 0.75%
Floor + 3.75%), 8.59%
,
 03/06/28
(b)(j)
990 975,724
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 8.00%),
11.29%
,
 07/20/26
(b)(c)
......... 23,920 23,771,696
Griffon Corp., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor +
2.50%), 7.50%
,
 01/24/29
(b)(j)
..... 615 610,387
Grifols Worldwide Operations Ltd.,
Term Loan B, (1-mo. LIBOR USD +
2.00%), 6.84%
,
 11/15/27
(b)(j)
..... 1,000 979,170
Grosvenor Capital Management
Holdings LLLP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor +
2.50%), 7.34%
,
 02/24/28
(b)(j)
..... 990 987,008
GYP Holdings III Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR +
2.50%), 7.42%
,
 06/01/25
(b)(j)
..... 992 990,609
Hamilton Projects Acquiror LLC, Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 4.50%), 9.66%
,
 06/17/27
(b)(j)
893 883,646
Helix Gen Funding LLC, Term Loan,
(1-mo. LIBOR USD at 1.00% Floor +
3.75%), 8.59%
,
 06/03/24
(b)(j)
..... 950 938,543
Herschend Entertainment Co. LLC,
Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.63%, 08/27/28
(b)(j)
... 4,736 4,696,952
Hertz Corp. (The), Term Loan B, (1-
mo. LIBOR USD at 0.50% Floor +
3.25%), 7.89%
,
 06/30/28
(b)(j)
..... 834 827,811
Hertz Corp. (The), Term Loan C, (1-
mo. LIBOR USD at 0.50% Floor +
3.25%), 7.89%
,
 06/30/28
(b)(j)
..... 160 158,386
Hillman Group, Inc. (The), Delayed
Draw Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 2.75%),
2.75% - 7.59%
,
 07/14/28
(b)(j)
..... 15 15,165
Hillman Group, Inc. (The), Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.59%
,
 07/14/28
(b)(j)
..... 798 789,440

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Hilton Grand Vacations Borrower
LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor + 3.00%),
7.84%
,
 08/02/28
(b)(j)
.......... USD 990 $ 988,465
Hilton Washington Dupont Hotel, Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 2.50%), 7.35%
,
 04/25/23
(b)(c)
30,600 29,001,175
Hostess Brands LLC, 1st Lien
Term Loan B, (3-mo. LIBOR
USD at 0.75% Floor + 2.25%),
7.08%
,
 08/03/25
(b)(j)
.......... 903 902,468
Houston Center, Term Loan,
(1-mo. LIBOR USD + 2.10%),
6.78%
,
 01/09/24
(b)(c)
.......... 30,825 26,717,303
HRNI Holdings LLC, Term Loan B,
(1-mo. LIBOR USD at 0.75% Floor +
4.25%), 9.09%
,
 12/11/28
(b)
..... 35,473 34,320,490
Hudson River Trading LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
7.92%
,
 03/20/28
(b)(j)
.......... 990 923,081
Hydrofarm Holdings Group, Inc., Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 5.50%), 10.35%
,
 10/25/28
(b)
(c)
...................... 4,481 3,898,709
Hyland Software, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75%
Floor + 3.50%), 8.34%
,
 07/01/24
(b)(j)
990 976,990
Icon plc, Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
7.00%
,
 07/03/28
(b)(j)
.......... 178 177,649
Imprivata, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor +
3.75%), 8.59%
,
 12/01/27
(b)(j)
..... 990 963,914
Informatica LLC, Term Loan,
(1-mo. LIBOR USD + 2.75%),
7.63%
,
 10/27/28
(b)(j)
.......... 990 980,922
Insulet Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 8.17%
,
 05/04/28
(b)(j)
..... 990 987,143
Interface Security LLC, Term Loan,
(1-mo. LIBOR USD at 1.75% Floor +
7.00%), 12.57%
,
 08/07/23
(b)(c)
... 13,795 12,192,360
IRB Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 7.91%
,
 12/15/27
(b)(j)
..... 995 976,700
Iridium Satellite LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 7.41%
,
 11/04/26
(b)(j)
928 926,329
J&J Ventures Gaming LLC, Term Loan,
(3-mo. LIBOR USD at 0.75% Floor +
4.00%), 9.16%
,
 04/26/28
(b)
..... 7,971 7,695,215
Jack Ohio Finance LLC, Term Loan,
(1-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.59%
,
 10/04/28
(b)
..... 6,092 5,833,269
Jane Street Group LLC, Term Loan,
(1-mo. LIBOR USD + 2.75%),
7.59%
,
 01/26/28
(b)(j)
.......... 990 972,056
KKR Apple Bidco LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50%
Floor + 2.75%), 7.59%
,
 09/22/28
(b)(j)
990 978,481
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.02%
,
 12/22/26
(b)
.......... 3,320 3,204,244
Security
Par (000)
Par (000) Value
United States (continued)
LifePoint Health, Inc., 1st Lien Term
Loan B, (3-mo. LIBOR USD +
3.75%), 8.58%
,
 11/16/25
(b)(j)
..... USD 1,000 $ 950,780
Light and Wonder International, Inc.,
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.96%
,
 04/14/29
(b)(j)
.......... 1,489 1,475,098
LSF11 A5 Holdco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.42%
,
 10/15/28
(b)
5,826 5,640,461
Lummus Technology Holdings V LLC,
Term Loan B, (1-mo. LIBOR USD +
3.50%), 8.34%
,
 06/30/27
(b)(j)
..... 989 971,766
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor +
3.25%), 8.30%
,
 06/21/28
(b)(j)
..... 990 940,428
Marcel LUX IV SARL, Facility Term
Loan B1, (1-mo. LIBOR USD +
3.25%), 8.18%
,
 03/16/26
(b)(c)(j)
.... 992 987,307
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. LIBOR
USD at 1.00% Floor + 7.50%),
12.45%
,
 09/03/26
(b)
.......... 5,534 3,726,175
McAfee Corp., Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor +
3.75%), 8.52%
,
 03/01/29
(b)(j)
..... 993 930,469
Medical Solutions Holdings, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.24%
,
 11/01/28
(b)(j)
.......... 989 959,394
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
11.99%
,
 11/01/29
(b)
.......... 3,210 2,905,050
Medline Borrower LP, Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.09%, 10/23/28
(b)(j)
... 42,987 41,865,265
Mirion Technologies, Inc., Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.48%
,
 10/20/28
(b)(j)
..... 842 834,399
Misys Ltd., 1st Lien Term Loan, (3-mo.
LIBOR USD at 1.00% Floor +
3.50%), 8.33%
,
 06/13/24
(b)
..... 986 919,582
MKS Instruments, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.61%
,
 08/17/29
(b)(j)
1,493 1,482,545
MPH Acquisition Holdings LLC, Term
Loan, (3-mo. LIBOR USD at 0.50%
Floor + 4.25%), 9.20%
,
 09/01/28
(b)(j)
990 845,793
Naked Juice LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.25%
,
 01/24/29
(b)(j)
993 870,363
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.00%
,
 01/24/30
(b)
943 703,318
NASCAR Holdings LLC, Term Loan,
(1-mo. LIBOR USD + 2.50%),
7.34%
,
 10/19/26
(b)(j)
.......... 730 728,873
NFP Corp., Term Loan, (1-mo. LIBOR
USD + 3.25%), 8.09%
,
 02/15/27
(b)(j)
990 963,606
Nielsen Consumer, Inc., Term Loan B,
03/06/28
(b)(r)
............... EUR 7,300 7,184,541

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Northwest Fiber LLC, 1st Lien Term
Loan B2, (1-mo. CME Term SOFR +
3.75%), 8.62%
,
 04/30/27
(b)(j)
..... USD 992 $ 958,315
OD Intermediate SUBI Holdco
II LLC, Term Loan, 0.00% -
10.00%
,
 04/01/26
(c)(q)
......... 35,827 33,785,217
Olaplex, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor +
3.50%), 8.39%
,
 02/23/29
(b)
..... 12,710 11,301,747
Option Care Health, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50%
Floor + 2.75%), 7.59%
,
 10/27/28
(b)(j)
990 985,332
Orbit Private Holdings I Ltd., 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.54%
,
 12/11/28
(b)(c)(j)
......... 990 986,263
Organon & Co., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor +
3.00%), 8.00%
,
 06/02/28
(b)(j)
..... 1,366 1,363,431
OVG Business Services LLC, Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 6.25%), 11.10%
,
 11/ 19 /28
(b)(c)
12,031 11,670,526
Pactiv Evergreen, Inc., Term Loan
B2, (1-mo. LIBOR USD + 3.25%),
8.09%
,
 02/05/26
(b)(j)
.......... 904 899,364
Park Avenue Tower, Term Loan, (1-mo.
LIBOR USD + 2.17%), 0.00% -
7.34%
,
 04/09/23
(b)(c)
.......... 41,664 40,762,068
Park River Holdings, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 3.25%), 8.00%
,
 12/28/27
(b)
2,094 1,921,225
PCI Gaming Authority, Facility Term
Loan B, (1-mo. LIBOR USD +
2.50%), 7.34%
,
 05/29/26
(b)(j)
..... 1,000 998,060
Penn Entertainment, Inc., Facility
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.66%
,
 05/03/29
(b)(j)
.......... 993 989,026
Peraton Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.59%
,
 02/01/28
(b)(j)
990 975,283
Petco Health and Wellness Co., Inc.,
1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor +
3.25%), 8.41%
,
 03/03/28
(b)(j)
..... 972 953,410
PG&E Corp., Term Loan, (1-mo. LIBOR
USD at 0.50% Floor + 3.00%),
7.88%
,
 06/23/25
(b)(j)
.......... 990 985,496
Phoenix Guarantor, Inc., 1st Lien Term
Loan B1, (1-mo. LIBOR USD +
3.25%), 8.09%
,
 03/05/26
(b)(j)
..... 990 962,373
Pike Corp., Term Loan, (1-mo. LIBOR
USD + 3.00%), 7.85%
,
 01/21/28
(b)(j)
1,000 991,250
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
6.91%
,
 08/04/28
(b)(j)
.......... 987 983,320
Playtika Holding Corp., Term Loan
B1, (1-mo. LIBOR USD + 2.75%),
7.59%
,
 03/13/28
(b)(j)
.......... 990 981,940
PODS LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor +
3.00%), 7.92%
,
 03/31/28
(b)(j)
..... 990 960,043
Security
Par (000)
Par (000) Value
United States (continued)
Pre-Paid Legal Services, Inc., 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.50% Floor + 3.75%),
8.59%
,
 12/15/28
(b)(j)
.......... USD 990 $ 972,675
Presidio Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 3.50%),
8.33% - 8.41%
,
 01/22/27
(b)(j)
..... 990 980,854
Primary Products Finance LLC,
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.74%
,
 04/01/29
(b)(j)
.......... 993 975,667
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1, (3-mo.
LIBOR USD at 0.75% Floor +
2.75%), 7.52%
,
 09/23/26
(b)(j)
..... 1,485 1,478,360
Pro Mach Group, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 4.00%), 8.84%
,
 08/31/28
(b)(j)
990 983,928
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor + 7.25%), 12.10%
,
 03/04/25
(b)
11,128 11,002,587
QUIKRETE Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD +
2.63%), 7.47%
,
 02/01/27
(b)(j)
..... 990 973,686
Radiate Holdco LLC, Term Loan, (1-
mo. LIBOR USD at 0.75% Floor +
3.25%), 8.09%
,
 09/25/26
(b)(j)
..... 990 806,473
Radnet Management, Inc., 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 3.00%),
7.84%
,
 04/23/28
(b)(j)
.......... 990 980,302
RE/MAX LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor +
2.50%), 7.38%
,
 07/21/28
(b)(j)
..... 990 906,523
Red Ventures LLC, 1st Lien Term Loan
B4, (1-mo. CME Term SOFR +
3.00%), 7.81%
,
 03/03/30
(b)(j)
..... 739 731,281
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.57%
,
 04/27/28
(b)
25,151 19,649,320
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75%
Floor + 7.75%), 12.56%
,
 04/27/29
(b)
10,460 5,835,216
Restoration Hardware, Inc., Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.34%
,
 10/20/28
(b)(j)
..... 990 924,118
Robertshaw US Holding Corp., 2nd
Lien Term Loan, (3-mo. LIBOR
USD at 1.00% Floor + 8.00%),
13.19%
,
 02/28/26
(b)
.......... 4,760 1,221,749
Ryan Specialty Group LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.91%
,
 09/01/27
(b)(j)
990 986,136
Sabre GLBL, Inc., Term Loan B1,
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%
,
 12/17/27
(b)(j)
..... 382 321,825
Sabre GLBL, Inc., Term Loan B2,
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%
,
 12/17/27
(b)(j)
..... 608 513,008
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. LIBOR
USD at 0.75% Floor + 4.00%),
8.83%
,
 03/16/27
(b)
........... 11,350 11,050,187

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Shearer's Foods LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75%
Floor + 3.50%), 8.34%
,
 09/23/27
(b)
USD 1,573 $ 1,533,370
Sheraton Austin, Term Loan, (1-mo.
LIBOR USD at 0.25% Floor +
3.48%), 0.00% - 8.14%
,
 06 /01/2 4
(b)(c)
19,738 19,035,652
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.31%
,
 04/03/28
(b)
..... 6,217 4,095,268
Sinclair Television Group, Inc., Term
Loan B2B, (1-mo. LIBOR USD +
2.50%), 7.35%
,
 09/30/26
(b)(j)
..... 990 905,615
Sitel Group, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor + 3.75%),
8.60%
,
 08/28/28
(b)(j)
.......... 1,485 1,465,131
SolarWinds Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 4.00%), 8.81%
,
 02/05/27
(b)(j)
... 1,256 1,249,937
Sonder Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
9.00%), 0.00% 01/19/27
(b)(c)
..... 36,899 33,209,146
Sotheby's, Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 4.50%),
9.33%
,
 01/15/27
(b)(j)
.......... 992 985,000
SRAM LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor + 2.75%),
7.59%
,
 05/18/28
(b)(j)
.......... 788 773,578
Station Casinos LLC, Facility Term Loan
B1, (1-mo. LIBOR USD at 0.25%
Floor + 2.25%), 7.10%
,
 02/08/27
(b)(j)
990 980,223
Superannuation and Investments Finco
Pty Ltd., Term Loan, (1-mo. LIBOR
USD at 0.50% Floor + 3.75%),
8.59%
,
 12/01/28
(b)(j)
.......... 990 983,293
Surgery Center Holdings, Inc., Term
Loan, (1-mo. LIBOR USD at 0.75%
Floor + 3.75%), 8.46%
,
 08/31/26
(b)(j)
894 887,873
SWF Holdings I Corp., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.00%), 8.75%
,
 10/06/28
(b)
3,977 3,333,896
Talen Energy Supply LLC, Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor + 4.75%), 9.51% -
9.57%
,
 11/13/23
(b)
........... 27,729 27,708,203
TAMKO Building Products LLC, Term
Loan, (3-mo. CME Term SOFR +
3.00%), 7.78% - 7.99%
,
 05/29/26
(b)(j)
990 960,982
Tempo Acquisition LLC, Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.81%
,
 08/31/28
(b)(j)
1,485 1,481,874
Tenable, Inc., Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 2.75%),
7.58%
,
 07/07/28
(b)(j)
.......... 990 976,363
The Vinoy St. Petersburg, Term
Loan, ( 1-mo. CME Term SOFR
at 0.39% Floor + 2.67%), 0.00% -
7.40%
,
 0 6 /0 9 / 26
(b)(c)
.......... 26,712 25,730,067
ThoughtWorks, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor +
2.50%), 7.34%
,
 03/24/28
(b)(j)
..... 886 881,107
TransDigm, Inc., Term Loan I, (3-mo.
CME Term SOFR + 3.25%),
8.15%
,
 08/24/28
(b)(j)
.......... 851 847,610
Security
Par (000)
Par (000) Value
United States (continued)
TransMontaigne Operating Co. LP,
Term Loan B, (1-mo. LIBOR USD
at 0.50% Floor + 3.50%), 8.28% -
8.34%
,
 11/17/28
(b)(j)
.......... USD 991 $ 975,299
Triton Water Holdings, Inc., 1st Lien
Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.66%, 03/31/28
(b)(j)
... 5,135 4,589,578
TruGreen LP, 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.75% Floor +
4.00%), 8.84%
,
 11/02/27
(b)(j)
..... 990 912,544
UKG, Inc., 1st Lien Term Loan
(b)(j)
(3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.03%, 05/04/26 990 963,216
(3-mo. CME Term SOFR + 3.75%),
8.58%, 05/04/26 .......... 990 972,304
Ultra Clean Holdings, Inc., Term Loan
B, (1-mo. LIBOR USD + 3.75%),
8.59%
,
 08/27/25
(b)(j)
.......... 891 890,131
United AirLines, Inc., Term Loan B,
(3-mo. LIBOR USD at 0.75% Floor +
3.75%), 8.57%
,
 04/21/28
(b)(j)
..... 990 981,237
Univision Communications, Inc., 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 3.25%),
8.09%
,
 03/15/26
(b)(j)
.......... 990 983,599
US Foods, Inc., Term Loan B, (1-mo.
CME Term SOFR + 2.00%),
6.91%
,
 09/13/26
(b)(j)
.......... 853 847,925
Vaca Morada, Term Loan, (3-mo.
LIBOR USD + 2.75%), 0.00% -
3.00%
,
 01/01/28
(b)(c)
.......... 29,349 29,275,152
Vaco Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.05%
,
 01/21/29
(b)
..... 7,704 7,550,385
Verscend Holding Corp., Term Loan
B1, (1-mo. LIBOR USD + 4.00%),
8.84%
,
 08/27/25
(b)(j)
.......... 992 989,629
Vertex Aerospace Services Corp., 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 3.50%),
8.34%
,
 12/06/28
(b)(j)
.......... 990 983,812
Vertiv Group Corp., Term Loan B,
(1-mo. LIBOR USD + 2.75%),
7.42%
,
 03/02/27
(b)(j)
.......... 992 970,324
VFH Parent LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 7.86%
,
 01/13/29
(b)(j)
..... 990 951,944
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor +
4.50%), 9.42%
,
 03/02/29
(b)(j)
..... 993 961,236
Victory Capital Holdings, Inc., Term
Loan B2, (3-mo. CME Term SOFR +
2.25%), 6.95%
,
 07/01/26
(b)(j)
..... 986 978,105
Virgin Media Bristol LLC, Facility Term
Loan N, (1-mo. LIBOR USD +
2.50%), 7.18%
,
 01/31/28
(b)(j)
..... 1,000 982,000
Virtusa Corp., Term Loan B1, (1-mo.
CME Term SOFR at 0.75% Floor +
3.75%), 8.66%
,
 02/15/29
(b)(j)
..... 990 975,457
VM Consolidated, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD + 3.25%),
8.09%
,
 03/24/28
(b)(j)
.......... 920 917,987

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
VS Buyer LLC, Term Loan, (2-mo.
CME Term SOFR + 3.00%),
7.70%
,
 02/28/27
(b)(j)
.......... USD 990 $ 978,245
WEX, Inc., Term Loan B, (1-mo. LIBOR
USD + 2.25%), 7.09%
,
 03/31/28
(b)(j)
990 981,861
WIN Waste Innovations Holdings,
Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.67%
,
 03/24/28
(b)(j)
.......... 990 935,637
Woof Holdings, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75%
Floor + 3.75%), 8.53%
,
 12/21/27
(b)(c)
3,233 3,087,291
WR Grace Holdings LLC, Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.94%
,
 09/22/28
(b)(j)
..... 990 980,075
Zayo Group Holdings, Inc., Term Loan,
(1-mo. LIBOR USD + 3.00%),
7.84%
,
 03/09/27
(b)(j)
.......... 1,000 809,660
Ziggo Financing Partnership, Facility
Term Loan I, (1-mo. LIBOR USD +
2.50%), 7.18%
,
 04/30/28
(b)(j)
..... 1,000 986,110
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
7.66%
,
 02/28/30
(b)(j)
.......... 998 995,006
1,217,724,788
Total Floating Rate Loan Interests — 4.0%
(Cost: $1,585,224,178) ........................... 1,490,213,916
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
7.00%, 09/30/33
(d)(e)
.......... 5,545 3,617,391
7.00%, 12/15/47
(a)
........... 4,456 2,785,000
6,402,391
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(d)
................ 12,397 11,508,290
Colombia — 0.2%
Ecopetrol SA
5.88%, 09/18/23 ............ 4,000 3,995,000
4.13%, 01/16/25 ............ 24,682 23,768,766
6.88%, 04/29/30 ............ 36,251 33,171,115
4.63%, 11/02/31 ............ 3,424 2,618,162
8.88%, 01/13/33 ............ 3,763 3,795,926
5.88%, 05/28/45 ............ 2,385 1,633,725
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 3,156 2,387,317
71,370,011
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.... EUR 2,625 2,526,546
France — 0.2%
Electricite de France SA
(d)
(6-Year EUR Swap Annual +
3.44%), 4.00%
(b)(n)
......... 8,500 8,819,468
(12-Year EUR Swap Annual +
3.79%), 5.38%
(b)(n)
......... 11,000 11,376,425
(12-Year EUR Swap Annual +
3.04%), 5.00%
(b)(n)
......... 900 898,149
(13-Year GBP Swap Semi + 4.23%),
6.00%
(b)(n)
............... GBP 7,300 8,000,327
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(b)(n)
......... EUR 5,400 $ 4,898,514
(5-Year EUR Swap Annual +
3.20%), 3.00%
(b)(n)
......... 1,000 885,755
(5-Year EUR Swap Annual +
4.86%), 7.50%
(b)(n)
......... 8,200 8,688,185
(BPISDS15 + 3.32%), 5.88%
(b)(n)
. GBP 3,000 3,062,042
(5-Year EUR Swap Annual +
3.97%), 3.38%
(b)(n)
......... EUR 7,600 6,132,197
4.25%, 01/25/32 ............ 12,700 13,643,682
66,404,744
India — 0.0%
Power Finance Corp. Ltd., 4.50%
,
06/18/29
(d)
................ USD 1,500 1,414,890
Indonesia — 0.0%
(d)
Bank Mandiri Persero Tbk. PT, 5.50%
,
04/04/26 ................. 380 382,417
Pertamina Persero PT, 3.65%
,
07/30/29 4,759 4,414,496
4,796,913
Ireland — 0.1%
AIB Group plc
(b)(d)(n)
(5-Year EUR Swap Annual +
5.70%), 5.25% ........... EUR 16,030 15,602,620
(5-Year EUR Swap Annual +
6.63%), 6.25% ........... 6,415 6,356,102
21,958,722
Italy — 0.1%
(d)
A2A SpA, 4.50%
,
09/19/30 ....... 6,153 6,738,116
Banca Monte dei Paschi di Siena SpA,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b)
................ 4,625 4,913,741
Poste Italiane SpA, (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(b)(n)
3,860 3,196,627
14,848,484
Mexico — 0.4%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(d)
........... USD 14,519 14,294,863
Petroleos Mexicanos
4.88%, 01/18/24 ............ 10,000 9,855,000
6.88%, 10/16/25 ............ 5,000 4,930,625
6.88%, 08/04/26 ............ 6,000 5,669,400
6.50%, 03/13/27 ............ 22,599 20,420,456
8.75%, 06/02/29 ............ 51,998 48,066,951
5.95%, 01/28/31 ............ 5,135 3,907,221
6.70%, 02/16/32 ............ 14,062 11,148,354
5.50%, 06/27/44 ............ 5,383 3,192,119
6.75%, 09/21/47 ............ 7,332 4,738,305
6.35%, 02/12/48 ............ 13,040 8,068,500
Series 13-2, 7.19%, 09/12/24 ... MXN 2,306 11,806,391
146,098,185
Morocco — 0.0%
OCP SA
(d)
4.50%, 10/22/25 ............ USD 7,000 6,785,625
5.13%, 06/23/51 ............ 2,568 1,858,975
8,644,600
Netherlands — 0.0%
TenneT Holding BV, (5-Year EUR Swap
Annual + 2.72%), 2.37%
(b)(d)(n)
.... EUR 5,400 5,446,359

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Norway — 0.0%
Equinor ASA, 1.38%
,
05/22/32
(d)
.... EUR 3,860 $ 3,477,812
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(a)
..... USD 1,712 1,625,116
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 1,712 1,319,096
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(d)
........... 4,545 4,382,516
South Korea — 0.0%
Korea National Oil Corp.
(d)
4.75%, 04/03/26 ............ 500 498,265
4.88%, 04/03/28 ............ 500 503,330
1,001,595
Supranational — 0.2%
European Union
(d)
Series NGEU, 3.38%, 11/04/42 .. EUR 27,548 30,061,275
Series NGEU, 2.63%, 02/04/48 .. 14,010 13,485,297
Series NGEU, 3.00%, 03/04/53 .. 27,377 27,896,023
71,442,595
Total Foreign Agency Obligations — 1.2%
(Cost: $467,832,195) ............................. 444,668,865
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%
,
04/14/32
(a)
USD 9,675 8,163,281
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(d)
2,893 2,582,003
Brazil — 0.1%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 130 24,881,515
10.00%, 01/01/27 ........... 68 12,676,985
37,558,500
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. USD 4,677 4,118,099
China — 0.1%
China Development Bank, 3.30%
,
02/01/24 ................. CNY 168,000 24,613,373
Colombia — 0.3%
Republic of Colombia
4.50%, 01/28/26 ............ USD 7,369 7,059,502
3.88%, 04/25/27 ............ 3,736 3,391,121
5.75%, 11/03/27 ............ COP 160,046,300 27,748,289
7.00%, 03/26/31 ............ 115,297,900 19,047,426
3.13%, 04/15/31 ............ USD 9,414 7,182,882
7.00%, 06/30/32 ............ COP 166,058,900 26,444,086
8.00%, 04/20/33 ............ USD 12,144 12,453,672
7.25%, 10/18/34 ............ COP 72,332,000 11,215,110
4.13%, 05/15/51 ............ USD 9,149 5,654,082
120,196,170
Czech Republic — 0.3%
Czech Republic
5.50%, 12/12/28 ............ CZK 246,700 11,778,839
0.95%, 05/15/30
(d)
........... 171,640 6,110,698
5.00%, 09/30/30 ............ 1,414,890 66,480,522
1.20%, 03/13/31 ............ 626,710 22,265,974
Security
Par (000)
Par (000) Value
Czech Republic (continued)
4.20%, 12/04/36
(d)
........... CZK 168,180 $ 7,393,504
114,029,537
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(d)
........... USD 3,047 3,085,659
5.95%, 01/25/27
(d)
........... 4,279 4,203,583
5.50%, 02/22/29
(a)
........... 2,568 2,411,191
4.50%, 01/30/30
(a)
........... 4,883 4,241,496
7.05%, 02/03/31
(a)
........... 13,200 13,274,250
4.88%, 09/23/32
(a)
........... 7,882 6,683,936
33,900,115
Egypt — 0.0%
Arab Republic of Egypt
8.50%, 01/31/47
(a)
........... 2,268 1,313,739
7.50%, 02/16/61
(d)
........... 20,000 10,741,250
7.50%, 02/16/61
(a)
........... 2,568 1,379,176
13,434,165
Germany — 0.5%
(d)
Bundesrepublik Deutschland
0.00%, 08/15/29 ............ EUR 19,480 18,302,182
0.00%, 08/15/31 ............ 4,800 4,322,178
1.70%, 08/15/32 ............ 83,140 85,848,214
4.00%, 01/04/37 ............ 4,420 5,673,671
Federal Republic of Germany, 0.10%
,
04/15/26 ................. 56,154 61,109,453
175,255,698
Ghana — 0.0%
Republic of Ghana, 7.63%
,
05/16/29
(d)(g)
(p)
...................... USD 6,169 2,121,750
Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26
(d)
........... 2,452 2,385,796
5.25%, 08/10/29
(a)
........... 2,234 2,170,890
5.25%, 08/10/29
(d)
........... 2,695 2,618,866
3.70%, 10/07/33
(d)
........... 4,078 3,382,956
4.65%, 10/07/41
(a)
........... 2,352 1,916,586
12,475,094
Hong Kong — 0.0%
Hong Kong Government International
Bond
(d)
4.50%, 01/11/28 ............ 850 868,284
4.63%, 01/11/33 ............ 425 447,019
5.25%, 01/11/53 ............ 200 225,162
1,540,465
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 760 759,430
5.25%, 06/16/29
(a)
........... 4,536 4,439,610
5,199,040
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(d)
........... 638 555,778
Indonesia — 0.5%
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26
(d)
........ 1,980 1,797,068
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 2,375 2,360,418
Republic of Indonesia
4.55%, 01/11/28 ............ 475 475,052

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Indonesia (continued)
4.10%, 04/24/28 ............ USD 5,318 $ 5,212,637
6.38%, 08/15/28 ............ IDR 248,266,000 16,545,547
9.00%, 03/15/29 ............ 117,321,000 8,781,842
8.25%, 05/15/29 ............ 179,715,000 13,012,483
6.38%, 04/15/32 ............ 586,734,000 38,308,219
4.85%, 01/11/33 ............ USD 500 503,180
7.00%, 02/15/33 ............ IDR 535,700,000 36,243,752
8.25%, 05/15/36 ............ 329,661,000 24,293,935
7.13%, 06/15/38 ............ 710,400,000 47,996,594
6.75%, 01/15/44
(d)
........... USD 3,279 3,816,297
5.65%, 01/11/53 ............ 400 415,544
199,762,568
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(d)
................ 7,976 7,633,032
Mexico — 1.1%
United Mexican States
5.00%, 03/06/25 ............ MXN 8,697 43,786,885
5.75%, 03/05/26 ............ 6,384 31,982,162
7.50%, 06/03/27 ............ 7,245 38,124,802
3.75%, 01/11/28 ............ USD 4,202 4,046,526
8.50%, 05/31/29 ............ MXN 16,023 87,535,416
2.66%, 05/24/31 ............ USD 9,093 7,610,841
7.75%, 05/29/31 ............ MXN 16,512 85,876,439
4.88%, 05/19/33 ............ USD 1,798 1,723,383
7.50%, 05/26/33 ............ MXN 18,606 94,001,440
6.35%, 02/09/35 ............ USD 820 872,480
8.50%, 11/18/38 ............ MXN 2,137 11,338,410
406,898,784
Morocco — 0.1%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 2,030 2,070,600
6.50%, 09/08/33 ............ 18,006 18,546,180
20,616,780
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 2,756 2,266,810
7.63%, 11/28/47
(d)
........... 4,134 2,645,760
4,912,570
Oman — 0.0%
Oman Government Bond
(d)
6.50%, 03/08/47 ............ 4,279 3,947,377
6.75%, 01/17/48 ............ 5,135 4,858,994
8,806,371
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ 8,340 7,984,508
3.16%, 01/23/30 ............ 5,550 4,862,494
6.40%, 02/14/35 ............ 17,783 18,503,211
6.85%, 03/28/54 ............ 6,323 6,485,027
37,835,240
Paraguay — 0.0%
Republic of Paraguay
4.95%, 04/28/31
(a)
........... 899 866,299
5.60%, 03/13/48
(d)
........... 3,625 3,203,141
5.40%, 03/30/50
(d)
........... 5,418 4,643,564
8,713,004
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 4,215 3,595,395
Security
Par (000)
Par (000) Value
Peru (continued)
1.86%, 12/01/32 ............ USD 8,032 $ 6,063,156
9,658,551
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. 1,702 1,166,057
Poland — 0.2%
Republic of Poland
4.88%, 10/04/33 ............ 47,326 47,123,918
4.25%, 02/14/43
(d)
........... EUR 19,345 20,344,598
5.50%, 04/04/53 ............ USD 5,517 5,565,274
73,033,790
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 4,519 4,445,566
2.13%, 03/07/28
(d)
........... EUR 11,222 10,331,789
2.88%, 03/11/29
(d)
........... 4,690 4,321,134
2.50%, 02/08/30
(d)
........... 4,934 4,267,361
2.12%, 07/16/31
(d)
........... 5,570 4,402,135
27,767,985
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(g)
(p)
...................... RUB 1,479,489 952,665
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 01/18/28
(a)
........... USD 3,048 3,084,576
4.50%, 04/17/30
(d)
........... 5,268 5,245,940
2.25%, 02/02/33
(d)
........... 3,911 3,211,420
5.00%, 01/18/53
(a)
........... 4,084 3,792,505
3.45%, 02/02/61
(d)
........... 17,250 12,186,047
27,520,488
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(d)
2,683 2,132,985
South Africa — 0.3%
Republic of South Africa
4.85%, 09/30/29 ............ 3,723 3,332,085
8.00%, 01/31/30 ............ ZAR 345,344 17,661,807
8.25%, 03/31/32 ............ 189,146 9,261,193
5.88%, 04/20/32 ............ USD 3,595 3,257,969
9.00%, 01/31/40 ............ ZAR 1,102,454 50,309,264
8.75%, 01/31/44 ............ 153,299 6,664,312
5.00%, 10/12/46 ............ USD 5,944 4,101,360
94,587,990
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%
,
01/11/33 .................. 300 314,574
Spain — 2.8%
(a)(d)
Bonos y Obligaciones del Estado
2.55%, 10/31/32 ............ EUR 427,039 436,031,053
3.15%, 04/30/33 ............ 461,423 492,656,838
3.90%, 07/30/39 ............ 23,720 26,367,933
2.90%, 10/31/46 ............ 45,767 43,370,461
Kingdom of Spain, 3.45%
,
07/30/66 . 42,500 42,103,822
1,040,530,107
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka
(d)(g)(p)
6.85%, 03/14/24 ............ USD 4,398 1,544,248
6.35%, 06/28/24 ............ 1,930 677,671

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Sri Lanka (continued)
6.83%, 07/18/26 ............ USD 1,000 $ 360,110
2,582,029
Turkey — 0.1%
Republic of Turkey, 4.88%
,
04/16/43 . 25,090 16,590,763
Ukraine — 0.0%
Ukraine Government Bond
(g)(p)
7.75%, 09/01/25
(d)
........... 2,568 510,872
8.99%, 02/01/26
(d)
........... 3,740 683,251
7.75%, 09/01/26
(d)
........... 3,663 661,171
7.38%, 09/25/34
(a)
........... 6,537 1,117,827
7.25%, 03/15/35
(a)
........... 14,529 2,481,735
5,454,856
United Kingdom — 0.1%
U.K. Treasury Bonds, 3.50%
,
01/22/45
(d)
................ GBP 33,536 38,975,920
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. USD 4,655 5,099,553
Total Foreign Government Obligations — 6.9%
(Cost: $2,669,227,972) ........................... 2,597,289,730
Shares
Shares
Investment Companies
Health Care Select Sector SPDR Fund 42,000 5,437,320
Industrial Select Sector SPDR Fund
(h)
87,333 8,836,353
iShares 0-5 Year TIPS Bond ETF
(s)
.. 401,690 39,859,699
iShares 20+ Year Treasury Bond ETF
(h)
(s)
...................... 103,000 10,956,110
iShares Biotechnology ETF
(h)(s)
..... 29,333 3,788,650
iShares China Large-Cap ETF
(h)(s)
... 290,523 8,579,144
iShares Core U.S. Aggregate Bond
ETF
(s)
................... 23,200 2,311,648
iShares iBoxx $ High Yield Corporate
Bond ETF
(h)(s)
.............. 2,036,658 153,869,512
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(h)(s)
....... 2,718,006 297,920,638
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(h)(s)
........ 2,159,925 186,358,329
iShares Latin America 40 ETF
(s)
.... 536,067 12,795,919
iShares MSCI Brazil ETF
(h)(s)
...... 496,774 13,601,672
KraneShares CSI China Internet ETF
(g)
420,001 13,099,831
SPDR Bloomberg High Yield Bond
ETF
(h)
................... 642,747 59,659,776
SPDR S&P 500 ETF Trust ........ 77,770 31,838,261
SPDR S&P Metals & Mining ETF
(h)
.. 216,077 11,486,654
VanEck JPMorgan EM Local Currency
Bond ETF ................. 416,676 10,521,069
VanEck Semiconductor ETF
(g)(h)
.... 38,000 10,001,220
Vanguard Intermediate-Term Corporate
Bond ETF
(h)
............... 3,319,000 266,250,180
Vanguard Long-Term Corporate Bond
ETF
(h)
................... 1,450,449 115,629,794
Vanguard Short-Term Corporate Bond
ETF ..................... 512,500 39,067,875
Total Investment Companies — 3.5%
(Cost: $1,262,523,503) ........................... 1,301,869,654
Security
Par (000)
Pa r (000) Value
Municipal Bonds
California - 0.2%
Bay Area Toll Authority , Series 2010S-1,
RB, 6.92%, 04/01/40 ......... USD 6,360 $ 7,559,495
California Pollution Control Financing
Authority , Series 2012, RB, AMT,
5.00%, 11/21/45
(a)
........... 11,555 11,563,922
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 9,227,078
Central Unified School District , Series
2021A, GO, 3.00%, 08/01/44 .... 5,000 4,191,882
City of Riverside , Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 4,828,429
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,637,873
Golden State Tobacco Securitization
Corp. , Series 2021B, RB,
2.75%, 06/01/34 ............ 4,140 3,459,135
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 3,745 4,336,167
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,698,469
Series 2009, GO, 7.55%, 04/01/39 4,840 6,259,490
Series 2009, GO, 7.30%, 10/01/39 3,720 4,629,811
Series 2009, GO, 7.35%, 11/01/39 2,270 2,825,269
University of California , Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 4,363,704
69,580,724
Colorado - 0.1%
City & County of Denver , Series 2022 A,
GO, 5.00%, 08/01/37 ......... 10,000 11,710,176
City of Greeley
Series 2022, RB, 3.00%, 08/01/38 1,275 1,195,124
Series 2022, RB, 3.00%, 08/01/39 1,340 1,236,414
Series 2022, RB, 3.00%, 08/01/40 1,380 1,251,804
Colorado Health Facilities Authority ,
Series 2016A, RB, 4.00%, 11/15/46 10,860 10,438,542
Denver City & County School
District No. 1 , Series 2022 A, GO,
5.00%, 12/01/45 ............ 5,950 6,691,783
32,523,843
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 8,302,169
District of Columbia - 0.0%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,428,472
Series 2015, RB, 5.00%, 07/15/35 3,280 3,385,177
6,813,649
Florida - 0.1%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ 14,000 14,857,431
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,692,688
County of Miami-Dade , Series 2019E,
RB, 2.53%, 10/01/30 ......... 7,590 6,618,546
Florida Department of Management
Services , Series 2021 A, COP,
3.00%, 11/01/36 ............ 5,005 4,723,370

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Florida (continued)
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... USD 2,555 $ 2,291,402
31,183,437
Georgia - 0.1%
State of Georgia
Series 2022A, GO, 4.00%, 07/01/40 7,890 8,306,094
Series 2022A, GO, 4.00%, 07/01/41 7,890 8,262,077
16,568,171
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A, RB, 3.00%, 05/15/47 8,000 5,819,839
Maryland - 0.0%
County of Montgomery , Series 2015MD,
RB, 4.00%, 12/01/44 ......... 4,165 4,023,508
Massachusetts - 0.1%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 875,444
Series 2019H, GO, 2.90%, 09/01/49 1,055 760,680
Series 2021 D, GO, 5.00%, 09/01/49 7,795 8,560,540
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 860 861,234
Series 2014E, RB, AMT,
3.80%, 12/01/29 .......... 100 99,230
Series 2014E, RB, AMT,
4.05%, 12/01/34 .......... 105 105,359
Series 2014E, RB, AMT,
4.20%, 12/01/39 .......... 110 107,717
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 815 807,924
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 9,969,862
Series 2019B, RB, 2.97%, 10/15/32 9,240 7,994,876
30,142,866
Minnesota - 0.0%
State of Minnesota , Series 2021 A, GO,
4.00%, 09/01/38 ............ 7,785 8,219,063
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022 A, RB, 3.00%, 02/15/38 1,530 1,437,116
New Jersey - 0.0%
New Jersey Health Care Facilities
Financing Authority , Series 2021,
RB, 3.00%, 07/01/51 ......... 4,965 3,709,617
New Jersey Transportation Trust
Fund Authority , Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 3,902,957
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 3,750 2,999,272
10,611,846
New York - 0.2%
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,801,636
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 5,149,766
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ............ USD 11,870 $ 11,151,297
New York State Dormitory Authority ,
Series 2020F, RB, 3.19%, 02/15/43 4,005 3,191,001
New York State Urban Development
Corp.
Series 2017D, RB, 3.32%, 03/15/29 3,700 3,447,297
Series 2020 E, RB, 4.00%, 03/15/38 6,360 6,478,670
Series 2021 B, RB, 2.01%, 03/15/30 7,085 6,032,757
Series 2021 B, RB, 2.50%, 03/15/33 9,725 8,067,447
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 9,850,724
State of New York Mortgage Agency ,
Series 2014-189, RB, AMT,
3.85%, 10/01/34 ............ 135 135,052
55,305,647
North Carolina - 0.0%
City of Charlotte , Series 2021A, RB,
3.00%, 07/01/46 ............ 12,525 9,916,397
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... 4,015 5,149,184
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 6,260 6,155,120
State of Ohio , Series 2020 C, GO,
5.00%, 03/01/39 ............ 4,095 4,635,910
15,940,214
Oregon - 0.0%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 6,923,229
Series 2005A, GO, 4.76%, 06/30/28 3,046 3,034,063
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 3,880 4,049,266
14,006,558
Pennsylvania - 0.0%
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,452,554
Puerto Rico - 0.2%
Commonwealth of Puerto Rico
(t)
Series 2022, VRDN,
0.00%, 11/01/43 .......... 8,946 3,895,421
Series 2022, VRDN,
0.00%, 11/01/51 .......... 141,202 46,611,176
Puerto Rico Electric Power Authority
(g)(p)
Series 2003NN, RB,
5.50%, 12/30/49 .......... 2,060 1,470,727
Series 2007-TT, RB,
5.00%, 07/01/18 .......... 1,915 1,367,205
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,092,336
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 2,091,859
Series 2008WW, RB,
5.50%, 07/01/38 .......... 6,160 4,397,902
Series 2010 AAA, RB,
5.25%, 07/01/26 .......... 940 671,108
Series 2010AAA, RB,
5.25%, 07/01/23 .......... 1,710 1,220,846
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 874,583
Series 2010ZZ, RB, 5.25%, 07/01/23 500 356,973
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 821,037
Series 2010-ZZ, RB,
5.25%, 07/01/18 .......... 6,255 4,465,727

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2012A, RB, 5.00%, 07/01/42 USD 6,800 $ 4,854,827
Series 2012A, RB, 5.05%, 07/01/42 1,030 735,364
Series 2013A, RB, 7.00%, 07/01/43 7,405 5,361,824
Series 2020CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,167,300
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 1,856,155
83,312,370
South Carolina - 0.0%
City of Charleston Waterworks &
Sewer System , Series 2022, RB,
5.00%, 01/01/52 ............ 5,000 5,580,308
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 765 769,147
Series 2018-3, RB, 3.95%, 01/01/49 615 616,188
1,385,335
Texas - 0.0%
Dallas Fort Worth International Airport ,
Series 2019A, RB, 3.14%, 11/01/45 2,360 1,846,841
Temple College , Series 2021, GO,
3.00%, 07/01/46 ............ 6,035 4,674,766
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,641,126
University of Houston , Series 2020 A,
RB, 3.00%, 02/15/44 ......... 5,530 4,533,882
16,696,615
Utah - 0.1%
City of Salt Lake City , Series 2021 A,
RB, AMT, 5.00%, 07/01/46 ..... 12,445 12,952,477
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ 10,165 9,380,526
Virginia College Building Authority ,
Series 2020B, RB, 1.97%, 02/01/32 3,370 2,819,574
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,874,833
15,074,933
Washington - 0.2%
State of Washington , Series 2022 A,
GO, 5.00%, 08/01/39 ......... 10,000 11,342,593
Washington Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 26,000 25,062,088
36,404,681
Wisconsin - 0.0%
Wisconsin Health & Educational
Facilities Authority , Series 2016 A,
RB, 5.00%, 11/15/35 ......... 6,895 7,255,245
Total Municipal Bonds — 1.3%
(Cost: $547,565,630) ............................. 500,509,565
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.5%
Cayman Islands — 0.0%
Prima Capital CRE Securitization Ltd.,
Series 2016-6A, Class C, 4.00%,
08/24/40
(a)
................ USD 17,980 $ 16,097,938
Netherlands — 0.1%
(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR + 0.63%), 3.59%,
06/15/53
(d)
.............. EUR 2,227 2,387,305
Series 2023-1, Class A, (3-mo.
EURIBOR + 1.12%), 3.76%,
02/15/55
(d)
.............. 2,557 2,765,322
Series 2023-1, Class B, (3-mo.
EURIBOR + 1.70%), 4.34%,
02/15/55
(d)
.............. 803 852,116
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR + 1.10%), 3.57%,
07/28/58
(d)
.............. 740 776,297
Series 2021-2, Class A, (3-mo.
EURIBOR + 0.70%), 3.17%,
04/28/59
(d)
.............. 2,440 2,619,215
Series 2021-2, Class B, (3-mo.
EURIBOR + 0.80%), 3.27%,
04/28/59
(d)
.............. 820 846,661
Series 2021-2, Class C, (3-mo.
EURIBOR + 1.05%), 3.52%,
04/28/59
(d)
.............. 504 514,967
Jubilee Place, Series 3, Class C,
(3-mo. EURIBOR + 1.60%), 3.94%,
01/17/59
(d)
................ 202 206,186
Paragon Mortgages No. 25 plc
Series 25, Class B, (Sterling
Overnight Index Average +
1.07%), 5.27%, 05/15/50
(d)
... GBP 3,805 4,687,478
Series 25, Class C, (Sterling
Overnight Index Average +
1.42%), 5.62%, 05/15/50
(d)
... 2,985 3,676,913
19,332,460
United Kingdom — 0.3%
(b)
Atlas Funding plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.70%), 5.90%, 07/25/58
(d)
... 125 152,496
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.25%), 6.45%, 07/25/58
(d)
... 110 133,728
Series 2022-1, Class B, (Sterling
Overnight Index Average +
1.80%), 5.99%, 02/25/60
(d)
... 2,955 3,560,124
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 5.88%, 08/27/58
(d)
..... 520 615,900
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 4.96%, 06/17/58
(d)
... 1,750 2,126,336
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 5.38%, 06/17/58
(d)
... 382 457,234

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 5.78%, 06/17/58
(d)
... GBP 102 $ 119,972
Series 6, Class C, (Sterling
Overnight Index Average +
1.45%), 5.66%, 01/17/59
(d)
... 317 364,383
Series 6, Class D, (Sterling
Overnight Index Average +
1.85%), 6.06%, 01/17/59
(d)
... 178 203,371
CMF plc
Series 2020-1, Class B, (Sterling
Overnight Index Average +
1.00%), 5.18%, 01/16/57
(d)
... 220 268,032
Series 2020-1, Class C, (Sterling
Overnight Index Average +
1.25%), 5.43%, 01/16/57
(d)
... 100 121,651
Finsbury Square
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
+ 0.65%), 4.83%, 12/16/67
(d)
.. 2,422 2,942,327
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
+ 1.00%), 5.18%, 12/16/67
(d)
.. 1,470 1,753,180
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
+ 1.25%), 5.43%, 12/16/67
(d)
.. 1,045 1,219,443
Finsbury Square plc
Series 2020-2X, Class B, (Sterling
Overnight Index Average +
2.00%), 6.18%, 06/16/70
(d)
... 9,640 11,892,939
Series 2021-2X, Class A, (Sterling
Overnight Index Average +
0.80%), 4.98%, 12/16/71
(d)
... 4,479 5,453,473
Series 2021-2X, Class B, (Sterling
Overnight Index Average +
1.25%), 5.43%, 12/16/71
(d)
... 1,339 1,602,851
Series 2021-2X, Class C, (Sterling
Overnight Index Average +
1.40%), 5.58%, 12/16/71
(d)
... 371 431,779
Series 2021-2X, Class D, (Sterling
Overnight Index Average +
1.70%), 5.88%, 12/16/71
(d)
... 200 227,547
Gemgarto plc, Series 2021-1X, Class
C, (Sterling Overnight Index Average
+ 1.30%), 5.48%, 12/16/67
(d)
.... 218 261,328
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average + 0.42%),
4.60%, 06/18/39
(d)
........... 6,150 7,171,074
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average +
1.15%), 5.33%, 09/28/55
(d)
... 741 858,040
Series 2017-1RX, Class D, (Sterling
Overnight Index Average +
1.50%), 5.68%, 09/28/55
(d)
... 441 500,616
Hops Hill No. 1 plc
Series 1, Class C, (Sterling
Overnight Index Average +
1.85%), 6.03%, 05/27/54
(d)
... 200 242,969
Series 1, Class D, (Sterling
Overnight Index Average +
2.35%), 6.53%, 05/27/54
(d)
... 100 120,752
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average +
2.25%), 5.68%, 11/27/54
(d)
... GBP 4,073 $ 4,966,948
Series 2, Class C, (Sterling
Overnight Index Average +
2.85%), 7.03%, 11/27/54
(d)
... 1,077 1,309,716
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 6.43%, 06/12/57
(d)
... 370 449,186
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.65%), 4.86%, 07/20/58
(d)
... 1,899 2,311,584
Series 2021-1, Class B, (Sterling
Overnight Index Average +
0.95%), 5.16%, 07/20/58
(d)
... 266 313,853
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.25%), 5.46%, 07/20/58
(d)
... 158 183,623
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.65%), 5.86%, 07/20/58
(d)
... 103 118,307
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average +
0.75%), 4.95%, 05/15/51
(d)
... 1,619 1,962,736
Series 2021-FL2, Class A, (Sterling
Overnight Index Average +
0.80%), 5.00%, 05/15/52
(d)
... 1,059 1,288,457
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 4.88%, 06/23/53
(d)
... 1,949 2,357,504
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.10%), 5.28%, 06/23/53
(d)
... 334 393,409
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.45%), 5.63%, 06/23/53
(d)
... 110 128,566
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.28% Floor + 0.28%), 3.00%,
12/01/50
(d)
................ EUR 1,042 1,017,222
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR +
0.48%), 3.13%, 11/15/38
(d)
...... 610 601,977
Parkmore Point RMBS plc, Series
2022-1X, Class A, (Sterling
Overnight Index Average + 1.50%),
5.70%, 07/25/45
(d)
........... GBP 11,291 13,950,681
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.80%), 4.98%, 12/22/53
(d)
... 3,256 3,948,337
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.25%), 5.43%, 12/22/53
(d)
... 1,728 2,069,730
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.50%), 5.68%, 10/23/59
(d)
... 421 494,395
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.00%), 6.18%, 10/23/59
(d)
... 307 355,839

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2022-1, Class E, (Sterling
Overnight Index Average +
3.40%), 7.58%, 10/23/59
(d)
... GBP 538 $ 633,683
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average +
1.45%), 5.63%, 10/16/56
(d)
... 115 139,535
Series 2020-1B, Class C, (Sterling
Overnight Index Average +
1.70%), 5.88%, 10/16/56
(d)
... 100 119,666
Series 2020-1B, Class D, (Sterling
Overnight Index Average +
1.95%), 6.13%, 10/16/56
(d)
... 100 119,141
Residential Mortgage Securities 32
plc, Series 32X, Class C, (Sterling
Overnight Index Average + 2.20%),
6.38%, 06/20/70
(d)
........... 1,025 1,249,244
RMAC No.2 plc, Series 2018-2, Class
C, (Sterling Overnight Index Average
at 9.85% Cap + 1.97%), 6.15%,
06/12/46
(d)
................ 420 516,984
RMAC Securities No. 1 plc, Series
2007-NS1X, Class A2A, (Sterling
Overnight Index Average + 0.27%),
4.45%, 06/12/44
(d)
........... 304 358,100
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C, (3-
mo. EURIBOR + 0.25%), 3.20%,
06/12/44
(d)
.............. EUR 117 117,745
Series 2007-NS1X, Class M1C, (3-
mo. EURIBOR + 0.27%), 3.22%,
06/12/44
(d)
.............. 2,003 1,991,887
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average at
8.00% Cap + 1.75%), 5.93%,
06/12/45
(d)
.............. GBP 534 634,785
Series 2, Class D, (Sterling
Overnight Index Average at
8.00% Cap + 2.20%), 6.38%,
06/12/45
(d)
.............. 329 387,406
Series 2, Class E, (Sterling
Overnight Index Average at
8.00% Cap + 3.30%), 7.48%,
06/12/45
(d)
.............. 450 511,001
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average +
0.70%), 4.91%, 07/12/63
(d)
... 975 1,191,405
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average +
0.95%), 5.16%, 07/12/63
(d)
... 157 185,639
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average +
1.25%), 5.46%, 07/12/63
(d)
... 107 126,034
Tower Bridge Funding plc
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.45%), 6.63%, 09/20/63
(d)
... 150 184,815
Series 2020-1, Class D, (Sterling
Overnight Index Average +
3.45%), 7.63%, 09/20/63
(d)
... 119 147,427
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.85%), 6.06%, 07/21/64
(d)
... 365 444,383
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.15%), 6.36%, 07/21/64
(d)
... GBP 253 $ 305,861
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 4.97%, 11/20/63
(d)
... 1,101 1,349,631
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 5.29%, 11/20/63
(d)
... 253 304,516
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 5.69%, 11/20/63
(d)
... 140 166,306
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 5.99%, 11/20/63
(d)
... 170 198,894
Series 2022-1X, Class C, (Sterling
Overnight Index Average +
1.25%), 5.43%, 12/20/63
(d)
... 264 308,399
Twin Bridges plc
Series 2018-1, Class D, (Sterling
Overnight Index Average +
2.17%), 6.35%, 09/12/50
(d)
... 843 1,036,274
Series 2020-1, Class B, (Sterling
Overnight Index Average +
2.00%), 6.18%, 12/12/54
(d)
... 2,752 3,391,489
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 6.43%, 12/12/54
(d)
... 390 477,389
Series 2020-1, Class D, (Sterling
Overnight Index Average +
3.00%), 7.18%, 12/12/54
(d)
... 225 274,785
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 5.78%, 03/12/55
(d)
... 436 515,922
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.10%), 6.28%, 03/12/55
(d)
... 804 939,116
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.66%), 4.84%, 09/12/55
(d)
... 3,113 3,776,234
Series 2021-2, Class B, (Sterling
Overnight Index Average +
0.90%), 5.08%, 09/12/55
(d)
... 819 969,629
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.15%), 5.33%, 09/12/55
(d)
... 435 503,176
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.50%), 5.68%, 09/12/55
(d)
... 187 212,074
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.30%), 5.48%, 12/01/55
(d)
... 830 953,612
Series 2022-1, Class D, (Sterling
Overnight Index Average +
1.70%), 5.88%, 12/01/55
(d)
... 365 410,419
Series 2022-2, Class B, (Sterling
Overnight Index Average +
2.00%), 6.18%, 06/12/55
(d)
... 5,709 7,007,487
113,183,708
United States — 3.1%
Agate Bay Mortgage Trust
(a)(b)
Series 2015-1, Class B5, 3.67%,
01/25/45 ............... USD 1,323 861,305
Series 2015-3, Class B5, 3.54%,
04/25/45 ............... 1,521 996,109

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-4, Class B5, 3.51%,
06/25/45 ............... USD 1,061 $ 649,547
Ajax Mortgage Loan Trust
(a)
Series 2022-A, Class A1, 3.50%,
10/25/61
(e)
.............. 49,472 46,086,733
Series 2022-A, Class A2, 3.00%,
10/25/61
(b)
.............. 2,705 2,269,135
Series 2022-A, Class A3, 3.00%,
10/25/61
(b)
.............. 1,443 1,185,733
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 7,360,983
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,377 7,192,647
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,261,630
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,423,113
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 332,157
Series 2022-B, Class A1, 3.50%,
03/27/62
(e)
.............. 64,834 60,795,082
Series 2022-B, Class A2, 3.00%,
03/27/62
(b)
.............. 2,124 1,653,462
Series 2022-B, Class A3, 3.00%,
03/27/62
(b)
.............. 1,821 1,388,471
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 6,263,866
Series 2022-B, Class C, 3.00%,
03/27/62
(c)
.............. 6,166 6,165,556
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,012,736
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 4,805,545
Series 2023-A, Class A1, 3.50%,
07/25/62
(b)(c)
............. 65,810 61,309,040
Series 2023-A, Class A2, 3.00%,
07/25/62
(b)(c)
............. 2,667 2,209,278
Series 2023-A, Class A3, 2.50%,
07/25/62
(b)(c)
............. 1,511 1,172,234
Series 2023-A, Class B, 2.50%,
07/25/62
(b)(c)
............. 8,888 6,106,763
Series 2023-A, Class C, 2.50%,
07/25/62
(b)(c)
............. 4,452 4,546,047
Series 2023-A, Class M1, 2.50%,
07/25/62
(b)(c)
............. 4,578 3,392,533
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo.
LIBOR USD at 0.35% Floor and
5.42% Cap + 0.35%), 5.20%,
06/25/35
(b)
.............. 7,464 6,084,674
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,626 1,899,229
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 643 322,216
Series 2006-23CB, Class 2A5, (1-
mo. LIBOR USD at 0.40% Floor
and 7.50% Cap + 0.40%), 5.25%,
08/25/36
(b)
.............. 7,545 1,623,906
Series 2006-34, Class A3, (1-mo.
LIBOR USD at 0.70% Floor and
6.25% Cap + 0.70%), 5.55%,
11/25/46
(b)
.............. 4,732 1,516,131
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,406 1,358,095
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-J7, Class 2A1, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.16%, 11/20/46
(b)
... USD 3,839 $ 2,741,374
Series 2006-OA11, Class A4, (1-mo.
LIBOR USD at 0.38% Floor +
0.38%), 5.23%, 09/25/46
(b)
... 2,712 2,258,861
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 4.87%, 11/25/46
(b)
... 9,897 7,424,897
Series 2006-OA16, Class A4C, (1-
mo. LIBOR USD at 0.68% Floor +
0.68%), 5.53%, 10/25/46
(b)
... 10,375 7,312,156
Series 2006-OA21, Class A1, (1-mo.
LIBOR USD at 0.19% Floor +
0.19%), 4.95%, 03/20/47
(b)
... 3,266 2,644,342
Series 2006-OC7, Class 2A3, (1-mo.
LIBOR USD at 0.50% Floor +
0.50%), 5.35%, 07/25/46
(b)
... 5,445 4,670,078
Series 2006-OC10, Class 2A3, (1-
mo. LIBOR USD at 0.46% Floor +
0.46%), 5.31%, 11/25/36
(b)
... 4,217 3,483,852
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,975 10,561,421
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 712 351,580
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,827 1,946,550
Series 2007-OA3, Class 1A1, (1-mo.
LIBOR USD at 0.28% Floor +
0.28%), 5.13%, 04/25/47
(b)
... 2,931 2,490,674
Series 2007-OA3, Class 2A2, (1-mo.
LIBOR USD at 0.36% Floor +
0.36%), 5.21%, 04/25/47
(b)
... 13 808
Series 2007-OA8, Class 2A1, (1-mo.
LIBOR USD at 0.36% Floor +
0.36%), 5.21%, 06/25/47
(b)
... 565 405,320
Series 2007-OH2, Class A2A, (1-mo.
LIBOR USD at 0.48% Floor and
10.00% Cap + 0.48%), 5.33%,
08/25/47
(b)
.............. 686 540,930
American Home Mortgage Assets
Trust
(b)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 4.08%,
10/25/46 ............... 2,641 1,801,388
Series 2006-4, Class 1A12, (1-mo.
LIBOR USD at 0.21% Floor +
0.21%), 5.06%, 10/25/46 .... 5,446 2,899,039
Angel Oak Mortgage Trust, Series
2019-5, Class B1, 3.96%, 10/25/49
(a)
(b)
...................... 715 608,293
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 2.98%,
07/31/57 ............... 20,793 8,301,119
Series 2016-3, Class 3A, (1-mo.
LIBOR USD at 2.85% Floor +
2.85%), 7.70%, 09/27/46 .... 3,160 3,150,642
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,290 2,435,071
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 3,027 2,916,253

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Barclays Mortgage Loan Trust, Series
2022-NQM1, Class A1, 4.55%,
07/25/52
(a)(e)
............... USD 13,669 $ 12,970,364
Barclays Mortgage Trust
(a)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(e)
.............. 63,902 57,351,635
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(e)
.............. 6,222 5,622,089
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(c)
.............. 13,942 12,849,336
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(e)
.............. 31,394 29,529,146
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(c)(e)
............. 4,958 4,270,720
Series 2022-RPL1, Class C, 0.00%,
02/25/28
(c)
.............. 8,807 5,150,247
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 132 61,621
Bayview Commercial Asset Trust,
Series 2007-4A, Class A1, (1-mo.
LIBOR USD at 0.45% Floor +
0.45%), 5.30%, 09/25/37
(a)(b)
.... 6,708 6,098,352
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. LIBOR USD
at 0.15% Floor + 0.15%), 3.82%,
05/28/36
(a)(b)
............... 3,615 3,414,104
Bear Stearns ALT-A Trust
(b)
Series 2006-6, Class 1A1, (1-mo.
LIBOR USD at 0.32% Floor and
11.50% Cap + 0.32%), 5.17%,
11/25/36 ............... 2,078 1,632,582
Series 2007-1, Class 1A1, (1-mo.
LIBOR USD at 0.32% Floor and
11.50% Cap + 0.32%), 5.17%,
01/25/47 ............... 1,874 1,439,690
Bear Stearns Asset-Backed Securities
I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,273 1,514,859
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 3,372 2,194,320
Bear Stearns Mortgage Funding Trust
(b)
Series 2006-SL1, Class A1, (1-mo.
LIBOR USD at 0.28% Floor and
11.00% Cap + 0.28%), 5.13%,
08/25/36 ............... 1,050 1,010,435
Series 2007-AR2, Class A1, (1-mo.
LIBOR USD at 0.17% Floor and
10.50% Cap + 0.17%), 5.02%,
03/25/37 ............... 99 88,001
Series 2007-AR3, Class 1A1, (1-mo.
LIBOR USD at 0.14% Floor and
10.50% Cap + 0.14%), 4.99%,
03/25/37 ............... 1,542 1,265,280
Series 2007-AR4, Class 2A1, (1-mo.
LIBOR USD at 0.21% Floor and
10.50% Cap + 0.21%), 5.06%,
06/25/37 ............... 1,061 939,229
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,830 22,409,518
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 3.51%,
11/25/35
(b)
.............. 1,074 823,493
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 4.10%,
04/25/46
(b)
.............. USD 26,610 $ 8,268,658
Series 2006-OA5, Class 3A1, (1-mo.
LIBOR USD at 0.40% Floor +
0.40%), 5.25%, 04/25/46
(b)
... 1,151 1,033,308
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 13,121 5,643,602
CHNGE Mortgage Trust
(a)
Series 2022-1, Class A1, 3.01%,
01/25/67
(b)
.............. 4,990 4,460,807
Series 2022-4, Class A1, 6.00%,
10/25/57
(e)
.............. 1,921 1,900,019
CIM Trust, Series 2019-J2, Class B4,
3.77%, 10/25/49
(a)(b)
.......... 1,604 1,171,331
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 3,132 2,615,518
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 4,153 3,232,377
Citigroup Mortgage Loan Trust
(a)
Series 2014-C, Class B2, 4.25%,
02/25/54 ............... 582 539,855
Series 2022-A, Class A1, 6.17%,
09/25/62
(e)
.............. 12,865 12,790,654
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 868 749,842
COLT Mortgage Loan Trust, Series
2020-2, Class M1, 5.25%, 03/25/65
(a)
(b)
...................... 2,734 2,528,845
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,075 8,781,845
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(b)
.............. 43,932 42,159,601
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(b)
.............. 2,245 1,996,552
Series 2021-JR1, Class B2, 34.24%,
09/27/66 ............... 3,875 3,340,174
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(b)(c)
............. 3,132 1,049,208
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. LIBOR USD at 1.35%
Floor and 6.25% Cap + 1.35%),
6.20%, 11/25/35
(b)
........... 3,159 750,524
CSMC Trust
(a)(b)
Series 2014-4R, Class 16A3, (1-mo.
LIBOR USD at 0.20% Floor +
0.20%), 4.46%, 02/27/36 .... 2,142 1,983,216
Series 2014-9R, Class 9A1, (1-mo.
LIBOR USD at 0.12% Floor +
0.12%), 4.63%, 08/27/36 .... 2,586 1,975,252
Series 2014-SAF1, Class B5, 3.85%,
03/25/44 ............... 2,835 2,092,040
Series 2015-4R, Class 1A4, (1-mo.
LIBOR USD at 0.15% Floor +
0.15%), 3.62%, 10/27/36 .... 5,266 3,776,450
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. LIBOR USD at 0.34%
Floor + 0.34%), 5.19%, 08/25/47
(b)
2,212 1,865,773

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Deutsche Alt-B Securities Mortgage
Loan Trust
(b)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... USD 916 $ 759,414
Series 2006-AB3, Class A8, (1-mo.
LIBOR USD + 0.00%), 6.36%,
07/25/36 ............... 583 482,922
GCAT Trust
(a)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(b)
......... 4,430 3,710,739
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(e)
......... 13,976 13,686,723
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 5.14%, 03/25/36
(b)
..... 1,330 1,242,829
GS Mortgage-Backed Securities Corp.
Trust
(a)(b)
Series 2019-PJ2, Class B4, 4.39%,
11/25/49 ............... 2,579 2,173,929
Series 2020-PJ2, Class B4, 3.57%,
07/25/50 ............... 1,893 1,460,281
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo.
LIBOR USD at 0.35% Floor +
0.35%), 5.20%, 01/25/35 .... 2,875 2,552,548
Series 2005-RP2, Class 1AF, (1-mo.
LIBOR USD at 0.35% Floor +
0.35%), 5.20%, 03/25/35 .... 4,163 3,615,992
Series 2006-RP1, Class 1AF1, (1-
mo. LIBOR USD at 0.35% Floor
and 9.15% Cap + 0.35%), 5.20%,
01/25/36 ............... 2,733 2,206,470
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 4.22%,
01/25/35
(b)
.............. 370 338,869
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 151 188,101
Series 2007-OA2, Class 2A1,
2.63%, 06/25/47
(b)
......... 1,573 961,610
HarborView Mortgage Loan Trust
(b)
Series 2006-12, Class 1A1A, (1-mo.
LIBOR USD at 0.41% Floor +
0.41%), 5.17%, 12/19/36 .... 11,129 9,095,270
Series 2007-4, Class 2A2, (1-mo.
LIBOR USD at 0.25% Floor and
10.00% Cap + 0.50%), 5.01%,
07/19/47 ............... 1,163 1,010,659
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(b)
............... 6,360 5,637,347
Homeward Opportunities Fund Trust,
Series 2022-1, Class A1, 5.08%,
07/25/67
(a)(e)
............... 13,655 13,376,252
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%),
5.19%, 11/25/36
(b)
........... 1,874 1,578,497
IndyMac INDX Mortgage Loan Trust
(b)
Series 2006-AR15, Class A1, (1-mo.
LIBOR USD at 0.24% Floor +
0.24%), 5.09%, 07/25/36 .... 630 564,751
Series 2007-AR19, Class 3A1,
3.36%, 09/25/37 .......... 5,213 3,282,242
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-FLX5, Class 2A2, (1-
mo. LIBOR USD at 0.24% Floor +
0.24%), 5.09%, 08/25/37 .... USD 1,566 $ 1,315,054
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A5A,
2.50%, 12/25/51 .......... 19,485 15,373,526
Series 2021-INV5, Class B4, 3.19%,
12/25/51 ............... 2,588 1,781,842
Series 2021-INV5, Class B5, 3.19%,
12/25/51 ............... 906 560,525
Series 2021-INV5, Class B6, 2.95%,
12/25/51 ............... 3,095 1,172,060
Series 2021-INV7, Class A5A,
2.50%, 02/25/52 .......... 9,051 7,141,438
Series 2021-INV7, Class B1, 3.27%,
02/25/52 ............... 7,637 6,432,957
Series 2021-INV7, Class B2, 3.27%,
02/25/52 ............... 1,792 1,451,036
Series 2021-INV7, Class B3, 3.27%,
02/25/52 ............... 2,494 1,866,688
Series 2021-INV7, Class B4, 3.27%,
02/25/52 ............... 1,325 912,414
Series 2021-INV7, Class B5, 3.27%,
02/25/52 ............... 545 336,605
Series 2021-INV7, Class B6, 3.08%,
02/25/52 ............... 1,793 653,398
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.20%,
05/25/37
(b)
................ 862 697,423
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(1-mo. LIBOR USD at 4.25% Floor +
4.25%), 9.10%, 11/25/24
(a)(b)
.... 1,135 1,096,895
JPMorgan Mortgage Trust
(b)
Series 2007-A1, Class 4A1, 3.94%,
07/25/35 ............... 10 9,839
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,706 4,680,927
Legacy Mortgage Asset Trust
(a)(e)
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 5,039 5,033,808
Series 2020-SL1, Class A, 2.73%,
01/25/60 ............... 1,471 1,448,852
Series 2021-GS2, Class A1, 1.75%,
04/25/61 ............... 34,798 32,476,459
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. LIBOR USD
at 1.90% Floor + 1.90%), 6.75%,
09/25/47
(b)
................ 3,174 3,747,544
MASTR Resecuritization Trust, Series
2008-3, Class A1, 4.19%, 08/25/37
(a)
(b)
...................... 1,424 866,601
MCM Trust
(c)
Series 2018-NPL2,  3.00%,
08/25/28
(a)
.............. 34,166 32,758,728
Series 2021-VFN1,  3.00%, 08/28/28 20,938 13,752,425
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. LIBOR USD at 0.42% Floor +
0.42%), 5.27%, 04/25/37
(b)
..... 3,133 2,547,721
MFA Trust
(a)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(b)
......... 273 249,463
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(b)
......... 6,050 4,510,962

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(e)
......... USD 11,652 $ 11,519,055
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
LIBOR USD at 0.16% Floor and
10.50% Cap + 0.16%), 4.83%,
12/26/46
(a)(b)
............... 1,290 1,120,645
Morgan Stanley Residential Mortgage
Loan Trust, Series 2014-1A, Class
B3, 6.01%, 06/25/44
(a)(b)
....... 777 693,998
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(1-mo. LIBOR USD at 0.34% Floor
and 9.00% Cap + 0.34%), 5.00%,
04/16/36
(a)(b)
............... 7,093 6,659,537
NACC Reperforming Loan REMIC
Trust
(a)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,349 2,864,201
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 769 677,823
New Residential Mortgage Loan Trust
(a)
(b)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 2,158 2,061,764
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 ............... 10,258 7,690,536
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(b)
............. 748 720,189
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(e)
.............. 607 573,198
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(e)
.............. 1,570 348,068
Series 2007-2, Class A4, (1-mo.
LIBOR USD at 0.42% Floor +
0.42%), 5.27%, 06/25/37
(b)
... 756 657,925
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(b)
... 19,753 19,267,278
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(a)(e)
....... 9,126 8,961,531
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 3,496 2,900,932
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,972 1,852,833
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 14,306 14,072,474
PRPM LLC
(a)
Series 2020-4, Class A1, 2.95%,
10/25/25
(e)
.............. 10,251 9,995,602
Series 2021-4, Class A1, 1.87%,
04/25/26
(e)
.............. 6,249 5,947,720
Series 2022-1, Class A1, 3.72%,
02/25/27
(e)
.............. 1,764 1,677,858
Series 2023-1, Class A1, 6.88%,
02/25/28
(b)
.............. 18,137 18,066,685
RALI Trust, Series 2007-QH9, Class
A1, 4.37%, 11/25/37
(b)
......... 599 488,997
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.47%, 02/25/50
(a)(b)
... 1,662 1,324,012
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(a)(e)
... 26,940 25,360,010
Security
Par (000)
Par (000) Value
United States (continued)
Ready Capital Mortgage Financing LLC,
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.55% Floor +
2.55%), 7.36%, 10/25/39
(a)(b)
.... USD 21,487 $ 21,259,162
Reperforming Loan REMIC Trust
(a)(b)
Series 2005-R2, Class 1AF1, (1-mo.
LIBOR USD at 0.34% Floor and
9.50% Cap + 0.34%), 5.19%,
06/25/35 ............... 1,175 1,066,065
Series 2005-R3, Class AF, (1-mo.
LIBOR USD at 0.40% Floor and
9.50% Cap + 0.40%), 5.25%,
09/25/35 ............... 1,776 1,521,473
Residential Mortgage Loan Trust,
Series 2019-3, Class B2, 5.66%,
09/25/59
(a)(b)
............... 5,100 4,318,836
RFMSI Trust, Series 2006-SA2, Class
2A1, 4.94%, 08/25/36
(b)
........ 8,117 5,550,514
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(b)(c)
.............. 4,052 2,333,564
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 3.31%,
05/25/57
(b)
................ 1,390 489,411
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(a)(b)
... 24,922 23,804,707
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 3.23%, 07/20/37
(b)
.. 1,651 1,290,802
SG Residential Mortgage Trust, Series
2022-2, Class A1, 5.35%, 08/25/62
(a)
(e)
...................... 2,940 2,891,516
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 4.14%,
04/25/37
(b)
................ 473 285,528
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(b)
............... 4,942 4,069,175
Structured Adjustable Rate Mortgage
Loan Trust
(b)
Series 2005-11, Class 1A1, 3.99%,
05/25/35 ............... 686 523,786
Series 2006-3, Class 4A, 3.62%,
04/25/36 ............... 1,424 847,091
Structured Asset Mortgage Investments
II Trust
(b)
Series 2006-AR2, Class A1, (1-mo.
LIBOR USD at 0.46% Floor and
10.50% Cap + 0.46%), 5.31%,
02/25/36 ............... 1,011 851,856
Series 2006-AR4, Class 3A1, (1-mo.
LIBOR USD at 0.38% Floor and
10.50% Cap + 0.38%), 5.23%,
06/25/36 ............... 4,176 3,374,110
Series 2006-AR5, Class 2A1, (1-mo.
LIBOR USD at 0.42% Floor and
10.50% Cap + 0.42%), 5.27%,
05/25/46 ............... 1,008 661,837
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2006-
RF4, Class 2A1, 6.00%, 10/25/36
(a)
2,283 1,293,896
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1-mo.
LIBOR USD at 0.09% Floor +
0.09%), 3.21%, 06/25/46
(b)
..... 2,862 1,901,897
TVC DSCR,   2.38%, 02/01/51
(a)(c)
... 51,326 47,775,724

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
TVC Holding,   2.38%, 02/01/51
(c)
... USD 12,832 $ 11,192,997
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
653 651,505
Verus Securitization Trust
(a)(b)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,093,616
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,236,823
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,126,539
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 1,807,752
Visio Trust
(a)(b)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,296,063
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,650,599
Vista Point Securitization Trust, Series
2020-2, Class B1, 4.90%, 04/25/65
(a)
(b)
...................... 1,160 1,060,110
WaMu Mortgage Pass-Through
Certificates Trust
(b)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 4.13%,
06/25/46 ............... 273 239,979
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 3.89%,
06/25/47 ............... 7,323 5,648,589
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 3.94%,
06/25/47 ............... 2,219 1,674,113
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
LIBOR USD at 0.55% Floor and
5.50% Cap + 0.55%), 5.40%,
11/25/35
(b)
.............. 703 474,558
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 286 217,812
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,120 1,710,442
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,758 2,474,618
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
.............. 3,184 2,828,428
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(e)
.............. 846 751,925
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 3.86%,
12/25/46
(b)
.............. 5,461 4,262,449
Western Mortgage Reference Notes
(a)(b)
Series 2021-CL2, Class M1, (SOFR
30 Day Average + 3.15%),
7.71%, 07/25/59 .......... 17,448 16,129,381
Series 2021-CL2, Class M2, (SOFR
30 Day Average + 3.70%),
8.26%, 07/25/59 .......... 17,551 15,980,730
Security
Par (000)
Par (000) Value
United States (continued)
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.98%, 11/20/44
(a)
(b)
...................... USD 1,651 $ 1,486,965
1,160,939,525
1,309,553,631
Commercial Mortgage-Backed Securities — 3.7%
Bermuda — 0.1%
(a)(b)
PFP Ltd., Series 2022-9, Class A,
(1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 6.93%, 08/19/35 . 15,120 14,894,643
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.99%,
01/19/37 ................. 24,413 23,880,272
38,774,915
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.05%,
12/15/34
(a)(b)
............... 1,999 1,822,163
Ireland — 0.1%
(b)
Agora Securities DAC, Series 2021-1X,
Class A, (Sterling Overnight Index
Average at 5.12% Cap + 1.20%),
5.41%, 07/22/31
(d)
........... GBP 1,160 1,377,756
Atom Mortgage Securities DAC, Series
1X, Class D, (Sterling Overnight
Index Average at 1.90% Floor +
1.90%), 6.11%, 07/22/31
(d)
...... 1,542 1,678,421
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average at 1.35% Floor +
1.35%), 5.54%, 11/20/33
(d)
...... 1,850 2,225,339
Haus European Loan Conduit No 39
DAC
Series 39X, Class A1, (3-mo.
EURIBOR at 0.65% Floor +
0.65%), 3.12%, 07/28/51
(d)
... EUR 2,508 2,543,753
Series 39X, Class B, (3-mo.
EURIBOR at 1.10% Floor +
1.10%), 3.57%, 07/28/51
(d)
... 1,039 994,887
Haus European Loan Conduit No. 39
DAC, Series 39X, Class C, (3-mo.
EURIBOR at 1.40% Floor + 1.40%),
3.87%, 07/28/51
(d)
........... 841 761,331
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 3.43%, 08/17/33
(d)
... 1,845 1,911,765
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 3.73%, 08/17/33
(d)
... 1,125 1,117,237
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 4.08%, 08/17/33
(d)
... 1,331 1,327,390
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 4.58%, 08/17/33
(d)
... 1,031 1,008,340

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Ireland (continued)
Last Mile Securities PE DAC
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor and
5.20% Cap + 1.20%), 3.88%,
08/17/31
(d)
.............. EUR 939 $ 952,123
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor and
5.60% Cap + 1.60%), 4.28%,
08/17/31
(d)
.............. 1,061 1,054,580
Pearl Finance DAC
Series 2020-1, Class A2, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 4.58%, 11/17/32
(d)
... 1,128 1,190,881
Series 2020-1, Class B, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 5.18%, 11/17/32
(d)
... 1,355 1,425,697
River Green Finance 2020 DAC
Series 2020-1, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 3.50%, 01/22/32
(d)
... 543 553,590
Series 2020-1, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 3.85%, 01/22/32
(d)
... 325 330,288
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (Sterling
Overnight Index Average at 2.10%
Floor and 7.10% Cap + 2.22%),
6.41%, 05/17/29
(a)
........... GBP 2,665 3,156,666
Taurus FR DAC
Series 2019-1FR, Class B, (3-mo.
EURIBOR at 1.45% Floor +
1.45%), 3.96%, 02/02/31
(d)
... EUR 353 372,169
Series 2019-1FR, Class C, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 4.46%, 02/02/31
(d)
... 374 392,553
Taurus UK DAC
Series 2019-UK2, Class B, (Sterling
Overnight Index Average at
1.80% Floor + 1.92%), 6.11%,
11/17/29
(d)
.............. GBP 3,361 4,021,740
Series 2019-UK2, Class C, (Sterling
Overnight Index Average at
2.10% Floor + 2.22%), 6.41%,
11/17/29
(d)
.............. 2,078 2,444,221
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.30% Floor + 1.30%), 5.50%,
05/17/31
(d)
.............. 880 1,020,110
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
at 1.65% Floor + 1.65%), 5.85%,
05/17/31
(d)
.............. 536 610,702
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
at 2.60% Floor + 2.60%), 6.80%,
05/17/31
(d)
.............. 547 632,475
Series 2021-UK4X, Class A,
(Sterling Overnight Index Average
at 0.95% Floor + 0.95%), 5.15%,
08/17/31
(d)
.............. 2,063 2,469,909
Series 2021-UK4X, Class B,
(Sterling Overnight Index Average
at 1.50% Floor + 1.50%), 5.70%,
08/17/31
(d)
.............. 1,481 1,732,343
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
at 1.75% Floor + 1.75%), 5.95%,
08/17/31
(d)
.............. GBP 510 $ 588,360
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
at 2.10% Floor + 2.10%), 6.30%,
08/17/31
(d)
.............. 2,301 2,598,176
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 4.50%, 02/27/33
(d)
EUR 2,700 2,704,653
43,197,455
Italy — 0.1%
(d)
Cassia SRL
(b)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 5.15%, 05/22/34
(d)
... 12,859 13,235,204
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 6.15%, 05/22/34
(d)
... 6,145 6,157,687
19,392,891
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 20 19,263
United Kingdom — 0.0%
(b)
Canary Wharf Finance II plc
Series II, Class C2, (Sterling
Overnight Index Average +
1.49%), 5.70%, 10/22/37
(d)
... GBP 2,100 2,081,618
Series II, Class D2, (Sterling
Overnight Index Average at
1.26% Floor + 2.22%), 6.43%,
10/22/37
(d)
.............. 14,689 14,249,119
Sage AR Funding plc, Series 1X, Class
C, (Sterling Overnight Index Average
+ 2.15%), 6.35%, 11/17/30
(d)
.... 535 621,137
16,951,874
United States — 3.4%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 934,360
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,235 1,027,877
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 1,923,353
245 Park Avenue Trust
(a)(b)
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 880,935
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 4,170,136
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo.
LIBOR USD at 1.54% Floor +
1.54%), 6.12%, 09/15/34 .... 3,660 3,388,548
Series 2017-280P, Class E, (1-mo.
LIBOR USD at 2.12% Floor +
2.12%), 6.70%, 09/15/34 .... 12,926 11,721,238

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. LIBOR USD
at 3.10% Floor + 3.10%), 7.78%,
04/15/34
(a)(b)
............... USD 4,827 $ 3,673,893
Arbor Multifamily Mortgage Securities
Trust
(a)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 589,564
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 3,605 2,949,800
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 6.99%, 06/17/39
(a)(b)
11,460 11,374,050
Ashford Hospitality Trust, Series 2018-
ASHF, Class D, (1-mo. LIBOR USD
at 2.10% Floor + 2.10%), 6.78%,
04/15/35
(a)(b)
............... 3,816 3,537,491
Atrium Hotel Portfolio Trust, Series
2017-ATRM, Class D, (1-mo. LIBOR
USD at 1.95% Floor + 2.20%),
6.88%, 12/15/36
(a)(b)
.......... 12,415 11,039,959
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class F, 3.60%,
04/14/33 ............... 4,751 3,920,720
Series 2017-SCH, Class AF, (1-mo.
LIBOR USD at 1.00% Floor +
1.00%), 5.69%, 11/15/33 ..... 250 237,589
Series 2017-SCH, Class BF, (1-mo.
LIBOR USD at 1.40% Floor +
1.40%), 6.09%, 11/15/33 ..... 6,440 5,829,319
Series 2017-SCH, Class CL, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.19%, 11/15/32 ..... 2,560 2,314,906
Series 2017-SCH, Class DL, (1-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.68%, 11/15/32 ..... 5,070 4,391,960
Series 2018-DSNY, Class C, (1-mo.
LIBOR USD at 1.35% Floor +
1.35%), 6.04%, 09/15/34 .... 590 566,182
Series 2018-DSNY, Class D, (1-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.38%, 09/15/34 .... 4,862 4,617,413
Banc of America Commercial Mortgage
Trust, Series 2015-UBS7, Class B,
4.34%, 09/15/48
(b)
........... 1,135 1,029,554
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo.
LIBOR USD at 0.48% Floor and
10.80% Cap + 0.48%), 5.17%,
11/25/35 ............... 3,274 2,957,404
Series 2005-4A, Class A1, (1-mo.
LIBOR USD at 0.30% Floor +
0.45%), 5.30%, 01/25/36 .... 5,715 5,200,123
Series 2005-4A, Class A2, (1-mo.
LIBOR USD at 0.39% Floor +
0.59%), 5.43%, 01/25/36 .... 138 126,369
Series 2005-4A, Class M1, (1-mo.
LIBOR USD at 0.45% Floor +
0.68%), 5.52%, 01/25/36 .... 370 336,257
Series 2006-1A, Class A2, (1-mo.
LIBOR USD at 0.54% Floor +
0.54%), 5.39%, 04/25/36 .... 524 470,891
Series 2006-2A, Class A2, (1-mo.
LIBOR USD at 0.28% Floor +
0.42%), 5.27%, 07/25/36 .... 950 861,480
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-3A, Class A1, (1-mo.
LIBOR USD at 0.25% Floor +
0.38%), 5.22%, 10/25/36 .... USD 717 $ 660,236
Series 2006-3A, Class A2, (1-mo.
LIBOR USD at 0.30% Floor +
0.45%), 5.30%, 10/25/36 .... 778 717,812
Series 2006-4A, Class A1, (1-mo.
LIBOR USD at 0.23% Floor +
0.35%), 5.19%, 12/25/36 .... 2,209 2,041,038
Series 2007-1, Class A2, (1-mo.
LIBOR USD at 0.27% Floor +
0.41%), 5.25%, 03/25/37 .... 1,577 1,423,000
Series 2007-2A, Class A1, (1-mo.
LIBOR USD at 0.27% Floor +
0.27%), 5.12%, 07/25/37 .... 2,090 1,845,496
Series 2007-6A, Class A4A, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.35%, 12/25/37 .... 9,998 8,722,582
Series 2008-2, Class A4A, (1-mo.
LIBOR USD at 2.50% Floor and
3.75% Cap + 2.50%), 7.35%,
04/25/38 ............... 2,617 2,550,213
BBCMS Mortgage Trust
(a)(b)
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ............... 2,640 1,694,574
Series 2018-TALL, Class A, (1-mo.
LIBOR USD at 0.72% Floor +
0.72%), 5.56%, 03/15/37 .... 2,453 2,244,480
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.03%, 11/05/36
(a)(b)
.... 2,313 2,065,758
BDS LLC, Series 2022-FL12, Class A,
(1-mo. CME Term SOFR at 2.14%
Floor + 2.14%), 6.83%, 08/19/38
(a)(b)
6,880 6,876,542
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
LIBOR USD at 0.75% Floor +
0.75%), 5.43%, 04/15/36 .... 6,687 6,354,807
Series 2021-SSCP, Class B, (1-mo.
LIBOR USD at 1.10% Floor +
1.10%), 5.78%, 04/15/36 .... 6,829 6,485,850
Series 2021-SSCP, Class C, (1-mo.
LIBOR USD at 1.35% Floor +
1.35%), 6.03%, 04/15/36 .... 8,403 7,935,981
Series 2021-SSCP, Class D, (1-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.28%, 04/15/36 .... 7,896 7,373,631
Series 2021-SSCP, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 6.78%, 04/15/36 .... 6,692 6,209,722
Series 2021-SSCP, Class F, (1-mo.
LIBOR USD at 2.90% Floor +
2.90%), 7.58%, 04/15/36 .... 6,430 6,029,172
Series 2021-SSCP, Class G, (1-mo.
LIBOR USD at 3.80% Floor +
3.80%), 8.48%, 04/15/36 .... 7,248 6,793,070
Series 2021-SSCP, Class H, (1-mo.
LIBOR USD at 4.90% Floor +
4.90%), 9.59%, 04/15/36 .... 5,096 4,781,582
BFLD Trust, Series 2020-EYP, Class E,
(1-mo. LIBOR USD at 3.70% Floor +
3.70%), 8.38%, 10/15/35
(a)(b)
.... 6,517 4,771,682
BHMS, Series 2018-ATLS, Class A,
(1-mo. LIBOR USD at 1.25% Floor +
1.25%), 5.93%, 07/15/35
(a)(b)
.... 15,173 14,591,862

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.52%, 03/15/40
(a)(b)
.... USD 5,030 $ 4,974,854
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 6.60%, 05/15/39
(a)(b)
.... 5,533 5,369,381
BPR Trust
(a)(b)
Series 2021-TY, Class E, (1-mo.
LIBOR USD at 3.60% Floor +
3.60%), 8.28%, 09/15/38 .... 5,768 5,410,975
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.83%, 05/15/39 ... 2,870 2,810,439
BWAY Mortgage Trust
(a)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 4,630 4,330,810
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,733,759
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 566,175
Series 2013-1515, Class F, 3.93%,
03/10/33
(b)
.............. 601 496,067
BX Commercial Mortgage Trust
(a)
Series 2019-XL, Class A, (1-mo.
CME Term SOFR at 1.03% Floor
+ 1.03%), 5.86%, 10/15/36
(b)
.. 4,863 4,807,682
Series 2019-XL, Class G, (1-mo.
CME Term SOFR at 2.41% Floor
+ 2.41%), 7.24%, 10/15/36
(b)
.. 38,734 37,269,084
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 7.59%, 10/15/36
(b)
.. 37,013 35,371,478
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(b)
.............. 10,747 9,398,017
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 1,284 1,045,525
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 1.04% Floor
+ 1.04%), 5.87%, 10/15/37
(b)
.. 883 862,793
Series 2020-VKNG, Class F, (1-mo.
CME Term SOFR at 2.86% Floor
+ 2.86%), 7.69%, 10/15/37
(b)
.. 5,369 5,043,712
Series 2021-CIP, Class A, (1-mo.
LIBOR USD at 0.92% Floor +
0.92%), 5.60%, 12/15/38
(b)
... 1,254 1,208,411
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.02%), 5.85%, 02/15/33
(b)
.. 25,114 24,360,436
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.26% Floor
+ 2.26%), 7.09%, 02/15/33
(b)
.. 15,394 14,932,212
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.36% Floor
+ 4.36%), 9.19%, 02/15/33
(b)
.. 10,302 9,992,653
Series 2021-SOAR, Class G, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.49%, 06/15/38
(b)
... 7,507 6,913,345
Series 2021-VINO, Class F, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.49%, 05/15/38
(b)
... 10,521 9,465,438
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(b)
.............. 2,328 1,895,339
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-CSMO, Class C, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.72%, 06/15/27
(b)
.. USD 4,000 $ 3,889,707
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 7,318 5,792,427
Series 2021-ARIA, Class A, (1-mo.
LIBOR USD at 0.90% Floor +
0.90%), 5.58%, 10/15/36 .... 2,522 2,419,778
Series 2021-ARIA, Class D, (1-mo.
LIBOR USD at 1.90% Floor +
1.90%), 6.58%, 10/15/36 .... 4,111 3,812,085
Series 2021-ARIA, Class G, (1-mo.
LIBOR USD at 3.14% Floor +
3.14%), 7.83%, 10/15/36 .... 8,289 7,287,937
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.91% Floor
+ 0.91%), 5.74%, 02/15/36 ... 15,198 14,481,924
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.91% Floor
+ 0.91%), 5.74%, 02/15/36 ... 5,208 4,962,109
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.51% Floor
+ 2.51%), 7.34%, 02/15/36 ... 11,223 9,919,425
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.51% Floor
+ 2.51%), 7.34%, 02/15/36 ... 9,000 7,954,631
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 7.94%, 02/15/36 ... 2,185 1,899,701
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 7.94%, 02/15/36 ... 11,655 10,133,798
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.36% Floor
+ 2.36%), 7.19%, 01/15/34 ... 2,604 2,434,231
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 7.94%, 01/15/34 ... 4,033 3,698,265
Series 2021-SDMF, Class A, (1-mo.
LIBOR USD at 0.59% Floor +
0.59%), 5.27%, 09/15/34 .... 2,057 1,984,990
Series 2021-VIEW, Class E, (1-mo.
LIBOR USD at 3.60% Floor +
3.60%), 8.28%, 06/15/36 .... 10,095 9,175,542
Series 2022-GPA, Class A, (1-mo.
CME Term SOFR at 2.17% Floor
+ 2.17%), 6.99%, 10/15/39 ... 45,050 44,485,357
Series 2022-GPA, Class D, (1-mo.
CME Term SOFR at 4.06% Floor
+ 4.06%), 8.89%, 10/15/39 ... 4,450 4,361,401
Series 2022-LBA6, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 5.83%, 01/15/39 ... 5,973 5,763,288
Series 2022-LBA6, Class D, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 6.83%, 01/15/39 ... 5,950 5,533,494
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 5.68%, 01/15/39 ... 3,580 3,437,560
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 6.11%, 01/15/39 ... 1,449 1,383,632

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo.
LIBOR USD + 0.00%), 3.55%,
08/13/37 ............... USD 1,930 $ 1,388,811
Series 2017-CC, Class E, (1-mo.
LIBOR USD + 0.00%), 3.55%,
08/13/37 ............... 3,820 2,561,024
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,156,401
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... 3,300 2,422,468
Series 2021-601L, Class D, 2.78%,
01/15/44 ............... 3,999 2,589,164
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
LIBOR USD at 2.15% Floor +
2.15%), 6.83%, 12/15/37
(a)(b)
.... 12,915 12,461,031
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 4.84%,
05/10/58
(b)
................ 6,142 5,566,795
CFK Trust
(a)(b)
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 5,953,517
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 5,100,200
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.18%, 06/15/34
(a)(b)
.... 13,443 12,894,261
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/11/47
(b)
.............. 1,156 1,128,174
Series 2016-GC37, Class C, 4.92%,
04/10/49
(b)
.............. 2,110 1,922,694
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,851,763
Series 2019-PRM, Class E, 4.73%,
05/10/36
(a)(b)
............. 11,599 11,361,290
Series 2019-PRM, Class F, 4.73%,
05/10/36
(a)(b)
............. 5,775 5,656,647
Series 2019-SMRT, Class D, 4.74%,
01/10/36
(a)(b)
............. 17,385 16,824,669
Series 2019-SMRT, Class E, 4.74%,
01/10/36
(a)(b)
............. 1,081 1,037,787
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)(b)
............. 2,660 1,949,675
Cold Storage Trust
(a)(b)
Series 2020-ICE5, Class A, (1-mo.
LIBOR USD at 0.90% Floor +
0.90%), 5.58%, 11/15/37 ..... 1,414 1,377,158
Series 2020-ICE5, Class E, (1-mo.
LIBOR USD at 2.77% Floor +
2.77%), 7.45%, 11/15/37 ..... 15,600 14,998,322
Series 2020-ICE5, Class F, (1-mo.
LIBOR USD at 3.49% Floor +
3.49%), 8.18%, 11/15/37 ..... 7,334 7,074,114
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
............. 750 637,500
Series 2014-CR15, Class C, 4.67%,
02/10/47
(b)
.............. 154 135,276
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,922,830
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
............. 1,840 1,429,829
Security
Par (000)
Par (000) Value
United States (continued)
Credit Suisse Mortgage Capital
Certificates
(a)(b)
Series 2015-RPL1,  (1-Day SOFR +
0.03%), 4.61%, 02/15/24 .... USD 23,200 $ 22,707,965
Series 2019-ICE4, Class C, (1-mo.
LIBOR USD at 1.43% Floor +
1.43%), 6.11%, 05/15/36 ..... 2,793 2,743,603
Series 2019-ICE4, Class E, (1-mo.
LIBOR USD at 2.15% Floor +
2.15%), 6.83%, 05/15/36 .... 14,066 13,611,612
Series 2019-ICE4, Class F, (1-mo.
LIBOR USD at 2.65% Floor +
2.65%), 7.33%, 05/15/36 .... 14,857 14,443,761
Series 2020-NET, Class D, 3.70%,
08/15/37 ............... 560 500,654
Series 2021-980M, Class E, 3.54%,
07/15/31 ............... 3,955 2,953,768
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.74%,
08/15/51
(b)
................ 1,586 1,290,204
CSMC Trust
(a)
Series 2017-PFHP, Class A, (1-mo.
LIBOR USD at 0.95% Floor +
0.95%), 5.63%, 12/15/30
(b)
... 2,310 2,179,194
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,853,897
Series 2020-FACT, Class E, (1-mo.
LIBOR USD at 4.86% Floor +
4.86%), 9.55%, 10/15/37
(b)
... 5,754 5,134,747
Series 2021-BHAR, Class A, (1-mo.
LIBOR USD at 1.15% Floor +
1.15%), 5.83%, 11/15/38
(b)
... 5,892 5,635,998
Series 2021-BHAR, Class E, (1-mo.
LIBOR USD at 3.50% Floor +
3.50%), 8.18%, 11/15/38
(b)
... 2,315 2,159,669
Series 2022-NWPT, Class A, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.97%, 09/09/24
(b)
.. 12,521 12,484,372
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (1-mo.
LIBOR USD at 1.30% Floor +
1.30%), 5.98%, 05/15/35 .... 137 133,097
Series 2019-1735, Class F, 4.19%,
04/10/37 ............... 1,060 644,305
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class D, (1-mo.
LIBOR USD + 0.00%), 3.53%,
10/10/34 ............... 3,760 3,392,296
Series 2017-BRBK, Class E, (1-mo.
LIBOR USD + 0.00%), 3.53%,
10/10/34 ............... 8,126 7,171,145
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ............... 2,070 1,759,470
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
LIBOR USD at 3.12% Floor +
3.12%), 7.80%, 11/15/38
(a)(b)
.... 11,896 10,773,226
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
LIBOR USD at 2.25% Floor +
2.25%), 6.94%, 07/15/38 .... 12,428 11,835,668
Series 2021-ESH, Class E, (1-mo.
LIBOR USD at 2.85% Floor +
2.85%), 7.54%, 07/15/38 .... 14,643 13,834,961

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-ESH, Class F, (1-mo.
LIBOR USD at 3.70% Floor +
3.70%), 8.39%, 07/15/38 .... USD 9,279 $ 8,702,796
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
K80, Class B, 4.23%, 08/25/50
(a)(b)
2,888 2,741,689
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
LIBOR USD at 2.35% Floor +
2.35%), 7.03%, 02/15/38
(a)(b)
.... 770 534,560
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a)(b)
........ 2,546 1,599,935
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 5.37%,
05/03/32
(a)
................ 7,340 7,231,734
GS Mortgage Securities Corp. Trust
(a)
Series 2017-375H, Class A, 3.48%,
09/10/37
(b)
.............. 1,460 1,311,686
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 5,560,100
Series 2021-DM, Class A, (1-mo.
LIBOR USD at 0.89% Floor +
0.89%), 5.57%, 11/15/36
(b)
... 8,770 8,427,332
Series 2021-DM, Class F, (1-mo.
LIBOR USD at 3.44% Floor +
3.44%), 8.12%, 11/15/36
(b)
... 1,030 926,194
Series 2021-ROSS, Class A, (1-mo.
LIBOR USD at 1.15% Floor +
1.15%), 5.83%, 05/15/26
(b)
... 2,320 2,087,369
Series 2022-AGSS, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.69%), 7.52%, 11/15/27
(b)
.. 19,780 19,594,185
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.02%, 08/15/39
(b)
.. 11,620 11,619,994
Series 2022-SHIP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.73%), 5.56%, 08/15/36
(b)
.. 14,287 14,145,362
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.75%, 03/15/28
(b)
.. 7,510 7,491,305
GS Mortgage Securities Trust
(b)
Series 2014-GC20, Class B, 4.53%,
04/10/47 ............... 370 353,065
Series 2015-590M, Class E, 3.81%,
10/10/35
(a)
.............. 2,540 2,095,417
Series 2015-GC32, Class C, 4.41%,
07/10/48 ............... 1,786 1,620,639
Series 2019-GSA1, Class C, 3.81%,
11/10/52 ............... 570 438,435
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(b)
............... 1,181 1,066,906
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR at 2.39%
Floor + 2.39%), 7.22%, 07/15/24
(a)(b)
2,690 2,684,895
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.03%, 10/15/36 .... 4,693 4,277,322
Series 2021-LULU, Class F, (1-mo.
LIBOR USD at 4.40% Floor +
4.40%), 9.08%, 10/15/36 .... 3,031 2,713,652
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 2.94%,
12/10/41
(a)(b)
............... 6,164 3,868,931
Security
Par (000)
Par (000) Value
United States (continued)
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1-mo.
CME Term SOFR at 2.25% Floor +
2.25%), 7.07%, 10/15/39
(a)(b)
.... USD 22,092 $ 22,037,115
IMT Trust
(a)
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 3,952,324
Series 2017-APTS, Class DFX,
3.50%, 06/15/34
(b)
......... 1,350 1,273,142
Series 2017-APTS, Class EFX,
3.50%, 06/15/34
(b)
......... 2,090 1,949,887
Independence Plaza Trust
(a)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,139,131
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,464,000
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
7.32%, 08/15/39
(a)(b)
.......... 12,733 12,629,260
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.12%, 12/15/48
(a)(b)
... 4,979 4,138,955
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 746,656
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 2,513,362
JPMorgan Chase Commercial
Mortgage Securities Corp., Series
2022-CGSS, Class A, (1-mo. CME
Term SOFR at 2.97% Floor +
2.47%), 7.30%, 12/15/36
(a)(b)
.... 12,820 12,754,995
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2015-JP1, Class C, 4.73%,
01/15/49
(b)
.............. 1,650 1,461,940
Series 2018-AON, Class A, 4.13%,
07/05/31
(a)
.............. 4,834 4,350,600
Series 2018-PHH, Class A, (1-mo.
LIBOR USD at 2.41% Floor +
1.21%), 5.89%, 06/15/35
(a)(b)
.. 3,566 3,272,321
Series 2019-MFP, Class E, (1-mo.
LIBOR USD at 2.16% Floor +
2.16%), 6.84%, 07/15/36
(a)(b)
.. 5,580 5,228,784
Series 2020-609M, Class D, (1-mo.
LIBOR USD at 2.77% Floor +
2.77%), 7.45%, 10/15/33
(a)(b)
.. 2,500 2,064,089
Series 2021-MHC, Class A, (1-mo.
LIBOR USD at 0.80% Floor +
0.80%), 5.48%, 04/15/38
(a)(b)
.. 991 961,329
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.45% Floor +
2.45%), 7.13%, 04/15/38
(a)(b)
.. 11,570 10,877,249
Series 2021-MHC, Class F, (1-mo.
LIBOR USD at 2.95% Floor +
2.95%), 7.63%, 04/15/38
(a)(b)
.. 5,050 4,728,499
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.54%), 8.37%, 04/15/37
(a)(b)
. 12,698 10,747,341
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.01%, 09/15/39
(a)(b)
. 19,396 19,274,251
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)(b)
............. 7,412 5,432,346

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (1-mo. LIBOR USD
at 1.80% Floor + 1.80%), 6.48%,
05/15/36
(a)(b)
............... USD 3,676 $ 3,579,482
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(b)
Series 2006-2A, Class M3, (1-mo.
LIBOR USD at 0.45% Floor +
0.45%), 5.30%, 09/25/36 .... 2,540 2,406,743
Series 2007-1A, Class 1A, (1-mo.
LIBOR USD at 0.25% Floor +
0.25%), 5.10%, 03/25/37 .... 328 327,150
Series 2007-3A, Class M2, (1-mo.
LIBOR USD at 2.00% Floor +
2.00%), 6.85%, 10/25/37 .... 5,850 4,496,785
Life Mortgage Trust, Series 2021-BMR,
Class F, (1-mo. CME Term SOFR
at 2.46% Floor + 2.46%), 7.29%,
03/15/38
(a)(b)
............... 7,616 7,086,654
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.15%,
04/20/48
(a)(b)
............... 498 479,274
LUXE Trust, Series 2021-TRIP, Class E,
(1-mo. LIBOR USD at 2.75% Floor +
2.75%), 7.43%, 10/15/38
(a)(b)
.... 1,216 1,143,439
MAD Mortgage Trust
(a)(b)
Series 2017-330M, Class D, 3.71%,
08/15/34 ............... 2,925 2,469,548
Series 2017-330M, Class E, 3.76%,
08/15/34 ............... 4,493 3,697,722
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.33%,
09/10/39
(a)(b)
............... 2,088 1,582,555
Med Trust, Series 2021-MDLN, Class
G, (1-mo. LIBOR USD at 5.25%
Floor + 5.25%), 9.93%, 11/15/38
(a)(b)
55,031 50,162,720
MFT Trust, Series 2020-ABC, Class C,
3.48%, 02/10/42
(a)(b)
.......... 3,925 2,577,217
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class A, (1-mo.
LIBOR USD at 0.80% Floor +
0.80%), 5.48%, 04/15/38 .... 9,519 9,203,513
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 6.78%, 04/15/38 .... 20,808 19,504,275
Series 2021-MHC, Class F, (1-mo.
LIBOR USD at 2.60% Floor +
2.60%), 7.28%, 04/15/38 .... 2,139 1,989,045
MHP
(a)(b)
Series 2021-STOR, Class G, (1-mo.
LIBOR USD at 2.75% Floor +
2.75%), 7.43%, 07/15/38 .... 3,854 3,503,848
Series 2021-STOR, Class J, (1-mo.
LIBOR USD at 3.95% Floor +
3.95%), 8.63%, 07/15/38 .... 3,438 3,122,573
Morgan Stanley Bank of America Merrill
Lynch Trust
(b)
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)
.............. 901 688,887
Series 2015-C25, Class C, 4.52%,
10/15/48 ............... 720 653,206
Morgan Stanley Capital I Trust
(b)
Series 2017-H1, Class C, 4.28%,
06/15/50 ............... 483 424,562
Series 2018-H3, Class C, 4.86%,
07/15/51 ............... 10 8,332
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)
.............. USD 6,810 $ 4,874,723
Series 2018-SUN, Class A, (1-mo.
LIBOR USD at 0.90% Floor +
0.90%), 5.58%, 07/15/35
(a)
... 2,330 2,284,549
Series 2018-SUN, Class F, (1-mo.
LIBOR USD at 2.55% Floor +
2.55%), 7.23%, 07/15/35
(a)
... 74 71,673
MSCG Trust
(a)(b)
Series 2018-SELF, Class E, (1-mo.
LIBOR USD at 2.15% Floor +
2.15%), 6.83%, 10/15/37 .... 1,298 1,207,740
Series 2018-SELF, Class F, (1-mo.
LIBOR USD at 3.05% Floor +
3.05%), 7.73%, 10/15/37 .... 1,426 1,321,913
MTN Commercial Mortgage Trust
(a)(b)
Series 2022-LPFL, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 6.22%, 03/15/39 ... 6,670 6,571,010
Series 2022-LPFL, Class F, (1-mo.
CME Term SOFR at 5.29% Floor
+ 5.29%), 10.11%, 03/15/39 .. 2,870 2,671,251
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(b)
............... 2,167 1,437,151
Natixis Commercial Mortgage Securities
Trust
(a)
Series 2018-FL1, Class A, (1-mo.
LIBOR USD at 0.95% Floor +
0.95%), 5.63%, 06/15/35
(b)
... 855 827,591
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 2,541,535
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(b)
...................... 7,856 5,252,248
One New York Plaza Trust, Series
2020-1NYP, Class D, (1-mo. LIBOR
USD at 2.75% Floor + 2.75%),
7.43%, 01/15/36
(a)(b)
.......... 1,660 1,447,876
PKHL Commercial Mortgage Trust
(a)(b)
Series 2021-MF, Class F, (1-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.03%, 07/15/38 .... 3,276 2,982,519
Series 2021-MF, Class G, (1-mo.
LIBOR USD at 4.35% Floor +
4.35%), 9.03%, 07/15/38 .... 3,533 3,208,657
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (1-mo.
CME Term SOFR at 2.47% Floor +
2.47%), 7.26%, 06/25/37
(a)(b)
.... 5,064 5,050,862
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.48%, 09/15/39
(a)(b)
.......... 4,690 3,633,282
SMRT
(a)(b)
Series 2022-MINI, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 5.83%, 01/15/39 ... 2,602 2,501,303
Series 2022-MINI, Class E, (1-mo.
CME Term SOFR at 2.70% Floor
+ 2.70%), 7.53%, 01/15/39 ... 3,153 2,836,786
SREIT Trust, Series 2021-MFP2, Class
A, (1-mo. LIBOR USD at 0.82%
Floor + 0.82%), 5.51%, 11/15/36
(a)(b)
2,689 2,581,121

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. LIBOR USD at 1.92%
Floor + 1.92%), 6.61%, 07/15/36
(a)(b)
USD 3,122 $ 2,863,619
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.01%,
05/15/37
(a)(b)
............... 22,066 21,240,844
Velocity Commercial Capital Loan
Trust
(a)
Series 2017-2, Class M3, (3-mo.
LIBOR USD + 0.00%), 4.24%,
11/25/47
(b)
.............. 635 509,420
Series 2017-2, Class M4, 5.00%,
11/25/47
(b)
.............. 384 291,053
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 335 297,636
Series 2020-1, Class M1, 2.80%,
02/25/50
(b)
.............. 1,180 995,219
Series 2020-1, Class M2, 2.98%,
02/25/50
(b)
.............. 1,355 1,138,675
Series 2020-1, Class M3, 3.19%,
02/25/50
(b)
.............. 597 489,606
Series 2020-1, Class M4, 3.54%,
02/25/50
(b)
.............. 922 735,258
Series 2020-1, Class M5, 4.29%,
02/25/50
(b)
.............. 1,043 795,356
Series 2021-4, Class M4, 4.48%,
12/26/51
(b)
.............. 2,277 1,672,584
Series 2022-4, Class M2, 6.97%,
08/25/52
(b)
.............. 1,997 1,904,016
Series 2022-4, Class M3, 7.54%,
08/25/52
(b)
.............. 1,997 1,753,139
Wells Fargo Commercial Mortgage
Trust
Series 2017-HSDB, Class A, (1-mo.
LIBOR USD at 1.10% Floor +
1.10%), 5.91%, 12/13/31
(a)(b)
.. 5,100 5,053,473
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(b)
............. 2,708 2,358,762
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,234,625
Series 2020-SDAL, Class D, (1-mo.
LIBOR USD at 2.09% Floor +
2.09%), 6.77%, 02/15/37
(a)(b)
.. 3,010 2,865,601
Series 2020-SDAL, Class E, (1-mo.
LIBOR USD at 2.74% Floor +
2.74%), 7.42%, 02/15/37
(a)(b)
.. 2,560 2,432,907
Series 2021-FCMT, Class D, (1-mo.
LIBOR USD at 3.50% Floor +
3.50%), 8.18%, 05/15/31
(a)(b)
.. 750 656,250
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(b)
................ 1,770 1,628,987
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR at 2.79% Floor +
2.79%), 7.62%, 11/15/27
(a)(b)
.... 14,598 14,451,554
1,283,826,323
1,403,984,884
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(b)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ USD 13,212 $ 10,832
JP Morgan Mortgage Trust
(a)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 106,806 2,647,883
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 11,622 288,137
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 209,205 1,974,497
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 66,499 1,648,414
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 40,853 931,061
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 668,408
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 7,241 179,497
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 130,339 1,745,278
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 1.43%,
09/25/35
(a)
................ 1,397 59,727
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.63%,
07/25/56
(a)
................ 7,693 773,927
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (1-mo.
LIBOR USD + 0.25%), 3.98%,
02/25/38
(a)
................ 28,870 6,901,919
17,829,580
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a)
25,000 172,300
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.56%, 12/15/35
(a)
.... 19,140 241,816
BANK, Series 2019-BN20, Class XB,
0.37%, 09/15/62 ............ 86,048 1,756,050
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3, Class XB,
0.59%, 02/15/50 .......... 31,555 650,544
Series 2017-BNK3, Class XD,
1.24%, 02/15/50
(a)
......... 12,290 509,496
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 0.99%, 04/15/53 .. 2,706 161,821
BBCMS Trust
(a)
Series 2015-SRCH, Class XA,
0.91%, 08/10/35 .......... 68,028 2,049,178
Series 2015-SRCH, Class XB,
0.20%, 08/10/35 .......... 42,790 358,060
Benchmark Mortgage Trust
Series 2019-B9, Class XA, (1-mo.
LIBOR USD + 0.00%), 1.03%,
03/15/52 ............... 32,504 1,502,001
Series 2020-B17, Class XB, (1-mo.
LIBOR USD + 0.00%), 0.53%,
03/15/53 ............... 13,340 373,295
Series 2021-B23, Class XA, 1.27%,
02/15/54 ............... 47,997 3,248,525

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
BX Trust, Series 2022-GPA, Class XCP,
1.03%, 10/15/39
(a)
........... USD 242,391 $ 927,291
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.69%,
05/10/58 ................. 18,700 362,794
Commercial Mortgage Trust
Series 2015-CR25, Class XA,
0.80%, 08/10/48 .......... 14,493 224,699
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 595,306
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB,
0.17%, 11/15/50 .......... 32,800 345,738
Series 2019-C16, Class XA, 1.55%,
06/15/52 ............... 68,807 4,835,487
Series 2019-C17, Class XA, 1.35%,
09/15/52 ............... 28,178 1,672,813
Series 2019-C17, Class XB, 0.56%,
09/15/52 ............... 41,829 1,226,650
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a)
.... 598,765 1,100,332
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a)
. 52,590 863,741
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (1-mo. LIBOR USD +
0.00%), 1.00%, 06/10/50
(a)
..... 15,440 517,755
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.40%,
05/03/32
(a)
................ 24,000 121,745
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA,
0.81%, 11/10/52 .......... 15,791 654,806
Series 2020-GSA2, Class XA,
1.72%, 12/12/53
(a)
......... 32,002 2,932,307
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22, Class XA, 0.80%,
09/15/47 ............... 6,369 46,805
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 248,608
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... 14,670 322,518
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 796,221
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.16%, 02/15/36
(a)
.... 5,981 265,973
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.79%,
03/10/50
(a)
................ 7,070 134,221
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
Series 2014-C19, Class XD, 1.18%,
12/15/47 ............... 51,913 933,593
Series 2014-C19, Class XF, 1.18%,
12/15/47 ............... 13,486 259,986
Series 2015-C21, Class XB, 0.27%,
03/15/48 ............... 15,696 88,034
Series 2015-C26, Class XD, 1.31%,
10/15/48 ............... 18,660 547,666
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.15%,
06/15/50
(a)
.............. 8,870 645,921
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-H6, Class XB, 0.71%,
06/15/52 ............... USD 53,695 $ 1,985,147
Series 2019-L2, Class XA, 1.00%,
03/15/52 ............... 22,262 1,004,329
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a)
................ 99,000 1,418,561
One Market Plaza Trust
(a)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 152,049 4,349
Series 2017-1MKT, Class XNCP,
0.09%, 02/10/32 .......... 30,410 79,786
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.47%,
10/15/52 ............... 67,754 4,682,906
Series 2019-C18, Class XA, 1.02%,
12/15/52 ............... 69,868 3,144,866
Wells Fargo Commercial Mortgage
Trust
Series 2016-BNK1, Class XD,
1.25%, 08/15/49
(a)
......... 9,764 336,352
Series 2019-C50, Class XA, 1.41%,
05/15/52 ............... 49,937 2,980,286
Series 2021-C59, Class XA, 1.53%,
04/15/54 ............... 37,896 3,216,250
50,546,928
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(l)
................ 4,044 658,184
Total Non-Agency Mortgage-Backed Securities — 7.4%
(Cost: $3,037,473,886) ........................... 2,782,573,207
Preferred Securities
Shares
Shares
Preferred Stocks — 1.0%
Brazil — 0.0%
Neon Payments Ltd.
(c)(g)
......... 28,089 14,278,200
China — 0.1%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $32,477,349)
(c)(g)(i)
.. 296,396 46,879,435
Germany — 0.1%
(c)(g)
Caresyntax, Inc. .............. 27,266 1,751,841
Volocopter Gmbh, (Acquired 03/03/21,
cost $11,751,352)
(i)
.......... 2,211 14,046,653
15,798,494
Israel — 0.1%
(c)(g)(i)
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $8,210,225) ..... 1,350,837 9,523,401
Deep Instinct Ltd., Series D-4 (Acquired
09/20/22, cost $11,103,298) .... 1,574,860 11,102,763
20,626,164
Jersey — 0.0%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $7,500,000)
(c)(g)(i)
.. 877,193 12,315,790

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Sweden — 0.0%
Volta Greentech AB, Series C (Acquired
02/22/22, cost $5,952,131)
(c)(g)(i)
.. 50,461 $ 5,284,242
United States — 0.7%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$16,122,168)
(c)(g)(i)
........... 425,677 5,445,444
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(m)
............ 14,146 16,483,626
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$13,089,026)
(c)(g)(i)
........... 24,234 7,316,245
Cap Hill Brands
(c)(g)
............. 13,277,076 20,181,155
Clarify Health Solutions, Inc.
(c)(g)
.... 1,542,267 10,163,540
Cruise, Series G (Acquired 03/25/21,
cost $7,513,940)
(c)(g)(i)
......... 285,159 4,294,495
Dream Finders Homes, Inc., 9.00%
(c)(g)
58,891 53,222,741
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $5,879,165)
(c)(g)(i)
.. 1,003,613 2,820,152
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(c)(g)(i)
............ 189,070 8,812,553
Farmer’s Business Network, Inc.,
Series G (Acquired 09/15/21, cost
$1,777,651)
(c)(g)(i)
............ 28,599 1,332,999
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $8,237,574)
(c)(g)(i)
.. 4,516,957 13,867,058
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $1,779,219)
(c)(g)(i)
.. 297,096 912,085
Lessen, Inc., Series B
(c)(g)
........ 1,460,424 18,912,491
Lessen, Inc., Series C
(c)(g)
........ 542,406 7,024,158
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $2,351,580)
(c)(g)(i)
.. 117,579 1,650,809
MNTN Digital, Series D (Acquired
11/05/21, cost $6,262,132)
(c)(g)(i)
.. 272,678 2,642,250
Mythic AI, Inc., Series C (Acquired
01/26/21, cost $4,357,643)
(c)(g)(i)
.. 634,291 6
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$7,700,677)
(c)(g)(i)
............ 862,850 4,590,362
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $3,512,029)
(c)(g)(i)
.. 133,913 3,211,234
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$5,860,925)
(c)(g)(i)
............ 256,663 4,247,773
SCI PH Inc., (Acquired 02/10/23, cost
$7,993,000) , + 0.00%),
(b)(c)(g)(i)
... 7,993 8,058,063
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $2,440,004)
(c)(g)(i)
.. 162,454 1,156,672
Ursa Major Technologies, Inc.,
Series C (Acquired 09/13/21, cost
$7,831,305)
(c)(g)(i)
............ 1,312,920 8,704,660
Ursa Major Technologies, Inc.,
Series D (Acquired 10/14/22, cost
$1,066,003)
(c)(g)(i)
............ 160,843 1,066,389
Verge Genomics, Series B (Acquired
11/05/21, cost $7,544,038)
(c)(g)(i)
.. 1,416,243 7,435,276
Versa Networks, Inc., Series
E (Acquired 10/14/22, cost
$27,065,882)
(c)(g)(i)
........... 9,274,836 26,340,534
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(c)(g)(i)
............ 396,483 12,076,872
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series
D (Acquired 07/05/22, cost
$1,171,040)
(c)(g)(i)
............ 28,589 $ 1,148,134
253,117,776
Total Preferred Stocks — 1.0%
(Cost: $373,769,693) ............................. 368,300,101
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(b)
Series 2015-DN1, Class B, (1-
mo. LIBOR USD + 11.50%),
16.35% ,  01/25/25 ....... USD 849 869,653
Series 2015-HQ2, Class B,
(1-mo. LIBOR USD + 7.95%),
12.80% ,  05/25/25 ....... 1,540 1,557,248
Series 2017-DNA3, Class B1,
(1-mo. LIBOR USD + 4.45%),
9.30% ,  03/25/30 ........ 5,034 5,246,760
7,673,661
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-KGX1, Class BFX,
3.59% ,  10/25/27 ........ 2,746 2,500,675
Series 2018-W5FX, Class CFX,
(1-mo. LIBOR USD + 0.00%),
3.42% ,  04/25/28 ........ 10,630 8,884,617
11,385,292
Interest Only Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.
Series 389, Class C35,
2.00% ,  06/15/52 ........ 121,682 15,468,400
Series 4940, Class PI,
4.00% ,  07/25/49 ........ 10,861 1,672,144
Series 4995, Class BI,
4.50% ,  06/25/50 ........ 11,875 2,436,746
Series 5014, Class DI,
4.00% ,  09/25/50 ........ 9,291 1,769,000
Series 5018, Class CI,
4.50% ,  10/25/50 ........ 12,823 2,692,303
Series 5022, Class KI,
3.00% ,  10/25/50
(c)
....... 29,087 4,762,954
Series 5052, Class KI,
4.00% ,  12/25/50 ........ 58,440 11,728,273
Series 5081, Class PI,
3.00% ,  03/25/51 ........ 14,333 2,279,488
Series 5112, Class KI,
3.50% ,  06/25/51 ........ 34,803 6,123,046
Series 5127, Class AI,
3.00% ,  06/25/51 ........ 14,034 2,255,705
Series 5129, 3.00% ,  09/25/50 . 17,924 2,596,137
Series 5139, Class IG,
3.00% ,  09/25/51 ........ 43,986 6,448,921
Series 5145, Class HI,
3.00% ,  09/25/51 ........ 17,182 2,574,051
Series 5152, Class EI,
3.50% ,  10/25/51 ........ 16,645 2,972,894

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 5155, Class NI,
3.00% ,  10/25/51 ........ USD 46,975 $ 5,800,490
Series -5155, Class JI,
3.00% ,  10/25/51 ........ 29,245 4,388,438
Series 5164, Class IB,
3.00% ,  11/25/51 ........ 57,878 8,792,982
Series 5167, Class MI,
3.00% ,  11/25/51 ........ 19,127 3,289,187
Series 5196, Class DI,
3.00% ,  02/25/52 ........ 90,827 14,061,436
Federal National Mortgage Association
Series 2020-101, Class AI,
3.50% ,  01/25/51 ........ 15,270 2,738,351
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 26,909 5,213,568
Series 2020-77, Class HI,
4.00% ,  11/25/50 ........ 119,116 22,923,850
Series 2021-31, Class IB,
4.00% ,  06/25/51 ........ 34,439 6,359,990
Series 2021-50, 4.00% ,  08/25/51 50,348 9,881,692
Series 2022-1, Class HI,
3.00% ,  02/25/52
(c)
....... 37,608 4,505,487
Series 426, Class C38,
2.00% ,  03/25/52 ........ 51,887 6,807,092
Series 427, Class C19,
2.00% ,  01/25/52 ........ 39,967 5,243,987
Series 427, Class C71,
3.00% ,  10/25/49 ........ 38,887 6,159,602
Government National Mortgage
Association
Series 2020-144,
2.50% ,  09/20/50 ........ 28,473 3,319,304
Series 2020-146, Class DI,
2.50% ,  10/20/50
(c)
....... 25,003 3,236,595
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ 122,484 16,352,732
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 8,398 1,122,188
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 30,860 4,132,018
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 18,010 3,017,913
Series 2021-161, Class IB,
4.00% ,  09/20/51 ........ 12,465 1,928,235
Series 2021-176, Class IA,
3.50% ,  10/20/51
(c)
....... 29,871 4,480,688
Series 2021-199, Class KI,
3.50% ,  11/20/51 ........ 14,795 2,062,996
Series 2021-209, Class TJ,
3.50% ,  11/20/51
(c)
....... 13,172 1,894,173
Series 2021-214, Class AI,
4.00% ,  12/20/51
(c)
....... 29,344 4,718,538
Series 2021-215, Class LI,
3.00% ,  12/20/51 ........ 22,794 2,894,465
Series 2021-221, Class AI,
3.50% ,  12/20/51 ........ 27,852 4,167,837
Series 2021-221, Class CI,
3.00% ,  12/20/51 ........ 13,491 1,692,934
Series 2021-67, Class QI,
3.00% ,  04/20/51
(c)
....... 26,772 3,932,326
Series 2021-76, Class JI,
3.00% ,  08/20/50
(c)
....... 27,508 4,040,348
Series 2021-78, Class IC,
4.00% ,  05/20/51 ........ 20,469 3,064,269
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-96, Class MI,
3.00% ,  06/20/51
(c)
....... USD 48,010 $ 7,051,739
245,055,512
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 273,245 1,109,266
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL06, Class XFX,
1.36%, 12/25/29
(b)
........... 11,610 736,460
Government National Mortgage
Association Variable Rate Notes
(b)
Series 2009-80, 1.51% ,  09/16/51 1,931 307,701
Series 2013-30, 0.52% ,  09/16/53 7,674 109,695
Series 2013-78, 0.28% ,  10/16/54 12,768 156,770
Series 2015-173,
0.60% ,  09/16/55 ........ 8,701 195,508
Series 2015-22, 0.52% ,  03/16/55 9,954 167,467
Series 2015-37, 0.62% ,  10/16/56 1,437 37,373
Series 2015-48, 0.91% ,  02/16/50 1,201 27,882
Series 2016-36, 0.69% ,  08/16/57 2,006 55,669
Series 2016-96, 0.77% ,  12/16/57 8,824 305,854
3,209,645
Mortgage-Backed Securities — 38.1%
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38 .......... 1 1,061
4.50% ,  09/01/43 - 11/01/44 ... 107 106,923
4.00% ,  09/01/44 - 03/01/52 ... 678,323 656,283,146
3.50% ,  01/01/48 - 04/01/52 ... 298,417 280,004,496
3.00% ,  08/01/50 - 02/01/52 ... 302,754 275,157,070
2.50% ,  09/01/50 - 03/01/51 ... 482,364 422,130,913
5.00% ,  10/01/52 .......... 1 898
2.00% ,  04/25/53
(u)
......... 946,937 782,787,759
2.50% ,  04/25/53
(u)
......... 1,597,349 1,376,715,131
3.00% ,  04/25/53 - 05/25/53
(u)
.. 3,814,966 3,424,350,298
3.50% ,  04/25/53 - 05/25/53
(u)
.. 4,340,956 4,034,644,662
4.00% ,  04/25/53
(u)
......... 35,862 34,298,778
4.50% ,  04/25/53
(u)
......... 198,413 194,404,226
5.00% ,  04/25/53
(u)
......... 170,209 169,756,384
5.50% ,  04/25/53
(u)
......... 1,444,500 1,459,086,055
6.00% ,  04/25/53
(u)
......... 1,210,700 1,235,717,977
14,345,445,777
Total U.S. Government Sponsored Agency Securities
—
38.8%
(Cost: $14,577,396,595) ........................... 14,612,769,887
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51 ..... 133,372 95,567,485
1.75%, 08/15/41 ............ 83,186 60,231,718
2.38%, 02/15/42 ............ 59,969 48,223,509
3.25%, 05/15/42 ............ 163,156 150,517,967
1.38%, 08/15/50 ............ 75,000 45,038,086
2.88%, 05/15/52 ............ 201,565 172,432,131
3.00%, 08/15/52
(v) (w)
.......... 1,496,365 1,314,463,130
3.63%, 02/15/53 ............ 180,000 178,706,250
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 - 07/15/32 ..... 812,835 799,330,196
0.50%, 04/15/24 ............ 528,245 519,723,147
0.13%, 04/15/26 - 04/15/27 ..... 159,939 153,008,842
1.63%, 10/15/27 ............ 114,940 117,176,386

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.50%, 02/15/53 ............ USD 768 $ 778,976
U.S. Treasury Notes
2.63%, 12/31/23 ............ 65 64,025
4.25%, 12/31/24 ............ 400,000 400,359,376
1.13%, 02/28/25 ............ 32,000 30,257,500
4.63%, 02/28/25 - 03/15/26 ..... 240,000 244,035,547
4.00%, 12/15/25 - 02/29/28 ..... 743,057 752,648,084
0.75%, 04/30/26 ............ 190,000 173,211,718
3.25%, 06/30/27 ............ 271,543 266,854,347
0.63%, 11/30/27 ............ 100,000 87,167,969
1.38%, 10/31/28
(w)
........... 270,000 239,551,171
2.38%, 03/31/29 - 05/15/29 ..... 251,000 234,321,681
2.88%, 04/30/29 ............ 565,000 542,466,212
1.63%, 05/15/31 ............ 1,000 869,102
1.25%, 08/15/31 ............ 50,000 41,939,453
Total U.S. Treasury Obligations — 17.7%
(Cost: $6,743,529,218) ........................... 6,668,944,008
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(g)
.................. 147,996 93,770
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/29/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(g)
.................. 196,295 53,221
Israel — 0.0%
(g)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(c)(i)
.......... 111,033 661,757
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 3,266 326
662,083
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/18/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(g)
.................. 109,138 118
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/Exercisable 06/29/21,
1 Share for 1 Warrant, Expires
06/29/26, Strike Price EUR 11.50)
(g)
155,663 15,362
United Kingdom — 0.0%
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 Share for
1 Warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(g)
.......... 274,529 8,932
Security
Shares
Shares Value
United States — 0.0%
(g)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 45,680 $ 9,136
California Resources Corp. (Issued/
Exercisable 10/23/20, 1 Share for
1 Warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 103,165
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 178,770 28,603
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 199,600 19,960
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(c)
........... 333,560 26,685
CXApp, Inc. (Issued/Exercisable
03/06/23, 1 Share for 1 Warrant,
Expires 03/14/28, Strike Price USD
11.50) ................... 399,242 17,647
Embark Technology, Inc. (Issued/
Exercisable 03/05/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 31,812 598
EVgo, Inc. (Issued/Exercisable
11/10/2 0 , 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 230,893
Flyr, Inc. (Issued/Exercisable 05/10/22,
1 Share for 1 Warrant, Expires
05/10/32, Strike Price USD 3.95)
(c)
64,041 1,009,286
Freewire Warrants TA (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(c)
........... 1,834,643 898,975
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 413
Kinsey Interests, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 12/31/25, Strike
Price USD 11.50)
(c)
........... 469,648 23,482
Latch, Inc. (Issued/Exercisable
06/04/21, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 164,855 9,809
Lightning eMotors, Inc. (Issued/
Exercisable 12/10/20, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 375,043 23,084
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 14,773
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 111,845 2,125

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
United States (continued)
Pivotal Investment Corp. III (Issued/
Exercisable 04/01/21, 1 Share for
1 Warrant, Expires 01/28/28, Strike
Price USD 11.50) ............ 54,520 $ 2,726
Proof Acquisition Corp. I (Issued/
Exercisable 09/27/22, 1 Share for
1 Warrant, Expires 12/23 /2 8 , Strike
Price USD 11.50)
(c)
........... 446,489 26,789
Rotor Acquisition Corp. (Issued/
Exercisable 06/15/21, 1 Share for
1 Warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 128,364 10,269
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 505,097 40,408
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/ 1 9 /26, Strike
Price USD 12.50)
(c)
.......... 498,240 5
Versa Networks, Inc., Series E
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/07/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(c)(i)
.......... 1,143,143 3,052,192
Volta, Inc. (Issued/Exercisable
10/22/20, 1 Share for 1 Warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 220,210 47,345
5,598,368
Total Warrants — 0.0%
(Cost: $28,700,303) .............................. 6,431,854
Total Long-Term Investments — 125.9%
(Cost: $48,950,927,546) ........................... 47,371,394,138
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 1.0%
(x)
Barclays Bank plc, 4.60%, 04/11/23
(Purchased on 03/23/23 to be
repurchased at USD 3,453,527,
collateralized by Credit Agricole
SA, 4.60%, par and fair value of
USD 5,000,000 and $3,754,500,
respectively)
(n)
.............. USD 3,450 3,450,000
Barclays Bank plc, 4.62%, 04/11/23
(Purchased on 03/23/23 to be
repurchased at USD 3,919,520,
collateralized by Deutsche Bank
AG, 4.50%, due at 04/01/25, par
and fair value of USD 4,100,000 and
$3,765,405, respectively) ...... 3,916 3,915,500
Barclays Bank plc, 2.25%, Open
(Purchased on 03/01/23 to be
repurchased at USD 4,408,205,
collateralized by Arkema SA, 0.75%,
due at 12/03/29, par and fair value
of EUR 5,000,000 and $4,538,253,
respectively)
(y)
.............. EUR 4,058 4,401,388
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 4.50%, Open
(Purchased on 03/27/23 to be
repurchased at USD 9,130,200,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 11,515,000
and $9,337,047, respectively)
(y)
.. USD 9,126 $ 9,125,638
Barclays Bank plc, 4.60%, Open
(Purchased on 03/16/23 to be
repurchased at USD 9,830,830,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 4.60%, due
at 09/14/26, par and fair value of
USD 10,000,000 and $9,912,447,
respectively)
(y)
.............. 9,813 9,812,500
Barclays Bank plc, 4.60%, Open
(Purchased on 03/16/23 to be
repurchased at USD 9,617,933,
collateralized by Banco Santander
SA, 5.29%, due at 08/18/27, par and
fair value of USD 10,000,000 and
$9,842,428, respectively)
(y)
..... 9,600 9,600,000
Barclays Bank plc, 4.60%, Open
(Purchased on 03/10/23 to be
repurchased at USD 4,289,989,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 5,065,000 and
$4,394,457, respectively)
(y)
..... 4,280 4,279,925
Barclays Bank plc, 4.65%, Open
(Purchased on 03/27/23 to be
repurchased at USD 2,694,895,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 3,983,000 and $2,714,627,
respectively)
(y)
.............. 2,694 2,693,504
Barclays Bank plc, 4.65%, Open
(Purchased on 03/27/23 to be
repurchased at USD 4,504,651,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 5,190,000 and
$4,515,391, respectively)
(y)
..... 4,502 4,502,325
Barclays Bank plc, 4.67%, Open
(Purchased on 03/27/23 to be
repurchased at USD 5,572,578,
collateralized by McAfee Corp.,
7.38%, due at 02/15/30, par and
fair value of USD 6,855,000 and
$5,747,878, respectively)
(y)
..... 5,570 5,569,688
Barclays Capital, Inc., 4.00%, 04/11/23
(Purchased on 03/29/23 to be
repurchased at USD 664,798,
collateralized by CommScope,
Inc., 8.25%, due at 03/01/27, par
and fair value of USD 840,000 and
$688,044, respectively) ........ 665 664,650
Barclays Capital, Inc., 4.25%, 04/11/23
(Purchased on 03/23/23 to be
repurchased at USD 6,528,160,
collateralized by Great Lakes
Dredge & Dock Corp., 5.13%, due
at 06/01/29, par and fair value of
USD 8,696,000 and $6,572,089,
respectively) ............... 6,522 6,522,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., 4.40%, 04/11/23
(Purchased on 03/29/23 to be
repurchased at USD 1,890,493,
collateralized by Tenet Healthcare
Corp., 6.13%, due at 10/01/28, par
and fair value of USD 1,951,000 and
$1,869,877, respectively) ...... USD 1,890 $ 1,890,031
Barclays Capital, Inc., 4.40%, 04/11/23
(Purchased on 03/23/23 to be
repurchased at USD 5,029,913,
collateralized by BNP Paribas SA,
4.40%, due at 12/31/79, par and
fair value of USD 5,000,000 and $–,
respectively) ............... 5,025 5,025,000
Barclays Capital, Inc., 4.65%, 04/11/23
(Purchased on 03/23/23 to be
repurchased at USD 5,178,295,
collateralized by Freedom Mortgage
Corp., 6.63%, due at 01/15/27, par
and fair value of USD 6,740,000 and
$5,184,408, respectively) ...... 5,173 5,172,950
Barclays Capital, Inc., 4.62%, Open
(Purchased on 03/24/23 to be
repurchased at USD 971,836,
collateralized by Zayo Group
Holdings, Inc., 4.00%, due at
03/01/27, par and fair value of
USD 1,335,000 and $1,014,600,
respectively)
(y)
.............. 971 971,213
BNP Paribas SA, (0.25)%, Open
(Purchased on 01/04/23 to be
repurchased at USD 1,900,124,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,700,000 and
$1,936,016, respectively)
(y)
..... GBP 1,543 1,902,927
BNP Paribas SA, 1.75%, Open
(Purchased on 03/01/23 to be
repurchased at USD 1,679,166,
collateralized by Legrand SA, 0.38%,
due at 10/06/31, par and fair value
of EUR 2,000,000 and $1,705,388,
respectively)
(y)
.............. EUR 1,547 1,677,244
BNP Paribas SA, 2.78%, Open
(Purchased on 01/23/23 to be
repurchased at USD 35,208,238,
collateralized by Kingdom of Spain,
0.50%, due at 10/31/31, par and
fair value of EUR 40,000,000 and
$34,762,129, respectively)
(y)
.... 32,332 35,063,620
BNP Paribas SA, 2.84%, Open
(Purchased on 01/04/23 to be
repurchased at USD 34,916,081,
collateralized by Kingdom of Spain,
0.70%, due at 04/30/32, par and
fair value of EUR 40,000,000 and
$34,854,095, respectively)
(y)
.... 32,027 34,733,498
BNP Paribas SA, 4.61%, Open
(Purchased on 03/20/23 to be
repurchased at USD 7,369,713,
collateralized by Cooperatieve
Rabobank UA, 4.61%, due at
09/24/26, par and fair value of
USD 8,200,000 and $7,343,979,
respectively)
(y)
.............. USD 7,360 7,359,500
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BofA Securities, Inc., 4.60%, 05/10/23
(Purchased on 03/23/23 to be
repurchased at USD 9,822,531,
collateralized by Deutsche Bank AG,
4.60%, due at 07/14/26, par and
fair value of USD 10,000,000 and
$9,682,438, respectively) ...... USD 9,813 $ 9,812,500
Deutsche Bank AG, 3.88%, Open
(Purchased on 02/23/23 to be
repurchased at USD 4,895,959,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 4,486,457 and $5,215,574,
respectively)
(y)
.............. GBP 3,954 4,878,226
Deutsche Bank AG, 3.88%, Open
(Purchased on 02/23/23 to be
repurchased at USD 22,689,183,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 20,791,441 and $24,170,369,
respectively)
(y)
.............. 18,326 22,607,005
Goldman Sachs International,
2.25%, Open (Purchased on
03/27/23 to be repurchased at
USD 1,011,745, collateralized by
eG Global Finance plc, 4.38%, due
at 02/07/25, par and fair value of
EUR 1,016,000 and $1,006,725,
respectively)
(y)
.............. EUR 933 1,011,555
Goldman Sachs International,
2.50%, Open (Purchased on
03/14/23 to be repurchased at
USD 1,158,211, collateralized by
Heimstaden Bostad Treasury BV,
1.00%, due at 04/13/28, par and
fair value of EUR 1,375,000 and
$1,104,380, respectively)
(y)
..... 1,067 1,156,893
Goldman Sachs International,
2.60%, Open (Purchased on
03/27/23 to be repurchased at
USD 2,629,293, collateralized by
eG Global Finance plc, 6.25%, due
at 10/30/25, par and fair value of
EUR 2,590,000 and $2,591,438,
respectively)
(y)
.............. 2,424 2,628,723
Goldman Sachs International,
2.60%, Open (Purchased on
03/29/23 to be repurchased at
USD 7,151,406, collateralized by
eG Global Finance plc, 6.25%, due
at 10/30/25, par and fair value of
EUR 7,000,000 and $7,003,888,
respectively)
(y)
.............. 6,594 7,150,890
J.P. Morgan Securities LLC,
3.95%, 04/12/23 (Purchased on
03/23/23 to be repurchased at
USD 2,634,045, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 3,012,000 and $2,613,249,
respectively) ............... USD 2,632 2,631,735

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC,
4.65%, 04/12/23 (Purchased on
03/23/23 to be repurchased at
USD 8,921,710, collateralized by
Credit Agricole SA, 4.65%, due
at 01/26/27, par and fair value of
USD 10,000,000 and $8,930,118,
respectively) ............... USD 8,913 $ 8,912,500
J.P. Morgan Securities LLC,
4.65%, 04/12/23 (Purchased on
03/27/23 to be repurchased at
USD 1,699,506, collateralized by
Rayonier AM Products, Inc., 7.63%,
due at 01/15/26, par and fair value
of USD 1,781,000 and $1,675,387,
respectively) ............... 1,699 1,698,629
J.P. Morgan Securities LLC,
4.65%, 04/12/23 (Purchased on
03/28/23 to be repurchased at
USD 2,500,218, collateralized by
eG Global Finance plc, 8.50%, due
at 10/30/25, par and fair value of
USD 2,600,000 and $2,433,652,
respectively) ............... 2,499 2,499,250
J.P. Morgan Securities LLC,
2.25%, Open (Purchased on
03/20/23 to be repurchased at
USD 1,718,205, collateralized by
Range Resources Corp., 4.75%,
due at 02/15/30, par and fair value
of USD 1,985,000 and $1,809,387,
respectively)
(y)
.............. 1,717 1,717,025
J.P. Morgan Securities LLC,
4.65%, Open (Purchased on
03/20/23 to be repurchased at
USD 8,324,388, collateralized by
Societe Generale SA, 4.65%, due
at 01/10/29, par and fair value of
USD 8,200,000 and $8,225,520,
respectively)
(y)
.............. 8,313 8,312,750
J.P. Morgan Securities LLC,
4.67%, Open (Purchased on
03/20/23 to be repurchased at USD
8,663,164, collateralized by AIB
Group plc, 4.67%, due at 10/14/26,
par and fair value of USD 8,200,000
and $8,410,348, respectively)
(y)
.. 8,651 8,651,000
J.P. Morgan Securities LLC,
4.67%, Open (Purchased on
03/20/23 to be repurchased at USD
7,636,723, collateralized by BNP
Paribas SA, 4.67%, due at 06/09/26,
par and fair value of USD 8,200,000
and $7,530,740, respectively)
(y)
.. 7,626 7,626,000
J.P. Morgan Securities LLC,
4.67%, Open (Purchased on
03/20/23 to be repurchased at
USD 6,897,685, collateralized by
ABN AMRO Bank NV, 4.67%, due
at 12/13/29, par and fair value of
USD 8,200,000 and $6,893,742,
respectively)
(y)
.............. 6,888 6,888,000
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(2.00)%, 06/07/23 (Purchased on
03/21/23 to be repurchased at USD
3,448,400, collateralized by Quatrim
SASU, 5.88%, due at 01/15/24, par
and fair value of EUR 3,400,000 and
$3,336,269, respectively) ...... EUR 3,181 $ 3,450,317
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
03/01/23 to be repurchased at
USD 4,785,537, collateralized by
Cie Generale des Etablissements
Michelin SCA, 2.50%, due at
09/03/38, par and fair value of
EUR 5,000,000 and $4,807,653,
respectively)
(y)
.............. 4,417 4,789,694
J.P. Morgan Securities plc,
1.90%, Open (Purchased on
01/26/23 to be repurchased at
USD 563,103, collateralized by
International Design Group SpA,
6.50%, due at 11/15/25, par and
fair value of EUR 555,000 and
$579,037, respectively)
(y)
...... 518 561,721
J.P. Morgan Securities plc,
2.30%, Open (Purchased on
01/26/23 to be repurchased at USD
3,397,458, collateralized by Jaguar
Land Rover Automotive plc, 4.50%,
due at 01/15/26, par and fair value
of EUR 3,400,000 and $3,414,993,
respectively)
(y)
.............. 3,123 3,387,080
J.P. Morgan Securities plc,
2.55%, Open (Purchased on
03/27/23 to be repurchased at USD
3,782,656, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 4,500,000 and
$3,711,040, respectively)
(y)
..... 3,487 3,781,852
J.P. Morgan Securities plc,
2.55%, Open (Purchased on
02/17/23 to be repurchased at USD
5,437,252, collateralized by Pirelli &
C SpA, 4.25%, due at 01/18/28, par
and fair value of EUR 5,000,000 and
$5,413,573, respectively)
(y)
..... 5,002 5,424,452
J.P. Morgan Securities plc,
2.60%, Open (Purchased on
03/27/23 to be repurchased at USD
1,933,365, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 2,300,000 and
$1,896,753, respectively)
(y)
..... 1,782 1,932,947
J.P. Morgan Securities plc,
2.65%, Open (Purchased on
01/26/23 to be repurchased at
USD 2,520,889, collateralized by
Erste Group Bank AG, 2.65%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,458,006,
respectively)
(y)
.............. 2,316 2,511,360

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
2.70%, Open (Purchased on
01/26/23 to be repurchased at
USD 2,521,112, collateralized by
Erste Group Bank AG, 2.70%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,458,006,
respectively)
(y)
.............. EUR 2,316 $ 2,511,359
Merrill Lynch International, 1.90%, Open
(Purchased on 02/28/23 to be
repurchased at USD 2,529,902,
collateralized by Legrand SA, 0.38%,
due at 10/06/31, par and fair value
of EUR 3,000,000 and $2,558,081,
respectively)
(y)
.............. 2,330 2,526,603
Merrill Lynch International, 2.30%, Open
(Purchased on 02/28/23 to be
repurchased at USD 13,261,166,
collateralized by Arkema SA, 0.75%,
due at 12/03/29, par and fair value of
EUR 15,000,000 and $13,614,759,
respectively)
(y)
.............. 12,208 13,239,468
Merrill Lynch International, 2.55%, Open
(Purchased on 02/16/23 to be
repurchased at USD 5,437,616,
collateralized by Pirelli & C SpA,
4.25%, due at 01/18/28, par and
fair value of EUR 5,000,000 and
$5,413,573, respectively)
(y)
..... 5,002 5,424,506
Merrill Lynch International, 2.60%, Open
(Purchased on 03/02/23 to be
repurchased at USD 10,741,507,
collateralized by Pirelli & C SpA,
4.25%, due at 01/18/28, par and
fair value of EUR 10,000,000 and
$10,827,147, respectively)
(y)
.... 9,888 10,723,753
Nomura Securities International,
Inc., 2.75%, Open (Purchased
on 03/21/23 to be repurchased at
USD 4,565,922, collateralized by
Commerzbank AG, 2.75%, par and
fair value of USD 5,000,000 and
$4,132,250, respectively)
(n)(y)
.... USD 4,563 4,562,500
Nomura Securities International,
Inc., 4.10%, Open (Purchased
on 03/20/23 to be repurchased at
USD 2,877,641, collateralized by
CommScope, Inc., 8.25%, due
at 03/01/27, par and fair value of
USD 3,505,000 and $2,870,946,
respectively)
(y)
.............. 2,874 2,874,100
Nomura Securities International,
Inc., 4.25%, Open (Purchased
on 03/20/23 to be repurchased at
USD 3,842,403, collateralized by
Societe Generale SA, 4.25%, par
and fair value of USD 5,000,000 and
$3,599,675, respectively)
(n)(y)
.... 3,838 3,837,500
Nomura Securities International,
Inc., 4.45%, Open (Purchased
on 03/27/23 to be repurchased at
USD 4,370,910, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,000,000 and $4,338,063,
respectively)
(y)
.............. 4,369 4,368,750
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
(0.20)%, Open (Purchased on
03/27/23 to be repurchased at USD
2,988,111, collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 3,971,000
and $2,948,904, respectively)
(y)
.. USD 2,988 $ 2,988,178
RBC Capital Markets LLC,
3.00%, Open (Purchased on
03/27/23 to be repurchased at
USD 7,483,744, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value of
USD 7,980,000 and $7,671,733,
respectively)
(y)
.............. 7,481 7,481,250
RBC Capital Markets LLC,
3.50%, Open (Purchased on
03/20/23 to be repurchased at
USD 1,788,373, collateralized by
Callon Petroleum Co., 0.88%, due
at 06/15/30, par and fair value of
USD 1,985,000 and $1,865,900,
respectively)
(y)
.............. 1,787 1,786,500
RBC Capital Markets LLC,
3.70%, Open (Purchased on
03/27/23 to be repurchased at
USD 2,425,659, collateralized by
PHH Mortgage Corp., 7.88%, due
at 03/15/26, par and fair value of
USD 2,795,000 and $2,431,699,
respectively)
(y)
.............. 2,425 2,424,663
RBC Capital Markets LLC,
4.25%, Open (Purchased on
03/21/23 to be repurchased at USD
1,088,068, collateralized by Cargo
Aircraft Management, Inc., 4.75%,
due at 02/01/28, par and fair value
of USD 1,235,000 and $1,104,275,
respectively)
(y)
.............. 1,087 1,086,800
RBC Capital Markets LLC,
4.25%, Open (Purchased on
03/20/23 to be repurchased at USD
90,991, collateralized by PG&E
Corp., 5.25%, due at 07/01/30, par
and fair value of USD 100,000 and
$92,830, respectively)
(y)
....... 91 90,875
RBC Capital Markets LLC,
4.30%, Open (Purchased on
03/27/23 to be repurchased at
USD 5,218,780, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,970,000 and $5,179,646,
respectively)
(y)
.............. 5,216 5,216,287
RBC Capital Markets LLC,
4.50%, Open (Purchased on
03/30/23 to be repurchased at USD
1,600,606, collateralized by Frontier
Communications Holdings LLC,
6.75%, due at 05/01/29, par and
fair value of USD 1,985,000 and
$1,573,113, respectively)
(y)
..... 1,600 1,600,406

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
4.55%, Open (Purchased on
03/16/23 to be repurchased at
USD 10,131,180, collateralized by
Societe Generale SA, 4.55%, due
at 01/12/27, par and fair value of
USD 10,000,000 and $9,993,347,
respectively)
(y)
.............. USD 10,113 $ 10,112,500
RBC Capital Markets LLC,
4.65%, Open (Purchased on
03/15/23 to be repurchased at USD
1,264,112, collateralized by NRG
Energy, Inc., 5.75%, due at 01/15/28,
par and fair value of USD 1,335,000
and $1,309,214, respectively)
(y)
.. 1,262 1,261,575
RBC Capital Markets LLC,
4.65%, Open (Purchased on
03/17/23 to be repurchased at USD
5,668,682, collateralized by BPCE
SA, 0.88%, due at 01/18/27, par
and fair value of USD 5,653,000 and
$5,638,370, respectively)
(y)
..... 5,660 5,660,066
RBC Capital Markets LLC,
4.65%, Open (Purchased on
03/20/23 to be repurchased at
USD 1,097,597, collateralized by
Chemours Co. (The), 5.75%, due
at 11/15/28, par and fair value of
USD 1,235,000 and $1,102,521,
respectively)
(y)
.............. 1,096 1,096,063
RBC Capital Markets LLC,
4.67%, Open (Purchased on
03/20/23 to be repurchased at USD
6,887,892, collateralized by Royal
Caribbean Cruises Ltd., 5.50%,
due at 04/01/28, par and fair value
of USD 7,906,000 and $6,980,089,
respectively)
(y)
.............. 6,878 6,878,220
RBC Capital Markets LLC,
4.67%, Open (Purchased on
03/20/23 to be repurchased at USD
6,066,491, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 7,906,000 and
$6,485,529, respectively)
(y)
..... 6,058 6,057,972
RBC Europe Ltd., 1.80%, Open
(Purchased on 01/04/23 to be
repurchased at USD 2,342,489,
collateralized by International Design
Group SpA, 6.50%, due at 11/15/25,
par and fair value of EUR 2,345,000
and $2,446,564, respectively)
(y)
.. EUR 2,154 2,336,012
Total Borrowed Bond Agreements — 1.0%
(Cost: $385,992,178) ............................. 388,501,111
Certificates of Deposit — 0.3%
Domestic — 0.3%
Citibank NA
4.06%, 08/01/23 ............ USD 24,829 24,703,898
5.00%, 09/21/23 ............ 64,230 64,085,356
88,789,254
Security
Par (000)
Par (000) Value
Yankee — 0.0%
(z)
Mizuho Bank Ltd., New York,
5.48%, 01/04/24 ............ USD 8,080 $ 8,084,154
Total Certificates of Deposit — 0.3%
(Cost: $97,139,000) .............................. 96,873,408
Commercial Paper — 2.2%
(aa)
Societe Generale SA, 5.70%
,
03/06/24 31,038 29,609,879
Mercedes-Benz Finance North America
LLC, 5.59%
,
05/03/23 ......... 123,313 122,740,468
Enel Finance America LLC, 5.27%
,
09/06/23 ................. 16,850 16,378,321
3M Co., 5.55%
,
09/07/23 ........ 41,093 40,165,211
AT&T, Inc.
5.62%, 12/19/23 ............ 78,835 75,572,913
5.68%, 12/20/23 ............ 13,905 13,327,544
5.99%, 01/23/24 ............ 43,025 41,007,046
5.93%, 02/21/24 ............ 108,573 102,980,233
Bayer Corp., 6.08%
,
09/01/23
(a)
.... 43,025 41,952,348
General Motors Financial Co., Inc.
4.92%, 04/04/23
(a)
........... 11,600 11,593,054
4.92%, 04/05/23
(a)
........... 11,300 11,291,547
5.73%, 04/13/23
(a)
........... 13,920 13,892,258
5.77%, 06/08/23 ............ 13,903 13,747,566
5.58%, 08/10/23
(a)
........... 22,900 22,395,864
5.73%, 10/10/23
(a)
........... 29,198 28,265,372
HSBC USA, Inc., 5.62%
,
11/20/23 .. 14,704 14,196,683
Johnson & Johnson, 5.16%
,
08/14/23 41,873 41,084,913
UnitedHealth Group, Inc., 5.31%
,
06/01/23 ................. 167,657 166,132,439
Total Commercial Paper — 2.2%
(Cost: $806,633,208) ............................. 806,333,659
Foreign Government Obligations — 0.4%
(aa)
Mexico - 0.4%
United Mexican States
11.24%, 11/28/24 ........... MXN 250,000 115,351,887
11.11%, 01/23/25 ........... 88,730 41,080,632
156,432,519
Total Foreign Government Obligations — 0.4%
(Cost: $154,860,033) ............................. 156,432,519
Shares
Shares
Money Market Funds — 2.3%
(s)(bb)
BlackRock Liquid Environmentally
Aware Fund, Class Direct, 4.87% . 379,020,639 379,096,443
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.70%
(j)
..... 93,197,971 93,197,971
SL Liquidity Series, LLC, Money Market
Series, 5.01%
(cc)
............ 385,988,540 386,027,139
Total Money Market Funds — 2.3%
(Cost: $858,252,495) ............................. 858,321,553
Total Short-Term Securities — 6.2%
(Cost: $2,302,876,914) ........................... 2,306,462,250

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Total Options Purchased — 0.8%
(Cost: $307,594,106 ) ............................. $ 296,771,743
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 132.9%
(Cost: $51,561,398,566) ........................... 49,974,628,131
Total Options Written — (1.0)%
(Premiums Received — $(350,801,961)) ............... (379,570,566)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (0.7)%
Austria — (0.0)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (5,600) (4,916,012)
France — (0.2)%
Arkema SA, 0.75% ,  12/03/29 ...... (20,000) (18,153,012)
BNP Paribas SA, (1-Day SOFR +
2.07%), 2.22% ,  06/09/26
(a)(b)
.... USD (8,200) (7,530,740)
BPCE SA, (1-Day SOFR + 2.10%),
5.98% ,  01/18/27
(a)(b)
.......... (5,653) (5,638,370)
Cie Generale des Etablissements
Michelin SCA, 2.50% ,  09/03/38 .. EUR (5,000) (4,807,653)
Credit Agricole SA
(a)(b)
:
(1-Day SOFR + 0.89%),
1.25% ,  01/26/27 .......... USD (10,000) (8,930,118)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.24%), 4.75%
(n)
.......... (5,000) (3,754,500)
Legrand SA, 0.38% ,  10/06/31 ..... EUR (5,000) (4,263,469)
Quatrim SASU, 5.88% ,  01/15/24 ... (3,400) (3,336,269)
Societe Generale SA
(a)(b)
:
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.51%), 5.38%
(n)
.......... USD (5,000) (3,599,675)
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.55%), 6.45% ,  01/10/29 .... (8,200) (8,225,520)
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.45% ,  01/12/27 .... (10,000) (9,993,347)
(78,232,673)
Germany — (0.1)%
Commerzbank AG, (5-Year USD Swap
Semi + 5.23%), 7.00%
(b)(n)
...... (5,000) (4,132,250)
Deutsche Bank AG:
4.50% ,  04/01/25 ............ (4,100) (3,765,405)
(1-Day SOFR + 3.19%),
6.12% ,  07/14/26
(b)
......... (10,000) (9,682,438)
Vonovia SE, 0.25% ,  09/01/28 ...... EUR (6,800) (5,607,793)
(23,187,886)
Italy — (0.1)%
International Design Group SpA,
6.50% ,  11/15/25 ............ (2,900) (3,025,601)
Pirelli & C SpA, 4.25% ,  01/18/28 ... (20,000) (21,654,293)
(24,679,894)
Security
Par (000)
Par (000) Value
Netherlands — (0.0)%
(a)(b)
ABN AMRO Bank NV, (1-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%),
2.47% ,  12/13/29 ............ USD (8,200) $ (6,893,742)
Cooperatieve Rabobank UA, (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 0.73%),
1.00% ,  09/24/26 ............ (8,200) (7,343,979)
(14,237,721)
Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA,
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 5.86% ,  09/14/26
(b)
..... (10,000) (9,912,447)
Banco Santander SA, 5.29% ,  08/18/27 (10,000) (9,842,428)
(19,754,875)
Sweden — (0.0)%
Heimstaden Bostad Treasury BV,
1.00% ,  04/13/28 ............ EUR (1,375) (1,104,380)
United Kingdom — (0.0)%
eG Global Finance plc
4.38% ,  02/07/25 ............ (1,016) (1,006,725)
6.25% ,  10/30/25 ............ (9,590) (9,595,326)
8.50% ,  10/30/25
(a)
........... USD (2,600) (2,433,652)
Jaguar Land Rover Automotive plc,
4.50% ,  01/15/26 ............ EUR (3,400) (3,414,993)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,700) (1,936,016)
(18,386,712)
United States — (0.2)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (11,515) (9,337,047)
Callon Petroleum Co.,
7.50% ,  06/15/30
(a)
........... (1,985) (1,865,900)
Cargo Aircraft Management, Inc.,
4.75% ,  02/01/28
(a)
........... (1,235) (1,104,275)
Carnival Corp., 5.75% ,  03/01/27
(a)
... (7,906) (6,485,529)
Chemours Co. (The), 5.75% ,  11/15/28
(a)
(1,235) (1,102,521)
CommScope, Inc., 8.25% ,  03/01/27
(a)
(4,345) (3,558,990)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(3,971) (2,948,904)
Freedom Mortgage Corp.,
6.63% ,  01/15/27
(a)
........... (6,740) (5,184,408)
Frontier Communications Holdings LLC,
6.75% ,  05/01/29
(a)
........... (1,985) (1,573,113)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(a)
........... (8,696) (6,572,089)
McAfee Corp., 7.38% ,  02/15/30
(a)
... (6,855) (5,747,878)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (19,047) (16,525,415)
NRG Energy, Inc., 5.75% ,  01/15/28 .. (1,335) (1,309,214)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (3,983) (2,714,627)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (7,671,733)
PG&E Corp., 5.25% ,  07/01/30 ..... (100) (92,830)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (7,985) (6,947,090)
Range Resources Corp.,
4.75% ,  02/15/30
(a)
........... (1,985) (1,809,387)
Rayonier AM Products, Inc.,
7.63% ,  01/15/26
(a)
........... (1,781) (1,675,387)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (7,906) (6,980,089)
Tenet Healthcare Corp.,
6.13% ,  10/01/28 ............ (1,951) (1,869,877)

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc.,
4.00% ,  03/01/27
(a)
........... USD (1,335) $ (1,014,600)
(94,090,903)
Foreign Agency Obligations — (0.0)%
Ireland — (0.0)%
AIB Group plc, (1-Day SOFR + 3.46%),
7.58% ,  10/14/26
(a)(b)
.......... (8,200) (8,410,348)
Foreign Government Obligations — (0.3)%
Spain — (0.2)%
Kingdom of Spain
(a)
0.50% ,  10/31/31 ............ EUR (40,000) (34,762,129)
0.70% ,  04/30/32 ............ (40,000) (34,854,095)
(69,616,224)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (25,278) (29,385,943)
Total Borrowed Bonds — (1.0)%
(Proceeds: $(420,672,835)) ........................
(386,003,571)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(u)
2.00% ,  04/25/53 - 05/25/53 ..... USD (1,917,285) (1,585,685,716)
2.50% ,  04/25/53 - 05/25/53 ..... (1,157,001) (997,403,864)
3.00% ,  04/25/53 ............ (1,555,779) (1,395,937,360)
3.50% ,  04/25/53 ............ (1,211,956) (1,126,124,888)
4.00% ,  04/25/53 ............ (714,087) (682,959,998)
4.50% ,  04/25/53 ............ (2,269,275) (2,223,426,504)
5.00% ,  04/25/53 ............ (113,234) (112,932,923)
Security
Par (000)
Par (000) Value
TBA Sale Commitments (continued)
5.50% ,  04/25/53 ............ USD (1,444,500) $ (1,459,086,055)
6.00% ,  04/25/53 ............ (1,210,700) (1,235,717,977)
Total TBA Sale Commitments — (28.8)%
(Proceeds: $(10,762,190,951)) ...................... (10,819,275,285)
Investments Sold Short
Corporate Bonds
France — (0.0)%
BNP Paribas SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.97%), 9.25%
(a)(b)(n)
... (5,000) (5,077,513)
Total Corporate Bonds — (0.0)%
(Proceeds: $(4,606,250)) .......................... (5,077,513)
U.S. Treasury Obligations
U.S. Treasury Notes, 3.50%, 02/15/33 (130,000) (130,203,125)
Total U.S. Treasury Obligations — (0.4)%
(Proceeds: $(130,243,750)) ........................
(130,203,125)
Total Investments Sold Short — (0.4)%
(Proceeds: $(134,850,000) ) ........................ (135,280,638)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 101.7%
(Cost: $39,892,882,819) ........................... 38,254,498,071
Liabilities in Excess of Other Assets — (1.7)% ............ (634,861,105)
Net Assets — 100.0% .............................. $ 37,619,636,966
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Rounds to less than 1,000.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $310,208,777, representing 0.82% of its net assets as of period end, and an original cost of $280,795,479.
(j)
All or a portion of the security is held by a wholly-owned subsidiary.
(k)
Investment does not issue shares.
(l)
Zero-coupon bond.
(m)
Convertible security.
(n)
Perpetual security with no stated maturity date.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Issuer filed for bankruptcy and/or is in default.
(q)
Fixed rate.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Affiliate of the Fund.
(t)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(y)
The amount to be repurchased assumes the maturity will be the day after the period end.
(z)
Issuer is a U.S. branch of a foreign domiciled bank.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(aa)
Rates are discount rates or a range of discount rates as of period end.
(bb)
Annualized 7-day yield as of period end.
(cc)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 467,417,578 $ — $ (374,219,607)
(a)
$ — $ — $ 93,197,971 93,197,971 $ 9,868,232 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 190,897,846 195,139,969
(a)
— (22,315) 11,639 386,027,139 385,988,540 450,436
(b)
—
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... 374,908,494 4,225,971 — — (38,022) 379,096,443 379,020,639 4,225,502 —
iShares 0-5 Year TIPS Bond ETF 38,947,863 — — — 911,836 39,859,699 401,690 — —
iShares 20+ Year Treasury Bond
ETF .................. 12,942,800 7,893,750 (10,794,953) (166,987) 1,081,500 10,956,110 103,000 82,203 —
iShares Biotechnology ETF .... 3,851,129 — — — (62,479) 3,788,650 29,333 1,894 —
iShares China Large-Cap ETF .. 20,929,265 2,582,005 (16,228,046) 536,858 759,062 8,579,144 290,523 — —
iShares Core U.S. Aggregate
Bond ETF .............. 2,250,168 — — — 61,480 2,311,648 23,200 11,115 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 55,222,647 198,991,378 (105,428,172) 373,183 4,710,476 153,869,512 2,036,658 613,591 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 59,114,812 752,045,425 (519,753,272) 3,258,281 3,255,392 297,920,638 2,718,006 206,956 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 135,337,571 52,346,133 (2,538,190) (126,098) 1,338,913 186,358,329 2,159,925 1,502,965 —
iShares Latin America 40 ETF .. 12,270,574 — — — 525,345 12,795,919 536,067 — —
iShares MSCI Brazil ETF ..... 13,894,769 9,747,705 (9,452,535) (2,395,767) 1,807,500 13,601,672 496,774 — —
$ 1,457,155 $ 14,362,642 $ 1,588,362,874 $ 16,962,894 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
iShares iBoxx $ High Yield Corporate Bond ETF ..................................... 20 06/01/23 $ 2,842 $ 52,248
iShares iBoxx $ Investment Grade Corporate Bond ETF ................................ 10 06/01/23 1,288 174
Euro-Bund .............................................................. 1,641 06/08/23 241,750 (479,577)
Euro-OAT ............................................................... 992 06/08/23 140,105 2,024,128
Euro-Schatz ............................................................. 2,191 06/08/23 251,146 (1,456,261)
TOPIX Index ............................................................. 1,274 06/08/23 193,199 197,002
Australia 10 Year Bond ...................................................... 1,134 06/15/23 93,151 1,606,585
FTSE 100 Index ........................................................... 32 06/16/23 3,021 56,645
MSCI Emerging Markets E-Mini Index ............................................ 625 06/16/23 31,109 1,061,050
Korea 10 Year Bond ........................................................ 397 06/20/23 34,719 (251,347)
Long Gilt ................................................................ 1,489 06/28/23 189,836 (1,474,053)
U.S. Treasury 3 Year Note .................................................... 243 06/30/23 51,539 (54,951)
3-mo. SONIA Index ......................................................... 2,925 09/19/23 860,981 (1,588,551)
ECX Emission s
(a)
.......................................................... 38 12/18/23 3,789 53,599
3-mo. SONIA Index ......................................................... 461 12/19/23 135,632 (325,112)
3-mo. Australian Bank Bills .................................................... 585 03/07/24 387,716 305,229
3-mo. Australian Bank Bills .................................................... 303 06/13/24 200,842 33,213
3-mo. Euro Euribor ......................................................... 1,157 06/17/24 303,575 (706,503)
3-mo. SONIA Index ......................................................... 644 09/17/24 190,556 (329,814)
3-mo. SONIA Index ......................................................... 155 03/18/25 45,976 (42,804)
(1,319,100)
Short Contracts
3-mo. Australian Bank Bills .................................................... 302 06/08/23 200,086 (49,250)
Euro-Bobl ............................................................... 4,525 06/08/23 578,480 (4,412,963)
Euro-BTP ............................................................... 4,719 06/08/23 590,333 (9,418,558)
Euro-Buxl ............................................................... 629 06/08/23 96,088 1,252,538
SGX Nikkei 225 Index ....................................................... 1,827 06/08/23 193,914 (1,382,854)
Japan 10 Year Bond ........................................................ 861 06/13/23 960,507 (14,424,012)
Australia 3 Year Bond ....................................................... 473 06/15/23 34,405 89,579
DAX Index .............................................................. 12 06/16/23 5,148 (156,204)
EURO STOXX 50 Index ..................................................... 2,260 06/16/23 104,608 (3,039,419)
EURO STOXX Banks Price Index ............................................... 8,085 06/16/23 43,496 (723,224)
NASDAQ 100 E-Mini Index ................................................... 130 06/16/23 34,585 (1,217,075)
Russell 2000 E-Mini Index .................................................... 2,068 06/16/23 187,516 (4,109,644)
S&P 500 E-Mini Index ....................................................... 1,517 06/16/23 313,848 (6,667,376)
3-mo. Euro Euribor ......................................................... 3,218 06/19/23 842,467 478,558
U.S. Treasury 10 Year Note ................................................... 29,680 06/21/23 3,415,055 (28,081,593)
U.S. Treasury 10 Year Ultra Note ............................................... 16,441 06/21/23 1,993,728 (61,340,662)
U.S. Treasury Long Bond ..................................................... 5,128 06/21/23 673,691 (3,943,287)
U.S. Treasury Ultra Bond ..................................................... 2,311 06/21/23 327,368 (11,065,369)
U.S. Treasury 2 Year Note .................................................... 3,056 06/30/23 631,374 (572,636)
U.S. Treasury 5 Year Note .................................................... 14,266 06/30/23 1,564,245 (8,567,021)
3-mo. Australian Bank Bills .................................................... 584 09/07/23 386,968 (362,622)
3-mo. Euro Euribor ......................................................... 281 09/18/23 73,432 192,349
3-mo. SOFR ............................................................. 642 12/19/23 153,125 357,671
3-mo. SOFR ............................................................. 629 03/19/24 150,528 97,095
3-mo. SOFR ............................................................. 125 12/17/24 30,241 15,780
(157,050,199)
$ (158,369,299)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 39,578,288 USD 7,580,000 Deutsche Bank AG 04/04/23 $ 228,756
BRL 98,430,444 USD 18,923,000 Goldman Sachs International 04/04/23 497,226
BRL 39,980,125 USD 7,545,000 JPMorgan Chase Bank NA 04/04/23 343,038
BRL 79,228,406 USD 15,094,000 Morgan Stanley & Co. International plc 04/04/23 537,684
IDR 113,275,130,000 USD 7,474,439 Citibank NA 04/17/23 102,195
USD 7,472,142 ZAR 130,645,000 BNP Paribas SA 04/17/23 142,959
AUD 46,073,000 USD 30,753,665 Morgan Stanley & Co. International plc 04/18/23 59,288
CAD 12,925,193 USD 9,477,000 Morgan Stanley & Co. International plc 04/18/23 88,464
CHF 13,901,292 USD 15,032,000 BNP Paribas SA 04/18/23 184,364
CLP 9,774,516,400 USD 12,248,000 BNP Paribas SA 04/18/23 28,128
CLP 9,772,066,800 USD 12,248,000 Citibank NA 04/18/23 25,051
COP 72,058,756,000 USD 15,094,000 Goldman Sachs International 04/18/23 339,184
CZK 1,264,931,424 USD 57,280,000 HSBC Bank plc 04/18/23 1,129,379
EUR 24,682,000 NOK 278,754,484 UBS AG 04/18/23 146,432
EUR 14,308,000 USD 15,134,000 BNP Paribas SA 04/18/23 395,080
EUR 10,730,000 USD 11,346,500 JPMorgan Chase Bank NA 04/18/23 299,224
EUR 25,809,000 USD 27,531,079 Morgan Stanley & Co. International plc 04/18/23 480,523
GBP 18,946,000 USD 23,191,918 Bank of America NA 04/18/23 186,659
GBP 2,634,000 USD 3,159,664 UBS AG 04/18/23 90,582
IDR 351,982,365,000 USD 22,882,000 Barclays Bank plc 04/18/23 659,636
JPY 1,807,524,519 EUR 12,491,000 Deutsche Bank AG 04/18/23 86,233
JPY 2,005,036,394 USD 15,094,000 JPMorgan Chase Bank NA 04/18/23 40,070
JPY 2,977,744,874 USD 21,993,000 Morgan Stanley & Co. International plc 04/18/23 483,102
MXN 284,167,512 USD 15,074,000 Citibank NA 04/18/23 652,286
MXN 155,208,868 USD 8,554,000 Deutsche Bank AG 04/18/23 35,508
MXN 1,153,695,299 USD 60,411,000 Goldman Sachs International 04/18/23 3,436,345
MXN 429,982,138 USD 22,636,000 HSBC Bank plc 04/18/23 1,159,900
NOK 159,594,822 USD 15,174,000 Citibank NA 04/18/23 79,292
NOK 162,831,470 USD 15,090,000 Deutsche Bank AG 04/18/23 472,635
NOK 120,539,720 USD 11,318,000 Goldman Sachs International 04/18/23 202,596
THB 540,042,266 USD 15,669,500 ANZ Banking Group Ltd. 04/18/23 147,454
THB 540,437,921 USD 15,669,500 UBS AG 04/18/23 159,042
USD 22,563,806 EUR 20,756,000 JPMorgan Chase Bank NA 04/18/23 36,437
USD 15,116,000 JPY 1,981,979,688 HSBC Bank plc 04/18/23 155,962
USD 22,610,000 JPY 2,977,963,100 Morgan Stanley & Co. International plc 04/18/23 132,252
USD 15,872,000 THB 539,489,280 Deutsche Bank AG 04/18/23 71,242
ZAR 279,846,195 EUR 14,200,000 Morgan Stanley & Co. International plc 04/18/23 286,094
ZAR 415,749,966 USD 22,610,000 Barclays Bank plc 04/18/23 711,472
ZAR 280,352,902 USD 15,382,000 Goldman Sachs International 04/18/23 344,380
BRL 77,969,718 USD 15,094,000 Goldman Sachs International 05/03/23 214,184
COP 67,540,236,262 USD 13,501,297 JPMorgan Chase Bank NA 05/10/23 893,756
EUR 18,271,688 USD 19,315,979 Standard Chartered Bank 05/10/23 540,215
EUR 5,829,806 USD 6,249,354 UBS AG 05/10/23 86,008
MXN 563,999,348 USD 30,808,492 BNP Paribas SA 05/10/23 269,430
MXN 1,558,080,439 USD 83,354,669 JPMorgan Chase Bank NA 05/10/23 2,499,867
ZAR 226,526,004 USD 12,370,482 BNP Paribas SA 05/10/23 311,278
ZAR 433,208,617 USD 23,703,898 Morgan Stanley & Co. International plc 05/10/23 548,716
USD 23,586,000 TWD 703,876,998 Bank of America NA 05/16/23 441,894
BRL 79,875,000 USD 15,000,000 Citibank NA 06/14/23 551,434
COP 54,360,000,000 USD 11,250,000 Deutsche Bank AG 06/14/23 252,522
CZK 330,474,000 USD 15,000,000 UBS AG 06/14/23 215,236
INR 771,430,000 USD 9,350,667 Citibank NA 06/14/23 6,275
JPY 1,553,972,940 USD 11,700,000 Toronto Dominion Bank 06/14/23 128,980
THB 672,794,220 USD 19,390,000 BNP Paribas SA 06/14/23 430,972
THB 236,204,850 USD 6,810,000 HSBC Bank plc 06/14/23 148,755
USD 9,331,296 COP 43,919,612,507 JPMorgan Chase Bank NA 06/14/23 37,950
ZAR 598,730,625 USD 32,902,929 Citibank NA 06/14/23 511,317
IDR 143,740,000,000 USD 9,364,169 Barclays Bank plc 06/15/23 242,550
INR 390,300,000 USD 4,700,145 Goldman Sachs International 06/15/23 33,648
INR 390,300,000 USD 4,702,693 Nomura International plc 06/15/23 31,100
JPY 3,373,574,123 USD 25,014,100 Royal Bank of Canada 06/15/23 669,686
MXN 807,272,267 USD 41,762,338 Bank of America NA 06/15/23 2,399,094
MXN 89,156,000 USD 4,622,169 Deutsche Bank AG 06/15/23 255,066

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
THB 161,550,000 USD 4,720,923 Citibank NA 06/15/23 $ 38,901
THB 161,550,000 USD 4,722,303 JPMorgan Chase Bank NA 06/15/23 37,521
USD 25,014,100 JPY 3,276,516,913 Natwest Markets plc 06/15/23 69,233
USD 9,408,268 TWD 284,600,000 BNP Paribas SA 06/15/23 15,468
AUD 25,950,000 USD 17,372,921 Citibank NA 06/21/23 23,938
AUD 9,420,448 USD 6,300,000 Goldman Sachs International 06/21/23 15,461
AUD 20,252,603 USD 13,512,324 JPMorgan Chase Bank NA 06/21/23 65,004
AUD 1,200,693 USD 800,000 Toronto Dominion Bank 06/21/23 4,943
BRL 43,495,482 USD 8,105,000 BNP Paribas SA 06/21/23 351,846
BRL 8,452,047 USD 1,620,759 Citibank NA 06/21/23 22,576
BRL 1,021,925,580 USD 195,290,999 Goldman Sachs International 06/21/23 3,402,448
BRL 146,627,600 USD 27,510,266 HSBC Bank plc 06/21/23 998,604
CAD 7,004,365 USD 5,100,000 Bank of America NA 06/21/23 89,406
CAD 1,081,302 USD 800,000 JPMorgan Chase Bank NA 06/21/23 1,116
CAD 1,216,217 USD 900,000 Toronto Dominion Bank 06/21/23 1,073
CHF 7,562,297 USD 8,300,000 Citibank NA 06/21/23 36,547
CHF 1,093,530 USD 1,200,000 JPMorgan Chase Bank NA 06/21/23 5,489
CHF 731,832 USD 800,000 Morgan Stanley & Co. International plc 06/21/23 6,759
CHF 2,724,645 USD 3,000,000 Toronto Dominion Bank 06/21/23 3,602
EUR 8,108,000 SEK 90,485,280 Bank of America NA 06/21/23 78,435
EUR 4,055,000 SEK 45,429,382 JPMorgan Chase Bank NA 06/21/23 22,240
EUR 84,327,876 USD 90,659,360 Barclays Bank plc 06/21/23 1,206,096
EUR 64,190,000 USD 68,730,924 Citibank NA 06/21/23 1,196,648
EUR 30,920,000 USD 33,106,662 Deutsche Bank AG 06/21/23 577,097
EUR 2,427,000 USD 2,589,049 HSBC Bank plc 06/21/23 54,886
EUR 93,843,124 USD 100,976,648 JPMorgan Chase Bank NA 06/21/23 1,254,568
EUR 5,342,596 USD 5,700,000 Royal Bank of Canada 06/21/23 120,140
GBP 12,428,692 USD 15,150,149 Bank of America NA 06/21/23 205,868
GBP 44,355,000 USD 54,285,259 BNP Paribas SA 06/21/23 516,656
GBP 32,448,000 USD 40,035,194 Citibank NA 06/21/23 55,270
GBP 3,860,547 USD 4,700,000 Goldman Sachs International 06/21/23 69,820
GBP 65,820,000 USD 80,222,206 HSBC Bank plc 06/21/23 1,100,352
GBP 38,800,000 USD 47,663,463 JPMorgan Chase Bank NA 06/21/23 275,085
GBP 19,080,000 USD 23,258,310 Morgan Stanley & Co. International plc 06/21/23 315,595
GBP 31,437,000 USD 38,557,040 Natwest Markets plc 06/21/23 284,304
GBP 19,610,000 USD 23,667,113 Toronto Dominion Bank 06/21/23 561,622
HUF 1,849,000,000 EUR 4,491,451 UBS AG 06/21/23 254,856
INR 4,866,151,392 USD 58,944,000 Citibank NA 06/21/23 53,862
JPY 1,762,622,006 CHF 12,165,000 JPMorgan Chase Bank NA 06/21/23 20,783
JPY 7,738,170,000 USD 57,664,221 Deutsche Bank AG 06/21/23 1,301,037
JPY 52,955,920 USD 400,000 Goldman Sachs International 06/21/23 3,527
JPY 32,799,259,364 USD 242,733,838 HSBC Bank plc 06/21/23 7,198,224
JPY 197,380,200 USD 1,500,000 JPMorgan Chase Bank NA 06/21/23 4,052
MXN 217,912,425 EUR 10,545,000 Barclays Bank plc 06/21/23 419,270
MXN 416,607,984 EUR 20,280,000 HSBC Bank plc 06/21/23 670,924
MXN 245,108,936 EUR 12,165,000 JPMorgan Chase Bank NA 06/21/23 140,497
MXN 192,507,165 USD 10,139,000 BNP Paribas SA 06/21/23 379,673
MXN 3,890,429,032 USD 211,851,950 Citibank NA 06/21/23 722,734
MXN 2,056,276,661 USD 108,172,351 Deutsche Bank AG 06/21/23 4,183,474
MXN 377,885,833 USD 20,277,500 JPMorgan Chase Bank NA 06/21/23 370,341
MXN 227,901,319 USD 12,167,000 Morgan Stanley & Co. International plc 06/21/23 285,624
NOK 51,400,000 EUR 4,509,529 Morgan Stanley & Co. International plc 06/21/23 14,427
NOK 530,000,000 USD 50,114,234 BNP Paribas SA 06/21/23 689,832
NOK 54,360,883 USD 5,200,000 Citibank NA 06/21/23 10,856
NOK 4,200,375 USD 400,000 Goldman Sachs International 06/21/23 2,634
NOK 1,043,593 USD 100,000 JPMorgan Chase Bank NA 06/21/23 35
NOK 5,300,000 USD 502,719 Morgan Stanley & Co. International plc 06/21/23 5,322
NOK 71,202,868 USD 6,800,000 Toronto Dominion Bank 06/21/23 25,274
NZD 16,200,000 JPY 1,326,748,734 HSBC Bank plc 06/21/23 19,684
NZD 2,254,868 USD 1,400,000 Citibank NA 06/21/23 9,930
NZD 321,408 USD 200,000 Goldman Sachs International 06/21/23 971
NZD 6,104,604 USD 3,800,000 JPMorgan Chase Bank NA 06/21/23 17,103
NZD 2,584,568 USD 1,600,000 Toronto Dominion Bank 06/21/23 16,085

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SEK 275,180,457 EUR 24,335,000 Morgan Stanley & Co. International plc 06/21/23 $ 113,067
SEK 17,646,311 USD 1,700,000 Citibank NA 06/21/23 7,250
SEK 4,214,231 USD 400,000 Morgan Stanley & Co. International plc 06/21/23 7,719
USD 10,915,857 AUD 16,225,000 Barclays Bank plc 06/21/23 38,630
USD 6,537,826 AUD 9,725,000 Goldman Sachs International 06/21/23 18,194
USD 5,670,000 CHF 5,109,435 Barclays Bank plc 06/21/23 37,446
USD 800,000 CHF 722,986 Goldman Sachs International 06/21/23 2,993
USD 2,700,000 CHF 2,446,122 JPMorgan Chase Bank NA 06/21/23 3,437
USD 2,900,000 CHF 2,625,828 Toronto Dominion Bank 06/21/23 5,332
USD 2,839,418 CNY 19,312,000 Citibank NA 06/21/23 11,362
USD 75,473,531 CNY 513,088,840 JPMorgan Chase Bank NA 06/21/23 336,631
USD 3,200,000 EUR 2,924,222 JPMorgan Chase Bank NA 06/21/23 14,398
USD 1,000,000 EUR 912,241 Toronto Dominion Bank 06/21/23 6,219
USD 20,098,778 GBP 16,224,000 BNP Paribas SA 06/21/23 53,546
USD 4,400,000 GBP 3,553,101 JPMorgan Chase Bank NA 06/21/23 10,039
USD 1,900,000 GBP 1,532,298 Toronto Dominion Bank 06/21/23 6,801
USD 75,421,145 JPY 9,761,230,000 Barclays Bank plc 06/21/23 1,040,065
USD 3,000,000 JPY 387,093,000 Citibank NA 06/21/23 50,331
USD 83,840,017 JPY 10,956,389,000 Deutsche Bank AG 06/21/23 351,763
USD 141,644,883 JPY 18,272,770,000 Goldman Sachs International 06/21/23 2,405,426
USD 3,061,937 JPY 401,040,000 HSBC Bank plc 06/21/23 5,991
USD 5,800,000 JPY 755,476,620 JPMorgan Chase Bank NA 06/21/23 43,229
USD 500,000 JPY 65,612,875 Toronto Dominion Bank 06/21/23 26
USD 2,200,000 JPY 284,639,300 UBS AG 06/21/23 31,034
USD 2,021,500 MXN 36,976,609 Goldman Sachs International 06/21/23 1,082
USD 8,115,000 NOK 84,079,515 Citibank NA 06/21/23 55,413
USD 8,115,000 NOK 84,413,853 Morgan Stanley & Co. International plc 06/21/23 23,364
USD 6,400,000 NOK 66,364,070 Toronto Dominion Bank 06/21/23 38,557
USD 3,500,000 NZD 5,581,066 JPMorgan Chase Bank NA 06/21/23 10,257
USD 677,933 SEK 6,960,000 Bank of America NA 06/21/23 4,565
USD 1,332,556 SEK 13,630,000 BNP Paribas SA 06/21/23 13,877
USD 649,145 SEK 6,680,000 Deutsche Bank AG 06/21/23 2,867
USD 400,000 SEK 4,086,397 JPMorgan Chase Bank NA 06/21/23 4,648
USD 2,600,000 SEK 26,853,926 Royal Bank of Canada 06/21/23 1,930
USD 810,221 TWD 24,171,890 BNP Paribas SA 06/21/23 11,876
ZAR 195,389,322 USD 10,530,000 Bank of America NA 06/21/23 367,772
ZAR 374,927,545 USD 20,255,000 BNP Paribas SA 06/21/23 656,454
ZAR 104,614,868 USD 5,675,000 Citibank NA 06/21/23 159,858
ZAR 74,220,287 USD 4,055,000 JPMorgan Chase Bank NA 06/21/23 84,611
ZAR 14,948,012 USD 810,000 JPMorgan Chase Bank NA 06/21/23 23,720
ZAR 1,254,109,805 USD 67,035,000 Morgan Stanley & Co. International plc 06/21/23 2,912,540
65,256,055
USD 7,537,000 BRL 40,248,183 BNP Paribas SA 04/04/23 (403,925)
USD 34,038,000 BRL 176,007,319 Goldman Sachs International 04/04/23 (688,064)
USD 7,567,000 BRL 39,697,784 UBS AG 04/04/23 (265,332)
INR 596,850,000 USD 7,313,442 Citibank NA 04/17/23 (51,742)
AUD 18,526,000 CAD 16,866,811 Morgan Stanley & Co. International plc 04/18/23 (92,593)
CAD 30,989,296 EUR 21,258,000 Bank of America NA 04/18/23 (138,162)
CHF 13,723,482 USD 15,044,000 BNP Paribas SA 04/18/23 (22,266)
COP 71,441,998,200 GBP 12,598,000 HSBC Bank plc 04/18/23 (244,318)
EUR 24,860,000 PLN 117,171,250 Goldman Sachs International 04/18/23 (140,746)
JPY 2,980,146,166 USD 22,564,000 JPMorgan Chase Bank NA 04/18/23 (69,774)
KRW 49,857,448,800 USD 38,440,000 Citibank NA 04/18/23 (248,496)
KRW 14,721,458,400 USD 11,286,000 Deutsche Bank AG 04/18/23 (9,156)
KRW 14,730,487,200 USD 11,286,000 Goldman Sachs International 04/18/23 (2,240)
MXN 217,509,714 GBP 9,992,000 Deutsche Bank AG 04/18/23 (292,377)
MXN 217,546,324 GBP 9,992,000 UBS AG 04/18/23 (290,351)
NOK 161,128,714 EUR 14,398,000 BNP Paribas SA 04/18/23 (226,866)
USD 15,093,774 AUD 22,638,000 Goldman Sachs International 04/18/23 (46,192)
USD 3,994,000 CAD 5,446,962 HSBC Bank plc 04/18/23 (37,098)
USD 22,634,000 CAD 31,216,632 UBS AG 04/18/23 (468,292)
USD 7,555,000 CLP 6,169,413,000 Bank of America NA 04/18/23 (193,363)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 22,703,000 CLP 18,113,588,550 Citibank NA 04/18/23 $ (46,435)
USD 15,094,000 CLP 12,266,893,800 Goldman Sachs International 04/18/23 (312,384)
USD 15,084,000 COP 71,860,176,000 Goldman Sachs International 04/18/23 (306,654)
USD 15,192,160 EUR 14,151,000 BNP Paribas SA 04/18/23 (166,521)
USD 15,260,102 EUR 14,152,000 JPMorgan Chase Bank NA 04/18/23 (99,664)
USD 15,123,150 EUR 14,275,000 Morgan Stanley & Co. International plc 04/18/23 (370,114)
USD 7,541,481 GBP 6,340,000 BNP Paribas SA 04/18/23 (281,816)
USD 15,052,582 GBP 12,458,000 JPMorgan Chase Bank NA 04/18/23 (320,072)
USD 15,121,767 GBP 12,606,000 UBS AG 04/18/23 (433,514)
USD 4,023,000 HUF 1,441,412,578 JPMorgan Chase Bank NA 04/18/23 (72,024)
USD 4,023,000 HUF 1,440,914,692 UBS AG 04/18/23 (70,610)
USD 22,882,000 IDR 347,577,580,000 Standard Chartered Bank 04/18/23 (365,032)
USD 15,032,000 KRW 19,738,519,200 Citibank NA 04/18/23 (87,982)
USD 22,548,000 KRW 29,678,805,000 Morgan Stanley & Co. International plc 04/18/23 (186,380)
USD 101,501,055 MXN 1,931,413,331 Goldman Sachs International 04/18/23 (5,386,451)
USD 37,604,000 MXN 687,325,612 HSBC Bank plc 04/18/23 (433,700)
USD 15,090,000 NOK 161,879,665 Morgan Stanley & Co. International plc 04/18/23 (381,666)
USD 22,137,914 NZD 35,748,000 Morgan Stanley & Co. International plc 04/18/23 (216,264)
USD 23,210,000 ZAR 427,854,094 State Street Bank and Trust Co. 04/18/23 (790,452)
ZAR 267,673,378 USD 15,044,000 Bank of America NA 04/18/23 (28,876)
USD 7,537,000 BRL 38,933,203 Goldman Sachs International 05/03/23 (106,950)
USD 35,252,300 COP 171,396,682,888 Bank of America NA 05/10/23 (1,277,989)
USD 20,867,808 COP 100,077,833,450 JPMorgan Chase Bank NA 05/10/23 (462,081)
USD 55,119,431 EUR 51,146,497 JPMorgan Chase Bank NA 05/10/23 (462,450)
USD 61,385,895 MXN 1,165,699,739 Barclays Bank plc 05/10/23 (2,847,380)
USD 237,282,932 MXN 4,464,597,017 JPMorgan Chase Bank NA 05/10/23 (8,728,695)
USD 11,619,561 MXN 218,911,138 Toronto Dominion Bank 05/10/23 (443,047)
USD 47,974,302 ZAR 866,215,402 State Street Bank and Trust Co. 05/10/23 (519,627)
USD 16,459,722 CZK 375,960,135 HSBC Bank plc 06/07/23 (855,580)
USD 7,053,017 CZK 156,718,533 Morgan Stanley & Co. International plc 06/07/23 (164,846)
USD 12,513,273 CZK 281,087,780 UBS AG 06/07/23 (432,567)
KRW 48,815,770,000 USD 37,809,442 JPMorgan Chase Bank NA 06/14/23 (282,905)
USD 16,570,359 COP 80,142,177,600 JPMorgan Chase Bank NA 06/14/23 (387,645)
USD 24,037,671 CZK 530,091,706 Barclays Bank plc 06/14/23 (368,093)
USD 12,033,294 CZK 266,647,216 HSBC Bank plc 06/14/23 (243,316)
USD 8,742,583 EUR 8,205,000 ANZ Banking Group Ltd. 06/14/23 (192,355)
USD 4,423,911 EUR 4,157,142 HSBC Bank plc 06/14/23 (103,062)
USD 2,659,951 EUR 2,452,817 Morgan Stanley & Co. International plc 06/14/23 (11,075)
USD 8,088,231 IDR 122,973,469,546 Bank of America NA 06/14/23 (131,070)
USD 32,891,354 IDR 500,181,597,349 HSBC Bank plc 06/14/23 (539,784)
USD 51,094,302 MXN 954,973,954 Bank of America NA 06/14/23 (1,157,278)
USD 32,356,190 MXN 608,431,621 Deutsche Bank AG 06/14/23 (934,261)
USD 26,200,000 MXN 488,878,900 Goldman Sachs International 06/14/23 (549,101)
USD 22,112,638 ZAR 409,072,806 Goldman Sachs International 06/14/23 (717,093)
USD 8,664,259 ZAR 159,244,035 Morgan Stanley & Co. International plc 06/14/23 (222,908)
USD 14,514,959 ZAR 260,459,813 Toronto Dominion Bank 06/14/23 (20,907)
CNY 256,730,000 USD 37,877,797 Bank of America NA 06/15/23 (300,825)
CNY 62,390,000 USD 9,173,416 Morgan Stanley & Co. International plc 06/15/23 (41,537)
USD 73,649,668 IDR 130,522,401,179 Barclays Bank plc 06/15/23 (1,907,666)
USD 48,974,714 MXN 896,428,267 HSBC Bank plc 06/15/23 (63,953)
USD 9,410,907 PHP 515,600,000 Citibank NA 06/15/23 (79,771)
AUD 12,155,000 USD 8,159,408 BNP Paribas SA 06/21/23 (10,706)
AUD 13,244,080 USD 8,900,000 JPMorgan Chase Bank NA 06/21/23 (21,179)
AUD 11,747,579 USD 7,900,000 Toronto Dominion Bank 06/21/23 (24,433)
AUD 4,464,047 USD 3,000,000 UBS AG 06/21/23 (7,307)
CHF 9,121,642 USD 10,070,000 JPMorgan Chase Bank NA 06/21/23 (14,458)
EUR 4,650,723 HUF 1,849,000,000 Bank of America NA 06/21/23 (81,347)
EUR 4,055,833 MXN 82,002,860 Bank of America NA 06/21/23 (62,310)
EUR 8,111,667 MXN 162,329,869 HSBC Bank plc 06/21/23 (33,051)
EUR 16,224,000 MXN 333,227,169 JPMorgan Chase Bank NA 06/21/23 (533,504)
EUR 32,415,000 SEK 365,612,141 JPMorgan Chase Bank NA 06/21/23 (59,944)
EUR 12,165,000 SEK 137,160,132 Morgan Stanley & Co. International plc 06/21/23 (17,643)
EUR 43,370,000 USD 47,467,337 Barclays Bank plc 06/21/23 (220,744)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 21,650,000 USD 23,649,551 Goldman Sachs International 06/21/23 $ (64,383)
EUR 916,369 USD 1,000,000 JPMorgan Chase Bank NA 06/21/23 (1,722)
EUR 56,480,000 USD 61,741,112 Morgan Stanley & Co. International plc 06/21/23 (212,692)
GBP 1,622,446 USD 2,005,168 Goldman Sachs International 06/21/23 (588)
JPY 2,324,146,406 CHF 16,224,000 JPMorgan Chase Bank NA 06/21/23 (174,944)
JPY 658,125,000 NZD 8,100,000 BNP Paribas SA 06/21/23 (49,842)
JPY 656,788,500 NZD 8,100,000 UBS AG 06/21/23 (60,027)
JPY 4,766,000,000 USD 37,076,510 Barclays Bank plc 06/21/23 (759,342)
JPY 18,342,000,000 USD 141,640,248 Goldman Sachs International 06/21/23 (1,873,254)
JPY 3,672,103,285 USD 28,247,798 JPMorgan Chase Bank NA 06/21/23 (266,180)
JPY 7,700,636,546 USD 59,264,931 Morgan Stanley & Co. International plc 06/21/23 (585,680)
JPY 3,273,675,312 USD 25,014,100 Natwest Markets plc 06/21/23 (68,524)
NOK 95,100,000 EUR 8,396,305 Goldman Sachs International 06/21/23 (30,828)
NOK 8,720,000 USD 842,401 Bank of America NA 06/21/23 (6,530)
NOK 83,950,021 USD 8,115,000 BNP Paribas SA 06/21/23 (67,826)
NOK 84,048,117 USD 8,115,000 Deutsche Bank AG 06/21/23 (58,422)
NOK 17,800,000 USD 1,725,117 Goldman Sachs International 06/21/23 (18,867)
NOK 111,293,546 USD 10,800,000 JPMorgan Chase Bank NA 06/21/23 (131,765)
NOK 9,080,000 USD 878,305 Societe Generale SA 06/21/23 (7,926)
NOK 35,209,706 USD 3,400,000 UBS AG 06/21/23 (24,913)
NZD 4,475,310 USD 2,800,000 Toronto Dominion Bank 06/21/23 (1,667)
SEK 181,660,866 EUR 16,190,000 BNP Paribas SA 06/21/23 (61,760)
SEK 91,017,165 EUR 8,108,000 Citibank NA 06/21/23 (26,976)
SEK 12,379,163 USD 1,200,000 Toronto Dominion Bank 06/21/23 (2,338)
SEK 13,396,141 USD 1,300,000 UBS AG 06/21/23 (3,947)
USD 9,998,524 AUD 15,005,914 Citibank NA 06/21/23 (61,428)
USD 17,159,216 AUD 25,675,575 JPMorgan Chase Bank NA 06/21/23 (53,669)
USD 44,926,547 AUD 67,391,000 UBS AG 06/21/23 (252,325)
USD 37,592,049 BRL 201,230,238 Barclays Bank plc 06/21/23 (1,533,236)
USD 16,230,000 BRL 86,457,181 BNP Paribas SA 06/21/23 (579,908)
USD 37,469,426 BRL 197,126,650 Citibank NA 06/21/23 (857,997)
USD 3,241,518 BRL 16,731,451 Goldman Sachs International 06/21/23 (11,586)
USD 5,299,110 BRL 28,292,000 HSBC Bank plc 06/21/23 (201,716)
USD 26,914,515 BRL 143,708,203 JPMorgan Chase Bank NA 06/21/23 (1,026,735)
USD 1,620,757 BRL 8,460,027 Morgan Stanley & Co. International plc 06/21/23 (24,130)
USD 72,913,155 CAD 99,483,922 Citibank NA 06/21/23 (792,653)
USD 5,100,000 CAD 6,965,381 Goldman Sachs International 06/21/23 (60,523)
USD 10,651,420 CAD 14,632,000 HSBC Bank plc 06/21/23 (189,160)
USD 4,200,000 CAD 5,715,812 JPMorgan Chase Bank NA 06/21/23 (34,739)
USD 4,900,000 CAD 6,703,808 Toronto Dominion Bank 06/21/23 (66,728)
USD 2,500,000 CAD 3,402,885 UBS AG 06/21/23 (21,135)
USD 13,426,424 EUR 12,390,000 Bank of America NA 06/21/23 (71,046)
USD 3,339,571 EUR 3,143,000 Bank of Montreal 06/21/23 (84,364)
USD 32,889,207 EUR 30,760,000 BNP Paribas SA 06/21/23 (620,251)
USD 56,346,876 EUR 52,196,577 Citibank NA 06/21/23 (515,251)
USD 11,789,972 EUR 10,831,017 Deutsche Bank AG 06/21/23 (9,167)
USD 5,700,000 EUR 5,285,481 Goldman Sachs International 06/21/23 (57,919)
USD 50,147,673 EUR 47,090,000 HSBC Bank plc 06/21/23 (1,151,429)
USD 156,803,364 EUR 145,462,151 JPMorgan Chase Bank NA 06/21/23 (1,660,806)
USD 144,822,657 EUR 135,037,000 Morgan Stanley & Co. International plc 06/21/23 (2,284,516)
USD 54,153,541 EUR 50,029,000 Standard Chartered Bank 06/21/23 (347,261)
USD 61,903,948 EUR 57,890,474 State Street Bank and Trust Co. 06/21/23 (1,161,020)
USD 2,355,113,427 EUR 2,180,012,949 Toronto Dominion Bank 06/21/23 (19,758,236)
USD 3,613,371,398 EUR 3,348,932,226 UBS AG 06/21/23 (34,902,457)
USD 70,514,339 GBP 58,350,000 Bank of America NA 06/21/23 (1,578,813)
USD 37,750,848 GBP 30,690,000 Barclays Bank plc 06/21/23 (167,555)
USD 46,892,833 GBP 38,740,000 BNP Paribas SA 06/21/23 (971,584)
USD 3,000,000 GBP 2,449,696 Citibank NA 06/21/23 (26,671)
USD 2,968,115 GBP 2,431,138 Deutsche Bank AG 06/21/23 (35,628)
USD 23,196,051 GBP 19,040,000 Goldman Sachs International 06/21/23 (328,433)
USD 46,317,565 GBP 37,551,237 JPMorgan Chase Bank NA 06/21/23 (78,099)
USD 47,080,484 GBP 38,680,000 Morgan Stanley & Co. International plc 06/21/23 (709,801)
USD 4,700,000 GBP 3,884,997 Royal Bank of Canada 06/21/23 (100,029)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,223,056,144 GBP 1,000,766,000 State Street Bank and Trust Co. 06/21/23 $ (13,419,871)
USD 3,800,000 GBP 3,091,298 Toronto Dominion Bank 06/21/23 (19,390)
USD 2,700,000 GBP 2,186,734 UBS AG 06/21/23 (1,775)
USD 16,206,531 IDR 250,196,427,113 HSBC Bank plc 06/21/23 (508,592)
USD 18,590,951 INR 1,540,000,000 Morgan Stanley & Co. International plc 06/21/23 (80,212)
USD 22,291,942 JPY 3,002,040,000 Bank of America NA 06/21/23 (583,759)
USD 18,832,194 JPY 2,516,000,000 BNP Paribas SA 06/21/23 (339,857)
USD 400,000 JPY 52,727,956 Deutsche Bank AG 06/21/23 (1,790)
USD 2,663,056 JPY 353,860,000 Goldman Sachs International 06/21/23 (33,376)
USD 1,963,505 JPY 262,120,000 HSBC Bank plc 06/21/23 (33,863)
USD 6,040,743 JPY 802,080,000 JPMorgan Chase Bank NA 06/21/23 (71,148)
USD 53,879,569 MXN 1,031,601,952 Bank of America NA 06/21/23 (2,487,597)
USD 6,090,000 MXN 116,707,542 BNP Paribas SA 06/21/23 (286,949)
USD 55,855,049 MXN 1,071,584,110 Citibank NA 06/21/23 (2,696,759)
USD 56,268,941 MXN 1,065,670,736 Goldman Sachs International 06/21/23 (1,959,757)
USD 4,050,000 MXN 78,582,150 HSBC Bank plc 06/21/23 (243,762)
USD 8,105,000 MXN 156,077,154 JPMorgan Chase Bank NA 06/21/23 (423,122)
USD 2,021,500 MXN 38,686,784 Morgan Stanley & Co. International plc 06/21/23 (92,362)
USD 400,000 NOK 4,260,210 Bank of America NA 06/21/23 (8,370)
USD 200,000 NZD 322,644 Bank of America NA 06/21/23 (1,743)
USD 800,000 NZD 1,281,770 UBS AG 06/21/23 (1,468)
USD 547,103 SEK 5,800,000 Deutsche Bank AG 06/21/23 (14,037)
USD 400,000 SEK 4,169,640 Goldman Sachs International 06/21/23 (3,405)
USD 52,777,042 SEK 560,866,051 JPMorgan Chase Bank NA 06/21/23 (1,485,766)
USD 2,100,000 SEK 21,725,548 Toronto Dominion Bank 06/21/23 (1,909)
USD 11,382,477 SGD 15,241,000 HSBC Bank plc 06/21/23 (99,500)
USD 4,055,000 ZAR 73,614,470 Bank of America NA 06/21/23 (50,822)
USD 16,180,000 ZAR 297,010,125 BNP Paribas SA 06/21/23 (385,637)
USD 21,075,000 ZAR 389,659,905 Citibank NA 06/21/23 (658,147)
USD 8,105,000 ZAR 149,030,688 JPMorgan Chase Bank NA 06/21/23 (207,135)
ZAR 101,760,225 USD 5,677,000 JPMorgan Chase Bank NA 06/21/23 (1,358)
USD 11,351,617 IDR 171,216,440,019 Deutsche Bank AG 06/30/23 (80,676)
USD 9,541,727 IDR 144,223,202,844 HSBC Bank plc 06/30/23 (88,200)
USD 6,463,045 IDR 96,913,356,085 JPMorgan Chase Bank NA 06/30/23 (7,957)
USD 11,349,360 IDR 171,216,440,019 Standard Chartered Bank 06/30/23 (82,933)
USD 109,976,984 MXN 2,059,703,952 JPMorgan Chase Bank NA 08/31/23 (1,011,883)
(144,354,241)
$ (79,098,186)
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap ..... 0.07%
Goldman Sachs
International 09/27/23 USD 2,489,860 $ 3,221,209 $ 4,357,255 $ (1,136,046)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EURO STOXX 50 Index Down and In Citibank NA 9,728 04/21/23 EUR 4,100.00 EUR 3,971.00 EUR 41,977 $ 20,248
EUR Currency Up and Out
Goldman Sachs
International — 06/23/23 USD 1.10 USD 1.11 EUR 58,110 305,889
EUR Currency Up and Out HSBC Bank plc — 06/27/23 USD 1.09 USD 1.10 EUR 80,648 333,966
S&P 500 Index Down and In Citibank NA 3,644 09/15/23 USD 4,100.00 USD 3,800.00 USD 14,974 154,424
814,527
Put
USD Currency One-Touch
Bank of America
NA — 04/19/23 JPY 110.00 JPY 110.00 USD 6,500 $ 2,325
EUR Currency Down and In
Bank of America
NA — 04/26/23 CAD 1.40 CAD 1.40 EUR 2,830 51,794
USD Currency Up and In
Morgan Stanley &
Co. International
plc — 05/10/23 JPY 129.00 JPY 134.00 USD 60,000 223,709
GBP Currency Down and In
JPMorgan Chase
Bank NA — 05/11/23 USD 1.00 USD 1.00 GBP 8,725 1,722
USD Currency Up and In
Bank of America
NA — 06/28/23 JPY 127.00 JPY 135.00 USD 55,959 217,225
USD Currency Down and Out
Bank of America
NA — 08/04/23 JPY 129.00 JPY 124.00 USD 58,535 1,332,260
USD Currency One-Touch Citibank NA — 09/07/23 JPY 125.00 JPY 125.00 USD 3,021 787,571
2,616,606
$ 3,431,133
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 9,999 04/06/23 USD 407.00 USD 409,349 $ 4,644,536
CBOE Volatility Index ......................... 1,750 04/19/23 USD 32.00 USD 3,273 45,500
CBOE Volatility Index ......................... 2,750 04/19/23 USD 35.00 USD 5,143 49,500
Advanced Micro Devices, Inc. ................... 405 04/21/23 USD 95.00 USD 3,969 239,963
Advanced Micro Devices, Inc. ................... 972 04/21/23 USD 85.00 USD 9,527 1,348,650
BNP Paribas SA ............................ 607 04/21/23 EUR 66.00 EUR 3,351 3,291
Charles Schwab Corp. (The) .................... 5,839 04/21/23 USD 75.00 USD 30,585 20,437
Constellation Brands, Inc. ...................... 680 04/21/23 USD 240.00 USD 15,361 85,000
Energy Select Sector SPDR Fund ................ 1,485 04/21/23 USD 88.00 USD 12,300 50,490
EOG Resources, Inc. ......................... 960 04/21/23 USD 157.50 USD 11,004 14,400
EURO STOXX 50 Index ....................... 999 04/21/23 EUR 4,400.00 EUR 43,107 282,771
Euro-Bund ................................ 200 04/21/23 EUR 139.00 EUR 200 97,605
Invesco QQQ Trust 1 ......................... 5,700 04/21/23 USD 320.00 USD 182,930 4,218,000
iShares China Large-Cap ETF ................... 3,000 04/21/23 USD 32.00 USD 8,859 54,000
Rockwell Automation, Inc. ...................... 179 04/21/23 USD 290.00 USD 5,253 171,840
SPDR S&P 500 ETF Trust ...................... 4,800 04/21/23 USD 405.00 USD 196,507 4,716,000
U.S. Treasury 10 Year Note ..................... 218 04/21/23 USD 117.00 USD 21,800 78,344
U.S. Treasury 10 Year Note ..................... 1,540 04/21/23 USD 116.00 USD 154,000 842,188
U.S. Treasury 5 Year Note ...................... 300 04/21/23 USD 111.00 USD 30,000 86,719
U.S. Treasury 5 Year Note ...................... 2,000 04/21/23 USD 112.00 USD 200,000 312,500
Xtrackers Harvest CSI 300 China A-Shares ETF ....... 15,001 04/21/23 USD 32.00 USD 44,223 82,506
Invesco QQQ Trust 1 ......................... 3,751 04/28/23 USD 310.00 USD 120,381 5,909,701
Nasdaq-100 Index ........................... 46 05/05/23 USD 13,300.00 USD 60,634 1,523,060
3-mo. SOFR Interest Futures .................... 5,001 05/12/23 USD 96.00 USD 1,250,250 6,876,375
ConocoPhillips ............................. 800 05/19/23 USD 120.00 USD 7,937 24,000
Delta Air Lines, Inc. .......................... 3,000 05/19/23 USD 35.00 USD 10,476 574,500
EURO STOXX 50 Index ....................... 600 05/19/23 EUR 4,100.00 EUR 25,890 1,446,506
EURO STOXX Banks Price Index ................. 4,000 05/19/23 EUR 102.00 EUR 20,944 813,375
General Dynamics Corp. ....................... 410 05/19/23 USD 230.00 USD 9,357 243,950
Lockheed Martin Corp. ........................ 200 05/19/23 USD 500.00 USD 9,455 86,000
Mercedes-Benz Group AG ..................... 1,977 05/19/23 EUR 76.00 EUR 13,993 144,724

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Nestle SA ................................. 2,197 05/19/23 CHF 110.00 CHF 24,488 $ 559,485
NIKE, Inc. ................................. 800 05/19/23 USD 125.00 USD 9,811 302,000
Northrop Grumman Corp. ...................... 72 05/19/23 USD 500.00 USD 3,324 24,300
United Airlines Holdings, Inc. .................... 1,500 05/19/23 USD 45.00 USD 6,638 387,750
U.S. Treasury 10 Year Note ..................... 1,082 05/26/23 USD 119.50 USD 108,200 355,031
U.S. Treasury 2 Year Note ...................... 950 05/26/23 USD 104.00 USD 190,000 578,907
CVS Health Corp. ........................... 346 06/16/23 USD 85.00 USD 2,571 12,629
EURO STOXX Banks Price Index ................. 1,615 06/16/23 EUR 110.00 EUR 8,456 118,224
Health Care Select Sector SPDR Fund ............. 2,001 06/16/23 USD 138.00 USD 25,905 134,067
Intel Corp. ................................ 722 06/16/23 USD 42.50 USD 2,359 12,996
Intel Corp. ................................ 2,000 06/16/23 USD 40.00 USD 6,534 70,000
Intuit, Inc. ................................. 432 06/16/23 USD 440.00 USD 19,260 1,445,040
Lions Gate Entertainment Corp. .................. 500 06/16/23 USD 10.00 USD 519 70,000
Lions Gate Entertainment Corp. .................. 750 06/16/23 USD 12.50 USD 779 37,500
S&P 500 Index ............................. 77 06/16/23 USD 4,200.00 USD 31,642 746,515
S&P 500 Index ............................. 77 06/16/23 USD 4,000.00 USD 31,642 1,724,415
Uber Technologies, Inc. ....................... 3,193 06/16/23 USD 40.00 USD 10,122 135,703
Waste Management, Inc. ...................... 910 06/16/23 USD 165.00 USD 14,848 468,650
Kroger Co. (The) ............................ 1,788 07/21/23 USD 50.00 USD 8,827 440,742
3-mo. SOFR Interest Futures .................... 847 09/15/23 USD 97.25 USD 211,750 598,194
43,308,579
Put
SPDR S&P 500 ETF Trust ...................... 973 04/06/23 USD 397.00 USD 39,834 30,163
3-mo. SOFR Interest Futures .................... 6,000 04/14/23 USD 95.00 USD 1,500,000 750,000
3-mo. SOFR Interest Futures .................... 11,093 04/14/23 USD 95.81 USD 2,773,250 277,325
SPDR S&P 500 ETF Trust ...................... 1,622 04/14/23 USD 405.00 USD 66,403 545,803
Ally Financial, Inc. ........................... 575 04/21/23 USD 13.00 USD 1,466 7,188
Carnival Corp. .............................. 1,750 04/21/23 USD 7.50 USD 1,776 7,875
Caterpillar, Inc. ............................. 550 04/21/23 USD 200.00 USD 12,586 22,825
DAX Index ................................ 1,250 04/21/23 EUR 14,400.00 EUR 97,680 203,344
Deutsche Bank AG .......................... 12,059 04/21/23 EUR 8.40 EUR 11,282 222,326
EURO STOXX 50 Index ....................... 708 04/21/23 EUR 3,800.00 EUR 30,551 36,472
EURO STOXX 50 Index ....................... 1,263 04/21/23 EUR 3,900.00 EUR 54,499 95,196
EURO STOXX 50 Index ....................... 2,262 04/21/23 EUR 4,100.00 EUR 97,606 424,393
FedEx Corp. ............................... 450 04/21/23 USD 175.00 USD 10,282 3,600
Ford Motor Co. ............................. 2,150 04/21/23 USD 11.00 USD 2,709 11,825
Frontier Communications Parent, Inc. .............. 1,250 04/21/23 USD 20.00 USD 2,846 21,875
Industrial Select Sector SPDR Fund ............... 2,000 04/21/23 USD 96.00 USD 20,236 254,000
Invesco QQQ Trust 1 ......................... 1,200 04/21/23 USD 270.00 USD 38,512 21,600
Invesco Senior Loan ETF ...................... 4,000 04/21/23 USD 19.00 USD 8,320 40,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 19,101 04/21/23 USD 73.00 USD 144,308 420,222
iShares iBoxx $ High Yield Corporate Bond ETF ....... 112,725 04/21/23 USD 72.00 USD 851,637 1,352,700
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 24,001 04/21/23 USD 105.00 USD 263,075 324,014
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 74,949 04/21/23 USD 104.00 USD 821,516 749,490
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 1,250 04/21/23 USD 81.00 USD 10,785 10,000
iShares Preferred & Income Securities ETF .......... 1,750 04/21/23 USD 30.00 USD 5,464 30,625
iShares Russell 2000 ETF ...................... 600 04/21/23 USD 165.00 USD 10,704 38,100
iShares Russell 2000 ETF ...................... 10,560 04/21/23 USD 155.00 USD 188,390 195,360
Owl Rock Capital Corp. ....................... 2,000 04/21/23 USD 10.00 USD 2,522 15,000
Prologis, Inc. ............................... 700 04/21/23 USD 105.00 USD 8,734 14,000
PulteGroup, Inc. ............................ 2,200 04/21/23 USD 50.00 USD 12,822 33,000
Sabre Corp. ............................... 2,250 04/21/23 USD 4.00 USD 965 33,750
SPDR EURO STOXX 50 ETF ................... 1,150 04/21/23 USD 40.00 USD 5,164 10,925
SPDR S&P 500 ETF Trust ...................... 1,000 04/21/23 USD 370.00 USD 40,939 44,000
SPDR S&P 500 ETF Trust ...................... 8,710 04/21/23 USD 363.00 USD 356,579 274,365
SPDR S&P Regional Banking ETF ................ 8,018 04/21/23 USD 45.00 USD 35,167 2,080,671
U.S. Treasury 10 Year Note ..................... 376 04/21/23 USD 114.00 USD 37,600 193,875
Nasdaq-100 Index ........................... 100 04/28/23 USD 12,300.00 USD 131,814 761,994
Boston Properties, Inc. ........................ 1,000 05/19/23 USD 35.00 USD 5,412 37,500
Caterpillar, Inc. ............................. 750 05/19/23 USD 175.00 USD 17,163 44,250
EURO STOXX 50 Index ....................... 380 05/19/23 EUR 3,800.00 EUR 16,397 81,804
Frontier Communications Parent, Inc. .............. 25 05/19/23 USD 20.00 USD 57 2,063

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares iBoxx $ High Yield Corporate Bond ETF ....... 15,001 05/19/23 USD 72.00 USD 113,333 $ 637,543
iShares Preferred & Income Securities ETF .......... 2,250 05/19/23 USD 26.00 USD 7,025 28,125
iShares Russell 2000 ETF ...................... 7,001 05/19/23 USD 168.00 USD 124,898 1,641,735
U.S. Treasury 10 Year Note ..................... 1,169 05/26/23 USD 110.00 USD 116,900 182,656
U.S. Treasury 5 Year Note ...................... 250 05/26/23 USD 106.50 USD 25,000 33,203
3-mo. SOFR Interest Futures .................... 412 06/16/23 USD 96.38 USD 103,000 365,650
3-mo. SOFR Interest Futures .................... 2,931 06/16/23 USD 95.00 USD 732,750 146,550
Ally Financial, Inc. ........................... 725 06/16/23 USD 15.00 USD 1,848 32,625
Ally Financial, Inc. ........................... 2,736 06/16/23 USD 20.00 USD 6,974 259,920
American Airlines Group, Inc. .................... 1,000 06/16/23 USD 11.00 USD 1,475 21,500
FedEx Corp. ............................... 150 06/16/23 USD 165.00 USD 3,427 9,600
Ford Motor Co. ............................. 1,750 06/16/23 USD 10.00 USD 2,205 34,125
Gerresheimer AG ........................... 1,949 06/16/23 EUR 80.00 EUR 17,765 840,192
Invesco Senior Loan ETF ...................... 4,150 06/16/23 USD 19.00 USD 8,632 72,625
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,150 06/16/23 USD 70.00 USD 8,688 46,575
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,850 06/16/23 USD 66.00 USD 13,977 26,825
iShares iBoxx $ High Yield Corporate Bond ETF ....... 4,250 06/16/23 USD 67.00 USD 32,109 76,500
S&P 500 Index ............................. 143 06/16/23 USD 3,850.00 USD 58,763 782,210
S&P 500 Index ............................. 143 06/16/23 USD 3,550.00 USD 58,763 303,160
Sabre Corp. ............................... 850 06/16/23 USD 3.00 USD 365 11,900
Uniti Group, Inc. ............................ 232 06/16/23 USD 4.00 USD 82 20,300
Pitney Bowes, Inc. ........................... 1,000 07/21/23 USD 3.00 USD 389 15,000
Frontier Communications Parent, Inc. .............. 584 08/18/23 USD 20.00 USD 1,330 61,320
Air Transport Services Group, Inc. ................ 200 09/15/23 USD 15.00 USD 417 7,000
Ally Financial, Inc. ........................... 1,517 09/15/23 USD 20.00 USD 3,867 265,475
3-mo. SOFR Interest Futures .................... 3,999 03/15/24 USD 95.75 USD 999,750 4,698,825
20,344,657
$ 63,653,236
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 04/05/23 ZAR 18.25 USD 12,165 $ 11,313
USD Currency ........... Morgan Stanley & Co. International plc — 04/05/23 ZAR 18.50 USD 16,185 4,936
USD Currency ........... Bank of America NA — 04/06/23 MXN 18.75 USD 16,225 4,258
USD Currency ........... Barclays Bank plc — 04/11/23 CLP 820.00 USD 30,862 109,459
USD Currency ........... Barclays Bank plc — 04/13/23 CNH 6.95 USD 30,666 45,419
EUR Currency ........... Bank of America NA — 04/21/23 USD 1.13 EUR 355,050 74,859
USD Currency ........... Citibank NA — 04/28/23 NOK 11.00 USD 30,086 78,292
EUR Currency ........... Deutsche Bank AG — 05/05/23 USD 1.11 EUR 223,860 596,651
EUR Currency ........... JPMorgan Chase Bank NA — 05/17/23 CNH 7.70 EUR 50,020 96,023
USD Currency ........... Bank of America NA — 05/18/23 ZAR 19.10 USD 56,755 283,834
ING Groep NV .......... Goldman Sachs International 129,826 05/19/23 EUR 11.50 EUR 1,419 349,264
TOPIX Bank Index ........ BNP Paribas SA 10,725,000 07/14/23 JPY 218.87 JPY 2,016,300 248,814
TOPIX Bank Index ........ Goldman Sachs International 17,867,850 07/14/23 JPY 226.71 JPY 3,359,156 286,234
TOPIX Bank Index ........ JPMorgan Chase Bank NA 7,157,150 07/14/23 JPY 227.60 JPY 1,345,544 109,962
2,299,318
Put
EUR Currency ........... JPMorgan Chase Bank NA — 04/04/23 NOK 10.45 EUR 141,785 –
USD Currency ........... Deutsche Bank AG — 04/05/23 ZAR 18.00 USD 60,675 823,830
USD Currency ........... JPMorgan Chase Bank NA — 04/05/23 ZAR 17.55 USD 81,105 133,230
USD Currency ........... BNP Paribas SA — 04/06/23 MXN 18.50 USD 16,225 420,822
USD Currency ........... Bank of America NA — 04/07/23 JPY 118.00 USD 29,265 11
USD Currency ........... Bank of America NA — 04/07/23 JPY 128.00 USD 58,535 15,656
GBP Currency ........... Morgan Stanley & Co. International plc — 04/13/23 USD 1.19 GBP 38,170 12,390
USD Currency ........... Deutsche Bank AG — 04/20/23 NOK 10.40 USD 30,348 319,369
Financial Select Sector SPDR
Fund ............... Citibank NA 51,845 04/21/23 USD 29.00 USD 1,667 135,315

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ........... Morgan Stanley & Co. International plc — 04/28/23 NOK 11.30 EUR 27,574 $ 258,402
USD Currency ........... Deutsche Bank AG — 05/04/23 MXN 18.00 USD 79,661 792,279
USD Currency ........... Goldman Sachs International — 05/11/23 JPY 127.00 USD 40,480 221,271
GBP Currency ........... JPMorgan Chase Bank NA — 05/12/23 USD 1.19 GBP 37,277 101,822
USD Currency ........... BNP Paribas SA — 05/12/23 JPY 128.00 USD 100,003 705,242
USD Currency ........... Deutsche Bank AG — 05/12/23 BRL 5.10 USD 30,666 663,220
CNY Currency ........... JPMorgan Chase Bank NA — 05/17/23 JPY 18.20 CNY 293,135 141,008
USD Currency ........... Deutsche Bank AG — 05/18/23 BRL 5.20 USD 32,425 1,114,543
USD Currency ........... Bank of America NA — 05/25/23 MXN 18.25 USD 297,547 5,820,986
USD Currency ........... Bank of America NA — 05/29/23 JPY 130.00 USD 201,278 2,844,694
USD Currency ........... Bank of America NA — 06/06/23 JPY 123.25 USD 391,810 1,717,956
EUR Currency ........... UBS AG — 06/08/23 SEK 10.70 EUR 121,325 144,294
USD Currency ........... Bank of America NA — 06/16/23 JPY 126.70 USD 257,140 2,602,145
USD Currency ........... HSBC Bank plc — 06/16/23 MXN 18.25 USD 64,860 1,354,288
USD Currency ........... Goldman Sachs International — 06/21/23 MXN 18.50 USD 167,454 4,971,791
GBP Currency ........... BNP Paribas SA — 06/23/23 USD 1.21 GBP 72,990 873,833
EUR Currency ........... Goldman Sachs International — 06/29/23 USD 1.08 EUR 64,733 722,698
26,911,095
$ 29,210,413
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.342 ............ Citibank NA 8,596,786 04/21/23 USD 31,697,554 $ 196,412
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.330 ............ Citibank NA 8,596,786 05/19/23 USD 31,697,554 493,625
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 4.987 ............ Citibank NA 7,991,552 05/19/23 USD 30,751,652 110,690
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 5.087 ............ Citibank NA 7,991,552 05/19/23 USD 30,751,652 72,925
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 4.921 ............ Citibank NA 7,991,552 06/16/23 USD 30,751,652 210,846
Dual Binary Option payout at expiry if S&P 500 <=
3,848.02 and 2 year swap <= 5.021 ............ Citibank NA 7,991,552 06/16/23 USD 30,751,652 163,829
Dual Binary Option payout at expiry if USDJPY <
128.506 and JPY TONAR 10 year > 0.888 ........ Citibank NA 3,197,000 06/30/23 USD 410,846 319,700
$ 1,568,027
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 5.00 % Quarterly Bank of America NA 04/19/23 EUR 425.00 EUR 55,768 $ 635,411
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
ITRAXX EUROPE
MAIN Index Series
38.V1 Quarterly Barclays Bank plc 04/19/23 EUR 82.50 EUR 428,708 664,412

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
ITRAXX EUROPE
MAIN Index Series
38.V1 Quarterly Barclays Bank plc 04/19/23 EUR 82.50 EUR 354,792 $ 549,857
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly BNP Paribas SA 04/19/23 USD 94.00 USD 22,500 6,994
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Deutsche Bank AG 06/21/23 USD 94.00 USD 17,500 83,295
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 37.V2 Quarterly
Morgan Stanley & Co.
International plc 04/19/23 USD 94.00 USD 22,500 1,615
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly Barclays Bank plc 05/17/23 USD 95.00 USD 22,500 73,785
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 04/19/23 USD 97.00 USD 22,500 26,178
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 04/19/23 USD 99.00 USD 25,000 79,343
1,485,479
$ 2,120,890
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.07% Semi-Annual
Morgan Stanley & Co.
International plc 06/09/23 3.07 % USD 30,000 $ 422,770
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual
Goldman Sachs
International 08/07/23 2.85 USD 200,905 2,693,950
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.18% Semi-Annual Bank of America NA 08/17/23 3.18 USD 14,348 1,035,289
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.10% Annual
Goldman Sachs
International 08/22/23 3.10 USD 591,763 6,234,128
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.19% Semi-Annual
Morgan Stanley & Co.
International plc 09/01/23 3.19 USD 56,705 4,300,140
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.25% Annual
Goldman Sachs
International 09/05/23 3.25 USD 1,173,606 14,703,916
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.81% Semi-Annual
Morgan Stanley & Co.
International plc 09/21/23 2.81 USD 148,860 2,336,042
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.80% Semi-Annual
Morgan Stanley & Co.
International plc 09/22/23 2.80 USD 63,493 982,567
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 245,780 6,446,268
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 245,780 5,198,341
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 USD 100,384 1,916,965
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 74,808 3,694,450
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.72% Semi-Annual Barclays Bank plc 03/07/24 2.72 USD 10,422 231,399
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 42,755 1,502,836
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.38% Semi-Annual
Goldman Sachs
International 09/30/24 3.38 USD 65,660 2,429,379

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.09% Semi-Annual
Goldman Sachs
International 12/23/24 3.09 % USD 50,310 $ 2,384,398
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.20% Annual
Morgan Stanley & Co.
International plc 02/17/25 2.20 EUR 191,690 1,361,328
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.00% Semi-Annual
JPMorgan Chase
Bank NA 12/08/25 2.00 USD 65,210 1,223,538
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.25% Semi-Annual Bank of America NA 01/06/26 2.25 USD 65,210 1,618,699
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.13% Semi-Annual Bank of America NA 01/20/26 2.13 USD 72,345 1,586,679
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.15% Semi-Annual Deutsche Bank AG 02/17/26 2.15 USD 71,570 1,631,098
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.30% Semi-Annual
JPMorgan Chase
Bank NA 03/09/26 2.30 USD 67,915 1,814,676
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.09% Semi-Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 65,090 3,557,036
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.08% Semi-Annual Bank of America NA 03/30/26 3.08 USD 222,055 12,037,465
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.10% Semi-Annual Citibank NA 03/30/26 3.10 USD 72,868 4,013,360
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.92% Semi-Annual Barclays Bank plc 05/02/28 2.92 USD 68,266 3,506,493
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.79% Semi-Annual Citibank NA 06/27/28 2.79 USD 70,870 3,322,244
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.78% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 2.78 USD 6,210 290,422
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.73% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.73 USD 14,735 771,403
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.62% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.62 USD 13,826 697,194
93,944,473
Put
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1-day SONIA At Termination
Goldman Sachs
International 04/03/23 2.47 GBP 987,522 24,261,706
10-Year Interest Rate Swap
(a)
3.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/03/23 3.80 USD 199,664 —
10-Year Interest Rate Swap
(a)
3.13% Annual 6-mo. EURIBOR Semi-Annual
Goldman Sachs
International 04/14/23 3.13 EUR 54,900 147,925
1-Year Interest Rate Swap
(a)
. 1.00% Annual 6-mo. EURIBOR Semi-Annual
Goldman Sachs
International 05/02/23 1.00 EUR 1,452,362 39,866,654
10-Year Interest Rate Swap
(a)
3.07% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/09/23 3.07 USD 30,000 678,551
1-Year Interest Rate Swap
(a)
. 4.50% At Termination 1-day SOFR At Termination UBS AG 07/20/23 4.50 USD 104,115 324,937
30-Year Interest Rate Swap
(a)
3.18% Semi-Annual 1-day SOFR Annual Bank of America NA 08/17/23 3.18 USD 14,348 329,284
30-Year Interest Rate Swap
(a)
3.19% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 09/01/23 3.19 USD 56,705 1,369,241
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 4.55 USD 245,780 586,675
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 245,780 799,273
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 100,384 173,058
10-Year Interest Rate Swap
(a)
2.72% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/07/24 2.72 USD 10,422 504,829
10-Year Interest Rate Swap
(a)
3.00% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 42,755 1,502,838
5-Year Interest Rate Swap
(a)
. 3.38% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/30/24 3.38 USD 65,660 1,105,749
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 12/23/24 3.09 USD 50,310 2,020,284
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 65,090 3,221,559
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 1-day SOFR Annual Bank of America NA 03/30/26 3.08 USD 222,055 11,079,114
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1-day SOFR Annual Citibank NA 03/30/26 3.10 USD 72,868 3,586,520
5-Year Interest Rate Swap
(a)
. 3.90% Semi-Annual 1-day SOFR Annual Bank of America NA 10/25/27 3.90 USD 42,945 898,006
5-Year Interest Rate Swap
(a)
. 4.10% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 10/25/27 4.10 USD 42,945 808,107
10-Year Interest Rate Swap
(a)
2.92% Semi-Annual 1-day SOFR Annual Barclays Bank plc 05/02/28 2.92 USD 68,266 4,395,555
10-Year Interest Rate Swap
(a)
2.78% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/11/29 2.78 USD 6,210 440,358

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
2.73% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/27/38 2.73 % USD 14,735 $ 782,746
10-Year Interest Rate Swap
(a)
2.62% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 02/22/39 2.62 USD 13,826 739,393
99,622,362
$ 193,566,835
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 0.57 % Goldman Sachs International 09/27/23 USD 2,489,860 $ (942,228) $ (1,278,882) $ 336,654
5Y-30Y CMS Index Cap .... (0.68) Goldman Sachs International 09/27/23 USD 2,489,860 (2,147,913) (2,489,860) 341,947
$ (3,090,141) $ (3,768,742) $ 678,601
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 9,999 04/06/23 USD 414.00 USD 409,349 $ (1,124,888)
CBOE Volatility Index .......................... 1,750 04/19/23 USD 45.00 USD 3,273 (14,875)
CBOE Volatility Index .......................... 2,750 04/19/23 USD 50.00 USD 5,143 (17,875)
Advanced Micro Devices, Inc. .................... 1,377 04/21/23 USD 110.00 USD 13,496 (83,997)
Charles Schwab Corp. (The) ..................... 5,839 04/21/23 USD 80.00 USD 30,585 (11,678)
Constellation Brands, Inc. ....................... 250 04/21/23 USD 260.00 USD 5,647 (13,750)
EOG Resources, Inc. .......................... 960 04/21/23 USD 177.50 USD 11,004 (9,600)
Invesco QQQ Trust 1 .......................... 5,700 04/21/23 USD 335.00 USD 182,930 (832,200)
iShares China Large-Cap ETF .................... 3,000 04/21/23 USD 36.00 USD 8,859 (21,000)
SPDR S&P 500 ETF Trust ....................... 4,800 04/21/23 USD 415.00 USD 196,507 (1,939,200)
U.S. Treasury 10 Year Note ...................... 218 04/21/23 USD 117.50 USD 21,800 (61,313)
U.S. Treasury 10 Year Note ...................... 2,328 04/21/23 USD 118.00 USD 232,800 (509,250)
U.S. Treasury 2 Year Note ....................... 950 04/21/23 USD 104.50 USD 190,000 (103,907)
U.S. Treasury 5 Year Note ....................... 420 04/21/23 USD 109.00 USD 42,000 (403,594)
Xtrackers Harvest CSI 300 China A-Shares ETF ........ 15,001 04/21/23 USD 35.00 USD 44,223 (45,003)
Nasdaq-100 Index ............................ 46 04/24/23 USD 13,200.00 USD 60,634 (1,282,020)
3-mo. SOFR Interest Futures ..................... 5,001 05/12/23 USD 96.50 USD 1,250,250 (3,406,931)
ConocoPhillips .............................. 800 05/19/23 USD 140.00 USD 7,937 (3,200)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 15,001 05/19/23 USD 76.00 USD 113,333 (982,566)
Mercedes-Benz Group AG ...................... 1,977 05/19/23 EUR 82.00 EUR 13,993 (17,152)
Nestle SA .................................. 2,197 05/19/23 CHF 116.00 CHF 24,488 (90,046)
CVS Health Corp. ............................ 346 06/16/23 USD 95.00 USD 2,571 (2,941)
EURO STOXX Banks Price Index .................. 1,615 06/16/23 EUR 120.00 EUR 8,456 (24,083)
Intuit, Inc. .................................. 432 06/16/23 USD 470.00 USD 19,260 (812,160)
S&P 500 Index .............................. 154 06/16/23 USD 4,100.00 USD 63,283 (2,384,690)
3-mo. SOFR Interest Futures ..................... 847 09/15/23 USD 97.75 USD 211,750 (344,094)
SPDR S&P 500 ETF Trust ....................... 600 12/15/23 USD 445.00 USD 24,563 (769,200)
SPDR S&P 500 ETF Trust ....................... 799 12/15/23 USD 420.00 USD 32,710 (2,040,646)
(17,351,859)
Put
SPDR S&P 500 ETF Trust ....................... 1,217 04/06/23 USD 389.00 USD 49,823 (11,562)
3-mo. SOFR Interest Futures ..................... 8,997 04/14/23 USD 94.50 USD 2,249,250 (56,231)
3-mo. SOFR Interest Futures ..................... 14,790 04/14/23 USD 95.13 USD 3,697,500 (92,438)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ....................... 1,623 04/14/23 USD 395.00 USD 66,444 $ (221,540)
BNP Paribas SA ............................. 607 04/21/23 EUR 60.00 EUR 3,351 (322,234)
Caterpillar, Inc. .............................. 550 04/21/23 USD 175.00 USD 12,586 (19,800)
Constellation Brands, Inc. ....................... 680 04/21/23 USD 200.00 USD 15,361 (52,700)
DAX Index ................................. 1,250 04/21/23 EUR 13,300.00 EUR 97,680 (52,530)
Deutsche Bank AG ........................... 12,059 04/21/23 EUR 6.50 EUR 11,282 (52,312)
EOG Resources, Inc. .......................... 648 04/21/23 USD 112.50 USD 7,428 (174,960)
EURO STOXX 50 Index ........................ 2,976 04/21/23 EUR 4,000.00 EUR 128,416 (340,498)
FedEx Corp. ................................ 450 04/21/23 USD 150.00 USD 10,282 (4,500)
Invesco QQQ Trust 1 .......................... 10,501 04/21/23 USD 280.00 USD 337,009 (336,032)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 18,001 04/21/23 USD 69.00 USD 135,998 (126,007)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 24,001 04/21/23 USD 101.00 USD 263,075 (120,005)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 74,949 04/21/23 USD 100.00 USD 821,516 (299,796)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 1,250 04/21/23 USD 76.00 USD 10,785 (41,250)
iShares Russell 2000 ETF ....................... 600 04/21/23 USD 145.00 USD 10,704 (4,500)
Prologis, Inc. ................................ 700 04/21/23 USD 90.00 USD 8,734 (14,000)
PulteGroup, Inc. ............................. 2,200 04/21/23 USD 40.00 USD 12,822 (11,000)
SPDR EURO STOXX 50 ETF .................... 1,150 04/21/23 USD 35.00 USD 5,164 (13,800)
SPDR S&P 500 ETF Trust ....................... 2,400 04/21/23 USD 365.00 USD 98,254 (82,800)
SPDR S&P 500 ETF Trust ....................... 3,200 04/21/23 USD 372.00 USD 131,005 (155,200)
SPDR S&P 500 ETF Trust ....................... 8,710 04/21/23 USD 345.00 USD 356,579 (135,005)
SPDR S&P Regional Banking ETF ................. 8,018 04/21/23 USD 40.00 USD 35,167 (593,332)
U.S. Treasury 2 Year Note ....................... 950 04/21/23 USD 102.50 USD 190,000 (148,438)
U.S. Treasury 5 Year Note ....................... 420 04/21/23 USD 108.00 USD 42,000 (62,344)
Nasdaq-100 Index ............................ 100 04/24/23 USD 12,300.00 USD 131,814 (535,495)
Invesco QQQ Trust 1 .......................... 1,875 04/28/23 USD 280.00 USD 60,174 (106,875)
3-mo. SOFR Interest Futures ..................... 2,500 05/12/23 USD 95.25 USD 625,000 (62,500)
Caterpillar, Inc. .............................. 750 05/19/23 USD 140.00 USD 17,163 (22,500)
ConocoPhillips .............................. 800 05/19/23 USD 90.00 USD 7,937 (151,200)
Delta Air Lines, Inc. ........................... 3,000 05/19/23 USD 27.00 USD 10,476 (54,000)
EURO STOXX Banks Price Index .................. 4,000 05/19/23 EUR 90.00 EUR 20,944 (319,928)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 15,001 05/19/23 USD 68.00 USD 113,333 (165,011)
iShares Russell 2000 ETF ....................... 3,499 05/19/23 USD 152.00 USD 62,422 (220,437)
iShares Russell 2000 ETF ....................... 7,001 05/19/23 USD 160.00 USD 124,898 (850,622)
Lockheed Martin Corp. ......................... 200 05/19/23 USD 420.00 USD 9,455 (42,000)
NIKE, Inc. .................................. 800 05/19/23 USD 105.00 USD 9,811 (49,600)
Northrop Grumman Corp. ....................... 72 05/19/23 USD 400.00 USD 3,324 (19,440)
United Airlines Holdings, Inc. ..................... 1,500 05/19/23 USD 38.00 USD 6,638 (125,250)
U.S. Treasury 10 Year Note ...................... 660 05/26/23 USD 114.50 USD 66,000 (835,313)
U.S. Treasury 10 Year Note ...................... 1,169 05/26/23 USD 112.00 USD 116,900 (493,172)
3-mo. SOFR Interest Futures ..................... 412 06/16/23 USD 95.88 USD 103,000 (151,925)
3-mo. SOFR Interest Futures ..................... 2,931 06/16/23 USD 94.50 USD 732,750 (36,638)
FedEx Corp. ................................ 150 06/16/23 USD 140.00 USD 3,427 (2,100)
Health Care Select Sector SPDR Fund .............. 2,001 06/16/23 USD 120.00 USD 25,905 (204,102)
S&P 500 Index .............................. 286 06/16/23 USD 3,700.00 USD 117,526 (970,970)
Uber Technologies, Inc. ........................ 3,193 06/16/23 USD 30.00 USD 10,122 (577,933)
Waste Management, Inc. ....................... 910 06/16/23 USD 150.00 USD 14,848 (152,425)
Kroger Co. (The) ............................. 1,788 07/21/23 USD 40.00 USD 8,827 (59,898)
3-mo. SOFR Interest Futures ..................... 5,999 03/15/24 USD 94.75 USD 1,499,750 (2,249,625)
(12,003,773)
$ (29,355,632)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. Bank of America NA — 04/05/23 MXN 20.00 EUR 20,280 $ (10,525)
USD Currency .............. Deutsche Bank AG — 04/05/23 ZAR 18.50 USD 16,185 (5,311)
USD Currency .............. JPMorgan Chase Bank NA — 04/05/23 ZAR 18.25 USD 12,165 (12,731)
GBP Currency .............. BNP Paribas SA — 04/06/23 USD 1.23 GBP 16,220 (122,402)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Bank of America NA — 04/06/23 MXN 18.25 USD 20,275 $ (45,694)
USD Currency .............. Citibank NA — 04/06/23 MXN 18.75 USD 16,225 (4,258)
USD Currency .............. Barclays Bank plc — 04/11/23 CLP 880.00 USD 38,576 (6,319)
USD Currency .............. Barclays Bank plc — 04/13/23 CNH 7.10 USD 30,666 (4,294)
USD Currency .............. Deutsche Bank AG — 04/13/23 BRL 5.10 USD 16,220 (179,907)
EUR Currency .............. Morgan Stanley & Co. International plc — 04/28/23 NOK 11.50 EUR 27,574 (182,747)
USD Currency .............. Bank of America NA — 05/18/23 ZAR 20.00 USD 81,070 (145,001)
ING Groep NV ............. Goldman Sachs International 119,440 05/19/23 EUR 12.50 EUR 1,305 (81,829)
(801,018)
Put
EUR Currency .............. Citibank NA — 04/04/23 NOK 10.45 EUR 141,785 –
EUR Currency .............. Barclays Bank plc — 04/05/23 MXN 20.00 EUR 32,445 (771,400)
USD Currency .............. Bank of America NA — 04/05/23 ZAR 18.25 USD 20,270 (515,058)
USD Currency .............. Deutsche Bank AG — 04/05/23 ZAR 17.55 USD 121,380 (199,389)
USD Currency .............. JPMorgan Chase Bank NA — 04/05/23 NOK 10.40 USD 20,280 (81,018)
USD Currency .............. JPMorgan Chase Bank NA — 04/05/23 ZAR 18.00 USD 60,675 (823,830)
GBP Currency .............. BNP Paribas SA — 04/06/23 USD 1.24 GBP 32,440 (231,233)
USD Currency .............. BNP Paribas SA — 04/06/23 MXN 18.10 USD 101,545 (762,264)
USD Currency .............. Morgan Stanley & Co. International plc — 04/06/23 MXN 18.50 USD 16,225 (420,822)
USD Currency .............. Barclays Bank plc — 04/11/23 CLP 750.00 USD 30,862 (6,474)
GBP Currency .............. Morgan Stanley & Co. International plc — 04/13/23 USD 1.17 GBP 38,170 (2,375)
CHF Currency .............. JPMorgan Chase Bank NA — 04/14/23 JPY 145.00 CHF 32,440 (310,592)
USD Currency .............. Deutsche Bank AG — 04/20/23 NOK 10.00 USD 45,522 (58,047)
USD Currency .............. Goldman Sachs International — 05/11/23 JPY 123.00 USD 40,480 (85,354)
GBP Currency .............. JPMorgan Chase Bank NA — 05/12/23 USD 1.14 GBP 12,966 (4,686)
GBP Currency .............. JPMorgan Chase Bank NA — 05/12/23 USD 1.16 GBP 24,311 (19,665)
USD Currency .............. BNP Paribas SA — 05/12/23 JPY 125.00 USD 150,001 (524,293)
USD Currency .............. Deutsche Bank AG — 05/12/23 BRL 4.90 USD 45,998 (306,813)
USD Currency .............. Deutsche Bank AG — 05/18/23 BRL 5.00 USD 81,070 (1,119,838)
ING Groep NV ............. Goldman Sachs International 165,889 05/19/23 EUR 9.00 EUR 1,813 (282,888)
USD Currency .............. Bank of America NA — 05/25/23 MXN 17.75 USD 396,729 (2,766,038)
USD Currency .............. Bank of America NA — 05/29/23 JPY 124.00 USD 301,916 (1,248,652)
USD Currency .............. Bank of America NA — 06/06/23 JPY 121.31 USD 391,810 (1,173,516)
USD Currency .............. Bank of America NA — 06/16/23 JPY 124.70 USD 257,140 (1,815,981)
USD Currency .............. HSBC Bank plc — 06/16/23 MXN 17.50 USD 121,610 (609,607)
USD Currency .............. Goldman Sachs International — 06/21/23 MXN 17.70 USD 167,454 (1,396,478)
USD Currency .............. Goldman Sachs International — 06/21/23 MXN 18.10 USD 167,454 (2,866,098)
GBP Currency .............. BNP Paribas SA — 06/23/23 USD 1.18 GBP 121,650 (602,296)
EUR Currency .............. Goldman Sachs International — 06/29/23 USD 1.02 EUR 64,733 (118,671)
TOPIX Bank Index ........... BNP Paribas SA 10,725,000 07/14/23 JPY 175.10 JPY 2,016,300 (548,427)
TOPIX Bank Index ........... Goldman Sachs International 17,867,850 07/14/23 JPY 181.37 JPY 3,359,156 (1,234,145)
TOPIX Bank Index ........... JPMorgan Chase Bank NA 7,157,150 07/14/23 JPY 182.08 JPY 1,345,544 (510,627)
(21,416,575)
$ (22,217,593)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 Quarterly Bank of America NA 04/19/23 BB- EUR 400.00 EUR 111,536 $ (608,426)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 39.V1 5.00 % Quarterly BNP Paribas SA 04/19/23 B+ USD 88.00 USD 22,500 (1,733)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 37.V2 5.00 % Quarterly
Morgan Stanley & Co.
International plc 04/19/23 B+ USD 88.00 USD 22,500 $ (804)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 Quarterly Barclays Bank plc 05/17/23 B+ USD 89.00 USD 22,500 (21,368)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 39.V1 5.00 Quarterly Barclays Bank plc 04/19/23 B+ USD 94.00 USD 25,000 (7,771)
Sold Protection on
5-Year Credit Default
Swap .........
ITRAXX EUROPE
MAIN Index Series
38.V1 1.00 Quarterly Bank of America NA 04/19/23 NR EUR 95.00 EUR 783,500 (409,193)
(440,869)
$ (1,049,295)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 2.80% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 05/30/23 2.80 % USD 394,655 $ (1,370,435)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 05/30/23 3.30 USD 974,174 (1,866,408)
10-Year Interest Rate Swap
(a)
2.72% Semi-Annual 1-day SOFR Annual
Nomura International
plc 05/31/23 2.72 USD 24,820 (118,250)
5-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 06/14/23 2.50 USD 460,779 (1,053,438)
2-Year Interest Rate Swap
(a)
. 3.69% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/20/23 3.69 USD 24,370 (118,105)
10-Year Interest Rate Swap
(a)
1.41% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 08/14/23 1.41 USD 85,550 (54,905)
10-Year Interest Rate Swap
(a)
1.48% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/14/23 1.48 USD 80,620 (60,279)
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1-day SOFR Annual Bank of America NA 08/15/23 3.10 USD 142,325 (3,191,412)
2Yx2Y Interest Rate Swap
(a)
. 2.70% Annual 1-day SOFR Annual
Goldman Sachs
International 08/22/23 2.70 USD 591,763 (3,931,617)
10-Year Interest Rate Swap
(a)
3.57% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 09/01/23 3.57 USD 127,905 (6,163,297)
2Yx2Y Interest Rate Swap
(a)
. 2.95% Annual 1-day SOFR Annual
Goldman Sachs
International 09/05/23 2.95 USD 1,173,606 (10,798,826)
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1-day SOFR Annual BNP Paribas SA 09/14/23 3.09 USD 97,795 (2,428,020)
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 3.09 USD 983,120 (5,644,543)
2-Year Interest Rate Swap
(a)
. 2.95% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 2.95 USD 983,120 (5,035,506)
2-Year Interest Rate Swap
(a)
. 3.26% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 3.26 USD 401,536 (2,927,316)
2-Year Interest Rate Swap
(a)
. 3.75% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 3.75 USD 218,765 (2,536,243)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 11/14/23 2.75 USD 748,082 (3,340,588)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 127,090 (1,378,613)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 12/14/23 3.02 USD 86,372 (2,478,990)
2-Year Interest Rate Swap
(a)
. 3.11% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/12/24 3.11 USD 99,700 (806,429)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 01/17/24 2.75 % USD 830,370 $ (4,820,552)
2-Year Interest Rate Swap
(a)
. 3.45% Semi-Annual 1-day SOFR Annual UBS AG 02/07/24 3.45 USD 102,295 (1,185,809)
10-Year Interest Rate Swap
(a)
3.35% Semi-Annual 1-day SOFR Annual Barclays Bank plc 02/20/24 3.35 USD 17,465 (838,175)
2-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/21/24 2.50 USD 30,320 (168,148)
2-Year Interest Rate Swap
(a)
. 3.18% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/17/24 3.18 USD 82,805 (1,016,102)
2-Year Interest Rate Swap
(a)
. 3.50% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3.50 USD 51,430 (914,465)
10-Year Interest Rate Swap
(a)
3.58% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 10/28/24 3.58 USD 53,440 (3,797,886)
2-Year Interest Rate Swap
(a)
. 3.63% Semi-Annual 1-day SOFR Annual Bank of America NA 10/28/24 3.63 USD 133,735 (2,582,329)
10-Year Interest Rate Swap
(a)
2.88% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/09/24 2.88 USD 57,000 (2,183,218)
10-Year Interest Rate Swap
(a)
3.34% Semi-Annual 1-day SOFR Annual BNP Paribas SA 02/24/25 3.34 USD 20,243 (1,236,224)
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1-day SOFR Annual Bank of America NA 03/10/25 3.25 USD 20,221 (1,150,292)
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 82,275 (4,008,245)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 193,075 (9,965,241)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 168,630 (9,378,310)
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.14 USD 224,840 (12,703,050)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1-day SOFR Annual Bank of America NA 03/23/26 3.13 USD 76,013 (4,290,379)
5-Year Interest Rate Swap
(a)
. 2.15% Semi-Annual 1-day SOFR Annual Bank of America NA 08/23/27 2.15 USD 21,473 (391,170)
(115,932,815)
Put
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 1,975,043 (31,004,763)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 250,247 (186,837)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.53% Annual
Goldman Sachs
International 04/14/23 3.53 EUR 54,900 (3,561)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 USD 124,743 (296,560)
1-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 1.75% Annual
Goldman Sachs
International 05/02/23 1.75 EUR 2,904,724 (56,836,979)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Deutsche Bank AG 05/08/23 4.00 USD 81,020 (68,684)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.72% Semi-Annual
Nomura International
plc 05/31/23 2.72 USD 24,820 (1,083,026)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 06/08/23 4.00 USD 393,018 (755,195)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual
Goldman Sachs
International 06/14/23 3.90 USD 460,779 (1,291,784)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.70% Annual Citibank NA 06/14/23 4.70 GBP 40,376 (123,029)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.69% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/23 3.69 USD 24,370 (203,547)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.85% Semi-Annual
JPMorgan Chase
Bank NA 07/03/23 3.85 USD 199,664 (685,994)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.20% Annual Barclays Bank plc 07/17/23 4.20 GBP 20,890 (164,230)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.00% At Termination UBS AG 07/20/23 5.00 USD 104,115 (127,814)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Semi-Annual
Goldman Sachs
International 08/07/23 3.75 USD 251,131 (1,619,256)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 1.41% Semi-Annual
Morgan Stanley & Co.
International plc 08/14/23 1.41 USD 85,550 (12,367,820)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 1.48% Semi-Annual Barclays Bank plc 08/14/23 1.48 USD 80,620 (11,176,440)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.70% Semi-Annual Bank of America NA 08/15/23 3.70 USD 142,325 (1,086,169)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.75% Annual
Goldman Sachs
International 08/22/23 3.75 USD 295,881 (716,683)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.75% Annual Citibank NA 08/25/23 4.75 GBP 65,568 (277,959)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.86% Semi-Annual Deutsche Bank AG 08/31/23 2.86 USD 24,523 (926,724)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.57% Semi-Annual
Morgan Stanley & Co.
International plc 09/01/23 3.57 % USD 127,905 $ (1,396,190)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 09/05/23 3.85 USD 586,803 (1,337,495)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.09% Semi-Annual BNP Paribas SA 09/14/23 3.09 USD 97,795 (2,615,469)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.73% Semi-Annual
Morgan Stanley & Co.
International plc 09/21/23 4.73 USD 1,469,266 (2,180,271)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Semi-Annual
Morgan Stanley & Co.
International plc 09/22/23 4.50 USD 731,128 (1,649,623)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Semi-Annual
Goldman Sachs
International 10/02/23 3.93 USD 249,492 (1,571,086)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Semi-Annual
Goldman Sachs
International 11/07/23 4.75 USD 218,765 (348,939)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 598,465 (967,754)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual Citibank NA 12/01/23 3.90 USD 830,370 (4,565,724)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual Deutsche Bank AG 12/14/23 3.02 USD 86,372 (2,821,267)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 127,090 (1,849,541)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.11% Semi-Annual
JPMorgan Chase
Bank NA 01/12/24 3.11 USD 99,700 (1,219,169)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.45% Semi-Annual UBS AG 02/07/24 3.45 USD 102,295 (881,286)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.35% Semi-Annual Barclays Bank plc 02/20/24 3.35 USD 17,465 (403,531)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 732,656 (6,647,236)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.18% Semi-Annual Barclays Bank plc 06/17/24 3.18 USD 82,805 (843,855)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.74% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 2.74 USD 37,165 (1,838,405)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.24 USD 74,330 (2,220,935)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.50% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 3.50 USD 51,430 (406,734)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.58% Semi-Annual
Goldman Sachs
International 10/28/24 3.58 USD 53,440 (1,307,455)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.63% Semi-Annual Bank of America NA 10/28/24 3.63 USD 133,735 (957,781)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.88% Semi-Annual
Morgan Stanley & Co.
International plc 12/09/24 2.88 USD 57,000 (2,710,566)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.34% Semi-Annual BNP Paribas SA 02/24/25 3.34 USD 20,243 (682,597)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.25% Semi-Annual Bank of America NA 03/10/25 3.25 USD 20,221 (742,322)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 12/08/25 4.00 USD 65,210 (1,605,614)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.25% Semi-Annual Bank of America NA 01/06/26 4.25 USD 65,210 (1,367,521)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.13% Semi-Annual Bank of America NA 01/20/26 4.13 USD 72,345 (1,674,946)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 02/17/26 4.15 USD 71,570 (1,657,697)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Semi-Annual
JPMorgan Chase
Bank NA 03/09/26 4.30 USD 67,915 (1,435,111)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.95% Semi-Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 82,275 (4,451,221)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 USD 193,075 (9,977,828)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 USD 168,630 (8,178,885)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.14% Semi-Annual
Goldman Sachs
International 03/16/26 3.14 USD 224,840 (10,756,743)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.13% Semi-Annual Bank of America NA 03/23/26 3.13 USD 76,013 (3,651,239)
(207,925,090)
$ (323,857,905)
(a)
Forward settling swaption.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 38.V1 . 5.00 % Quarterly 12/20/27 EUR 12,765 $ (518,948) $ (539,921) $ 20,973
Markit CDX North American High Yield Index
Series 39.V1 ..................... 5.00 Quarterly 12/20/27 USD 40,022 (539,028) 93,075 (632,103)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 58,347 (698,088) (803,763) 105,675
iTraxx Asia ex-Japan Investment Grade Index
Series 39.V1 ..................... 1.00 Quarterly 06/20/28 USD 15,825 215,165 225,580 (10,415)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 Quarterly 06/20/28 EUR 137,222 (4,122,257) (639,107) (3,483,150)
iTraxx Europe Main Index Series 39.V1 ..... 1.00 Quarterly 06/20/28 EUR 42,986 (359,818) 23,439 (383,257)
iTraxx Europe Senior Financials Index Series
39.V1 ......................... 1.00 Quarterly 06/20/28 EUR 123,968 (112,509) 1,727,267 (1,839,776)
iTraxx Europe Subordinated Financials Index
Series 39.V1 ..................... 1.00 Quarterly 06/20/28 EUR 55,882 2,348,419 3,810,825 (1,462,406)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 1,032,273 (12,143,584) (7,145,791) (4,997,793)
$ (15,930,648) $ (3,248,396) $ (12,682,252)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 277,939 $ 4,636,889 $ 305,093 $ 4,331,796
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.51% At Termination 1-day SOFR At Termination N/A 07/12/23 USD 584,075 $ 14,249,348 $ 1,827,558 $ 12,421,790
1-day SOFR At Termination 4.40% At Termination N/A 02/13/24 USD 3,922,503 (14,801,099) — (14,801,099)
3.75% At Termination 1-day SOFR At Termination N/A 02/13/24 USD 1,961,252 19,797,089 — 19,797,089
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 (3,263,027) — (3,263,027)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (3,172,958) — (3,172,958)
1-day SOFR Annual 4.66% Annual N/A 03/07/24 USD 953,853 (936,975) — (936,975)
1-day SOFR Annual 4.66% Annual N/A 03/08/24 USD 1,430,518 (1,388,643) — (1,388,643)
3.61% Annual 1-day SOFR Annual N/A 03/08/24 USD 1,159,987 12,967,000 31,988 12,935,012
1-day SOFR At Termination 4.50% At Termination N/A 03/09/24 USD 1,988,333 (4,980,528) — (4,980,528)
1-day SOFR Annual 4.66% Annual N/A 03/18/24 USD 1,926,196 (1,718,189) — (1,718,189)
3.61% Annual 1-day SOFR Annual N/A 03/19/24 USD 342,756 3,771,580 36,188 3,735,392
3.56% Annual 1-day SOFR Annual N/A 06/28/24 USD 267,946 3,726,557 54,419 3,672,138
1-day SOFR At Termination 4.46% At Termination 07/12/23
(a)
07/12/24 USD 1,936,779 1,142,184 — 1,142,184
3.55% Annual 1-day SOFR Annual N/A 07/13/24 USD 246,525 3,490,738 57,437 3,433,301
3.57% Annual 1-day SOFR Annual N/A 07/16/24 USD 363,491 5,016,059 (8,140) 5,024,199
3.56% Annual 1-day SOFR Annual N/A 07/20/24 USD 360,069 5,040,124 21,710 5,018,414
3.56% Annual 1-day SOFR Annual N/A 07/23/24 USD 479,100 6,708,456 27,760 6,680,696
3.56% Annual 1-day SOFR Annual N/A 08/12/24 USD 356,321 5,000,715 (27,446) 5,028,161
3.56% Annual 1-day SOFR Annual N/A 08/13/24 USD 604,646 8,485,895 (50,937) 8,536,832
3.53% Annual 1-day SOFR Annual N/A 08/27/24 USD 678,054 9,909,981 149,247 9,760,734
1-day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 551,110 (1,064,099) — (1,064,099)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.51% Annual 1-day SOFR Annual N/A 10/20/24 USD 262,263 $ 4,146,213 $ 10,053 $ 4,136,160
3.50% Annual 1-day SOFR Annual N/A 10/25/24 USD 521,289 8,360,126 78,201 8,281,925
3.48% Annual 1-day SOFR Annual N/A 11/26/24 USD 426,986 6,838,872 70,356 6,768,516
3.46% Annual 1-day SOFR Annual N/A 12/06/24 USD 560,589 9,099,247 221,185 8,878,062
3-mo. BBR Quarterly 4.70% Semi-Annual 12/20/23
(a)
12/20/24 NZD 191,595 (255,045) — (255,045)
4.04% Quarterly 3-mo. BBR Quarterly 12/20/23
(a)
12/20/24 AUD 166,050 (703,964) — (703,964)
0.27% Annual 1-day TONAR Annual N/A 01/05/25 JPY 5,762,700 (147,623) — (147,623)
0.23% Annual 1-day TONAR Annual N/A 01/11/25 JPY 4,977,810 (92,827) — (92,827)
0.27% Annual 1-day TONAR Annual N/A 01/12/25 JPY 11,498,590 (274,611) — (274,611)
0.24% Annual 1-day TONAR Annual N/A 01/19/25 JPY 25,150,650 (476,227) — (476,227)
0.21% Annual 1-day TONAR Annual N/A 02/03/25 JPY 3,760,032 (50,950) — (50,950)
0.20% Annual 1-day TONAR Annual N/A 02/03/25 JPY 3,760,032 (48,117) — (48,117)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 996,835 (414,911) — (414,911)
28-day MXIBTIIE Monthly 9.90% Monthly N/A 02/05/25 MXN 3,745,186 (1,176,670) — (1,176,670)
28-day MXIBTIIE Monthly 9.92% Monthly N/A 02/05/25 MXN 1,804,542 (531,849) — (531,849)
28-day MXIBTIIE Monthly 9.95% Monthly N/A 02/07/25 MXN 4,205,317 (1,074,482) — (1,074,482)
3.10% Annual 1-day SOFR Annual N/A 02/07/25 USD 1,602 33,769 — 33,769
3.80% Quarterly 3-mo. BBR Quarterly N/A 02/09/25 AUD 144,870 (672,504) — (672,504)
3-mo. BBR Quarterly 4.94% Semi-Annual N/A 02/10/25 NZD 161,110 (236,262) — (236,262)
1-day SONIA At Termination 4.00% At Termination 02/16/24
(a)
02/16/25 GBP 1,682,910 (1,755,979) — (1,755,979)
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 988,820 (29,845,467) — (29,845,467)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 988,820 (27,951,740) — (27,951,740)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 278,159 11,591,942 — 11,591,942
1-day ESTR At Termination 3.27% At Termination 02/20/24
(a)
02/20/25 EUR 188,970 413,083 5,626 407,457
1.71% At Termination 1-day SARON At Termination 02/20/24
(a)
02/20/25 CHF 182,130 529,670 17,761 511,909
3.24% Annual 1-day SOFR Annual N/A 02/22/25 USD 28,000 493,467 — 493,467
3.46% Annual 1-day SOFR Annual N/A 03/02/25 USD 27,555 360,847 — 360,847
5.10% Annual 1-day SOFR Annual N/A 03/09/25 USD 12,835 (237,276) — (237,276)
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 1,999,163 (3,869,465) — (3,869,465)
1-day ESTR At Termination 3.58% At Termination 03/11/24
(a)
03/11/25 EUR 184,390 1,043,288 — 1,043,288
2.12% At Termination 1-day SARON At Termination 03/11/24
(a)
03/11/25 CHF 180,510 (316,795) — (316,795)
1-day ESTR At Termination 3.64% At Termination 03/12/24
(a)
03/12/25 EUR 187,480 1,180,044 13,287 1,166,757
3.81% Annual 6-mo. NIBOR Semi-Annual 03/12/24
(a)
03/12/25 NOK 2,114,730 (1,071,936) — (1,071,936)
2.95% Annual 1-day ESTR Annual 06/12/23
(a)
03/13/25 EUR 358,010 1,651,494 — 1,651,494
2.84% Annual 1-day ESTR Annual 06/12/23
(a)
03/13/25 EUR 256,350 1,683,688 — 1,683,688
1-day SONIA At Termination 3.84% At Termination 03/18/24
(a)
03/18/25 GBP 242,270 (536,328) — (536,328)
3-mo. JIBAR Quarterly 7.20% Quarterly 03/20/24
(a)
03/20/25 ZAR 2,163,835 (465,151) — (465,151)
1-day SONIA At Termination 3.85% At Termination 03/25/24
(a)
03/25/25 GBP 491,010 (962,666) — (962,666)
1-day ESTR At Termination 2.84% At Termination 03/26/24
(a)
03/26/25 EUR 227,030 (383,935) 348,730 (732,665)
28-day MXIBTIIE Monthly 10.20% Monthly N/A 03/27/25 MXN 1,302,678 209,726 — 209,726
2.79% Annual 1-day SOFR Annual N/A 04/26/25 USD 455,000 11,905,962 — 11,905,962
2.80% Annual 1-day SOFR Annual N/A 05/11/25 USD 145,000 3,918,965 — 3,918,965
2.60% Annual 1-day SOFR Annual N/A 05/16/25 USD 150,000 4,962,004 — 4,962,004
3-mo. JIBAR Quarterly 7.70% Quarterly 06/19/24
(a)
06/19/25 ZAR 2,366,960 — — —
4.45% Annual 3-mo. PRIBOR Quarterly 06/19/24
(a)
06/19/25 CZK 1,485,031 201,500 — 201,500
4.03% Annual 1-day SOFR Annual 08/08/23
(a)
08/08/25 USD 11,191 (65,936) — (65,936)
4.31% Annual 1-day SOFR Annual 08/16/23
(a)
08/16/25 USD 51,810 (607,047) — (607,047)
4.31% Annual 1-day SOFR Annual 08/17/23
(a)
08/17/25 USD 48,575 (572,264) — (572,264)
3.60% Annual 1-day SOFR Annual 09/19/23
(a)
09/19/25 USD 51,505 423 — 423
5.53% Annual 6-mo. WIBOR Semi-Annual 09/20/23
(a)
09/20/25 PLN 238,921 286,066 — 286,066
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 (2,387,415) — (2,387,415)
3.46% Annual 1-day SOFR Annual 09/29/23
(a)
09/29/25 USD 12,876 26,098 — 26,098
3.58% Annual 1-day SOFR Annual 10/02/23
(a)
10/02/25 USD 13,000 (3,421) — (3,421)
3.58% Annual 1-day SOFR Annual 10/03/23
(a)
10/03/25 USD 13,060 (4,876) — (4,876)
3.63% Annual 1-day SOFR Annual 10/03/23
(a)
10/03/25 USD 12,876 (17,466) — (17,466)
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 (13,846,839) — (13,846,839)
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 (6,307,408) — (6,307,408)
1-day SOFR Annual 3.80% Annual 11/14/23
(a)
11/14/25 USD 16,466 105,251 — 105,251
1-day SOFR Annual 3.66% Annual 11/17/23
(a)
11/17/25 USD 26,930 108,884 — 108,884
1-day SOFR Annual 3.86% Annual 12/12/23
(a)
12/12/25 USD 38,629 341,189 — 341,189

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.87% Annual 12/12/23
(a)
12/12/25 USD 12,876 $ 115,884 $ — $ 115,884
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 86,396 — 86,396
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (804,579) — (804,579)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 515,118 — 515,118
1-day SOFR Annual 3.23% Annual 12/18/23
(a)
12/18/25 USD 83,000 (218,547) — (218,547)
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (1,398,691) — (1,398,691)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (897,994) — (897,994)
1-day SOFR Annual 2.94% Annual 12/27/23
(a)
12/27/25 USD 51,000 (394,187) — (394,187)
1-day SOFR Annual 3.10% Annual 12/27/23
(a)
12/27/25 USD 12,649 (59,088) — (59,088)
1-day SOFR Annual 3.10% Annual 12/27/23
(a)
12/27/25 USD 12,649 (58,970) — (58,970)
1-day SOFR Annual 3.19% Annual 12/27/23
(a)
12/27/25 USD 12,649 (38,925) — (38,925)
3.48% Annual 1-day SOFR Annual 01/03/24
(a)
01/03/26 USD 13,000 — — —
1-day SOFR Annual 3.10% Annual 01/17/24
(a)
01/17/26 USD 19,963 (77,978) — (77,978)
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (1,584,588) — (1,584,588)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 (8,142,402) — (8,142,402)
1.28% At Termination 1-day SOFR At Termination 02/25/25
(a)
02/25/26 USD 46,640 698,945 652,988 45,957
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 (5,507,215) — (5,507,215)
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 (5,411,201) — (5,411,201)
1.45% At Termination 1-day SOFR At Termination 03/06/25
(a)
03/06/26 USD 36,070 480,994 445,926 35,068
1-day SONIA At Termination 3.60% At Termination 03/17/25
(a)
03/17/26 GBP 43,120 (29,443) (2,245) (27,198)
1-day SONIA At Termination 3.75% At Termination 03/17/25
(a)
03/17/26 GBP 86,230 86,121 240,890 (154,769)
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 84,059 — 84,059
1-day SOFR Annual 3.09% Annual 03/26/24
(a)
03/26/26 USD 29,153 (45,311) — (45,311)
1-day SONIA At Termination 3.69% At Termination 03/31/25
(a)
03/31/26 GBP 419,940 170,774 — 170,774
1-day SONIA At Termination 3.70% At Termination 03/31/25
(a)
03/31/26 GBP 235,740 — — —
1-day SONIA At Termination 3.71% At Termination 03/31/25
(a)
03/31/26 GBP 419,890 — — —
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 10,298,801 569,854 9,728,947
3-mo. CD_KSDA Quarterly 3.04% Quarterly 06/21/23
(a)
06/21/26 KRW 136,081,040 (478,892) — (478,892)
3-mo. CD_KSDA Quarterly 3.08% Quarterly 06/21/23
(a)
06/21/26 KRW 83,244,950 (220,097) — (220,097)
1-day SOFR Annual 2.84% Annual 09/25/24
(a)
09/25/26 USD 13,700 (30,131) — (30,131)
1-day SOFR Annual 2.73% Annual 09/26/24
(a)
09/26/26 USD 13,700 (56,305) — (56,305)
3.03% Annual 1-day SOFR Annual 10/01/24
(a)
10/01/26 USD 27,500 (37,136) — (37,136)
3.09% Annual 1-day SOFR Annual 10/02/24
(a)
10/02/26 USD 13,750 (34,108) — (34,108)
1-day SONIA At Termination 3.09% At Termination 02/02/26
(a)
02/02/27 GBP 52,070 (195,026) 2,382 (197,408)
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 8,798,445 — 8,798,445
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 200,466 2,196,217 — 2,196,217
1-day SOFR Annual 3.51% Annual 03/11/25
(a)
03/11/27 USD 35,240 411,238 — 411,238
1-day SOFR Annual 1.74% Annual N/A 03/14/27 USD 22,380 (1,463,671) — (1,463,671)
1-day SONIA At Termination 3.45% At Termination 03/16/26
(a)
03/16/27 GBP 127,160 44,197 202,234 (158,037)
28-day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 (3,423,517) — (3,423,517)
1-day SOFR Annual 1.09% Annual N/A 07/08/27 USD 41,490 (4,574,431) (2,920,096) (1,654,335)
1-day SOFR Annual 1.22% Annual N/A 08/01/27 USD 34,350 (3,595,333) (2,292,798) (1,302,535)
1-day SOFR Annual 1.23% Annual N/A 08/01/27 USD 34,340 (3,578,295) (2,278,313) (1,299,982)
1-day SOFR Annual 1.99% Annual N/A 09/19/27 USD 8,260 (575,094) — (575,094)
1-day SOFR Annual 2.00% Annual N/A 09/19/27 USD 11,965 (826,723) — (826,723)
1-day SOFR Annual 2.01% Annual N/A 09/19/27 USD 11,965 (820,345) — (820,345)
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 10,759,814 — 10,759,814
1-day SOFR Annual 2.95% Annual N/A 11/08/27 USD 30,230 (743,113) — (743,113)
28-day MXIBTIIE Monthly 8.42% Monthly N/A 01/20/28 MXN 899,029 (363,043) — (363,043)
1-day SONIA At Termination 3.18% At Termination 01/26/27
(a)
01/26/28 GBP 182,640 (77,812) 5,396 (83,208)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 694,015 (200,900) — (200,900)
1-day SOFR Annual 2.73% Annual 04/20/23
(a)
04/20/28 USD 390 (10,849) — (10,849)
2.94% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 06/21/23
(a)
06/21/28 CNY 289,450 (186,851) — (186,851)
2.90% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 06/21/23
(a)
06/21/28 CNY 564,210 (236,919) — (236,919)
5.70% Annual 6-mo. WIBOR Semi-Annual 09/20/23
(a)
09/20/28 PLN 310,822 (1,158,961) — (1,158,961)
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 3,998,603 522,229 3,476,374

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.70% Annual 1-day SOFR Annual 06/04/24
(a)
06/04/29 USD 4,201 $ 44,914 $ — $ 44,914
3.25% Annual 1-day SOFR Annual 09/12/24
(a)
09/12/29 USD 424 (6,487) — (6,487)
3.11% Annual 1-day SOFR Annual 09/17/24
(a)
09/17/29 USD 11,655 (108,245) — (108,245)
2.76% Annual 1-day SOFR Annual 09/26/24
(a)
09/26/29 USD 5,760 35,179 — 35,179
1-day SOFR Annual 3.02% Annual 10/02/24
(a)
10/02/29 USD 5,660 30,316 — 30,316
1.06% Annual 1-day SOFR Annual N/A 08/27/30 USD 18,509 2,931,380 2,104,800 826,580
2.53% Annual 1-day SOFR Annual N/A 03/10/31 USD 57,190 2,791,295 1,048,180 1,743,115
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 37,285,608 — 37,285,608
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 8,154,308 — 8,154,308
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 10,383,447 — 10,383,447
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 19,992,809 — 19,992,809
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 2,979,859 — 2,979,859
0.51% Annual 1-day SOFR Annual N/A 05/04/32 USD 28,486 6,652,961 5,167,228 1,485,733
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 2,771,517 — 2,771,517
6-mo. EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 41,846 (700,364) — (700,364)
1-day SOFR Annual 2.68% Annual 08/25/27
(a)
08/25/32 USD 22,352 (255,982) — (255,982)
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 4,249,384 — 4,249,384
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 1,500,097 — 1,500,097
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (4,301,079) — (4,301,079)
1-day SOFR Annual 3.53% Annual 10/28/27
(a)
10/28/32 USD 4,034 89,699 — 89,699
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (7,959,955) — (7,959,955)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (7,076,648) — (7,076,648)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (11,966,734) — (11,966,734)
1-day SOFR Annual 3.64% Annual 06/30/23
(a)
11/15/32 USD 35,072 1,407,691 73,711 1,333,980
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (915,430) — (915,430)
3.36% Annual 1-day SOFR Annual N/A 12/22/32 USD 19,895 (209,897) — (209,897)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 (2,190,407) — (2,190,407)
6-mo. BBR Semi-Annual 4.15% Semi-Annual N/A 02/09/33 AUD 33,640 558,288 — 558,288
4.25% Semi-Annual 3-mo. BBR Quarterly N/A 02/10/33 NZD 37,290 98,468 — 98,468
3.15% Annual 1-day SOFR Annual 02/14/28
(a)
02/14/33 USD 9,811 (60,476) — (60,476)
1-day ESTR Annual 2.69% Annual 02/15/28
(a)
02/15/33 EUR 8,760 5,605 — 5,605
3.28% Annual 1-day SOFR Annual 02/24/28
(a)
02/24/33 USD 9,774 (110,616) — (110,616)
1-day ESTR Annual 2.95% Annual 03/02/28
(a)
03/02/33 EUR 4,410 52,812 — 52,812
3.45% Annual 1-day SOFR Annual 03/02/28
(a)
03/02/33 USD 4,910 (89,123) — (89,123)
3.28% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 4,528 (51,551) — (51,551)
3.35% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 4,668 (66,028) — (66,028)
3.78% Annual 1-day SOFR Annual N/A 03/06/33 USD 20,522 (1,009,983) — (1,009,983)
1-day SOFR Annual 3.11% Annual N/A 03/14/33 USD 13,648 (106,800) 5,507 (112,307)
1-day SOFR Annual 3.31% Annual N/A 03/15/33 USD 11,287 99,910 — 99,910
1-day SOFR Annual 3.31% Annual N/A 03/15/33 USD 9,235 83,788 — 83,788
1-day SOFR Annual 3.21% Annual N/A 03/17/33 USD 10,261 11,210 — 11,210
1-day SOFR Annual 3.22% Annual N/A 03/17/33 USD 10,261 13,827 — 13,827
3.35% Annual 1-day SOFR Annual N/A 03/20/33 USD 3,106 (39,808) — (39,808)
1-day ESTR Annual 2.74% Annual 03/22/28
(a)
03/22/33 EUR 4,260 11,940 — 11,940
3.13% Annual 1-day SOFR Annual 03/22/28
(a)
03/22/33 USD 4,686 (24,479) — (24,479)
3.38% Annual 1-day SOFR Annual N/A 03/24/33 USD 4,267 (67,145) — (67,145)
1-day ESTR Annual 2.71% Annual 03/27/28
(a)
03/27/33 EUR 43,010 48,860 237,087 (188,227)
3-mo. BA Semi-Annual 3.30% Semi-Annual N/A 03/27/33 CAD 2,911 (3,916) 222 (4,138)
3.22% Annual 1-day SOFR Annual N/A 03/29/33 USD 5,900 (12,356) — (12,356)
3.24% Annual 1-day SOFR Annual N/A 03/29/33 USD 2,972 (12,282) — (12,282)
3.19% Annual 1-day SOFR Annual N/A 03/29/33 USD 13,000 923 — 923
3.19% Annual 1-day SOFR Annual N/A 03/29/33 USD 2,973 1,347 — 1,347
3-mo. BA Semi-Annual 3.35% Semi-Annual N/A 03/30/33 CAD 5,919 11,439 (12,369) 23,808
3.27% Annual 1-day SOFR Annual N/A 03/30/33 USD 3,000 (18,547) — (18,547)
3.28% Annual 1-day SOFR Annual N/A 03/30/33 USD 2,985 (21,242) — (21,242)
1-day ESTR Annual 2.74% Annual 03/31/28
(a)
03/31/33 EUR 10,530 28,232 14,433 13,799
6-mo. EURIBOR Semi-Annual 2.96% Annual N/A 03/31/33 EUR 39,520 36,611 5,410 31,201
1.91% Annual 1-day SARON Annual N/A 03/31/33 CHF 37,930 37,189 39,462 (2,273)
3.29% Annual 1-day SOFR Annual N/A 03/31/33 USD 2,893 (24,633) — (24,633)
3.26% Annual 1-day SOFR Annual N/A 03/31/33 USD 3,000 (16,635) — (16,635)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.29% Annual 1-day SOFR Annual N/A 03/31/33 USD 2,892 $ (24,510) $ — $ (24,510)
1-day ESTR Annual 2.73% Annual 04/03/28
(a)
04/03/33 EUR 26,530 52,829 15,808 37,021
1-day SOFR Annual 3.34% Annual 05/25/23
(a)
05/25/33 USD 40,315 608,246 — 608,246
3.01% Quarterly 3-mo. CD_KSDA Quarterly 06/21/23
(a)
06/21/33 KRW 26,274,450 138,834 — 138,834
2.98% Quarterly 3-mo. CD_KSDA Quarterly 06/21/23
(a)
06/21/33 KRW 46,501,023 354,010 — 354,010
3.24% Annual 1-day SOFR Annual 08/09/23
(a)
08/09/33 USD 122,861 (1,276,666) — (1,276,666)
1-day SOFR Annual 3.01% Annual 09/05/23
(a)
09/05/33 USD 2,445 (18,675) — (18,675)
2.98% Annual 1-day SOFR Annual 11/14/23
(a)
11/14/33 USD 5,085 36,742 — 36,742
3.24% Annual 1-day SOFR Annual 12/27/23
(a)
12/27/33 USD 9,720 (154,137) — (154,137)
3.51% Annual 1-day SOFR Annual 03/05/24
(a)
03/05/34 USD 10,005 (409,321) — (409,321)
1-day SOFR Annual 3.11% Annual 04/02/24
(a)
04/02/34 USD 19,990 159,092 8,741 150,351
2.62% Annual 1-day SOFR Annual 05/29/24
(a)
05/29/34 USD 24,950 776,890 — 776,890
3.17% Annual 1-day SOFR Annual 05/30/24
(a)
05/30/34 USD 14,770 (212,345) — (212,345)
3.24% Annual 1-day SOFR Annual 05/30/24
(a)
05/30/34 USD 8,905 (179,110) — (179,110)
2.62% Annual 1-day SOFR Annual 05/30/24
(a)
05/30/34 USD 37,000 1,135,775 — 1,135,775
1.39% Annual 1-day SOFR Annual 08/22/24
(a)
08/22/34 USD 28,448 3,696,037 3,275,090 420,947
2.85% Annual 1-day SOFR Annual 10/30/24
(a)
10/30/34 USD 18,305 186,545 — 186,545
1.74% Annual 1-day SOFR Annual 11/07/24
(a)
11/07/34 USD 38,880 3,892,173 3,315,403 576,770
1.85% Annual 1-day SOFR Annual 11/12/24
(a)
11/12/34 USD 39,690 3,611,296 3,019,906 591,390
2.99% Annual 1-day SOFR Annual 12/03/24
(a)
12/03/34 USD 64,000 (76,827) 4,429 (81,256)
3.30% Annual 1-day SOFR Annual 02/19/25
(a)
02/19/35 USD 3,000 (78,882) — (78,882)
3.37% Annual 1-day SOFR Annual 02/25/25
(a)
02/25/35 USD 3,000 (94,331) — (94,331)
2.95% Annual 1-day SOFR Annual 01/22/26
(a)
01/22/36 USD 21,572 77,813 — 77,813
3.27% Annual 1-day SOFR Annual 03/11/26
(a)
03/11/36 USD 39,995 (821,429) — (821,429)
3.14% Annual 1-day SOFR Annual 03/17/26
(a)
03/17/36 USD 8,900 (96,922) — (96,922)
3.03% Annual 1-day SOFR Annual 03/19/26
(a)
03/19/36 USD 6,000 (14,207) — (14,207)
1.88% Annual 1-day SOFR Annual 11/15/29
(a)
11/15/39 USD 16,328 1,400,374 1,006,768 393,606
0.71% Annual 1-day SOFR Annual N/A 08/17/40 USD 16,780 5,807,305 4,684,761 1,122,544
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 1,202,959 (42,959) 1,245,918
2.73% Annual 6-mo. EURIBOR Semi-Annual N/A 11/04/42 EUR 26,140 440,926 84,324 356,602
2.67% Annual 6-mo. EURIBOR Semi-Annual 04/04/23
(a)
02/04/48 EUR 4,610 (17,616) — (17,616)
2.67% Annual 6-mo. EURIBOR Semi-Annual 04/04/23
(a)
02/04/48 EUR 2,740 (9,412) — (9,412)
3.77% Annual 1-day SOFR Annual 06/30/23
(a)
11/15/48 USD 17,529 (2,329,685) (1,399,966) (929,719)
2.12% Annual 1-day SOFR Annual 07/05/39
(a)
07/05/49 USD 16,420 440,003 43,712 396,291
1.45% Annual 1-day SOFR Annual 08/16/39
(a)
08/16/49 USD 15,620 955,553 615,245 340,308
1.41% Annual 1-day SOFR Annual 08/17/39
(a)
08/17/49 USD 12,080 765,617 504,196 261,421
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 2,315,907 (879,920) 3,195,827
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 4,103,456 (1,576,551) 5,680,007
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 2,515,475 (799,601) 3,315,076
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 1,425,109 (458,559) 1,883,668
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 1,470,993 (473,290) 1,944,283
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 582,373 (809,894) 1,392,267
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 2,560,291 (3,330,812) 5,891,103
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 797,021 (1,039,959) 1,836,980
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 5,890,453 (8,351,784) 14,242,237
0.88% Annual 1-day TONAR Annual N/A 05/23/52 JPY 88,583 26,979 — 26,979
0.85% Annual 1-day TONAR Annual N/A 05/26/52 JPY 73,043 26,650 — 26,650
0.79% Annual 1-day TONAR Annual N/A 05/27/52 JPY 73,043 35,149 — 35,149
0.99% Annual 1-day TONAR Annual N/A 07/26/52 JPY 229,295 23,057 — 23,057
1-day TONAR Annual 1.11% Annual N/A 09/12/52 JPY 173,705 20,634 — 20,634
1-day TONAR Annual 1.13% Annual N/A 09/12/52 JPY 173,705 28,803 — 28,803
2.37% Annual 1-day SOFR Annual 02/03/43
(a)
02/03/53 USD 4,040 (1,032) — (1,032)
2.37% Annual 1-day SOFR Annual 02/09/43
(a)
02/09/53 USD 3,761 (461) — (461)
2.47% Annual 1-day SOFR Annual 02/10/43
(a)
02/10/53 USD 4,949 (23,743) — (23,743)
2.41% Annual 1-day SOFR Annual 02/17/43
(a)
02/17/53 USD 4,949 (11,039) — (11,039)
2.27% Annual 6-mo. EURIBOR Semi-Annual N/A 03/04/53 EUR 4,700 242,142 — 242,142
2.26% Annual 6-mo. EURIBOR Semi-Annual N/A 03/04/53 EUR 9,643 516,079 — 516,079
3.00% Annual 1-day SOFR Annual N/A 03/14/53 USD 5,135 (46,908) — (46,908)
2.99% Annual 1-day SOFR Annual N/A 03/17/53 USD 319 (2,185) — (2,185)
3.37% Semi-Annual 3-mo. BA Semi-Annual N/A 03/27/53 CAD 1,262 1,475 (222) 1,697

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.02% Annual N/A 03/30/53 USD 1,280 $ 18,351 $ — $ 18,351
3.40% Semi-Annual 3-mo. BA Semi-Annual N/A 03/30/53 CAD 2,565 (8,418) 6,671 (15,089)
1-day SARON Annual 1.86% Annual N/A 03/31/53 CHF 14,990 (59,659) (39,485) (20,174)
1-day SOFR Annual 3.05% Annual N/A 03/31/53 USD 5,220 96,313 — 96,313
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/31/53 EUR 15,930 (50,318) (5,411) (44,907)
0.62% Annual 1-day SOFR Annual 07/12/23
(a)
07/12/53 USD 8,970 3,983,613 3,417,751 565,862
1.67% Annual 1-day SOFR Annual 01/15/25
(a)
01/15/55 USD 1,930 402,665 — 402,665
1-day SOFR Annual 1.67% Annual 12/01/26
(a)
12/01/56 USD 1,720 (325,052) (218,390) (106,662)
$ 142,748,691 $ 7,293,103 $ 135,455,588
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.70% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 12/15/27 EUR 11,450 $ 18,885 $ — $ 18,885
2.27% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 01/15/28 EUR 38,375 427,479 32,686 394,793
2.30% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 01/15/28 EUR 50,890 510,626 — 510,626
2.31% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 01/15/28 EUR 50,880 464,440 851 463,589
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 (342,607) — (342,607)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.50% At Termination 12/15/32 EUR 11,450 (81,688) — (81,688)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.29% At Termination 01/15/33 EUR 38,475 (641,805) (85,685) (556,120)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.30% At Termination 01/15/33 EUR 101,770 (1,593,669) (869) (1,592,800)
$ (1,238,339) $ (53,017) $ (1,185,322)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KB Home ............... 5.00 % Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 $ (194,643) $ (69,365) $ (125,278)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 (22,166) (4,052) (18,114)
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (78,565) 20,987 (99,552)
Staples, Inc. ............. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,555 23,863 15,705 8,158

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Beazer Homes USA, Inc. .... 5.00 % Quarterly Barclays Bank plc 06/20/24 USD 2,265 $ (105,899) $ (37,020) $ (68,879)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (116,887) (36,080) (80,807)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (116,887) (38,934) (77,953)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 750 42,471 61,520 (19,049)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 2,370 134,208 189,013 (54,805)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 41,869 71,863 (29,994)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 1,160 48,568 70,458 (21,890)
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (127,407) (7,152) (120,255)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (141,107) (24,295) (116,812)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (141,107) (24,295) (116,812)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (142,903) (24,652) (118,251)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (120,428) (8,177) (112,251)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (51,312) (3,373) (47,939)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,925 13,257 44,943 (31,686)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (83,782) 43,429 (127,211)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (170,904) 85,700 (256,604)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (34,882) (32,764) (2,118)
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (87,023) (48,438) (38,585)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (111,654) (68,740) (42,914)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 (39,422) 109,547 (148,969)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 (55,192) 153,367 (208,559)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 (23,862) 66,308 (90,170)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 (39,428) 111,690 (151,118)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (39,431) 111,698 (151,129)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (39,431) 111,698 (151,129)
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 1,140 118,386 79,061 39,325
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (36,705) (42,177) 5,472
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (55,058) (63,256) 8,198
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (293,732) 241,599 (535,331)
Electricite de France SA ..... 1.00 Quarterly Citibank NA 06/20/25 EUR 11,330 (96,413) (51,599) (44,814)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 22,778 107,990 (85,212)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,000 277,597 465,439 (187,842)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (10,336) 57,045 (67,381)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (8,773) 36,853 (45,626)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (37,350) 160,437 (197,787)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (25,298) 38,014 (63,312)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (25,298) 40,870 (66,168)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (33,581) 99,325 (132,906)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,110 (177,984) (156,840) (21,144)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (17,694) 28,498 (46,192)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (17,694) 28,498 (46,192)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 2,139 (23,640) 35,654 (59,294)
Koninklijke DSM NV ........ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,000 (92,089) (43,250) (48,839)
Koninklijke DSM NV ........ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 9,000 (276,266) (139,418) (136,848)
Lloyds Banking Group plc .... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 10,635 (155,405) (159,380) 3,975
Naturgy Capital Markets SA ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,121 (45,300) (5,087) (40,213)
Naturgy Capital Markets SA ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,901 (56,625) (6,359) (50,266)
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,933 (80,779) (72,388) (8,391)
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 5,867 (161,557) (144,676) (16,881)
STMicroelectronics NV ...... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 5,900 (162,475) (112,600) (49,875)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (162,475) (94,413) (68,062)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (162,475) (114,261) (48,214)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 8,800 (242,336) (232,916) (9,420)
Altice France SA .......... 5.00 Quarterly Barclays Bank plc 12/20/27 EUR 2,797 274,118 219,779 54,339
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 5,593 548,236 471,251 76,985
Anheuser-Busch InBev SA/NV . 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 21,010 (382,177) (51,964) (330,213)
Banco Santander SA ....... 1.00 Quarterly Bank of America NA 12/20/27 EUR 5,900 177,209 310,094 (132,885)
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 12,500 (236,238) 124,786 (361,024)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,133 (59,217) 64,714 (123,931)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 6,267 (118,434) 129,427 (247,861)
BMW Finance NV ......... 1.00 Quarterly Bank of America NA 12/20/27 EUR 6,267 (113,808) 60,221 (174,029)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,200 (112,597) 59,204 (171,801)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BMW Finance NV ......... 1.00 % Quarterly Goldman Sachs International 12/20/27 EUR 3,133 $ (56,904) $ 28,814 $ (85,718)
BMW Finance NV ......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 6,200 (112,597) 50,070 (162,667)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (52,667) 39,335 (92,002)
INEOS Group Holdings SA ... 5.00 Quarterly BNP Paribas SA 12/20/27 EUR 1,202 (126,005) (122,105) (3,900)
INTESA SANPAOLO SPA .... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,600 386,177 427,551 (41,374)
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,850 117,461 276,612 (159,151)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 1,620 508,870 409,098 99,772
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 323,541 253,107 70,434
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 980 307,835 260,875 46,960
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 650 204,176 168,121 36,055
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 323,541 253,249 70,292
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 866,964 917,700 (50,736)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 69,061 110,220 (41,159)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 43,365 69,341 (25,976)
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 12/20/27 EUR 11,800 265,788 437,665 (171,877)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 18,300 (3,080,994) (2,030,457) (1,050,537)
Tesco plc ............... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,700 (34,701) 124,803 (159,504)
Tesco plc ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 16,700 (86,493) 264,397 (350,890)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 5,600 400,263 421,760 (21,497)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 5,349 382,323 365,911 16,412
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 1,050 116,455 115,814 641
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 194,091 193,712 379
Aegon NV ............... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 7,200 (82,147) (70,716) (11,431)
BNP PARIBAS ........... 1.00 Quarterly Goldman Sachs International 06/20/28 EUR 19,850 504,238 821,518 (317,280)
Caterpillar, Inc. ........... 1.00 Quarterly Citibank NA 06/20/28 USD 11,800 (338,962) (311,828) (27,134)
Commerzbank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 11,450 996,099 1,006,833 (10,734)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly Barclays Bank plc 06/20/28 EUR 6,975 298,596 423,266 (124,670)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,488 149,319 202,397 (53,078)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 6,050 258,997 356,835 (97,838)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 149,276 194,312 (45,036)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 155,098 227,227 (72,129)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 898,524 1,564,696 (666,172)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 4,400 698,722 782,302 (83,580)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/28 USD 31,450 1,806,511 2,282,118 (475,607)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/28 USD 68,522 3,935,954 4,972,188 (1,036,234)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 USD 4,995 (386,805) (258,166) (128,639)
ING Groep NV ............ 1.00 Quarterly Goldman Sachs International 06/20/28 EUR 17,975 409,447 412,367 (2,920)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,785 222,903 268,123 (45,220)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,500 211,921 254,913 (42,992)
Republic of Chile .......... 1.00 Quarterly Bank of America NA 06/20/28 USD 21,986 33,337 224,640 (191,303)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 95,400 7,748,270 9,598,948 (1,850,678)
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 06/20/28 USD 32,000 5,450,927 5,670,216 (219,289)
Solvay SA ............... 1.00 Quarterly Barclays Bank plc 06/20/28 EUR 7,566 (53,162) 1,908 (55,070)
Solvay SA ............... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 35,525 (249,616) (108,607) (141,009)
Solvay SA ............... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 EUR 11,025 (77,467) (68,045) (9,422)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 06/20/28 USD 9,240 49,288 96,996 (47,708)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,825 903,138 1,144,173 (241,035)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 81,391 730,446 1,559,046 (828,600)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,097 45,192 86,064 (40,872)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 14 78 159 (81)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,955 38,815 88,558 (49,743)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 1,199,846 152,499 1,047,347
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 358,718 106,416 252,302
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 412,432 85,696 326,736
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 350,099 72,744 277,355
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 21 (8) (927) 919

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.AAA .......... 0.50 % Monthly Deutsche Bank AG 05/11/63 USD 48 $ (21) $ (11,032) $ 11,011
$ – $ – $ –
$ 23,945,982 $ 37,072,194 $ (13,126,212)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly Citibank NA 06/20/23 CCC+ EUR 1,737 $ (190,867) $ (60,123) $ (130,744)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 1,900 (208,732) (42,573) (166,159)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 1,833 (201,329) (62,381) (138,948)
EDP - Energias de Portugal
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 27,500 359,160 224,656 134,504
EDP - Energias de Portugal
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 23,000 300,388 187,895 112,493
Naturgy Capital Markets SA 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 22,000 36,258 (18,891) 55,149
Naturgy Capital Markets SA 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 26,500 43,674 (22,755) 66,429
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 425 (1,926) (7,028) 5,102
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 745 (3,379) (11,508) 8,129
thyssenkrupp AG ...... 1.00 Quarterly BNP Paribas SA 06/20/23 BB EUR 4,350 2,640 (26,432) 29,072
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 BB USD 8,815 83,261 65,118 18,143
Casino Guichard Perrachon
SA ............. 5.00 Quarterly BNP Paribas SA 12/20/23 CCC+ EUR 2,638 (921,078) (205,574) (715,504)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 B+ EUR 6,553 84,087 (125,848) 209,935
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 B+ EUR 6,500 83,407 (131,742) 215,149
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/23 B+ EUR 2,000 25,664 (37,640) 63,304
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 BB EUR 4,620 4,961 (75,709) 80,670
Telecom Italia SpA ..... 5.00 Quarterly Barclays Bank plc 12/20/24 B+ EUR 1,400 88,852 48,948 39,904
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 206,571 183,250 23,321
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,033 97,026 86,455 10,571
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,850 267,603 230,835 36,768
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,400 225,350 175,228 50,122
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 239,567 283,427 (43,860)
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 2,797 (32,299) (60,676) 28,377
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 5,593 (64,599) (129,402) 64,803
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 239,402 315,680 (76,278)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 143,641 189,499 (45,858)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 230,665 290,819 (60,154)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 143,641 191,104 (47,463)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 62,118 77,288 (15,170)
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 4,408 261,454 212,462 48,992

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
Credit Suisse
International 06/20/26 NR EUR 410 $ 40,510 $ 14,418 $ 26,092
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 310 30,629 19,470 11,159
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly BNP Paribas SA 06/20/26 B+ EUR 3,400 (162,381) (193,955) 31,574
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 1,190 (151,412) (44,429) (106,983)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 1,160 (147,536) (47,040) (100,496)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,546 (109,464) 95,438 (204,902)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 974 (68,977) 61,027 (130,004)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,120 (79,307) 72,477 (151,784)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB EUR 1,680 (118,960) 118,181 (237,141)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 1,140 (77,608) (37,553) (40,055)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 970 (66,003) 32,173 (98,176)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 442 (30,119) 15,527 (45,646)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,400 (95,307) 46,243 (141,550)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 722 (49,159) 21,611 (70,770)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB+ EUR 2,900 321,201 242,431 78,770
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 1,292 39,712 14,836 24,876
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 110 11,880 2,950 8,930
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 3,940 423,723 73,713 350,010
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 609 65,514 17,680 47,834
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,474 158,550 (50,569) 209,119
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 2,211 237,826 (74,200) 312,026
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/27 NR EUR 1,474 158,550 (45,685) 204,235
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 163 17,506 5,022 12,484
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 575 61,883 18,081 43,802
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 612 65,833 19,235 46,598
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 1,200 (103,408) (71,041) (32,367)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,690 (148,899) (26,893) (122,006)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 2,800 (246,696) (85,160) (161,536)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 3,948 (347,842) (106,854) (240,988)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,692 (149,075) (45,795) (103,280)
United Group BV ...... 5.00 Quarterly Barclays Bank plc 06/20/27 B EUR 2,930 (537,444) (153,072) (384,372)
United Group BV ...... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 2,930 (537,444) (138,562) (398,882)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 06/20/27 B EUR 1,750 (320,999) (155,419) (165,580)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 2,930 (537,444) (172,156) (365,288)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly Bank of America NA 12/20/27 CCC- EUR 631 $ (200,295) $ (140,451) $ (59,844)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC- EUR 2,219 (705,022) (494,373) (210,649)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 1,334 (423,774) (292,128) (131,646)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 379 (120,394) (82,993) (37,401)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 1,065 (338,403) (233,278) (105,125)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 3,750 (1,191,148) (821,116) (370,032)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC- EUR 1,088 (345,634) (245,270) (100,364)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC- EUR 309 (98,194) (69,681) (28,513)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC- EUR 647 (205,496) (142,792) (62,704)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC- EUR 2,277 (723,326) (502,614) (220,712)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC- EUR 1,651 (524,454) (364,115) (160,339)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC- EUR 469 (148,997) (103,445) (45,552)
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 NR EUR 285 30,598 (9,832) 40,430
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 NR EUR 7,215 774,612 (213,580) 988,192
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 NR EUR 300 32,208 (6,755) 38,963
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 3,100 332,820 (80,905) 413,725
HCA, Inc. ........... 5.00 Quarterly Citibank NA 12/20/27 BBB- USD 1,985 341,314 295,097 46,217
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 12/20/27 BB USD 1,650 125,790 100,482 25,308
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 12/20/27 BB USD 1,985 151,330 124,897 26,433
NRG Energy, Inc. ...... 5.00 Quarterly Citibank NA 12/20/27 BB USD 1,005 76,618 63,108 13,510
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 12/20/27 B EUR 3,411 (672,617) (439,084) (233,533)
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 06/20/28 BBB- USD 2,975 546,602 518,477 28,125
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 1,335 100,091 68,483 31,608
Stena AB ........... 5.00 Quarterly Bank of America NA 06/20/28 BB- EUR 4,223 13,253 104,489 (91,236)
Tenet Healthcare Corp. .. 5.00 Quarterly Bank of America NA 06/20/28 B- USD 1,335 70,589 53,784 16,805
Tenet Healthcare Corp. .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 B- USD 1,335 — 69,710 (69,710)
Tenet Healthcare Corp. .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 B- USD 7,960 420,889 250,645 170,244
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/28 BB USD 1,985 6,252 (5,459) 11,711
Yum! Brands, Inc. ..... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 3,970 12,505 (41,681) 54,186
Telecom Italia SpA ..... 1.00 Quarterly BNP Paribas SA 06/20/29 B+ EUR 3,400 (485,074) (615,018) 129,944
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (309,100) (66,330) (242,770)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,503 (292,100) (62,458) (229,642)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (309,100) (57,200) (251,900)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 7,413 (618,201) (117,043) (501,158)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,578 (388,878) (3,553) (385,325)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 579 (142,651) (1,571) (141,080)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,392 (342,954) (141,947) (201,007)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 1,360 (335,070) (286,658) (48,412)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 960 (236,520) (104,514) (132,006)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 1,674 (412,432) (156,931) (255,501)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 $ (402,823) $ (403,898) $ 1,075
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 664 (163,593) (1,805) (161,788)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (591,300) 2,339 (593,639)
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 270 (77,054) (20,641) (56,413)
CMBX.NA.14.BBB- .... 3.00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 4,375 (1,228,280) (735,402) (492,878)
$ (9,844,399) $ (4,226,498) $ (5,617,901)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 04/01/23 CLP 71,269,343 $ 4,541,530 $ — $ 4,541,530
1-day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA N/A 05/28/23 CLP 71,269,343 (4,446,057) — (4,446,057)
1-day
BZDIOVER At Termination 12.60% At Termination Bank of America NA N/A 07/01/24 BRL 367,332 82,776 — 82,776
1-day
BZDIOVER At Termination 12.48% At Termination Barclays Bank plc N/A 07/01/24 BRL 172,790 (13,184) — (13,184)
1-day
BZDIOVER At Termination 12.97% At Termination Citibank NA N/A 07/01/24 BRL 235,176 228,199 — 228,199
1-day
BZDIOVER At Termination 12.97% At Termination
Goldman Sachs
International N/A 07/01/24 BRL 142,221 136,317 — 136,317
1-day
BZDIOVER At Termination 13.13% At Termination Bank of America NA N/A 01/02/25 BRL 27,073 96,906 — 96,906
1-day
BZDIOVER At Termination 13.15% At Termination Bank of America NA N/A 01/02/25 BRL 563,780 2,066,978 — 2,066,978
1-day
BZDIOVER At Termination 13.32% At Termination Bank of America NA N/A 01/02/25 BRL 562,555 2,394,928 — 2,394,928
1-day
BZDIOVER At Termination 11.69% At Termination Citibank NA N/A 01/02/25 BRL 140,937 (463,039) — (463,039)
1-day
BZDIOVER At Termination 12.85% At Termination Citibank NA N/A 01/02/25 BRL 372,455 942,569 — 942,569
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA N/A 01/02/25 BRL 154,749 604,817 — 604,817
1-day
BZDIOVER At Termination 11.65% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 100,607 (350,753) — (350,753)
1-day
BZDIOVER At Termination 12.00% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 74,713 2,080 — 2,080
1-day
BZDIOVER At Termination 13.18% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 294,168 1,108,723 — 1,108,723
1-day
BZDIOVER At Termination 12.36% At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 45,599 50,386 — 50,386
1-day
BZDIOVER At Termination 12.76% At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 87,728 202,377 — 202,377
1-day
BZDIOVER At Termination 12.78% At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 1,126,055 2,710,047 — 2,710,047
28-day
MXIBTIIE Monthly 6.02% Monthly Citibank NA N/A 03/24/26 MXN 969,089 (4,468,780) — (4,468,780)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.64% Monthly
28-day
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 $ 1,160,607 $ — $ 1,160,607
7.71% Monthly
28-day
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 2,120,297 — 2,120,297
1-day
BZDIOVER At Termination 11.98% At Termination Barclays Bank plc N/A 01/04/27 BRL 33,060 — — —
$ 8,707,724 $ — $ 8,707,724
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
1.90% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 04/17/23 USD 170 $ 360,684 $ — $ 360,684
1-day SOFR minus
1.90% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
JPMorgan Chase Bank
NA 04/17/23 USD 704 1,493,676 — 1,493,676
1-day SOFR minus
1.40% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination Barclays Bank plc 04/27/23 USD 100 211,601 — 211,601
0.00% ........... At Termination
Goldman Sachs
Calls-Vs-Calls US
Series 4 Excess
Return Strategy
At
Termination
Goldman Sachs
International 05/15/23 USD 8,435 (233,082) — (233,082)
Pitney Bowes, Inc. ... Quarterly
1-day SOFR minus
0.25% Quarterly Citibank NA 06/13/23 USD 20 (5,458) — (5,458)
1-day SOFR minus
1.20% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination Bank of America NA 06/16/23 USD 862 1,431,036 — 1,431,036
1-day SOFR minus
1.60% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 06/16/23 USD 242 403,926 — 403,926
1-day SOFR minus
1.70% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 482 804,795 — 804,795
1-day SOFR minus
1.75% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 06/16/23 USD 685 1,218,260 — 1,218,260
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 454 (675,696) — (675,696)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 474 (704,617) — (704,617)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.35%
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 473 (703,873) — (703,873)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 06/16/23 USD 1,671 (2,487,757) — (2,487,757)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 06/16/23 USD 454 (676,378) — (676,378)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx High Yield
Corporate Bond ETF At Termination
1-day SOFR minus
2.20%
At
Termination BNP Paribas SA 06/16/23 USD 541 $ (928,763) $ — $ (928,763)
iShares iBoxx High Yield
Corporate Bond ETF Quarterly
1-day SOFR minus
2.50% Quarterly
Goldman Sachs
International 06/16/23 USD 335 (565,255) — (565,255)
iShares iBoxx High Yield
Corporate Bond ETF At Termination
1-day SOFR minus
2.50%
At
Termination
Goldman Sachs
International 06/16/23 USD 1,724 (3,679,484) — (3,679,484)
iShares iBoxx High Yield
Corporate Bond ETF Quarterly
1-day SOFR minus
2.50% Quarterly
Goldman Sachs
International 06/16/23 USD 669 (1,130,506) — (1,130,506)
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly
Goldman Sachs
International 06/20/23 USD 94,825 (1,903,454) 894,667 (2,798,121)
1-day SOFR minus
1.75% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 06/21/23 USD 342 605,795 — 605,795
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/15/23 USD 17,183 (8,871) — (8,871)
0.00% ........... Quarterly
MSCI ACWI ESG
Universal Index Quarterly
Goldman Sachs
International 12/07/23 USD 23,446 (275,410) — (275,410)
$ (7,448,831) $ 894,667 $ (8,343,498)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
07/12/23 $ (6,361,336) $ (677,596)
(c)
$ (7,034,964) 0.6%
Monthly
Merrill Lynch
International &
Co.
(d)
03/15/28 (977,710,111) (16,685,232)
(e)
(996,071,431) 3.1
$ (17,362,828) $ (1,003,106,395)
(b) (d)
Range: 15-75 basis points 0-250 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER) Bank of Canada Overnight Rate Target (CABROVER)
CAD - Overnight Interbank Rate Overnight CHF - Swiss Average Rate O/N (SSARON)
CHF - Swiss Average Rate O/N (SSARON) DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - 28D Mexican Interbank Rate (TIIE) NOK - 1W Norway Interbank Offer Rate (NIBOR)
NOK - Norwegian Overnight Weighted Average (NOWA) SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
SEK - TN Stockholm Interbank Offer Rate (STIBOR) USD - 1D Overnight Bank Funding Rate (OBFR01)
USD - 1D Overnight Bank Funding Rate (OBFR01)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
(c)
Amount includes $(3,968) of net dividends and financing fees.
(e)
Amount includes $1,676,088 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date July 12, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd. .......... 106,900 $ 576,667 (8.2) %
Aurizon Holdings Ltd. ...... 560,500 1,262,449 (18.0)
Wesfarmers Ltd. .......... 57,500 1,943,414 (27.6)
3,782,530
Brazil
Vibra Energia SA ......... 376,000 1,077,900 (15.3)
Canada
Canadian Imperial Bank of
Commerce ........... 41,000 1,738,594 (24.7)
Franco-Nevada Corp. ...... 2,200 320,893 (4.6)
Hydro One Ltd. ........... 61,000 1,736,796 (24.7)
Royal Bank of Canada ...... 27,300 2,610,821 (37.1)
TC Energy Corp. .......... 26,400 1,026,895 (14.6)
TELUS Corp. ............ 103,300 2,050,713 (29.2)
9,484,712
France
Getlink SE .............. 93,600 1,541,557 (21.9)
Germany
Bayerische Motoren Werke AG 15,000 1,643,980 (23.4)
Mercedes-Benz Group AG ... 15,000 1,153,542 (16.4)
Vonovia SE ............. 47,800 900,304 (12.8)
3,697,826
Italy
Snam SpA .............. 256,200 1,358,383 (19.3)
Japan
ANA Holdings, Inc. ........ 52,200 1,134,563 (16.1)
Astellas Pharma, Inc. ....... 86,800 1,233,195 (17.5)
Bridgestone Corp. ......... 23,900 970,883 (13.8)
CyberAgent, Inc. .......... 93,300 790,515 (11.2)
Daiwa Securities Group, Inc. .. 304,600 1,429,981 (20.3)
Ebara Corp. ............. 34,700 1,615,786 (23.0)
Heiwa Corp. ............. 23,800 472,192 (6.7)
Hirogin Holdings, Inc. ....... 202,900 959,418 (13.6)
Hulic Co. Ltd. ............ 218,100 1,793,929 (25.5)
Japan Post Insurance Co. Ltd. 68,900 1,073,865 (15.3)
Kamigumi Co. Ltd. ........ 91,700 1,926,462 (27.4)
Lion Corp. .............. 129,200 1,396,112 (19.9)
ORIX Corp. ............. 89,000 1,467,433 (20.9)
Otsuka Holdings Co. Ltd. .... 53,000 1,682,730 (23.9)
Secom Co. Ltd. ........... 29,600 1,824,180 (25.9)
Shin-Etsu Chemical Co. Ltd. .. 33,000 1,071,215 (15.2)
Sumitomo Realty & Development
Co. Ltd. .............. 63,200 1,427,148 (20.3)
Takeda Pharmaceutical Co. Ltd. 46,400 1,523,941 (21.7)
Yamaguchi Financial Group, Inc. 154,200 944,800 (13.4)
24,738,348
Mexico
Grupo Aeroportuario del Sureste
SAB de CV, Class B ..... 38,500 1,177,647 (16.7)
Shares Value
% of Basket
Value
Netherlands
ASML Holding NV ......... 1,900 $ 1,294,751 (18.4) %
ASR Nederland NV ........ 32,100 1,277,257 (18.2)
2,572,008
Nigeria
Airtel Africa plc ........... 675,600 886,316 (12.6)
Norway
Equinor ASA ............ 38,700 1,100,180 (15.6)
Singapore
Keppel Corp. Ltd. ......... 347,200 1,473,074 (20.9)
South Korea
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... 11,600 693,667 (9.9)
Samsung Electronics Co. Ltd. . 24,800 1,226,384 (17.4)
Samsung Fire & Marine
Insurance Co. Ltd. ...... 5,200 821,976 (11.7)
2,742,027
Spain
ACS Actividades de Construccion
y Servicios SA ......... 51,600 1,643,446 (23.4)
Aena SME SA ........... 9,700 1,568,572 (22.3)
3,212,018
Sweden
Industrivarden AB, Class A ... 47,700 1,289,214 (18.4)
Investor AB, Class B ....... 68,900 1,372,529 (19.5)
Telia Co. AB ............. 379,900 964,666 (13.7)
3,626,409
United Kingdom
CNH Industrial NV ......... 65,900 1,008,347 (14.3)
InterContinental Hotels Group
plc ................. 28,900 1,891,959 (26.9)
NatWest Group plc ........ 431,000 1,406,366 (20.0)
4,306,672
United States
Allegion plc ............. 12,200 1,302,106 (18.5)
Alliant Energy Corp. ....... 30,200 1,612,680 (22.9)
Ameren Corp. ............ 20,600 1,779,634 (25.3)
American International Group,
Inc. ................. 21,300 1,072,668 (15.2)
Automatic Data Processing, Inc. 6,000 1,335,780 (19.0)
CBRE Group, Inc., Class A ... 19,800 1,441,638 (20.5)
Cigna Group (The) ........ 4,700 1,200,991 (17.1)
Cintas Corp. ............. 5,000 2,313,400 (32.9)
Cisco Systems, Inc. ........ 26,800 1,400,970 (19.9)
Colgate-Palmolive Co. ...... 27,800 2,089,170 (29.7)
Copart, Inc. ............. 24,000 1,805,040 (25.7)
Federal Realty Investment Trust 14,400 1,423,152 (20.2)
Fidelity National Information
Services, Inc. .......... 13,000 706,290 (10.0)
FleetCor Technologies, Inc. ... 4,200 885,570 (12.6)
Gen Digital, Inc. .......... 61,100 1,048,476 (14.9)
Gilead Sciences, Inc. ....... 8,400 696,948 (9.9)
Healthpeak Properties, Inc. ... 69,900 1,535,703 (21.8)
Hewlett Packard Enterprise Co. 78,800 1,255,284 (17.8)
Kellogg Co. ............. 25,000 1,674,000 (23.8)
Kimberly-Clark Corp. ....... 11,800 1,583,796 (22.5)
MetLife, Inc. ............. 25,900 1,500,646 (21.3)
Mettler-Toledo International, Inc. 500 765,105 (10.9)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Otis Worldwide Corp. ....... 20,800 $ 1,755,520 (25.0) %
Sealed Air Corp. .......... 25,200 1,156,932 (16.4)
VF Corp. ............... 27,000 618,570 (8.8)
WEC Energy Group, Inc. .... 15,600 1,478,724 (21.0)
Williams Cos., Inc. (The) .... 45,900 1,370,574 (19.5)
Willis Towers Watson plc .... 6,100 1,417,518 (20.2)
38,226,885
Preferred Securities
Brazil
Ambev SA .............. 553,600 1,569,559 (22.3)
Total Reference Entity — Long ............ 106,574,051
Reference Entity — Short
Common Stocks
Australia
Brambles Ltd. ............ (131,100) (1,182,030) 16.8
Commonwealth Bank of
Australia ............. (24,900) (1,644,035) 23.4
Telstra Group Ltd. ......... (733,700) (2,077,399) 29.5
(4,903,464)
Brazil
Cosan SA .............. (279,100) (833,151) 11.8
Transmissora Alianca de Energia
Eletrica S/A ........... (142,900) (981,998) 14.0
(1,815,149)
Canada
Great-West Lifeco, Inc. ..... (78,500) (2,080,555) 29.6
Power Corp. of Canada ..... (106,200) (2,714,131) 38.6
Restaurant Brands International,
Inc. ................. (16,600) (1,114,405) 15.8
Rogers Communications, Inc.,
Class B .............. (28,800) (1,334,837) 19.0
Shaw Communications, Inc.,
Class B .............. (65,300) (1,953,927) 27.8
Thomson Reuters Corp. ..... (11,600) (1,509,244) 21.5
(10,707,099)
China
China Southern Airlines Co. Ltd.,
Class H .............. (848,000) (605,003) 8.6
France
Covivio SA .............. (21,000) (1,221,574) 17.4
ICADE ................ (19,100) (899,340) 12.8
Orange SA .............. (122,200) (1,451,757) 20.6
(3,572,671)
Germany
Allianz SE (Registered) ..... (7,200) (1,662,020) 23.6
Beiersdorf AG ............ (9,200) (1,196,804) 17.0
Covestro AG ............ (21,700) (898,669) 12.8
LEG Immobilien SE ........ (15,100) (829,836) 11.8
Siemens Healthineers AG .... (17,300) (997,380) 14.2
(5,584,709)
Ireland
Smurfit Kappa Group plc .... (33,700) (1,221,827) 17.4
Japan
Aeon Co. Ltd. ............ (68,700) (1,332,835) 18.9
Aeon Mall Co. Ltd. ........ (102,400) (1,344,049) 19.1
Canon, Inc. ............. (56,000) (1,247,113) 17.7
Central Japan Railway Co. ... (13,400) (1,598,884) 22.7
DIC Corp. .............. (75,000) (1,351,076) 19.2
Shares Value
% of Basket
Value
Japan (continued)
Fujitsu General Ltd. ........ (30,400) $ (858,436) 12.2%
Fukuoka Financial Group, Inc. . (39,600) (761,941) 10.8
Hachijuni Bank Ltd. (The) .... (181,300) (787,630) 11.2
Hitachi Ltd. ............. (20,200) (1,110,206) 15.8
Kintetsu Group Holdings Co.
Ltd. ................ (30,700) (988,967) 14.1
McDonald's Holdings Co. Japan
Ltd. ................ (21,000) (873,056) 12.4
Mitsubishi Estate Co. Ltd. .... (88,500) (1,052,678) 15.0
Nippon Electric Glass Co. Ltd. . (56,500) (1,089,481) 15.5
Oji Holdings Corp. ......... (282,200) (1,117,331) 15.9
Ono Pharmaceutical Co. Ltd. . (47,700) (993,982) 14.1
Rakuten Group, Inc. ....... (223,700) (1,043,291) 14.8
Seven Bank Ltd. .......... (671,500) (1,341,866) 19.1
Subaru Corp. ............ (71,300) (1,138,205) 16.2
West Japan Railway Co. .... (34,700) (1,429,349) 20.3
Yamada Holdings Co. Ltd. ... (294,900) (1,013,937) 14.4
(22,474,313)
Mexico
America Movil SAB de CV ... (1,295,400) (1,365,849) 19.4
Netherlands
Koninklijke KPN NV ........ (357,400) (1,262,898) 18.0
Norway
Aker BP ASA ............ (46,800) (1,147,771) 16.3
Singapore
Jardine Cycle & Carriage Ltd. . (35,900) (845,409) 12.0
South Korea
Kakao Corp. ............. (19,200) (909,290) 12.9
SK, Inc. ................ (298) (39,706) 0.6
(948,996)
Spain
Iberdrola SA ............. (136,000) (1,694,261) 24.1
Naturgy Energy Group SA ... (33,400) (1,005,458) 14.3
(2,699,719)
Switzerland
Schindler Holding AG ...... (4,600) (1,019,258) 14.5
Swiss Life Holding AG
(Registered) ........... (1,900) (1,172,503) 16.6
Zurich Insurance Group AG .. (3,800) (1,820,955) 25.9
(4,012,716)
Taiwan
Compal Electronics, Inc. ..... (315,000) (261,609) 3.7
Formosa Chemicals & Fibre
Corp. ............... (44,000) (99,865) 1.4
Hotai Motor Co. Ltd. ....... (2,000) (42,210) 0.6
Mega Financial Holding Co. Ltd. (69,000) (74,782) 1.1
(478,466)
United Kingdom
Ashtead Group plc ........ (12,800) (785,983) 11.2
Aviva plc ............... (236,000) (1,178,853) 16.7
Barratt Developments plc .... (158,200) (910,407) 12.9
Just Eat Takeaway.com NV ... (32,300) (616,381) 8.8
Next plc ................ (8,900) (723,391) 10.3
Ocado Group plc ......... (95,200) (630,358) 9.0
RELX plc ............... (35,400) (1,146,497) 16.3
Smiths Group plc ......... (43,500) (922,582) 13.1
(6,914,452)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Shares Value
% of Basket
Value
United States
Accenture plc, Class A ...... (4,000) $ (1,143,240) 16.2%
American Water Works Co., Inc. (11,000) (1,611,390) 22.9
AMETEK, Inc. ........... (12,600) (1,831,158) 26.0
Arthur J Gallagher & Co. .... (9,300) (1,779,183) 25.3
Bristol-Myers Squibb Co. .... (20,800) (1,441,648) 20.5
Darden Restaurants, Inc. .... (7,800) (1,210,248) 17.2
Dominion Energy, Inc. ...... (28,200) (1,576,662) 22.4
Equinix, Inc. ............. (1,500) (1,081,560) 15.4
Fiserv, Inc. .............. (13,300) (1,503,299) 21.4
Garmin Ltd. ............. (16,300) (1,644,996) 23.4
Hershey Co. (The) ........ (6,200) (1,577,342) 22.4
Home Depot, Inc. (The) ..... (4,300) (1,269,016) 18.0
Iron Mountain, Inc. ........ (15,600) (825,396) 11.7
Kimco Realty Corp. ........ (77,700) (1,517,481) 21.6
KKR & Co., Inc. .......... (28,900) (1,517,828) 21.6
Lamb Weston Holdings, Inc. .. (7,600) (794,352) 11.3
Mid-America Apartment
Communities, Inc. ....... (10,200) (1,540,608) 21.9
Mondelez International, Inc.,
Class A .............. (31,500) (2,196,180) 31.2
Monster Beverage Corp. .... (24,000) (1,296,240) 18.4
PerkinElmer, Inc. ......... (10,800) (1,439,208) 20.5
PPL Corp. .............. (64,600) (1,795,234) 25.5
Quanta Services, Inc. ...... (6,300) (1,049,832) 14.9
Realty Income Corp. ....... (30,800) (1,950,256) 27.7
Republic Services, Inc. ..... (11,100) (1,500,942) 21.3
STERIS plc ............. (6,300) (1,205,064) 17.1
Teledyne Technologies, Inc. .. (3,600) (1,610,496) 22.9
Waste Connections, Inc. ..... (10,000) (1,390,700) 19.8
WW Grainger, Inc. ......... (1,500) (1,033,215) 14.7
Zimmer Biomet Holdings, Inc. . (12,300) (1,589,160) 22.6
(41,921,934)
Preferred Securities
Germany
Henkel AG & Co. KGaA
(Preference) .......... (14,400) (1,126,570) 16.0
Total Reference Entity — Short ............ (113,609,015)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (7,034,964)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Reference Entity — Long
Common Stocks
Australia
Scentre Group ........... 742,900 1,375,170 (0.1)
Canada
Barrick Gold Corp. ........ 20,300 376,861 (0.1)
BCE, Inc. ............... 50,900 2,280,049 (0.2)
Brookfield Asset Management
Ltd., Class A .......... 33,100 1,084,230 (0.1)
Sun Life Financial, Inc. ...... 50,500 2,359,282 (0.2)
Toronto-Dominion Bank (The) . 33,000 1,976,582 (0.2)
8,077,004
Denmark
Novozymes A/S, Class B .... 18,500 947,259 (0.1)
Shares Value
% of Basket
Value
France
Bollore SE .............. 219,800 $ 1,358,725 (0.1) %
Cie de Saint-Gobain ....... 28,600 1,625,727 (0.2)
EssilorLuxottica SA ........ 8,300 1,496,680 (0.1)
Hermes International ....... 600 1,215,154 (0.1)
Societe Generale SA ....... 43,000 968,849 (0.1)
6,665,135
Germany
ADLER Group SA ......... 54,975 53,897 (0.0)
( a )
SAP SE ................ 18,400 2,323,378 (0.2)
United Internet AG (Registered),
Class G .............. 78,100 1,346,292 (0.2)
3,723,567
Hong Kong
CK Asset Holdings Ltd. ..... 255,500 1,549,013 (0.2)
Ireland
CRH plc ............... 44,400 2,242,833 (0.2)
Italy
Telecom Italia SpA ........ 4,402,563 1,451,898 (0.1)
Japan
Aozora Bank Ltd. ......... 66,000 1,195,846 (0.1)
Hirose Electric Co. Ltd. ..... 11,300 1,478,341 (0.2)
Honda Motor Co. Ltd. ...... 36,600 968,113 (0.1)
Kewpie Corp. ............ 77,000 1,293,602 (0.1)
Kuraray Co. Ltd. .......... 173,700 1,597,643 (0.2)
MS&AD Insurance Group
Holdings, Inc. .......... 41,700 1,292,320 (0.1)
Nitto Denko Corp. ......... 19,300 1,249,121 (0.1)
Nomura Holdings, Inc. ...... 411,100 1,584,922 (0.2)
SoftBank Corp. ........... 160,200 1,849,317 (0.2)
Terumo Corp. ............ 48,000 1,298,176 (0.1)
Tobu Railway Co. Ltd. ...... 65,400 1,565,726 (0.2)
15,373,127
Norway
DNB Bank ASA ........... 59,000 1,055,849 (0.1)
Singapore
Capitaland Investment Ltd. ... 563,500 1,563,441 (0.2)
Switzerland
Alcon, Inc. .............. 21,900 1,554,627 (0.1)
Baloise Holding AG (Registered) 10,500 1,635,022 (0.2)
Novartis AG (Registered) .... 25,800 2,368,918 (0.2)
5,558,567
Taiwan
ASE Technology Holding Co.
Ltd. ................ 562,000 2,085,617 (0.2)
Nien Made Enterprise Co. Ltd. 87,000 936,983 (0.1)
3,022,600
United Kingdom
EnQuest plc ............. 4,891,224 1,120,681 (0.1)
Liberty Global plc, Class A ... 121,654 2,372,253 (0.3)
Tesco plc ............... 715,000 2,344,079 (0.2)
5,837,013
United States
Allstate Corp. (The) ........ 8,500 941,885 (0.1)
Altice USA, Inc., Class A .... 98,847 338,057 (0.0)
( a )
Amphenol Corp., Class A .... 24,500 2,002,140 (0.2)
AutoZone, Inc. ........... 600 1,474,890 (0.1)
Brown-Forman Corp., Class B . 21,600 1,388,232 (0.1)
Cardinal Health, Inc. ....... 15,500 1,170,250 (0.1)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Shares Value
% of Basket
Value
United States (continued)
Chubb Ltd. .............. 8,800 $ 1,708,784 (0.2) %
Dow, Inc. ............... 21,300 1,167,666 (0.1)
DTE Energy Co. .......... 15,100 1,654,054 (0.2)
Duke Energy Corp. ........ 18,300 1,765,401 (0.2)
Eversource Energy ........ 18,600 1,455,636 (0.1)
Fortive Corp. ............ 24,000 1,636,080 (0.2)
Goldman Sachs Group, Inc.
(The) ............... 3,200 1,046,752 (0.1)
Hartford Financial Services
Group, Inc. (The) ....... 27,400 1,909,506 (0.2)
Hilton Worldwide Holdings, Inc. 12,600 1,774,962 (0.2)
Illinois Tool Works, Inc. ...... 8,200 1,996,290 (0.2)
Keurig Dr Pepper, Inc. ...... 53,500 1,887,480 (0.2)
Marathon Oil Corp. ........ 68,700 1,646,052 (0.2)
McKesson Corp. .......... 3,500 1,246,175 (0.1)
MGM Resorts International ... 25,900 1,150,478 (0.1)
Paycom Software, Inc. ...... 4,500 1,368,045 (0.1)
Public Storage ........... 5,700 1,722,198 (0.2)
Roche Holding AG ........ 5,000 1,428,713 (0.1)
Salesforce, Inc. ........... 4,800 958,944 (0.1)
Southwest Airlines Co. ...... 10,000 325,400 (0.0)
( a )
Travelers Cos., Inc. (The) .... 10,800 1,851,228 (0.2)
Whirlpool Corp. ........... 7,600 1,003,352 (0.1)
38,018,650
Total Reference Entity — Long ............ 96,461,126
Reference Entity — Short
Common Stocks
Belgium
Groupe Bruxelles Lambert NV . (26,400) (2,252,978) 0.2
Brazil
Localiza Rent a Car SA ..... (78,700) (826,836) 0.1
Canada
Canadian Natural Resources
Ltd. ................ (21,800) (1,206,379) 0.1
Canadian Pacific Railway Ltd. . (23,100) (1,778,777) 0.2
Constellation Software, Inc. .. (700) (1,316,047) 0.1
Intact Financial Corp. ....... (12,600) (1,803,250) 0.2
(6,104,453)
China
iQIYI, Inc., ADR .......... (1,027,500) (7,480,200) 0.8
Denmark
DSV A/S ............... (5,900) (1,143,996) 0.1
Finland
Nordea Bank Abp ......... (144,400) (1,541,946) 0.1
UPM-Kymmene OYJ ....... (25,800) (866,570) 0.1
(2,408,516)
France
AXA SA ................ (43,100) (1,315,308) 0.1
Bureau Veritas SA ......... (104,760) (3,010,014) 0.3
Credit Agricole SA ......... (119,200) (1,344,719) 0.1
Eiffage SA .............. (9,400) (1,017,230) 0.1
Sartorius Stedim Biotech .... (2,800) (859,027) 0.1
(7,546,298)
Germany
Deutsche Boerse AG ....... (4,300) (837,254) 0.1
E.ON SE ............... (80,600) (1,005,462) 0.1
Hannover Rueck SE ....... (4,700) (919,228) 0.1
(2,761,944)
Shares Value
% of Basket
Value
Hong Kong
CLP Holdings Ltd. ......... (131,000) $ (946,624) 0.1%
Japan
Asahi Kasei Corp. ......... (214,700) (1,503,784) 0.1
Chugai Pharmaceutical Co. Ltd. (45,700) (1,128,453) 0.1
Daiwa House Industry Co. Ltd. (65,400) (1,540,907) 0.2
ENEOS Holdings, Inc. ...... (360,400) (1,264,467) 0.1
Fujitsu Ltd. .............. (5,100) (689,164) 0.1
Japan Tobacco, Inc. ....... (73,400) (1,550,468) 0.2
Kyocera Corp. ........... (28,100) (1,465,864) 0.1
Morinaga Milk Industry Co. Ltd. (18,600) (669,014) 0.1
Nippon Telegraph & Telephone
Corp. ............... (58,900) (1,760,093) 0.2
SBI Shinsei Bank Ltd. ...... (45,400) (799,675) 0.1
Square Enix Holdings Co. Ltd. . (13,900) (667,974) 0.1
Sumitomo Corp. .......... (60,200) (1,066,464) 0.1
Sumitomo Mitsui Trust Holdings,
Inc. ................. (32,900) (1,130,312) 0.1
Taisei Corp. ............. (23,900) (739,439) 0.1
UBE Corp. .............. (97,700) (1,517,619) 0.1
(17,493,697)
Macau
Wynn Macau Ltd. ......... (2,486,400) (2,452,083) 0.3
Singapore
United Overseas Bank Ltd. ... (73,500) (1,648,535) 0.2
Venture Corp. Ltd. ......... (84,100) (1,119,324) 0.1
(2,767,859)
Spain
Ferrovial SA ............. (48,200) (1,419,365) 0.1
Sweden
Sandvik AB ............. (61,400) (1,303,264) 0.1
Switzerland
Banque Cantonale Vaudoise
(Registered) ........... (9,900) (934,224) 0.1
Tecan Group AG (Registered) . (2,200) (963,687) 0.1
UBS Group AG (Registered) .. (60,900) (1,288,693) 0.1
(3,186,604)
United Kingdom
Rentokil Initial plc ......... (143,600) (1,049,507) 0.1
United States
American Water Works Co., Inc. (800) (117,192) 0.0
( b )
Ameriprise Financial, Inc. .... (4,300) (1,317,950) 0.1
Analog Devices, Inc. ....... (9,600) (1,893,312) 0.2
Brandywine Realty Trust .... (12,500) (59,125) 0.0
(b )
Caesars Entertainment, Inc. .. (20,200) (985,962) 0.1
CenterPoint Energy, Inc. .... (59,200) (1,744,032) 0.2
Church & Dwight Co., Inc. ... (20,200) (1,785,882) 0.2
Citizens Financial Group, Inc. . (39,300) (1,193,541) 0.1
CoStar Group, Inc. ........ (13,600) (936,360) 0.1
CSX Corp. .............. (46,700) (1,398,198) 0.1
Digital Realty Trust, Inc. ..... (12,200) (1,199,382) 0.1
DISH Network Corp., Class A . (71,200) (664,296) 0.1
DR Horton, Inc. ........... (8,300) (810,827) 0.1
Elevance Health, Inc. ....... (2,500) (1,149,525) 0.1
Emerson Electric Co. ....... (16,400) (1,429,096) 0.1
Ford Motor Co. ........... (96,700) (1,218,420) 0.1
Frontier Communications Parent,
Inc. ................. (11,500) (261,855) 0.0
( b )
Globe Life, Inc. ........... (14,000) (1,540,280) 0.2
International Business Machines
Corp. ............... (7,400) (970,066) 0.1

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
Shares Value
% of Basket
Value
United States (continued)
JM Smucker Co. (The) ...... (7,400) $ (1,164,538) 0.1%
Monolithic Power Systems, Inc. (1,700) (850,918) 0.1
Oracle Corp. ............ (10,600) (984,952) 0.1
Pitney Bowes, Inc. ........ (67,500) (262,575) 0.0
( b )
ResMed, Inc. ............ (5,400) (1,182,546) 0.1
Sabre Corp. ............. (72,500) (311,025) 0.0
( b )
Stryker Corp. ............ (5,500) (1,570,085) 0.2
Take-Two Interactive Software,
Inc. ................. (5,400) (644,220) 0.1
T-Mobile US, Inc. ......... (9,800) (1,419,432) 0.1
Ventas, Inc. ............. (34,400) (1,491,240) 0.2
Welltower, Inc. ........... (15,800) (1,132,702) 0.1
(31,689,534)
Investment Companies
Ireland
Invesco AT1 Capital Bond UCITS
ETF ................ (270,213) (5,833,111) 0.6
Shares Value
% of Basket
Value
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (635,281) $ (47,995,480) 4.8%
iShares iBoxx $ Investment
Grade Corporate Bond ETF (2,203,187) (241,491,327) 24.2
SPDR Bloomberg High Yield
Bond ETF ............ (1,868,000) (173,387,760) 17.4
Vanguard Intermediate-Term
Corporate Bond ETF ..... (2,707,000) (217,155,540) 21.8
Vanguard Long-Term Corporate
Bond ETF ............ (1,725,449) (137,552,794) 13.8
Vanguard Short-Term Corporate
Bond ETF ............ (2,312,500) (176,281,875) 17.7
(993,864,776)
Rights
Brazil
Localiza Rent a Car SA ..... (352) (912) 0.0
( b )
Total Reference Entity — Short ............ (1,092,532,557)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (996,071,431)
(a)
Amount is greater than (0.1)%.
(b)
Rounds to less than 0.1%.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.97
1-day ESTR ......................................... Euro Short-Term Rate 993.30
1-day SARON ........................................ Swiss Average Rate Overnight 0.73
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87
1-day SONIA ......................................... Sterling Overnight Index Average 4.18
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.03)
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.10
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.53
3-mo. BA ........................................... Canadian Bankers Acceptances 5.06
3-mo. BBR .......................................... Australian Bank Bill Rate 3.64
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.43
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7.96
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.18
6-mo. BBR .......................................... Australian Bank Bill Rate 3.74
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.49
6-mo. NIBOR ........................................ Nigerian Interbank Offered Rate 3.96
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 6.85

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Bermuda ............................................. $ — $ 10,291,143 $ — $ 10,291,143
Canada ............................................. — 24,363,799 — 24,363,799
Cayman Islands ........................................ — 2,528,543,165 5,220,800 2,533,763,965
France .............................................. — 4,610,771 — 4,610,771
Germany ............................................ — 4,365,727 — 4,365,727
Ireland .............................................. — 213,913,178 — 213,913,178
Italy ................................................ — 6,868,283 — 6,868,283
Jersey .............................................. — 28,310,424 — 28,310,424
Luxembourg .......................................... — 4,534,508 — 4,534,508
Netherlands ........................................... — 2,990,692 — 2,990,692
Portugal ............................................. — 3,931,890 — 3,931,890
Spain ............................................... — 9,378,234 — 9,378,234
United Kingdom ........................................ — 86,998,442 — 86,998,442
United States .......................................... — 2,213,409,766 77,958,162 2,291,367,928
Common Stocks
Australia ............................................. — 2,544,309 — 2,544,309
Canada ............................................. 2,412,679 — 357,524 2,770,203
France .............................................. — 11,832,974 — 11,832,974
Germany ............................................ — 34,809,058 — 34,809,058
Israel ............................................... — 1,171,164 — 1,171,164
Italy ................................................ — 6,440,731 — 6,440,731
Japan ............................................... — 53,100,288 — 53,100,288
Netherlands ........................................... 3,923,955 11,780,990 — 15,704,945
Spain ............................................... — 673,363 — 673,363
Sweden ............................................. — 590,510 — 590,510
Switzerland ........................................... — 758,787 — 758,787
United Kingdom ........................................ 17,775,585 13,712,556 27 31,488,168
United States .......................................... 303,467,594 16,554,769 44,542,162 364,564,525
Corporate Bonds
Argentina ............................................ — 13,868,885 — 13,868,885
Australia ............................................. — 46,502,144 34,255,084 80,757,228
Austria .............................................. — 42,496,771 — 42,496,771
Belgium ............................................. — 76,193,607 — 76,193,607
Brazil ............................................... — 99,609,747 — 99,609,747
Canada ............................................. — 190,593,454 17,773,688 208,367,142
Cayman Islands ........................................ — 83,500 — 83,500
Chile ............................................... — 9,221,372 — 9,221,372
China ............................................... — 87,983,615 — 87,983,615
Colombia ............................................ — 76,053,364 — 76,053,364
Costa Rica ........................................... — 1,643,687 — 1,643,687
Cyprus .............................................. — 17,621,935 — 17,621,935
Denmark ............................................. — 16,815,031 — 16,815,031
Dominican Republic ..................................... — 2,495,775 — 2,495,775
Finland .............................................. — 14,567,658 — 14,567,658
France .............................................. — 660,818,529 18,752,089 679,570,618
Fair Value Hierarchy as of Period End (continued)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Germany ............................................ $ — $ 891,513,510 $ 20,604,326 $ 912,117,836
Greece .............................................. — 4,176,227 — 4,176,227
Guatemala ........................................... — 7,887,136 — 7,887,136
Guernsey ............................................ — 234,698 — 234,698
Hong Kong ........................................... — 3,337,998 — 3,337,998
India ............................................... — 31,067,475 32,628,033 63,695,508
Indonesia ............................................ — 17,074,342 — 17,074,342
Israel ............................................... — 45,814,528 — 45,814,528
Italy ................................................ — 280,768,429 — 280,768,429
Jamaica ............................................. — 8,532,686 — 8,532,686
Japan ............................................... — 143,646,842 — 143,646,842
Kuwait .............................................. — 7,302,669 — 7,302,669
Luxembourg .......................................... — 180,116,840 — 180,116,840
Macau .............................................. — 15,833,596 — 15,833,596
Malaysia ............................................. — 1,238,125 — 1,238,125
Mexico .............................................. — 113,178,631 — 113,178,631
Morocco ............................................. — 5,469,736 — 5,469,736
Netherlands ........................................... — 284,422,918 — 284,422,918
Nigeria .............................................. — 15,160,738 — 15,160,738
Norway .............................................. — 16,465,207 — 16,465,207
Oman ............................................... — 1,640,096 — 1,640,096
Paraguay ............................................ — 4,348,585 — 4,348,585
Peru ................................................ — 8,702,927 — 8,702,927
Portugal ............................................. — 17,963,424 — 17,963,424
Romania ............................................. — 8,655,361 — 8,655,361
Saudi Arabia .......................................... — 101,624,625 — 101,624,625
Singapore ............................................ — 32,344,426 — 32,344,426
Slovenia ............................................. — 19,202,988 — 19,202,988
South Africa ........................................... — 108,465,263 — 108,465,263
South Korea .......................................... — 16,454,029 — 16,454,029
Spain ............................................... — 358,737,288 — 358,737,288
Sweden ............................................. — 94,068,370 — 94,068,370
Switzerland ........................................... — 176,903,349 2 176,903,351
Tanzania, United Republic Of ............................... — 8,374,437 — 8,374,437
Thailand ............................................. — 8,632,052 — 8,632,052
Turkey .............................................. — 4,193,339 — 4,193,339
Ukraine ............................................. — 12,205,402 — 12,205,402
United Arab Emirates .................................... — 31,409,355 — 31,409,355
United Kingdom ........................................ — 1,056,283,572 — 1,056,283,572
United States .......................................... — 4,899,505,253 285,140,624 5,184,645,877
Zambia .............................................. — 6,120,299 — 6,120,299
Floating Rate Loan Interests
Canada ............................................. — 972,804 — 972,804
European Union ........................................ — — 42,620,850 42,620,850
France .............................................. — 1,855,594 — 1,855,594
Germany ............................................ — 4,871,822 4,913,188 9,785,010
Jersey, Channel Islands ................................... — — 21,877,879 21,877,879
Luxembourg .......................................... — 4,654,199 28,260,157 32,914,356
Mexico .............................................. — — 168,000 168,000
Netherlands ........................................... — 14,243,780 — 14,243,780
Spain ............................................... — 34,969,050 35,472,311 70,441,361
United Kingdom ........................................ — 29,236,035 48,373,459 77,609,494
United States .......................................... — 610,444,890 607,279,898 1,217,724,788
Foreign Agency Obligations ................................. — 444,668,865 — 444,668,865
Foreign Government Obligations .............................. — 2,597,289,730 — 2,597,289,730
Investment Companies .................................... 1,301,869,654 — — 1,301,869,654
Municipal Bonds ......................................... — 500,509,565 — 500,509,565
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 38,774,915 — 38,774,915
Cayman Islands ........................................ — 17,920,101 — 17,920,101
Ireland .............................................. — 43,197,455 — 43,197,455
Italy ................................................ — 19,392,891 — 19,392,891
Netherlands ........................................... — 19,332,460 — 19,332,460
Switzerland ........................................... — 19,263 — 19,263
Fair Value Hierarchy as of Period End (continued)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ — $ 130,135,582 $ — $ 130,135,582
United States .......................................... — 2,297,766,140 216,034,400 2,513,800,540
Preferred Securities
Brazil ............................................... — — 14,278,200 14,278,200
China ............................................... — — 46,879,435 46,879,435
Germany ............................................ — — 15,798,494 15,798,494
Israel ............................................... — — 20,626,164 20,626,164
Jersey .............................................. — — 12,315,790 12,315,790
Sweden ............................................. — — 5,284,242 5,284,242
United States .......................................... — 16,483,626 236,634,150 253,117,776
U.S. Government Sponsored Agency Securities .................... — 14,574,147,039 38,622,848 14,612,769,887
U.S. Treasury Obligations ................................... — 6,668,944,008 — 6,668,944,008
Warrants .............................................. 699,330 33,353 5,699,171 6,431,854
Short-Term Securities
Borrowed Bond Agreements ................................. — 388,501,111 — 388,501,111
Certificates of Deposit ..................................... — 96,873,408 — 96,873,408
Commercial Paper ....................................... — 806,333,659 — 806,333,659
Foreign Government Obligations .............................. — 156,432,519 — 156,432,519
Money Market Funds ...................................... 472,294,414 — — 472,294,414
Options Purchased
Credit contracts .......................................... — 2,120,890 — 2,120,890
Equity contracts .......................................... 41,896,346 6,587,204 — 48,483,550
Foreign currency exchange contracts ........................... — 31,337,285 — 31,337,285
Interest rate contracts ...................................... 16,473,947 196,788,044 — 213,261,991
Other contracts .......................................... — 1,568,027 — 1,568,027
Unfunded Floating Rate Loan Interests
(a)
.............................. — 6,223 — 6,223
Liabilities
Investments
Borrowed Bonds ......................................... — (386,003,571) — (386,003,571)
TBA Sale Commitments .................................... — (10,819,275,285) — (10,819,275,285)
Investment Sold Short
Corporate Bonds ........................................ — (5,077,513) — (5,077,513)
U.S. Treasury Obligations ................................... — (130,203,125) — (130,203,125)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (865,438) (865,438)
$ 2,160,813,504 $ 34,117,977,409 $ 1,937,505,719 $ 38,216,296,632
Investments Valued at NAV
(b)
...................................... 416,912,790
$ —
$ 38,633,209,422
$ —
Derivative Financial Instruments
(c)
Assets
Commodity contracts ....................................... $ 106,021 $ — $ — $ 106,021
Credit contracts ........................................... — 11,656,433 — 11,656,433
Equity contracts ........................................... 1,061,050 6,783,420 — 7,844,470
Foreign currency exchange contracts ............................ — 65,256,055 — 65,256,055
Interest rate contracts ....................................... 6,452,725 365,642,443 — 372,095,168
Other contracts ........................................... — 1,387,893 — 1,387,893
Liabilities
Credit contracts ........................................... — (39,800,297) — (39,800,297)
Equity contracts ........................................... (31,125,849) (38,603,760) — (69,729,609)
Foreign currency exchange contracts ............................ — (163,913,918) — (163,913,918)
Interest rate contracts ....................................... (157,964,659) (551,225,298) — (709,189,957)
Other contracts ........................................... — (2,573,215) — (2,573,215)
$ (181,470,712) $ (345,390,244) $ — $ (526,860,956)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Corporate Bonds.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Stocks
Unfunded
Floating
Rate Loan
Interests
U.S.
Government
Sponsored
Agency
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 $ 78,776,696 $ 49,110,433 $ 330,214,740 $ 852,706,468 $ 319,875,783 $ 3,494,268 $ 340,809,432 $ (1,151,914) $ 76,592,805 $ 6,002,568 $ 2,056,431,279
Transfers into Level 3 ............. 2,187,253 — 20,784,185 18,580,531 — — — — 29,576,906 — 71,128,875
Transfers out of Level 3 ............ (46,060,679) — — (63,152,311) (172,997,020) (2,086,357) — — (55,342,503) — (339,638,870)
Other
(a)
....................... 36,982,155 — (36,982,155) — — — — — — — —
Accrued discounts/premiums ......... 46,554 — 5,641 374,305 (261,942) — — — 199,565 — 364,123
Net realized gain (loss) ............ (14,607) — 41,988 609,505 61,437 (2,011,367) — — 1,202,520 — (110,524)
Net change in unrealized appreciation
(depreciation)
(b)
............... 2,289,753 (4,210,720) (15,696,593) 423,151 (5,520,732) 603,456 (4,008,105) 286,476 (1,437,452) (303,397) (27,574,163)
Purchases ..................... 10,312,846 — 114,449,579 28,178,217 81,388,541 — 21,265,162 — — — 255,594,345
Sales ........................ (1,341,009) — (3,663,539) (48,754,124) (6,511,667) — (6,250,014) — (12,168,993) — (78,689,346)
Closing balance, as of March 31, 2023 ..
$ 83,178,962 $ 44,899,713 $ 409,153,846 $ 788,965,742 $ 216,034,400 $ — $ 351,816,475 $ (865,438) $ 38,622,848 $ 5,699,171 $ 1,937,505,719
Net change in unrealized appreciation
(depreciation) on investments still held at
March 31, 2023
(b)
..............
$ 1,075,425 $ (4,210,720) $ (15,696,593) $ (341,099) $ (5,635,624) $ — $ (1,445,565) $ 286,476 $ (348,218) $ (303,397) $ (26,619,315)
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $530,655,126 . A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 44,899,599 Market Revenue Multiple 3.85x - 20.00x 8.84x
Volatility 33% - 75% 57%
Time to Exit 1.0- 1.5 years 1.3 years
Market Adjustment
Multiple
0.5x —
Corporate Bonds ............................. 359,763,475 Income Discount Rate 5% - 35% 12%
Market Revenue Multiple 5.00x —
Volatility 65% —
Time to Exit 2.8 years —
Floating Rate Loan Interests ...................... 649,956,126 Income Discount Rate 5% - 21% 11%
Credit Spread 273-819 412
Estimated Recovery
Value
50% —
Preferred Stocks ............................. 346,532,227 Market Revenue Multiple 2.05x - 26.05x 9.65x
EBIDTAR Multiple 6.75x —
EBITDA Multiple 15.00x —
Volatility 46% - 90% 69%
Time to Exit 1.5 – 5.0 years 3.1 years
Market Adjustment
Multiple
0.50x - 0.95x 0.84x
Gross Profit Multiple 5.76x - 31.50x 14.77x
Recent Transactions
(b)
—
Income Discount Rate 13% - 14% 13%
Warrants .................................. 5,699,166 Market Revenue Multiple 9.25x - 26.05x 11.95x
Volatility 49% - 75% 61%
Time to Exit 0.2 - 4.5 years 4.2 years
$ 1,406,850,593
(b)
For the period end March 31, 2023, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PHP Philippine Peso
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
COP Certificates of Participation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
LOC Letter of Credit
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NIBOR Norwegian Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SBPA Stand-by-Bond Purchase Agreement
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate